    [AB FUNDS LOGO]

          [AB FUNDS TRUST LOGO]

          Annual Report

          DECEMBER 31, 2001

                                         BLENDED FUNDS:

                                            -  FLEXIBLE INCOME FUND
                                            -  GROWTH & INCOME FUND
                                            -  CAPITAL OPPORTUNITIES FUND
                                            -  GLOBAL EQUITY FUND
                                         SELECT FUNDS:

                                            -  MONEY MARKET FUND
                                            -  LOW-DURATION BOND FUND
                                            -  MEDIUM-DURATION BOND FUND
                                            -  EXTENDED-DURATION BOND FUND
                                            -  EQUITY INDEX FUND
                                            -  VALUE EQUITY FUND
                                            -  GROWTH EQUITY FUND
                                            -  SMALL CAP EQUITY FUND
                                            -  INTERNATIONAL EQUITY FUND

TABLE OF CONTENTS

Letter from the President                      1
Market Overview                                2
Blended Funds:
   Flexible Income                             6
   Growth & Income                             9
   Capital Opportunities                      12
   Global Equity                              15
Financial Statements                          18
Select Funds:
   Equity Index                               22
   Value Equity                               30
   Growth Equity                              40
   Small Cap Equity                           49
   International Equity                       59
   Money Market                               68
   Low-Duration Bond                          72
   Medium-Duration Bond                       80
   Extended-Duration Bond                     94
Financial Statements                         102
Notes to Financial Statements                112
Report of Independent Accountants            125
Fund Management                              126

This report covers an abbreviated period because the Funds were launched effective August 27, 2001 and have a fiscal year-end of December 31. This shorter period does not affect the Funds' investment objectives or policies.

                                                                January 30, 2002

[O. S. HAWKINS PHOTO]

Dear Fellow Shareholder,

We are pleased to bring you the first AB Funds Trust annual report. This report covers the period from the funds' inception on August 27, 2001 through December 31, 2001. We are grateful for the successful launch of our new funds, and we are excited about the new investment opportunities that are now available for our investors.

The continued economic slowdown and the events of September 11th affirm our convictions of using a disciplined investment approach in managing money. Difficult market environments highlight our belief that a disciplined investment approach gives our shareholders the greatest opportunity for success through both good and bad markets. This investment approach has become a hallmark of the AB Funds Trust investment program.

AB Funds Trust uses a "manager of managers" approach to provide investors access to investment opportunities in global financial markets. Our investment funds are constructed using best of class investment managers. We believe this strategy will benefit the investor over the long term.

With the creation of AB Funds Trust, a retail class of shares was added that makes additional investment opportunities available to eligible investors and their spouses. By purchasing shares of AB Funds Trust, investors may open personal Investment Accounts as well as Traditional and Roth IRAs. Whether you are looking to consolidate your investments, begin saving for a special occasion or just want to put your investments with a firm you know and trust, we are ready to serve you. More than ever before we are prepared to be a Life Partner(TM) with you by providing investment products and services that match your life goals.

We appreciate the opportunity to bring you this first annual report and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ O. S. Hawkins

O. S. Hawkins

MARKET OVERVIEW

The year 2001 continued a difficult period for equity investors. The end of the extended period of economic growth was March 2001; however, the prospects for economic slowdown caused stock investors to shed their appetite for stocks well in advance of the official date of recession. The evidence of economic slowdown caused significant price declines in stock investments early in the year as the growth prospects for the economic engine were reassessed. Bond investments provided a safe haven in the financial markets during 2001 as interest rates plummeted.

The late cycle enthusiasm of equity investors in the latter portion of the 1990's resulted in a virtuous cycle of prosperity from stock market gains, wealth creation, consumer spending and corporate profits (the New Economy). However, the generous allocation of capital to companies caused an over-investment in production capacity, which laid the foundation for the downward spiral of the past two years. Over-capacity led to production levels that exceeded consumer demand, resulting in inventory excesses and idle production lines. The resulting weaker corporate profits and lower stock valuations in turn led to layoffs and the erosion of consumer confidence producing further retrenchment of consumer spending. Finally, while the financial fallout of September 11 pales in significance to the social damage, the terrorist attacks abruptly accelerated the speed and depth of the economic decline. Now, after two years of severe stock market corrections, many equity investors more clearly understand the extremes and excesses to which financial markets were pushed during the "bubble" of the late 1990's.

ASSET CLASS PERFORMANCE COMPARISON

The following chart illustrates the performance of the major asset classes during 2001. As evidenced by the graph, bonds were the best performing asset class during the year, materially outperforming their equity counterparts. Regarding the equity markets, small cap stocks, as measured by the Russell 2000(R) Index, were the best performing segment outpacing both large-cap U.S. and international stocks.

[ASSET CLASS BAR CHART]

S&P 500(R) Index                                                                -11.90
Russell 2000(R) Index                                                             2.50
MSCI ACW Free EX-U.S. Index Return                                              -19.50
Merrill Lynch 1-3 Year Treasury Index                                             8.30
Lehman Brothers Aggregate Bond Index                                              8.40

STOCK MARKET REFLECTS ECONOMIC CONDITIONS

The U.S. stock market posted its second consecutive year of negative returns. The S&P 500(R) Index returned -11.9% for the year, making 2000 and 2001 the worst two-year period since the depths of the 1973-74 recession. With the poor economic climate and a questionable corporate earnings outlook, market leadership continued to reside in value-oriented, fundamentally attractive investments at the expense of growth companies. In 2001, the Russell 1000(R) Value Index returned -5.6% compared to the Russell 1000(R) Growth Index of -20.4%. Additionally, small capitalization stocks continued to have relative strength advantages during the year with the Russell 2000(R) Index returning 2.5%. The international equity markets fared somewhat worse, with the MSCI-EAFE index posting a return of -21.4% for the year.

BOND INVESTMENTS SHOW STRONG GAINS

Weak economic conditions created a positive market environment and another banner year for fixed income investors as interest rates fell significantly and investors fled to more secure investments. Because bond prices increase as interest rates decline, bond investors benefited from the Federal Reserve's continued aggressive campaign to spark economic growth through interest rate cuts. The Lehman Brothers Aggregate Bond Index posted a return of 8.4% for the year. High quality, investment grade corporate bonds were the best performing sector for the year, followed by the government agency sector.

OUTLOOK

The investment and valuation excesses of past years, compounded by damaged consumer confidence, has resulted in an economic system today that is less responsive to monetary and fiscal stimulus than in previous slowdowns. Without consideration to further wartime events, signs are beginning to point to a modest level of economic recovery in 2002, yet the impact of increased economic activity on U.S. equity markets over the short-term is difficult to gauge. Because high valuations are still present in stock prices, the prospects for the stock market in 2002 remain clouded. Without a robust economic recovery, it is unlikely that the stock market will return to the level of gains enjoyed in the previous decade.

We remain as confident as ever before in the long-term outlook for the U.S. economy and financial markets. Over longer periods, economic growth is the fuel that drives stock prices. Since the events of September 11, the U.S. people and economy have shown the kind of resiliency that is at the very root of its foundation and history. The resolve to move forward in maintaining global economic prominence remains strong, giving us confidence that better days lie ahead.

U.S. ECONOMY -- GROSS DOMESTIC PRODUCT

As measured by GDP, the U.S. economy has contracted for three consecutive quarters with the 3Q01 real GDP posting its first negative result, -1.3% (annualized rate), since 1Q93, and its lowest performance since 1Q91.

[U.S. ECONOMY GRAPH]

                                                                      REAL GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
9/85                                                                              6.10
                                                                                  3.30
                                                                                  3.70
                                                                                  1.70
                                                                                  3.80
                                                                                  2.10
                                                                                  3.00
                                                                                  4.30
9/87                                                                              3.40
                                                                                  7.10
                                                                                  2.70
                                                                                  4.80
                                                                                  2.10
                                                                                  5.30
                                                                                  5.00
                                                                                  2.20
9/89                                                                              1.90
                                                                                  1.40
                                                                                  5.10
                                                                                  0.90
                                                                                 -0.70
                                                                                 -3.20
                                                                                 -2.00
                                                                                  2.30
9/91                                                                              1.00
                                                                                  2.20
                                                                                  3.80
                                                                                  3.80
                                                                                  3.10
                                                                                  5.40
                                                                                 -0.10
                                                                                  2.50
9/93                                                                              1.80
                                                                                  6.20
                                                                                  3.40
                                                                                  5.70
                                                                                  2.20
                                                                                  5.00
                                                                                  1.50
                                                                                  0.80
9/95                                                                              3.10
                                                                                  3.20
                                                                                  2.90
                                                                                  6.80
                                                                                  2.00
                                                                                  4.60
                                                                                  4.40
                                                                                  5.90
9/97                                                                              4.20
                                                                                  2.80
                                                                                  6.10
                                                                                  2.20
                                                                                  4.10
                                                                                  6.70
                                                                                  3.10
                                                                                  1.70
9/99                                                                              4.70
                                                                                  8.30
                                                                                  2.30
                                                                                  5.70
                                                                                  1.30
                                                                                  1.90
                                                                                  1.30
                                                                                  0.30
9/01                                                                             -1.30

Gross Domestic Product ("GDP") is one of, if not the most widely used economic measures for the overall U.S. economy. GDP measures the total market value of all final goods and services produced within the U.S. during a specific period. The index is the percent change from quarter to quarter of GDP and is often presented as an annualized rate. Generally, it is viewed as positive for the equity markets as GDP expands reflecting an environment of economic growth and profitability. The converse is true when GDP is contracting.
Data Source: Bloomberg

FEDERAL RESERVE BANK

In their concerted effort to stimulate a contracting domestic economy, the Federal Reserve Bank ("Fed") aggressively utilized expansionary monetary policy. The Fed cut rates on 11 separate occasions during 2001. In aggregate, the Fed's easing totaled 4.75%, from a level of 6.5% at the beginning of the year to 1.75% at year's end -- its lowest point in 40 years.
[LINE GRAPH]

                                                                  FEDERAL FUNDS TARGET INTEREST RATE
                                                                  ----------------------------------
9/91                                                                             5.28
                                                                                 5.00
                                                                                 4.75
                                                                                 4.00
                                                                                 4.00
                                                                                 4.00
                                                                                 4.00
                                                                                 3.75
                                                                                 3.75
6/92                                                                             3.75
                                                                                 3.25
                                                                                 3.25
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.25
                                                                                 3.50
                                                                                 3.75
                                                                                 4.25
6/94                                                                             4.25
                                                                                 4.25
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 6.00
                                                                                 6.00
                                                                                 6.00
                                                                                 6.00
                                                                                 6.00
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.50
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
6/96                                                                             5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
6/98                                                                             5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.25
                                                                                 5.00
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 5.00
                                                                                 5.00
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.75
                                                                                 6.00
                                                                                 6.00
                                                                                 6.50
6/00                                                                             6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.00
                                                                                 4.50
                                                                                 4.00
                                                                                 3.75
                                                                                 3.75
                                                                                 3.50
                                                                                 3.00
                                                                                 2.50
                                                                                 2.00
12/01                                                                            1.75

The Federal Reserve Bank is the central bank of the U.S. with the responsibility of implementing monetary policy. The federal funds rate is the rate banks with excess reserves loan funds to banks needing additional reserves. The fed funds rate is one tool the Fed can use in their efforts of controlling money supply. It is viewed as a stimulus to the economy and to equity markets when the Fed lowers the federal funds rate given money supply increases. Contrarily, the opposite is true when the Fed increases the fed funds rate creating an environment for money supply contraction.

Data Source: Bloomberg
CONSUMER CONFIDENCE
Reflecting the consumers' increasing concern over the economy during the year, consumer confidence, as measured by the Consumer Confidence Index, began to decline mid-way through 2001 hitting its lowest level in almost eight years during November. During December, the confidence measure rebounded showing some signs of potential economic recovery in the minds of the consumer.
[LINE GRAPH]

                                                                       CONSUMER CONFIDENCE INDEX
                                                                       -------------------------
10/90                                                                            62.60
11/90                                                                            61.70
12/90                                                                            61.20
1/91                                                                             55.10
2/91                                                                             59.40
3/91                                                                             81.10
4/91                                                                             79.40
5/91                                                                             76.40
6/91                                                                             78.00
7/91                                                                             77.70
8/91                                                                             76.10
9/91                                                                             72.90
10/91                                                                            60.10
11/91                                                                            52.70
12/91                                                                            52.50
1/92                                                                             50.20
2/92                                                                             47.30
3/92                                                                             56.50
4/92                                                                             65.10
5/92                                                                             71.90
6/92                                                                             72.60
7/92                                                                             61.20
8/92                                                                             59.00
9/92                                                                             57.30
10/92                                                                            54.60
11/92                                                                            65.60
12/92                                                                            78.10
1/93                                                                             76.70
2/93                                                                             68.50
3/93                                                                             63.20
4/93                                                                             67.60
5/93                                                                             61.90
6/93                                                                             58.60
7/93                                                                             59.20
8/93                                                                             59.30
9/93                                                                             63.80
10/93                                                                            60.50
11/93                                                                            71.90
12/93                                                                            79.80
1/94                                                                             82.60
2/94                                                                             79.90
3/94                                                                             86.70
4/94                                                                             92.10
5/94                                                                             88.90
6/94                                                                             92.50
7/94                                                                             91.30
8/94                                                                             90.40
9/94                                                                             89.50
10/94                                                                            89.10
11/94                                                                           100.40
12/94                                                                           103.40
1/95                                                                            101.40
2/95                                                                             99.40
3/95                                                                            100.20
4/95                                                                            104.60
5/95                                                                            102.00
6/95                                                                             94.60
7/95                                                                            101.40
8/95                                                                            102.40
9/95                                                                             97.30
10/95                                                                            96.30
11/95                                                                           101.60
12/95                                                                            99.20
1/96                                                                             88.40
2/96                                                                             98.00
3/96                                                                             98.40
4/96                                                                            104.80
5/96                                                                            103.50
6/96                                                                            100.10
7/96                                                                            107.00
8/96                                                                            112.00
9/96                                                                            111.80
10/96                                                                           107.30
11/96                                                                           109.50
12/96                                                                           114.20
1/97                                                                            118.70
2/97                                                                            118.90
3/97                                                                            118.50
4/97                                                                            118.50
5/97                                                                            127.90
6/97                                                                            129.90
7/97                                                                            126.30
8/97                                                                            127.60
9/97                                                                            130.20
10/97                                                                           123.40
11/97                                                                           128.10
12/97                                                                           136.20
1/98                                                                            128.30
2/98                                                                            137.40
3/98                                                                            133.80
4/98                                                                            137.20
5/98                                                                            136.30
6/98                                                                            138.20
7/98                                                                            137.20
8/98                                                                            133.10
9/98                                                                            126.40
10/98                                                                           119.30
11/98                                                                           126.40
12/98                                                                           126.70
1/99                                                                            128.90
2/99                                                                            133.10
3/99                                                                            134.00
4/99                                                                            135.50
5/99                                                                            137.70
6/99                                                                            139.00
7/99                                                                            136.20
8/99                                                                            136.00
9/99                                                                            134.20
10/99                                                                           130.50
11/99                                                                           137.00
12/99                                                                           141.70
1/00                                                                            144.70
2/00                                                                            140.80
3/00                                                                            137.10
4/00                                                                            137.70
5/00                                                                            144.70
6/00                                                                            139.20
7/00                                                                            143.00
8/00                                                                            140.80
9/00                                                                            142.50
10/00                                                                           135.80
11/00                                                                           132.60
12/00                                                                           128.60
1/01                                                                            115.70
2/01                                                                            109.20
3/01                                                                            116.90
4/01                                                                            109.90
5/01                                                                            116.10
6/01                                                                            118.90
7/01                                                                            116.30
8/01                                                                            114.00
9/01                                                                             97.00
10/01                                                                            85.30
11/01                                                                            84.90
12/01                                                                            93.70

The Consumer Confidence Index is computed on a monthly basis for the purpose of measuring consumers' attitude toward the economy. The trend in this economic measure is closely monitored given consumers comprise approximately two-thirds of the U.S. economy. Generally, it is viewed as positive to the economy and equity markets when the index increases. This reflects the fact that consumers are positive regarding their economic outlook and that they are more willing to spend money providing further economic stimulus.
Data Source: Bloomberg

U.S. UNEMPLOYMENT

Unemployment in the U.S. materially increased during 2001 from 4.2% at the beginning of the year to 5.8% at year's end with half of the year's increase taking place in the 4Q01. Reflecting the difficult economic environment including corporate restructuring and layoffs, unemployment reached its highest level since April 1995.

[LINE GRAPH]

                                                                        U.S. UNEMPLOYMENT RATE
                                                                        ----------------------
10/90                                                                            5.90
                                                                                 6.20
                                                                                 6.30
                                                                                 6.40
                                                                                 6.60
                                                                                 6.80
                                                                                 6.70
                                                                                 6.90
6/91                                                                             6.90
                                                                                 6.80
                                                                                 6.90
                                                                                 6.90
                                                                                 7.00
                                                                                 7.00
                                                                                 7.30
                                                                                 7.30
                                                                                 7.40
                                                                                 7.40
                                                                                 7.40
                                                                                 7.60
6/92                                                                             7.80
                                                                                 7.70
                                                                                 7.60
                                                                                 7.60
                                                                                 7.30
                                                                                 7.40
                                                                                 7.40
                                                                                 7.30
                                                                                 7.10
                                                                                 7.00
                                                                                 7.10
                                                                                 7.10
6/93                                                                             7.00
                                                                                 6.90
                                                                                 6.80
                                                                                 6.70
                                                                                 6.80
                                                                                 6.60
                                                                                 6.50
                                                                                 6.80
                                                                                 6.60
                                                                                 6.50
                                                                                 6.40
                                                                                 6.10
6/94                                                                             6.10
                                                                                 6.30
                                                                                 6.00
                                                                                 5.80
                                                                                 5.80
                                                                                 5.60
                                                                                 5.50
                                                                                 5.60
                                                                                 5.40
                                                                                 5.40
                                                                                 5.80
                                                                                 5.60
6/95                                                                             5.60
                                                                                 5.70
                                                                                 5.70
                                                                                 5.60
                                                                                 5.50
                                                                                 5.60
                                                                                 5.60
                                                                                 5.60
                                                                                 5.50
                                                                                 5.50
                                                                                 5.60
                                                                                 5.60
6/96                                                                             5.30
                                                                                 5.50
                                                                                 5.10
                                                                                 5.20
                                                                                 5.20
                                                                                 5.40
                                                                                 5.40
                                                                                 5.30
                                                                                 5.20
                                                                                 5.20
                                                                                 5.10
                                                                                 4.90
6/97                                                                             5.00
                                                                                 4.90
                                                                                 4.80
                                                                                 4.90
                                                                                 4.70
                                                                                 4.60
                                                                                 4.70
                                                                                 4.60
                                                                                 4.60
                                                                                 4.70
                                                                                 4.40
                                                                                 4.40
6/98                                                                             4.50
                                                                                 4.60
                                                                                 4.50
                                                                                 4.50
                                                                                 4.50
                                                                                 4.40
                                                                                 4.40
                                                                                 4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.40
                                                                                 4.20
6/99                                                                             4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.20
                                                                                 4.10
                                                                                 4.10
                                                                                 4.10
                                                                                 4.00
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.10
6/00                                                                             4.00
                                                                                 4.10
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.00
                                                                                 4.00
                                                                                 4.20
                                                                                 4.20
                                                                                 4.30
                                                                                 4.50
                                                                                 4.40
6/01                                                                             4.60
                                                                                 4.60
                                                                                 4.90
                                                                                 5.00
                                                                                 5.40
                                                                                 5.60
12/01                                                                            5.80

The U.S. unemployment rate measures the numbers of persons unemployed as a percentage of the labor force. Typically, unemployment tends to increase during and be associated with difficult economic periods. Conversely, the unemployment rate generally declines during and is accompanied by expansionary economic times. Additionally, very low unemployment can place inflationary pressure on the economy as labor markets become very competitive and expensive.

Data Source: Bloomberg

U.S. EQUITY MARKET
Following the bull market of the 1990's, the broad U.S. equity market, as measured by the S&P 500(R) Index, posted negative returns for the second consecutive calendar year. Since WWII, this has happened only once, during 1973-74.

[LINE GRAPH]

                                                                    S&P 500 INDEX(R) (Total Return)
                                                                    -------------------------------
12/46                                                                            -8.07
12/47                                                                             5.71
12/48                                                                             5.50
12/49                                                                            18.79
12/50                                                                            31.71
12/51                                                                            24.02
12/52                                                                            18.37
12/53                                                                            -0.99
12/54                                                                            52.62
12/55                                                                            31.56
12/56                                                                             6.56
12/57                                                                           -10.78
12/58                                                                            43.36
12/59                                                                            11.96
12/60                                                                             0.47
12/61                                                                            26.89
12/62                                                                            -8.73
12/63                                                                            22.80
12/64                                                                            16.48
12/65                                                                            12.45
12/66                                                                           -10.06
12/67                                                                            23.98
12/68                                                                            11.06
12/69                                                                            -8.50
12/70                                                                             4.01
12/71                                                                            14.31
12/72                                                                            18.98
12/73                                                                           -14.66
12/74                                                                           -26.47
12/75                                                                            37.20
12/76                                                                            23.84
12/77                                                                            -7.18
12/78                                                                             6.56
12/79                                                                            18.44
12/80                                                                            32.42
12/81                                                                            -4.91
12/82                                                                            21.41
12/83                                                                            22.51
12/84                                                                             6.27
12/85                                                                            32.16
12/86                                                                            18.47
12/87                                                                             5.23
12/88                                                                            16.81
12/89                                                                            31.49
12/90                                                                            -3.17
12/91                                                                            30.55
12/92                                                                             7.67
12/93                                                                             9.99
12/94                                                                             1.31
12/95                                                                            37.43
12/96                                                                            23.07
12/97                                                                            33.36
12/98                                                                            28.58
12/99                                                                            21.04
12/00                                                                            -9.11
12/01                                                                           -11.88

The S&P 500(R) Index is used as a measure for the performance of large-cap, U.S. stocks.

S&P 500(R) INDEX PRICE/EARNINGS RATIO (P/E)

The P/E ratio for the S&P 500(R) Index remained high relative to the historical average indicating that stock prices may be excessive based on underlying earnings.

[LINE GRAPH]

                                                                 S&P 500(R) Index P/E Ratio                  Average
                                                                 --------------------------                  -------
3/31/26                                                                     9.242                             15.200
4/30/26                                                                     9.452                             15.200
5/31/26                                                                     9.524                             15.200
6/30/26                                                                     9.935                             15.200
7/31/26                                                                    10.387                             15.200
8/31/26                                                                    10.565                             15.200
9/30/26                                                                    10.806                             15.200
10/31/26                                                                   10.468                             15.200
11/30/26                                                                   10.702                             15.200
12/31/26                                                                   10.879                             15.200
1/31/27                                                                    10.653                             15.200
2/28/27                                                                    11.161                             15.200
3/31/27                                                                    11.512                             15.200
4/30/27                                                                    11.711                             15.200
5/31/27                                                                    12.322                             15.200
6/30/27                                                                    12.517                             15.200
7/31/27                                                                    13.331                             15.200
8/31/27                                                                    13.924                             15.200
9/30/27                                                                    15.035                             15.200
10/31/27                                                                   14.237                             15.200
11/30/27                                                                   15.202                             15.200
12/31/27                                                                   15.910                             15.200
1/31/28                                                                    15.829                             15.200
2/29/28                                                                    15.550                             15.200
3/31/28                                                                    16.635                             15.200
4/30/28                                                                    17.174                             15.200
5/31/28                                                                    17.391                             15.200
6/30/28                                                                    15.992                             15.200
7/31/28                                                                    16.192                             15.200
8/31/28                                                                    17.392                             15.200
9/30/28                                                                    16.827                             15.200
10/31/28                                                                   17.071                             15.200
11/30/28                                                                   19.118                             15.200
12/31/28                                                                   17.645                             15.200
1/31/29                                                                    18.652                             15.200
2/28/29                                                                    18.543                             15.200
3/31/29                                                                    17.607                             15.200
4/30/29                                                                    17.890                             15.200
5/31/29                                                                    17.124                             15.200
6/30/29                                                                    18.413                             15.200
7/31/29                                                                    19.253                             15.200
8/31/29                                                                    21.140                             15.200
9/30/29                                                                    19.458                             15.200
10/31/29                                                                   15.581                             15.200
11/30/29                                                                   13.497                             15.200
12/31/29                                                                   13.323                             15.200
1/31/30                                                                    14.155                             15.200
2/28/30                                                                    14.460                             15.200
3/31/30                                                                    17.338                             15.200
4/30/30                                                                    17.172                             15.200
5/31/30                                                                    16.890                             15.200
6/30/30                                                                    15.738                             15.200
7/31/30                                                                    16.315                             15.200
8/31/30                                                                    16.438                             15.200
9/30/30                                                                    16.165                             15.200
10/31/30                                                                   14.730                             15.200
11/30/30                                                                   14.409                             15.200
12/31/30                                                                   15.814                             15.200
1/31/31                                                                    16.588                             15.200
2/28/31                                                                    18.485                             15.200
3/31/31                                                                    18.966                             15.200
4/30/31                                                                    17.148                             15.200
5/31/31                                                                    14.795                             15.200
6/30/31                                                                    18.537                             15.200
7/31/31                                                                    17.162                             15.200
8/31/31                                                                    17.325                             15.200
9/30/31                                                                    13.871                             15.200
10/31/31                                                                   15.043                             15.200
11/30/31                                                                   13.571                             15.200
12/31/31                                                                   13.311                             15.200
1/31/32                                                                    12.934                             15.200
2/29/32                                                                    13.590                             15.200
3/31/32                                                                    13.291                             15.200
4/30/32                                                                    10.600                             15.200
5/31/32                                                                     8.127                             15.200
6/30/32                                                                     8.860                             15.200
7/31/32                                                                    12.200                             15.200
8/31/32                                                                    16.780                             15.200
9/30/32                                                                    17.565                             15.200
10/31/32                                                                   15.130                             15.200
11/30/32                                                                   14.239                             15.200
12/31/32                                                                   16.805                             15.200
1/31/33                                                                    16.927                             15.200
2/28/33                                                                    13.805                             15.200
3/31/33                                                                    13.929                             15.200
4/30/33                                                                    19.810                             15.200
5/31/33                                                                    22.952                             15.200
6/30/33                                                                    25.976                             15.200
7/31/33                                                                    23.690                             15.200
8/31/33                                                                    26.405                             15.200
9/30/33                                                                    22.860                             15.200
10/31/33                                                                   20.837                             15.200
11/30/33                                                                   22.977                             15.200
12/31/33                                                                   22.955                             15.200
1/31/34                                                                    25.386                             15.200
2/28/34                                                                    24.455                             15.200
3/31/34                                                                    23.889                             15.200
4/30/34                                                                    23.244                             15.200
5/31/34                                                                    21.356                             15.200
6/30/34                                                                    21.326                             15.200
7/31/34                                                                    18.870                             15.200
8/31/34                                                                    19.891                             15.200
9/30/34                                                                    18.958                             15.200
10/31/34                                                                   18.354                             15.200
11/30/34                                                                   19.875                             15.200
12/31/34                                                                   19.388                             15.200
1/31/35                                                                    18.571                             15.200
2/28/35                                                                    17.837                             15.200
3/31/35                                                                    15.400                             15.200
4/30/35                                                                    16.873                             15.200
5/31/35                                                                    17.418                             15.200
6/30/35                                                                    16.500                             15.200
7/31/35                                                                    17.871                             15.200
8/31/35                                                                    18.258                             15.200
9/30/35                                                                    16.797                             15.200
10/31/35                                                                   18.058                             15.200
11/30/35                                                                   18.768                             15.200
12/31/35                                                                   17.671                             15.200
1/31/36                                                                    18.829                             15.200
2/29/36                                                                    19.145                             15.200
3/31/36                                                                    18.886                             15.200
4/30/36                                                                    17.430                             15.200
5/31/36                                                                    18.228                             15.200
6/30/36                                                                    16.864                             15.200
7/31/36                                                                    18.011                             15.200
8/31/36                                                                    18.170                             15.200
9/30/36                                                                    17.032                             15.200
10/31/36                                                                   18.309                             15.200
11/30/36                                                                   18.383                             15.200
12/31/36                                                                   16.843                             15.200
1/31/37                                                                    17.480                             15.200
2/28/37                                                                    17.735                             15.200
3/31/37                                                                    16.144                             15.200
4/30/37                                                                    14.802                             15.200
5/31/37                                                                    14.649                             15.200
6/30/37                                                                    13.162                             15.200
7/31/37                                                                    14.513                             15.200
8/31/37                                                                    13.709                             15.200
9/30/37                                                                    11.279                             15.200
10/31/37                                                                   10.131                             15.200
11/30/37                                                                    9.107                             15.200
12/31/37                                                                    9.336                             15.200
1/31/38                                                                     9.460                             15.200
2/28/38                                                                    10.035                             15.200
3/31/38                                                                     8.763                             15.200
4/30/38                                                                    10.000                             15.200
5/31/38                                                                     9.557                             15.200
6/30/38                                                                    15.013                             15.200
7/31/38                                                                    16.104                             15.200
8/31/38                                                                    15.662                             15.200
9/30/38                                                                    19.742                             15.200
10/31/38                                                                   21.242                             15.200
11/30/38                                                                   20.532                             15.200
12/31/38                                                                   20.641                             15.200
1/31/39                                                                    19.219                             15.200
2/28/39                                                                    19.844                             15.200
3/31/39                                                                    15.465                             15.200
4/30/39                                                                    15.380                             15.200
5/31/39                                                                    16.338                             15.200
6/30/39                                                                    14.289                             15.200
7/31/39                                                                    15.842                             15.200
8/31/39                                                                    14.711                             15.200
9/30/39                                                                    16.074                             15.200
10/31/39                                                                   15.840                             15.200
11/30/39                                                                   15.062                             15.200
12/31/39                                                                   13.878                             15.200
1/31/40                                                                    13.389                             15.200
2/29/40                                                                    13.478                             15.200
3/31/40                                                                    12.374                             15.200
4/30/40                                                                    12.313                             15.200
5/31/40                                                                     9.364                             15.200
6/30/40                                                                     9.596                             15.200
7/31/40                                                                     9.894                             15.200
8/31/40                                                                    10.154                             15.200
9/30/40                                                                     9.870                             15.200
10/31/40                                                                   10.259                             15.200
11/30/40                                                                    9.824                             15.200
12/31/40                                                                   10.076                             15.200
1/31/41                                                                     9.590                             15.200
2/28/41                                                                     9.448                             15.200
3/31/41                                                                     9.396                             15.200
4/30/41                                                                     8.783                             15.200
5/31/41                                                                     8.821                             15.200
6/30/41                                                                     9.037                             15.200
7/31/41                                                                     9.532                             15.200
8/31/41                                                                     9.450                             15.200
9/30/41                                                                     8.571                             15.200
10/31/41                                                                    7.983                             15.200
11/30/41                                                                    7.647                             15.200
12/31/41                                                                    7.491                             15.200
1/31/42                                                                     7.595                             15.200
2/28/42                                                                     7.405                             15.200
3/31/42                                                                     7.702                             15.200
4/30/42                                                                     7.365                             15.200
5/31/42                                                                     7.837                             15.200
6/30/42                                                                     8.469                             15.200
7/31/42                                                                     8.735                             15.200
8/31/42                                                                     8.796                             15.200
9/30/42                                                                     9.415                             15.200
10/31/42                                                                   10.021                             15.200
11/30/42                                                                    9.883                             15.200
12/31/42                                                                    9.485                             15.200
1/31/43                                                                    10.165                             15.200
2/28/43                                                                    10.680                             15.200
3/31/43                                                                    10.822                             15.200
4/30/43                                                                    10.832                             15.200
5/31/43                                                                    11.318                             15.200
6/30/43                                                                    11.227                             15.200
7/31/43                                                                    10.618                             15.200
8/31/43                                                                    10.727                             15.200
9/30/43                                                                    11.185                             15.200
10/31/43                                                                   11.037                             15.200
11/30/43                                                                   10.204                             15.200
12/31/43                                                                   12.415                             15.200
1/31/44                                                                    12.606                             15.200
2/29/44                                                                    12.574                             15.200
3/31/44                                                                    12.925                             15.200
4/30/44                                                                    12.763                             15.200
5/31/44                                                                    13.280                             15.200
6/30/44                                                                    14.109                             15.200
7/31/44                                                                    13.815                             15.200
8/31/44                                                                    13.935                             15.200
9/30/44                                                                    14.200                             15.200
10/31/44                                                                   14.200                             15.200
11/30/44                                                                   14.256                             15.200
12/31/44                                                                   14.280                             15.200
1/31/45                                                                    14.484                             15.200
2/28/45                                                                    15.376                             15.200
3/31/45                                                                    14.208                             15.200
4/30/45                                                                    15.458                             15.200
5/31/45                                                                    15.635                             15.200
6/30/45                                                                    14.960                             15.200
7/31/45                                                                    14.660                             15.200
8/31/45                                                                    15.510                             15.200
9/30/45                                                                    16.323                             15.200
10/31/45                                                                   16.818                             15.200
11/30/45                                                                   17.364                             15.200
12/31/45                                                                   18.083                             15.200
1/31/46                                                                    19.344                             15.200
2/28/46                                                                    18.000                             15.200
3/31/46                                                                    20.089                             15.200
4/30/46                                                                    20.844                             15.200
5/31/46                                                                    21.311                             15.200
6/30/46                                                                    21.940                             15.200
7/31/46                                                                    21.381                             15.200
8/31/46                                                                    19.821                             15.200
9/30/46                                                                    16.809                             15.200
10/31/46                                                                   16.674                             15.200
11/30/46                                                                   16.483                             15.200
12/31/46                                                                   14.434                             15.200
1/31/47                                                                    14.774                             15.200
2/28/47                                                                    14.557                             15.200
3/31/47                                                                    11.945                             15.200
4/30/47                                                                    11.480                             15.200
5/31/47                                                                    11.378                             15.200
6/30/47                                                                    10.563                             15.200
7/31/47                                                                    10.944                             15.200
8/31/47                                                                    10.639                             15.200
9/30/47                                                                     9.748                             15.200
10/31/47                                                                    9.955                             15.200
11/30/47                                                                    9.671                             15.200
12/31/47                                                                    9.503                             15.200
1/31/48                                                                     9.124                             15.200
2/29/48                                                                     8.696                             15.200
3/31/48                                                                     8.819                             15.200
4/30/48                                                                     9.053                             15.200
5/31/48                                                                     9.760                             15.200
6/30/48                                                                     9.000                             15.200
7/31/48                                                                     8.522                             15.200
8/31/48                                                                     8.586                             15.200
9/30/48                                                                     7.483                             15.200
10/31/48                                                                    7.990                             15.200
11/30/48                                                                    7.126                             15.200
12/31/48                                                                    6.638                             15.200
1/31/49                                                                     6.646                             15.200
2/28/49                                                                     6.384                             15.200
3/31/49                                                                     6.328                             15.200
4/30/49                                                                     6.193                             15.200
5/31/49                                                                     5.962                             15.200
6/30/49                                                                     5.900                             15.200
7/31/49                                                                     6.267                             15.200
8/31/49                                                                     6.342                             15.200
9/30/49                                                                     6.519                             15.200
10/31/49                                                                    6.711                             15.200
11/30/49                                                                    6.720                             15.200
12/31/49                                                                    7.224                             15.200
1/31/50                                                                     7.349                             15.200
2/28/50                                                                     7.422                             15.200
3/31/50                                                                     7.295                             15.200
4/30/50                                                                     7.624                             15.200
5/31/50                                                                     7.924                             15.200
6/30/50                                                                     6.965                             15.200
7/31/50                                                                     7.024                             15.200
8/31/50                                                                     7.252                             15.200
9/30/50                                                                     7.151                             15.200
10/31/50                                                                    7.180                             15.200
11/30/50                                                                    7.173                             15.200
12/31/50                                                                    7.187                             15.200
1/31/51                                                                     7.627                             15.200
2/28/51                                                                     7.676                             15.200
3/31/51                                                                     7.562                             15.200
4/30/51                                                                     7.926                             15.200
5/31/51                                                                     7.604                             15.200
6/30/51                                                                     7.706                             15.200
7/31/51                                                                     8.235                             15.200
8/31/51                                                                     8.559                             15.200
9/30/51                                                                     9.267                             15.200
10/31/51                                                                    9.139                             15.200
11/30/51                                                                    9.116                             15.200
12/31/51                                                                    9.742                             15.200
1/31/52                                                                     9.893                             15.200
2/29/52                                                                     9.533                             15.200
3/31/52                                                                    10.154                             15.200
4/30/52                                                                     9.717                             15.200
5/31/52                                                                     9.942                             15.200
6/30/52                                                                    10.667                             15.200
7/31/52                                                                    10.855                             15.200
8/31/52                                                                    10.697                             15.200
9/30/52                                                                    10.398                             15.200
10/31/52                                                                   10.390                             15.200
11/30/52                                                                   10.873                             15.200
12/31/52                                                                   11.071                             15.200
1/31/53                                                                    10.992                             15.200
2/28/53                                                                    10.792                             15.200
3/31/53                                                                    10.407                             15.200
4/30/53                                                                    10.132                             15.200
5/31/53                                                                    10.099                             15.200
6/30/53                                                                     9.618                             15.200
7/31/53                                                                     9.861                             15.200
8/31/53                                                                     9.291                             15.200
9/30/53                                                                     9.157                             15.200
10/31/53                                                                    9.624                             15.200
11/30/53                                                                    9.710                             15.200
12/31/53                                                                    9.884                             15.200
1/31/54                                                                    10.390                             15.200
2/28/54                                                                    10.418                             15.200
3/31/54                                                                    10.565                             15.200
4/30/54                                                                    11.082                             15.200
5/31/54                                                                    11.447                             15.200
6/30/54                                                                    11.149                             15.200
7/31/54                                                                    11.786                             15.200
8/31/54                                                                    11.385                             15.200
9/30/54                                                                    12.285                             15.200
10/31/54                                                                   12.046                             15.200
11/30/54                                                                   13.019                             15.200
12/31/54                                                                   12.989                             15.200
1/31/55                                                                    13.224                             15.200
2/28/55                                                                    13.271                             15.200
3/31/55                                                                    12.358                             15.200
4/30/55                                                                    12.824                             15.200
5/31/55                                                                    12.807                             15.200
6/30/55                                                                    12.742                             15.200
7/31/55                                                                    13.516                             15.200
8/31/55                                                                    13.410                             15.200
9/30/55                                                                    12.695                             15.200
10/31/55                                                                   12.308                             15.200
11/30/55                                                                   13.230                             15.200
12/31/55                                                                   12.564                             15.200
1/31/56                                                                    12.105                             15.200
2/29/56                                                                    12.525                             15.200
3/31/56                                                                    13.138                             15.200
4/30/56                                                                    13.111                             15.200
5/31/56                                                                    12.249                             15.200
6/30/56                                                                    13.047                             15.200
7/31/56                                                                    13.719                             15.200
8/31/56                                                                    13.197                             15.200
9/30/56                                                                    13.107                             15.200
10/31/56                                                                   13.173                             15.200
11/30/56                                                                   13.029                             15.200
12/31/56                                                                   13.686                             15.200
1/31/57                                                                    13.114                             15.200
2/28/57                                                                    12.686                             15.200
3/31/57                                                                    12.974                             15.200
4/30/57                                                                    13.453                             15.200
5/31/57                                                                    13.950                             15.200
6/30/57                                                                    13.851                             15.200
7/31/57                                                                    14.009                             15.200
8/31/57                                                                    13.222                             15.200
9/30/57                                                                    12.225                             15.200
10/31/57                                                                   11.833                             15.200
11/30/57                                                                   12.023                             15.200
12/31/57                                                                   11.866                             15.200
1/31/58                                                                    12.374                             15.200
2/28/58                                                                    12.119                             15.200
3/31/58                                                                    13.408                             15.200
4/30/58                                                                    13.834                             15.200
5/31/58                                                                    14.041                             15.200
6/30/58                                                                    15.440                             15.200
7/31/58                                                                    16.106                             15.200
8/31/58                                                                    16.297                             15.200
9/30/58                                                                    17.382                             15.200
10/31/58                                                                   17.823                             15.200
11/30/58                                                                   18.222                             15.200
12/31/58                                                                   19.104                             15.200
1/31/59                                                                    19.176                             15.200
2/28/59                                                                    19.173                             15.200
3/31/59                                                                    17.826                             15.200
4/30/59                                                                    18.518                             15.200
5/31/59                                                                    18.868                             15.200
6/30/59                                                                    17.197                             15.200
7/31/59                                                                    17.797                             15.200
8/31/59                                                                    17.529                             15.200
9/30/59                                                                    16.583                             15.200
10/31/59                                                                   16.770                             15.200
11/30/59                                                                   16.991                             15.200
12/31/59                                                                   17.667                             15.200
1/31/60                                                                    16.404                             15.200
2/29/60                                                                    16.555                             15.200
3/31/60                                                                    16.324                             15.200
4/30/60                                                                    16.038                             15.200
5/31/60                                                                    16.469                             15.200
6/30/60                                                                    17.460                             15.200
7/31/60                                                                    17.028                             15.200
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1/31/61                                                                    18.893                             15.200
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3/31/61                                                                    21.055                             15.200
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10/31/61                                                                   22.498                             15.200
11/30/61                                                                   23.384                             15.200
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1/31/62                                                                    21.580                             15.200
2/28/62                                                                    21.931                             15.200
3/31/62                                                                    20.638                             15.200
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5/31/62                                                                    17.694                             15.200
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10/31/62                                                                   16.011                             15.200
11/30/62                                                                   17.637                             15.200
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5/31/63                                                                    19.084                             15.200
6/30/63                                                                    18.065                             15.200
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8/31/63                                                                    18.880                             15.200
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10/31/63                                                                   18.689                             15.200
11/30/63                                                                   18.492                             15.200
12/31/63                                                                   18.662                             15.200
1/31/64                                                                    19.164                             15.200
2/29/64                                                                    19.353                             15.200
3/31/64                                                                    18.895                             15.200
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6/30/64                                                                    18.866                             15.200
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10/31/64                                                                   18.984                             15.200
11/30/64                                                                   18.886                             15.200
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1/31/65                                                                    19.244                             15.200
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5/31/65                                                                    18.893                             15.200
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10/31/65                                                                   18.558                             15.200
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10/31/66                                                                   14.555                             15.200
11/30/66                                                                   14.601                             15.200
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3/31/67                                                                    16.550                             15.200
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10/31/67                                                                   17.717                             15.200
11/30/67                                                                   17.736                             15.200
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1/31/68                                                                    17.306                             15.200
2/29/68                                                                    16.765                             15.200
3/31/68                                                                    16.581                             15.200
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5/31/68                                                                    18.140                             15.200
6/30/68                                                                    17.878                             15.200
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8/31/68                                                                    17.749                             15.200
9/30/68                                                                    18.140                             15.200
10/31/68                                                                   18.270                             15.200
11/30/68                                                                   19.147                             15.200
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1/31/69                                                                    17.884                             15.200
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3/31/69                                                                    17.442                             15.200
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5/31/69                                                                    17.777                             15.200
6/30/69                                                                    16.731                             15.200
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10/31/69                                                                   16.509                             15.200
11/30/69                                                                   16.776                             15.200
12/31/69                                                                   15.927                             15.200
1/31/70                                                                    14.709                             15.200
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5/31/70                                                                    13.597                             15.200
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10/31/70                                                                   15.532                             15.200
11/30/70                                                                   16.269                             15.200
12/31/70                                                                   17.963                             15.200
1/31/71                                                                    18.690                             15.200
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3/31/71                                                                    19.216                             15.200
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5/31/71                                                                    19.086                             15.200
6/30/71                                                                    18.741                             15.200
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9/30/71                                                                    18.110                             15.200
10/31/71                                                                   17.354                             15.200
11/30/71                                                                   17.309                             15.200
12/31/71                                                                   17.911                             15.200
1/31/72                                                                    18.235                             15.200
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3/31/72                                                                    18.451                             15.200
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5/31/72                                                                    18.852                             15.200
6/30/72                                                                    17.946                             15.200
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10/31/72                                                                   18.173                             15.200
11/30/72                                                                   19.002                             15.200
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1/31/73                                                                    18.073                             15.200
2/28/73                                                                    17.396                             15.200
3/31/73                                                                    16.400                             15.200
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6/30/73                                                                    14.420                             15.200
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10/31/73                                                                   14.082                             15.200
11/30/73                                                                   12.479                             15.200
12/31/73                                                                   11.955                             15.200
1/31/74                                                                    11.835                             15.200
2/28/74                                                                    11.792                             15.200
3/31/74                                                                    11.242                             15.200
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6/30/74                                                                     9.840                             15.200
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10/31/74                                                                    8.112                             15.200
11/30/74                                                                    7.681                             15.200
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1/31/75                                                                     8.659                             15.200
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6/30/75                                                                    11.959                             15.200
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10/31/75                                                                   11.474                             15.200
11/30/75                                                                   11.758                             15.200
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1/31/76                                                                    12.671                             15.200
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3/31/76                                                                    11.867                             15.200
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5/31/76                                                                    11.568                             15.200
6/30/76                                                                    11.274                             15.200
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10/31/76                                                                   10.775                             15.200
11/30/76                                                                   10.691                             15.200
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2/28/77                                                                    10.073                             15.200
3/31/77                                                                     9.764                             15.200
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10/31/77                                                                    8.622                             15.200
11/30/77                                                                    8.854                             15.200
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2/28/78                                                                     7.993                             15.200
3/31/78                                                                     8.169                             15.200
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6/30/78                                                                     8.507                             15.200
7/31/78                                                                     8.965                             15.200
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9/30/78                                                                     8.863                             15.200
10/31/78                                                                    8.051                             15.200
11/30/78                                                                    8.185                             15.200
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2/28/79                                                                     7.809                             15.200
3/31/79                                                                     7.638                             15.200
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6/30/79                                                                     7.361                             15.200
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9/30/79                                                                     7.472                             15.200
10/31/79                                                                    6.960                             15.200
11/30/79                                                                    7.256                             15.200
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2/29/80                                                                     7.649                             15.200
3/31/80                                                                     6.677                             15.200
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10/31/80                                                                    8.707                             15.200
11/30/80                                                                    9.598                             15.200
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3/31/81                                                                     9.328                             15.200
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5/31/81                                                                     9.094                             15.200
6/30/81                                                                     8.742                             15.200
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10/31/81                                                                    7.982                             15.200
11/30/81                                                                    8.274                             15.200
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3/31/82                                                                     7.560                             15.200
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6/30/82                                                                     7.735                             15.200
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10/31/82                                                                    9.861                             15.200
11/30/82                                                                   10.217                             15.200
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3/31/83                                                                    12.316                             15.200
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5/31/83                                                                    13.075                             15.200
6/30/83                                                                    13.353                             15.200
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10/31/83                                                                   12.297                             15.200
11/30/83                                                                   12.511                             15.200
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1/31/84                                                                    11.647                             15.200
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3/31/84                                                                    10.431                             15.200
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5/31/84                                                                     9.866                             15.200
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10/31/84                                                                   10.030                             15.200
11/30/84                                                                    9.878                             15.200
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3/31/85                                                                    11.023                             15.200
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6/30/85                                                                    12.290                             15.200
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10/31/85                                                                   12.464                             15.200
11/30/85                                                                   13.274                             15.200
12/31/85                                                                   14.461                             15.200
1/31/86                                                                    14.496                             15.200
2/28/86                                                                    15.532                             15.200
3/31/86                                                                    16.453                             15.200
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5/31/86                                                                    17.035                             15.200
6/30/86                                                                    17.052                             15.200
7/31/86                                                                    16.052                             15.200
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9/30/86                                                                    15.577                             15.200
10/31/86                                                                   16.430                             15.200
11/30/86                                                                   16.782                             15.200
12/31/86                                                                   16.724                             15.200
1/31/87                                                                    18.928                             15.200
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3/31/87                                                                    19.318                             15.200
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6/30/87                                                                    21.082                             15.200
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9/30/87                                                                    20.292                             15.200
10/31/87                                                                   15.876                             15.200
11/30/87                                                                   14.521                             15.200
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1/31/88                                                                    14.690                             15.200
2/29/88                                                                    15.304                             15.200
3/31/88                                                                    13.926                             15.200
4/30/88                                                                    14.058                             15.200
5/31/88                                                                    14.102                             15.200
6/30/88                                                                    12.621                             15.200
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9/30/88                                                                    11.963                             15.200
10/31/88                                                                   12.273                             15.200
11/30/88                                                                   12.041                             15.200
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3/31/89                                                                    11.814                             15.200
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5/31/89                                                                    12.841                             15.200
6/30/89                                                                    12.608                             15.200
7/31/89                                                                    13.722                             15.200
8/31/89                                                                    13.935                             15.200
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10/31/89                                                                   14.367                             15.200
11/30/89                                                                   14.605                             15.200
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2/28/90                                                                    14.512                             15.200
3/31/90                                                                    15.687                             15.200
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9/30/90                                                                    14.078                             15.200
10/31/90                                                                   13.983                             15.200
11/30/90                                                                   14.822                             15.200
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1/31/91                                                                    16.117                             15.200
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3/31/91                                                                    17.979                             15.200
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6/30/91                                                                    19.181                             15.200
7/31/91                                                                    20.042                             15.200
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9/30/91                                                                    21.765                             15.200
10/31/91                                                                   22.024                             15.200
11/30/91                                                                   21.056                             15.200
12/31/91                                                                   26.216                             15.200
1/31/92                                                                    25.694                             15.200
2/29/92                                                                    25.940                             15.200
3/31/92                                                                    24.919                             15.200
4/30/92                                                                    25.614                             15.200
5/31/92                                                                    25.639                             15.200
6/30/92                                                                    23.938                             15.200
7/31/92                                                                    24.880                             15.200
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9/30/92                                                                    23.160                             15.200
10/31/92                                                                   23.208                             15.200
11/30/92                                                                   23.911                             15.200
12/31/92                                                                   22.824                             15.200
1/31/93                                                                    22.985                             15.200
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3/31/93                                                                    22.766                             15.200
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5/31/93                                                                    22.691                             15.200
6/30/93                                                                    23.307                             15.200
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8/31/93                                                                    23.981                             15.200
9/30/93                                                                    22.486                             15.200
10/31/93                                                                   22.922                             15.200
11/30/93                                                                   22.626                             15.200
12/31/93                                                                   21.309                             15.200
1/31/94                                                                    22.001                             15.200
2/28/94                                                                    21.340                             15.200
3/31/94                                                                    19.629                             15.200
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5/31/94                                                                    20.101                             15.200
6/30/94                                                                    17.630                             15.200
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9/30/94                                                                    16.930                             15.200
10/31/94                                                                   17.283                             15.200
11/30/94                                                                   16.600                             15.200
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1/31/95                                                                    15.373                             15.200
2/28/95                                                                    15.928                             15.200
3/31/95                                                                    15.383                             15.200
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10/31/95                                                                   16.529                             15.200
11/30/95                                                                   17.208                             15.200
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1/31/96                                                                    18.729                             15.200
2/29/96                                                                    18.858                             15.200
3/31/96                                                                    18.963                             15.200
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5/31/96                                                                    19.657                             15.200
6/30/96                                                                    19.210                             15.200
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10/31/96                                                                   19.591                             15.200
11/30/96                                                                   21.028                             15.200
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2/28/97                                                                    20.419                             15.200
3/31/97                                                                    18.815                             15.200
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5/31/97                                                                    21.081                             15.200
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11/30/97                                                                   23.509                             15.200
12/31/97                                                                   24.432                             15.200
1/31/98                                                                    24.680                             15.200
2/28/98                                                                    26.418                             15.200
3/31/98                                                                    27.864                             15.200
4/30/98                                                                    28.117                             15.200
5/31/98                                                                    27.588                             15.200
6/30/98                                                                    29.095                             15.200
7/31/98                                                                    28.757                             15.200
8/31/98                                                                    24.565                             15.200
9/30/98                                                                    26.700                             15.200
10/31/98                                                                   28.844                             15.200
11/30/98                                                                   30.549                             15.200
12/31/98                                                                   32.606                             15.200
1/31/99                                                                    33.943                             15.200
2/28/99                                                                    32.847                             15.200
3/31/99                                                                    33.517                             15.200
4/30/99                                                                    34.788                             15.200
5/31/99                                                                    33.920                             15.200
6/30/99                                                                    33.464                             15.200
7/31/99                                                                    32.392                             15.200
8/31/99                                                                    32.189                             15.200
9/30/99                                                                    29.179                             15.200
10/31/99                                                                   31.004                             15.200
11/30/99                                                                   31.595                             15.200
12/31/99                                                                   30.501                             15.200
1/31/00                                                                    28.949                             15.200
2/29/00                                                                    28.367                             15.200
3/31/00                                                                    29.413                             15.200
4/30/00                                                                    28.507                             15.200
5/31/00                                                                    27.882                             15.200
6/30/00                                                                    28.016                             15.200
7/31/00                                                                    27.558                             15.200
8/31/00                                                                    29.231                             15.200
9/30/00                                                                    26.751                             15.200
10/31/00                                                                   26.618                             15.200
11/30/00                                                                   24.487                             15.200
12/31/00                                                                   26.406                             15.200
1/31/01                                                                    27.320                             15.200
2/28/01                                                                    24.799                             15.200
3/31/01                                                                    25.535                             15.200
4/30/01                                                                    27.497                             15.200
5/31/01                                                                    27.637                             15.200
6/30/01                                                                    33.227                             15.200
7/31/01                                                                    32.869                             15.200
8/31/01                                                                    30.762                             15.200
9/30/01                                                                    28.300                             15.200
10/31/01                                                                                                      15.200
11/30/01                                                                                                      15.200
12/31/01                                                                   32.500                             15.200

P/E is the ratio of a stock's price divided by its earnings per share. In this case, the P/E ratio is represented for the entire index. The ratio, or multiple, reflects the price an investor is willing to pay for a dollar of expected earnings per share.
Data Source: Stockval and Barra
U.S. TREASURY YIELD CURVE
The U.S. Treasury yield curve changed dramatically during 2001 from its inverted shape at the beginning of the year. The unrelenting easing policy of the Federal Reserve transitioned the curve into a "normal" upward sloping yield curve. Short-term rates materially declined in response to and in expectation of further rate cuts, while the long-end of the curve remained relatively unchanged reflecting only marginal changes in inflationary expectations. For illustrative support, yields on the 3-month T-Bill declined over 400 basis points during the year while yields on the bellwether 30-year Treasury Bond increased by 12 basis points.

[LINE GRAPH]

                                                                         1.000/2/01                        12.000/31/01
3mo.                                                                          5.899                               1.720
6mo.                                                                          5.633                               1.790
2yr.                                                                          4.858                               3.022
5yr.                                                                          4.752                               4.300
10yr.                                                                         4.913                               5.049
30yr.                                                                         5.341                               5.465

The Treasury yield curve illustrates the relationship between yields on short-term, intermediate-term and long-term Treasury securities. Normally, the shape of the yield curve is upward sloping with rates increasing from the short end of the curve moving higher to the long end. The short end of the curve is impacted more by monetary policy (demand for money) while inflationary expectations and market forces impact the long end of the curve.
Data Source: Bloomberg

FLEXIBLE INCOME FUND

The Flexible Income Fund maintained its primary investments in short-maturity, fixed income securities throughout the reporting period, with modest exposure to global equity investments. Gains from the Fund's bond investments offset losses experienced in the equity markets.

Weak economic conditions created a positive market environment for the Fund's bond portfolio as interest rates fell significantly and investors fled to more secure investments. The shorter maturity of the Fund's bond portfolio was particularly advantaged from the Federal Reserve's continued aggressive campaign to spark economic growth through interest rate cuts.

Despite a double-digit fourth quarter rally, stocks generally posted negative returns during the reporting period. For the reporting period, the U.S. equity market as measured by the S&P 500(R) Index returned -2.6% while the international markets returned -5.5%, as measured by the MSCI-EAFE Index. Small capitalization stocks were the best performing among major market segments as the Russell 2000(R) Index posted 2.1% during the same time period.

The volatile nature of financial markets and the recent large divergence of returns among investment styles and sectors underscores the difficulty and investment risks associated with trying to predict the best performing segments of the market. Through strategic allocations to the underlying Select Funds, investors in the Fund continue to be well positioned to take advantage of investment opportunities in various asset classes available in the global financial markets.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 12/31/01)                             0.79%**           0.72%**             1.42%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  9789.31                            9818.64
Oct 2001                                                                  9947.32                            9948.15
Nov 2001                                                                 10067.70                           10104.90
Dec 2001                                                                 10079.00                           10142.40

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free Index ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2001            SHARES        VALUE
       -----------------          ----------   ------------
MUTUAL FUNDS -- 97.9%
  AB Funds Trust -- Equity Index
    Fund                             145,551   $  2,276,416
  AB Funds Trust -- Growth
    Equity Fund                    1,428,095     22,321,126
  AB Funds
    Trust -- International
    Equity Fund                    1,394,432     15,464,252
  AB Funds Trust -- Low-Duration
    Bond Fund                     16,224,204    211,888,102
  AB Funds Trust -- Money Market
    Fund                           3,616,412      3,616,412
  AB Funds Trust -- Small Cap
    Equity Fund                      286,409      3,774,874
  AB Funds Trust -- Value Equity
    Fund                           1,484,197     21,624,743
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $229,646,077)                           280,965,925
                                               ------------

                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 2.2%
  U.S. Treasury Bills
    2.15%, 01/17/02++++        $    40,000          39,968
    2.16%, 01/17/02++++            140,000         139,887
                                              ------------
                                                   179,855
                                              ------------
  U.S. Treasury Notes
    5.75%, 08/15/03              5,800,000       6,077,994
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,286,982)                              6,257,849
                                              ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $235,933,059)                          287,223,774
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.1%)                          (269,895)
                                              ------------
NET ASSETS -- 100.0%                          $286,953,879
                                              ============

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

Large swings in equity returns were exacerbated by huge divergences among style, sector and capitalization segments of the market. The Growth & Income Fund's equal mix of fixed income and equity investments provided strong diversification benefits.

Early in the reporting period, the stock market was rocked by the terrorist attacks of September 11 that added further instability to the already fragile economy. Despite a double-digit fourth quarter rally, stocks generally posted negative returns during the reporting period. For the reporting period, the U.S. equity market as measured by the S&P 500(R) Index returned -2.6% while the international markets returned -5.5%, as measured by the MSCI-EAFE Index. Small capitalization stocks were the best performing among major market segments as the Russell 2000 Index returned 2.1% during the same time period.

Bond investments appreciated during the period and offset much of the loss experienced in the equity markets. Bonds were aided by a flight-to-quality from investors seeking investments that are traditionally more secure. In addition, because bond prices increase as interest rates decline, bond investors benefited from the Federal Reserve's continued aggressive campaign to spark economic growth through interest rate cuts.

The volatile nature of financial markets and the recent large divergence of returns among investment styles and sectors underscores the difficulty and investment risks associated with trying to predict the best performing segments of the market. Through strategic allocations to the underlying Select Funds, investors in the Fund continue to be well positioned to take advantage of investment opportunities in various asset classes available in the global financial markets. The broad asset class diversification present in the Fund provides the added benefit to investors seeking moderate capital appreciation with current income.

GROWTH & INCOME FUND

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 12/31/01)                          (0.47%)**          (0.52%)**         (0.39%)

Performance is historical and is not indicative of future results.
[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  9410.48                            9443.15
Oct 2001                                                                  9643.38                            9657.67
Nov 2001                                                                  9919.94                            9923.73
Dec 2001                                                                  9953.97                            9960.54

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS

      DECEMBER 31, 2001          SHARES          VALUE
      -----------------        -----------   --------------
MUTUAL FUNDS -- 98.6%
  AB Funds Trust -- Equity
    Index Fund                   1,449,073   $   22,663,495
  AB Funds Trust -- Extended-
    Duration Bond Fund           8,099,592      116,391,133
  AB Funds Trust -- Growth
    Equity Fund                 11,397,921      178,149,500
  AB Funds Trust --
    International Equity Fund   12,144,470      134,682,182
  AB Funds Trust -- Low-
    Duration Bond Fund          13,591,903      177,510,259
  AB Funds Trust -- Medium-
    Duration Bond Fund          21,100,096      282,108,290
  AB Funds Trust -- Money
    Market Fund                 18,601,593       18,601,593
  AB Funds Trust -- Small Cap
    Equity Fund                  2,402,425       31,663,957
  AB Funds Trust -- Value
    Equity Fund                 12,345,231      179,870,015
                                             --------------
TOTAL MUTUAL FUNDS
  (Cost $968,434,270)                         1,141,640,424
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 1.3%
  U.S. Treasury Bills
    2.15%, 01/17/02++++        $    20,000           19,984
    2.16%, 01/17/02++++          1,000,000          999,196
                                             --------------
                                                  1,019,180
                                             --------------
  U.S. Treasury Notes
    6.50%, 10/15/06             12,550,000       13,672,158
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $15,009,740)                             14,691,338
                                             --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $983,444,010)                         1,156,331,762
OTHER ASSETS LESS LIABILITIES -- 0.1%             1,046,285
                                             --------------
NET ASSETS -- 100.0%                         $1,157,378,047
                                             ==============

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND

While the Capital Opportunities Fund maintained its primary investments in equity securities throughout the reporting period, exposure to fixed income investments provided important diversification benefits.

Early in the reporting period, the stock market was rocked by the terrorist attacks of September 11 that added further instability to the already fragile economy. Despite a double-digit fourth quarter rally, stocks generally posted negative returns during the reporting period.

For the reporting period, the U.S. equity market as measured by the S&P 500(R) Index returned -2.6% while the international markets returned -5.5%, as measured by the MSCI-EAFE Index. Small capitalization stocks were the best performing among major market segments as the Russell 2000(R) Index posted 2.1% during the same time period.

Bond investments appreciated during the period and offset some of the losses experienced in the equity markets. Bonds were aided by a flight-to-quality from investors seeking investments that are traditionally more secure. In addition, because bond prices increase as interest rates decline, bond investors benefited from the Federal Reserve's continued aggressive campaign to spark economic growth through interest rate cuts.

The volatile nature of financial markets and the recent large divergence of returns among investment styles and sectors underscores the difficulty and investment risks associated with trying to predict the best performing segments of the market. The broad asset class diversification present in the Fund provides more aggressive investors improved return consistency in the global equity markets, tempered with a modest allocation to bonds for risk reduction. Through strategic allocations to the underlying Select Funds, investors in the Fund continue to be well positioned to take advantage of investment opportunities in various asset classes available in the global financial markets.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 12/31/01)                            (1.68%)**         (1.64%)**          (1.63%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  9080.96                            9087.05
Oct 2001                                                                  9314.37                            9301.39
Nov 2001                                                                  9759.30                            9751.34
Dec 2001                                                                  9832.86                            9836.65

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2001            SHARES        VALUE
       -----------------          ----------   ------------
MUTUAL FUNDS -- 98.9%
  AB Funds Trust -- Equity Index
    Fund                           1,631,773   $ 25,520,924
  AB Funds Trust -- Extended-
    Duration Bond Fund             3,075,155     44,189,972
  AB Funds Trust -- Growth
    Equity Fund                   12,963,424    202,618,312
  AB Funds
    Trust -- International
    Equity Fund                   13,885,114    153,985,909
  AB Funds Trust -- Low-Duration
    Bond Fund                      5,361,081     70,015,713
  AB Funds Trust -- Medium-
    Duration Bond Fund             8,153,346    109,010,236
  AB Funds Trust -- Money Market
    Fund                          23,181,980     23,181,980
  AB Funds Trust -- Small Cap
    Equity Fund                    2,845,374     37,502,032
  AB Funds Trust -- Value Equity
    Fund                          14,271,569    207,936,760
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $779,336,583)                           873,961,838
                                               ------------
                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.9%
  U.S. Treasury Bills
    2.16%, 01/17/02++++           $1,385,000      1,383,887
  U.S. Treasury Notes
    6.50%, 10/15/06                6,150,000      6,699,902
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $8,258,809)                               8,083,789
                                               ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $787,595,392)                           882,045,627
OTHER ASSETS LESS
  LIABILITIES -- 0.2%                             1,933,561
                                               ------------
NET ASSETS -- 100.0%                           $883,979,188
                                               ============

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND

Large swings in equity returns were exacerbated by huge divergences among style, sector and capitalization segments of the market.

Early in the reporting period, the stock market was under pressure due a declining economy and weak corporate profits. The terrorist attacks of September 11 added further instability to the poor market conditions. However, renewed optimism during the fourth quarter provided a reprieve from the eighteen month long bear market as stocks staged a strong rally to close the year. Despite the double-digit fourth quarter rally, stocks posted negative returns during the report period. For the reporting period, the U.S. equity market as measured by the S&P 500(R) Index returned -2.6% while the international markets returned -5.5%, as measured by the MSCI-EAFE Index. Small capitalization stocks were the best performing among major market segments as the Russell 2000(R) Index posted 2.1% for the reporting period.

The volatile nature of financial markets and the recent large divergence of returns among investment styles and sectors underscores the difficulty and investment risks associated with trying to predict the best performing segments of the market. The broad diversification present in the Fund provides aggressive investors the opportunity for improved performance consistency in their pursuit for equity returns. Through strategic allocations to the underlying Select Funds, investors in the Fund continue to be well positioned to take advantage of investment opportunities in the global equity markets.

GLOBAL EQUITY FUND

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 12/31/01)                          (2.96%)**          (2.75%)**         (2.99%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  8747.24                            8736.51
Oct 2001                                                                  8968.32                            8950.18
Nov 2001                                                                  9587.33                            9569.53
Dec 2001                                                                  9704.56                            9701.48

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2001            SHARES        VALUE
       -----------------          ----------   ------------
MUTUAL FUNDS -- 99.4%
  AB Funds Trust -- Equity Index
    Fund                           1,957,203   $ 30,610,649
  AB Funds Trust -- Growth
    Equity Fund                   16,091,199    251,505,433
  AB Funds
    Trust -- International
    Equity Fund                   17,291,567    191,763,477
  AB Funds Trust -- Money Market
    Fund                          27,848,291     27,848,291
  AB Funds Trust -- Small Cap
    Equity Fund                    3,630,975     47,856,245
  AB Funds Trust -- Value Equity
    Fund                          17,585,207    256,216,465
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $725,477,709)                           805,800,560
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills
    2.16%, 01/17/02++++
    (Cost $1,823,252)             $1,825,000      1,823,533
                                               ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $737,300,961)                           807,624,093
OTHER ASSETS LESS
  LIABILITIES -- 0.4%                             3,090,351
                                               ------------
NET ASSETS -- 100.0%                           $810,714,444
                                               ============

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

                                                 FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
              DECEMBER 31, 2001                INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
              -----------------                ------------   --------------   ------------------   ------------
ASSETS
  Investments at value (1)                     $287,223,774   $1,156,331,762      $882,045,627      $807,624,093
Receivables:
  Interest                                          131,589          200,037           118,852            44,699
  Investment securities sold                             --        1,660,000         2,490,000         4,150,000
  Fund shares sold                               16,687,101       57,065,208        50,430,782        43,295,098
  From advisor                                       26,011          107,628            82,139            75,876
Prepaid expenses and other assets                    10,258           16,679            13,549            12,959
                                               ------------   --------------      ------------      ------------
  Total Assets                                  304,078,733    1,215,381,314       935,180,949       855,202,725
                                               ------------   --------------      ------------      ------------
LIABILITIES
Payables:
  Investment securities purchased                        --        1,660,000         2,490,000         4,150,000
  Fund shares redeemed                           17,042,059       55,932,360        48,318,863        39,941,742
  Distribution                                           --               --                28                --
  Variation margin                                   17,675          118,541           174,225           217,150
Accrued expenses:
  Advisory fee payable                               12,566          134,046            84,421            69,185
  Distribution fee payable                                8               61                14                 9
  Registration fee payable                           26,011          107,628            82,139            75,876
  Other accrued expenses payable                     26,535           50,631            52,071            34,319
                                               ------------   --------------      ------------      ------------
  Total Liabilities                              17,124,854       58,003,267        51,201,761        44,488,281
                                               ============   ==============      ============      ============
NET ASSETS                                     $286,953,879   $1,157,378,047      $883,979,188      $810,714,444
                                               ============   ==============      ============      ============
NET ASSETS CONSIST OF:
Paid-in-capital                                $235,282,382   $  981,847,154      $786,955,384      $738,733,876
Accumulated net realized gain on investments        358,100        2,582,967         2,457,196         1,518,037
Net unrealized appreciation on investments
  and futures transactions                       51,313,397      172,947,926        94,566,608        70,462,531
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $286,953,879   $1,157,378,047      $883,979,188      $810,714,444
                                               ============   ==============      ============      ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net Assets applicable to the Retail Class      $    325,387   $    1,334,424      $    331,480      $    207,084
                                               ------------   --------------      ------------      ------------
Retail shares outstanding                            33,111          137,304            34,083            21,359
                                               ------------   --------------      ------------      ------------
  Net asset value, offering price and
     redemption price per Retail share         $       9.83   $         9.72      $       9.73      $       9.70
                                               ============   ==============      ============      ============
Net Assets applicable to the Retirement Class  $286,628,492   $1,156,043,623      $883,647,708      $810,507,360
                                               ------------   --------------      ------------      ------------
Retirement shares outstanding                    21,794,046       86,030,046        66,109,085        61,664,508
                                               ------------   --------------      ------------      ------------
  Net asset value, offering price and
     redemption price per Retirement share     $      13.15   $        13.44      $      13.37      $      13.14
                                               ============   ==============      ============      ============
---------------
(1) Investments at cost                        $235,933,059   $  983,444,010      $787,595,392      $737,300,961
                                               ============   ==============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                  FLEXIBLE       GROWTH &          CAPITAL            GLOBAL
  AUGUST 27, 2001* THROUGH DECEMBER 31, 2001     INCOME FUND   INCOME FUND    OPPORTUNITIES FUND   EQUITY FUND
  ------------------------------------------     -----------   ------------   ------------------   ------------
INVESTMENT INCOME
  Income distributions received from affiliated
     funds                                       $ 4,668,550   $ 16,346,167      $  7,266,072      $  1,829,619
  Interest                                           150,484        382,436           304,254           265,885
                                                 -----------   ------------      ------------      ------------
Total Investment Income                            4,819,034     16,728,603         7,570,326         2,095,504
                                                 -----------   ------------      ------------      ------------
EXPENSES
  Investment advisory fees                           102,394        406,759           306,807           279,177
  Transfer agent fees                                 18,081         18,977            17,665            15,575
  Custodian fees                                       8,774         30,669            21,614             7,443
  Distribution fees                                       14            153                22                13
  Accounting and administration fees                  29,268         67,194            57,215            54,522
  Professional fees                                   27,174         27,119            27,174            27,174
  Registration fees                                   26,224        108,511            82,815            76,503
  Shareholder reporting fees                           4,534         10,122             9,131             8,753
  Trustee fees                                           160            664               508               470
  Line of credit facility fees                         1,544          6,156             4,574             4,106
  Other expenses                                       5,727          5,727             5,727             5,727
                                                 -----------   ------------      ------------      ------------
Total Expenses                                       223,894        682,051           533,252           479,463
Expenses waived and reimbursed                       (93,415)      (168,719)         (132,658)         (128,898)
                                                 -----------   ------------      ------------      ------------
Net expenses                                         130,479        513,332           400,594           350,565
                                                 -----------   ------------      ------------      ------------
NET INVESTMENT INCOME                              4,688,555     16,215,271         7,169,732         1,744,939
                                                 -----------   ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investment securities         664,814      6,330,296         4,050,058         3,998,215
  Net realized gain (loss) on futures
     transactions                                     44,073       (785,597)       (1,831,091)       (2,458,198)
  Capital gain distributions received from
     affiliated funds                                222,606        681,481           264,828                --
                                                 -----------   ------------      ------------      ------------
Net realized gain                                    931,493      6,226,180         2,483,795         1,540,017
                                                 -----------   ------------      ------------      ------------
  Change in net unrealized appreciation
     (depreciation) on investment securities      (3,229,832)   (28,989,244)      (26,551,708)      (28,176,698)
  Change in net unrealized appreciation
     (depreciation) on futures transactions           29,839        555,260         1,153,110         1,225,903
                                                 -----------   ------------      ------------      ------------
Net change in unrealized appreciation
  (depreciation)                                  (3,199,993)   (28,433,984)      (25,398,598)      (26,950,795)
                                                 -----------   ------------      ------------      ------------
NET REALIZED AND UNREALIZED LOSS                  (2,268,500)   (22,207,804)      (22,914,803)      (25,410,778)
                                                 -----------   ------------      ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                $ 2,420,055   $ (5,992,533)     $(15,745,071)     $(23,665,839)
                                                 ===========   ============      ============      ============

---------------

* Commencement of operations

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
 AUGUST 27, 2001* THROUGH DECEMBER 31, 2001    INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
 ------------------------------------------    ------------   --------------   ------------------   ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                        $  4,688,555   $   16,215,271      $  7,169,732      $  1,744,939
  Net realized gain on investment securities
     and futures transactions                       931,493        6,226,180         2,483,795         1,540,017
  Net change in unrealized appreciation
     (depreciation) on investment securities
     and futures transactions                    (3,199,993)     (28,433,984)      (25,398,598)      (26,950,795)
                                               ------------   --------------      ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                       2,420,055       (5,992,533)      (15,745,071)      (23,665,839)
                                               ------------   --------------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME
  Retail shares                                      (3,948)         (23,349)           (3,186)             (520)
  Retirement shares                              (4,684,904)     (16,193,125)       (7,167,418)       (1,745,206)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  SHORT-TERM CAPITAL GAINS
  Retail shares                                        (491)          (5,183)              (12)               (7)
  Retirement shares                                (572,902)      (3,638,030)          (26,587)          (21,973)
                                               ------------   --------------      ------------      ------------
Total dividends and distributions                (5,262,245)     (19,859,687)       (7,197,203)       (1,767,706)
                                               ------------   --------------      ------------      ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS    289,796,069    1,183,230,267       906,921,462       836,147,989
                                               ------------   --------------      ------------      ------------
Total increase in net assets                    286,953,879    1,157,378,047       883,979,188       810,714,444
                                               ------------   --------------      ------------      ------------
NET ASSETS:
  Beginning of the Period                                --               --                --                --
                                               ------------   --------------      ------------      ------------
  End of the Period                            $286,953,879   $1,157,378,047      $883,979,188      $810,714,444
                                               ============   ==============      ============      ============

---------------

* Commencement of operations

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                         FLEXIBLE              GROWTH &               CAPITAL               GLOBAL
                                        INCOME FUND           INCOME FUND       OPPORTUNITIES FUND        EQUITY FUND
                                    -------------------   -------------------   -------------------   -------------------
                                    RETAIL   RETIREMENT   RETAIL   RETIREMENT   RETAIL   RETIREMENT   RETAIL   RETIREMENT
                                    CLASS      CLASS      CLASS      CLASS      CLASS      CLASS      CLASS      CLASS
                                    ------   ----------   ------   ----------   ------   ----------   ------   ----------
                                        8/27/01* TO           8/27/01* TO           8/27/01* TO           8/27/01* TO
                                         12/31/01              12/31/01              12/31/01              12/31/01
                                    -------------------   -------------------   -------------------   -------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF
  PERIOD                            $10.00    $  13.29    $10.00   $    13.74   $10.00    $  13.71    $10.00    $  13.57
                                    ------    --------    ------   ----------   ------    --------    ------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)           0.15        0.22      0.12         0.19     0.06        0.11      0.02        0.03
  Capital gain distributions
     received                         0.01        0.01      0.01         0.01       --++        --++      --          --
  Realized and unrealized gain on
     investment securities and
     futures transactions -- net     (0.08)      (0.12)    (0.18)       (0.27)   (0.22)      (0.34)    (0.29)      (0.43)
                                    ------    --------    ------   ----------   ------    --------    ------    --------
     Total from investment
       operations                     0.08        0.11     (0.05)       (0.07)   (0.16)      (0.23)    (0.27)      (0.40)
                                    ------    --------    ------   ----------   ------    --------    ------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
     income                          (0.22)      (0.22)    (0.19)       (0.19)   (0.11)      (0.11)    (0.03)      (0.03)
  Distributions from net capital
     gains                           (0.03)      (0.03)    (0.04)       (0.04)      --++        --++      --++        --++
                                    ------    --------    ------   ----------   ------    --------    ------    --------
     Total dividends and
       distributions                 (0.25)      (0.25)    (0.23)       (0.23)   (0.11)      (0.11)    (0.03)      (0.03)
                                    ------    --------    ------   ----------   ------    --------    ------    --------
NET ASSET VALUE -- END OF THE
  PERIOD                            $ 9.83    $  13.15    $ 9.72   $    13.44   $ 9.73    $  13.37    $ 9.70    $  13.14
                                    ======    ========    ======   ==========   ======    ========    ======    ========
TOTAL RETURN (2)                      0.72%       0.79%    (0.52%)      (0.47%)  (1.64%)     (1.68%)   (2.75%)     (2.96%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)@             0.48%       0.13%     0.48%        0.13%    0.48%       0.13%     0.48%       0.13%
  Expenses -- before waivers and
     reimbursements (3)(4)           66.47%       0.18%     6.53%        0.17%   43.03%       0.17%    66.34%       0.17%
  Investment income -- net (1)(3)     7.69%       4.67%     5.62%        4.05%    4.49%       2.38%     1.60%       0.64%
  Portfolio turnover rate (2)         4.02%       4.02%     4.27%        4.27%    3.42%       3.42%     2.70%       2.70%
Net Assets -- end of the period
  (000's)                           $  325    $286,628    $1,334   $1,156,044   $  331    $883,648    $  207    $810,507
                                    ======    ========    ======   ==========   ======    ========    ======    ========

---------------
 *  Commencement of operations.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
++  Amount represents less than $0.01 per share.
@ Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.

                       See Notes to Financial Statements.

EQUITY INDEX FUND

The environment for the equity markets remained both difficult and volatile during the reporting period. Concerns over the economy were many including -- contracting GDP, severe pressure on corporate earnings, increasing unemployment, and declining consumer confidence -- all of which were augmented following the September 11 terrorist attack. In spite of this climate, the equity markets remained resilient and rebounded during the fourth quarter of the year reflecting some optimism for economic recovery in nearby future periods.

The Equity Index Fund is comprised of domestic, large-cap core equity stocks with both value and growth style orientations. Although both large-cap growth and value oriented stocks experienced hard times during August and September 2001, the Fund generated positive returns during the last three months of the year with the primary driver being a very strong snap-back in growth oriented stocks. Best performing sectors during the fourth quarter were technology, services and capital goods. The domestic, large-cap core segment of the equity market rebounded during the fourth quarter generating a return of 10.7%, as measured by the S&P 500(R) Index.

The reporting period ended with the Fund performing in a positive trend evidencing the potential early stages of economic recovery.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                                                                   S&P 500(R)
                                                      RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS         INDEX
                                                      ----------------    -------------------    ------------      ----------
  Since Inception (8/27/01 -- 12/31/01)                  (2.55%)**             (3.14%)**          (2.65%)**          (2.64%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  S&P 500(R) INDEX*
                                                                      ----------------                  -----------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  8817.34                            8795.52
Oct 2001                                                                  8984.52                            8963.87
Nov 2001                                                                  9665.63                            9651.76
Dec 2001                                                                  9745.36                            9736.50

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500(R) Index.

*The S&P 500(R) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2001            SHARES        VALUE
       -----------------          ----------   ------------
COMMON STOCK -- 97.1%
AUTO & TRANSPORTATION -- 1.8%
  AMR Corporation*                     5,900   $    130,803
  Autozone, Inc.*                      4,100        294,380
  Burlington Northern Santa Fe
    Corporation                       15,000        427,950
  Cooper Tire & Rubber Co.*#           2,800         44,688
  CSX Corporation#                     8,200        287,410
  Dana Corporation*                    5,700         79,116
  Delphi Automotive Systems           21,500        293,690
  Delta Air Lines, Inc.                4,700        137,522
  FedEx Corporation*#                 11,400        591,432
  Ford Motor Co.                      69,527      1,092,964
  General Motors Corporation          21,300      1,035,180
  Goodyear Tire & Rubber Co.#          6,100        145,241
  Harley-Davidson, Inc.               11,600        629,996
  Navistar International
    Corporation*#                      2,300         90,850
  Norfolk Southern Corporation        14,800        271,284
  Paccar, Inc.#                        2,900        190,298
  Ryder System, Inc.                   2,300         50,945
  Southwest Airlines Co.              29,200        539,616
  TRW, Inc.                            4,800        177,792
  U.S. Airways Group, Inc.*#           2,600         16,484
  Union Pacific Corporation            9,500        541,500
  Visteon Corporation*                 5,018         75,471
                                               ------------
                                                  7,144,612
                                               ------------
CONSUMER DISCRETIONARY -- 13.7%
  Alberto-Culver Co.#                  2,200         98,428
  American Greetings Corporation       2,400         33,072
  AOL Time Warner, Inc.*             170,100      5,460,210
  Automatic Data Processing,
    Inc.*                             23,700      1,395,930
  Avon Products                        9,100        423,150
  Bed Bath & Beyond, Inc.*            11,100        376,290
  Best Buy Co., Inc.*                  8,100        603,288
  Big Lots, Inc.*                      4,300         44,720
  Block (H&R), Inc.#                   7,000        312,900
  Brunswick Corporation                3,400         73,984
  Carnival Corporation                22,400        628,992
  Cendant Corporation*                37,700        739,297
  Ciena Corporation*                  12,600        180,306
  Circuit City Stores                  8,000        207,600
  Clear Channel Communications,
    Inc.*                             22,900      1,165,839
  Clorox Co.                           9,100        359,905
  Colgate-Palmolive Co.               21,200      1,224,300
  Convergys Corporation*               6,600        247,434
  Costco Wholesale Corporation*       17,300        767,774
  Darden Restaurants, Inc.             4,500        159,300
  Dillard's, Inc.#                     3,300         52,800
  Dollar General Corporation*#        12,700        189,230
  Dow Jones & Co., Inc.                3,354        183,564
  Eastman Kodak Co.*                  11,100        326,673
  Family Dollar Stores, Inc.*          6,600        197,868
  Federated Department Stores,
    Inc.*                              7,400        302,660

                                    SHARES        VALUE
                                  ----------   ------------
  First Data Corporation              14,600   $  1,145,370
  Gannett Co., Inc.                   10,200        685,746
  Gap, Inc.#                          33,000        460,020
  Genuine Parts Co.                    6,600        242,220
  Gillette Co.                        40,500      1,352,700
  Grainger (W.W.), Inc.#               3,600        172,800
  Hasbro, Inc.                         6,600        107,118
  Hilton Hotels Corporation           14,200        155,064
  Home Depot (The), Inc.              89,950      4,588,350
  Interpublic Group Cos., Inc.        14,400        425,376
  JC Penny Co., Inc.                  10,100        271,690
  Jones Apparel Group, Inc.*#          4,800        159,216
  Kmart Corporation*#                 18,800        102,648
  Kimberly-Clark Corporation          20,200      1,207,960
  Knight Ridder, Inc.                  3,200        207,776
  Kohl's Corporation*                 12,800        901,632
  Leggett & Platt, Inc.                7,500        172,500
  Limited, Inc.                       16,400        241,408
  Liz Claiborne, Inc.#                 2,004         99,699
  Lowe's Cos., Inc.                   29,700      1,378,377
  Marriott International, Inc.
    Class A#                           9,400        382,110
  Mattel, Inc.                        16,500        283,800
  May Department Stores Co.           11,500        425,270
  Maytag Corporation#                  2,900         89,987
  McDonald's Corporation              49,300      1,304,971
  McGraw Hill Co., Inc.                7,500        457,350
  Meredith Corporation                 1,900         67,735
  New York Times Co.#                  5,800        250,850
  Newell Rubbermaid, Inc.#            10,200        281,214
  Nike, Inc. Class B#                 10,400        584,896
  Nordstrom, Inc.                      5,100        103,173
  Office Depot, Inc.*                 11,800        218,772
  Omnicom Group, Inc.                  7,100        634,385
  Procter & Gamble Co.                49,700      3,932,761
  Quintiles Transnational
    Corporation*                       4,500         72,360
  Radioshack Corporation               6,900        207,690
  Reebok International, Ltd.*          2,200         58,300
  Robert Half International,
    Inc.*#                             6,700        178,890
  Sabre Group Holdings                 5,100        215,985
  Sears Roebuck & Co.#                12,400        590,736
  Staples, Inc.*                      17,500        327,250
  Starbucks Corporation*#             14,600        278,130
  Starwood Hotels & Resorts
    Worldwide, Inc.#                   7,600        226,860
  Target Corporation                  34,700      1,424,435
  Tiffany & Co.#                       5,600        176,232
  TJX Companies, Inc.                 10,500        418,530
  TMP Worldwide, Inc.*#                4,200        180,180
  Toys R US, Inc*                      7,600        157,624
  Tribune Co.#                        11,500        430,445
  Tricon Global Restaurants,
    Inc.*                              5,600        275,520
  Tupperware Corporation               2,200         42,350
  Univision Communications, Inc.
    Class A*#                          8,000        323,680

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  VF Corporation                       4,300   $    167,743
  Wal-Mart Stores, Inc.              171,100      9,846,805
  Wendy's International, Inc.          4,000        116,680
  Whirlpool Corporation#               2,600        190,658
  Yahoo!, Inc.#                       21,800        386,732
                                               ------------
                                                 55,144,273
                                               ------------
CONSUMER STAPLES -- 4.7%
  Albertson's, Inc.#                  15,500        488,095
  Archer-Daniels-Midland Co.          25,527        366,312
  Campbell Soup Co.#                  15,700        468,959
  Coca-Cola Co.                       95,500      4,502,825
  Coca-Cola Enterprises, Inc.#        17,100        323,874
  Conagra Foods, Inc.                 20,600        489,662
  CVS Corporation#                    15,100        446,960
  General Mills, Inc.                 14,000        728,140
  Heinz (The) Co.#                    13,400        551,008
  Hershey Foods Corporation            5,200        352,040
  Kellogg Co.                         15,600        469,560
  Kroger Co.*                         31,100        649,057
  Pepsi Bottling Group, Inc.          11,000        258,500
  Pepsico, Inc.                       67,140      3,269,047
  Safeway, Inc.*                      19,400        809,950
  Sara Lee Corporation                30,200        671,346
  Supervalu, Inc.                      5,100        112,812
  Sysco Corporation                   25,800        676,476
  Unilever NV                         21,900      1,261,659
  Walgreen Co.                        39,100      1,316,106
  Winn-Dixie Stores, Inc.              5,400         76,950
  Wrigley (WM.) JR Co.                 8,700        446,919
                                               ------------
                                                 18,736,257
                                               ------------
ENERGY -- 6.4%
  Amerada Hess Corporation             3,400        212,500
  Anadarko Petroleum
    Corporation*                       9,600        545,760
  Apache Corporation#                  5,280        263,366
  Baker Hughes, Inc.#                 12,900        470,463
  Burlington Resources, Inc.*          7,700        289,058
  Chevron Texaco Corporation          40,940      3,668,633
  Devon Energy Corporation#            5,000        193,250
  Dynegy, Inc. Class A                13,500        344,250
  El Paso Corporation*                19,500        869,895
  Eog Resources, Inc.#                 4,500        175,995
  Exxon Mobil Corporation            262,644     10,321,910
  Halliburton Co.                     16,500        216,150
  Kerr-McGee Corporation               3,830        209,884
  KeySpan Corporation#                 5,300        183,645
  Kinder Morgan, Inc.#                 4,400        245,036
  Marathon Oil Corporation            11,807        354,210
  Nabors Industries, Inc.*#            5,600        192,248
  Noble Drilling Corporation*          5,100        173,604
  Occidental Petroleum
    Corporation*#                     14,200        376,726
  People's Energy Corporation#         1,400         53,102
  Phillips Petroleum Co.              14,620        881,001
  Rowan Cos, Inc.*#                    3,600         69,732
  Royal Dutch Petroleum Co.#          81,500      3,995,130

                                    SHARES        VALUE
                                  ----------   ------------
  Sunoco, Inc.#                        3,000   $    112,020
  Transocean Sedco Forex, Inc.#       12,200        412,604
  Unocal Corporation                   9,300        335,451
  Williams Cos., Inc.                 19,700        502,744
                                               ------------
                                                 25,668,367
                                               ------------
FINANCIAL SERVICES -- 18.1%
  AFLAC, Inc.                         20,200        496,112
  Allstate Corporation                27,352        921,762
  AMBAC Financial Group, Inc.          4,100        237,226
  American Express Co.                51,200      1,827,328
  American International Group,
    Inc.                             100,292      7,963,184
  Amsouth Bancorporation*#            14,200        268,380
  AON Corporation#                    10,300        365,856
  Bank of America Corporation         60,443      3,804,887
  Bank of New York Co., Inc.#         28,200      1,150,560
  Bank One Corporation                44,700      1,745,535
  BB&T Corporation*                   17,400        628,314
  Bear Stearns Cos., Inc.              3,600        211,104
  Capital One Financial
    Corporation#                       8,200        442,390
  Charter One Financial, Inc.          8,630        234,305
  Chubb Corporation                    6,500        448,500
  Cigna Corporation#                   5,600        518,840
  Cincinnati Financial
    Corporation                        6,200        236,530
  Citigroup, Inc.                    197,530      9,971,313
  Comerica, Inc.                       6,900        395,370
  Concord EFS, Inc.*                  19,300        632,654
  Conseco, Inc.*#                     13,000         57,980
  Countrywide Credit Industries,
    Inc.                               4,727        193,665
  Deluxe Corporation#                  2,700        112,266
  Equifax, Inc.*                       5,500        132,825
  Equity Office Properties Trust
    REIT*#                            15,900        478,272
  Equity Residential Properties
    Trust REIT                        10,400        298,584
  Fannie Mae                          38,400      3,052,800
  Fifth Third Bancorporation*         22,194      1,366,707
  FleetBoston Financial
    Corporation                       40,100      1,463,650
  Franklin Resources, Inc.#           10,200        359,754
  Freddie Mac                         26,700      1,746,180
  Golden West Financial
    Corporation#                       6,100        358,985
  Hartford Financial Services
    Group#                             9,400        590,602
  Household International, Inc.       17,600      1,019,744
  Huntington Bancshares, Inc.          9,600        165,024
  Jefferson-Pilot Corporation          5,800        268,366
  John Hancock Financial
    Services                          11,500        474,950
  JP Morgan Chase & Co.               75,790      2,754,967
  Keycorp                             16,300        396,742
  Lehman Brothers Holdings,
    Inc.#                              9,100        607,880
  Lincoln National Corporation#        7,200        349,704
  Marsh & McLennan Cos., Inc.         10,600      1,138,970
  MBIA, Inc.#                          5,700        305,691

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  MBNA Corporation                    32,700   $  1,151,040
  Mellon Financial Corporation        18,000        677,160
  Merrill Lynch & Co., Inc.           32,500      1,693,900
  Metlife, Inc.#                      27,800        880,704
  MGIC Investment Corporation          4,100        253,052
  Moody's Corporation#                 6,000        239,160
  Morgan Stanley Dean Witter &
    Co.                               42,100      2,355,074
  National City Corporation           23,300        681,292
  Northern Trust Corporation           8,900        535,958
  Paychex, Inc.                       14,300        501,072
  PNC Financial Services Group,
    Inc.                              10,900        612,580
  Progressive Corporation (The)        2,800        418,040
  Providian Financial
    Corporation#                      11,000         39,050
  Regions Financial Corporation        8,700        261,348
  Safeco Corporation                   4,900        152,635
  Sapient Corporation*#                4,700         36,284
  Schwab, (Charles) Corporation       52,450        811,402
  SouthTrust Corporation              13,100        323,177
  St. Paul Cos., Inc.#                 8,000        351,760
  State Street Corporation            12,500        653,125
  Stilwell Financial, Inc.*            8,400        228,648
  Suntrust Banks, Inc.                11,100        695,970
  Synovus Financial Corporation#      11,100        278,055
  T Rowe Price Group, Inc.*            4,700        163,231
  Torchmark Corporation                4,800        188,784
  Union Planters Corporation           5,300        239,189
  UnumProvident Corporation#           9,300        246,543
  US Bancorp                          74,900      1,567,657
  USA Education, Inc.#                 6,000        504,120
  Wachovia Corporation                52,200      1,636,992
  Washington Mutual, Inc.             33,700      1,101,990
  Wells Fargo & Co.                   65,130      2,829,899
  XL Capital, Ltd.#                    5,100        465,936
  Zions Bancorporation                 3,500        184,030
                                               ------------
                                                 73,153,315
                                               ------------
HEALTHCARE -- 14.2%
  Abbott Laboratories                 59,600      3,322,700
  Aetna, Inc.*                         5,500        181,445
  Allergan, Inc.                       5,100        382,755
  American Home Products
    Corporation                       50,600      3,104,816
  Amerisourcebergen Corporation#       3,972        252,421
  Amgen, Inc.*                        40,100      2,263,244
  Bard (C.R.), Inc.                    1,900        122,550
  Bausch & Lomb, Inc.                  2,100         79,086
  Baxter International, Inc.          22,700      1,217,401
  Becton Dickinson & Co.               9,900        328,185
  Biogen, Inc.*                        5,700        326,895
  Biomet, Inc.#                       10,300        318,270
  Boston Scientific Corporation*      15,400        371,448
  Bristol-Myers Squibb Co.            74,300      3,789,300
  Cardinal Health, Inc.               17,300      1,118,618
  Chiron Corporation*                  7,300        320,032
  Forest Laboratories, Inc.*           6,800        557,260

                                    SHARES        VALUE
                                  ----------   ------------
  Genzyme Corporation*                 8,100   $    484,866
  Guidant Corporation*                11,800        587,640
  HCA, Inc.                           19,800        763,092
  Health Management Associates,
    Inc. Class A*                      9,400        172,960
  Healthsouth Corporation*            15,000        222,300
  Humana, Inc.*                        6,500         76,635
  Immunex Corporation*                20,900        579,139
  IMS Health, Inc.                    11,300        220,463
  Johnson & Johnson                  117,790      6,961,389
  King Pharmaceuticals, Inc.*#         9,400        396,022
  Lilly (Eli) & Co.                   43,200      3,392,928
  Manor Care, Inc.*                    4,000         94,840
  McKesson Corporation                10,900        407,660
  MedImmune, Inc.*#                    8,200        380,070
  Medtronic, Inc.                     46,400      2,376,144
  Merck & Co., Inc.                   87,300      5,133,240
  Pfizer, Inc.                       241,375      9,618,793
  Pharmacia Corporation               49,492      2,110,834
  Schering-Plough Corporation         56,200      2,012,522
  St. Jude Medical, Inc.*#             3,300        256,245
  Stryker Corporation                  7,500        437,775
  Tenet Healthcare Corporation        12,500        734,000
  UnitedHealth Group, Inc.            12,000        849,240
  Watson Pharmaceuticals, Inc.*#       4,100        128,699
  Wellpoint Health Networks,
    Inc.*                              2,400        280,440
  Zimmer Holdings, Inc.*               7,420        226,607
                                               ------------
                                                 56,960,969
                                               ------------
MATERIALS & PROCESSING -- 9.4%
  Adobe Systems, Inc.                  9,200        285,660
  Air Products & Chemicals, Inc.       8,800        412,808
  Alcan Aluminum Ltd.                 12,300        441,939
  Alcoa, Inc.                         32,600      1,158,930
  Allegheny Technologies, Inc.         3,100         51,925
  Allied Waste Industries,
    Inc.*#                             7,600        106,856
  Ashland, Inc.                        2,700        124,416
  Avery Dennison Corporation           4,200        237,426
  Ball Corporation*                    1,048         74,094
  Barrick Gold Corporation#           20,565        328,012
  Bemis Co.*                           2,000         98,360
  Black & Decker Corporation*          3,100        116,963
  Boise Cascade Corporation*           2,200         74,822
  Cintas Corporation#                  6,500        314,535
  Cooper Industries, Inc.*             3,600        125,712
  Danaher Corporation                  5,500        331,705
  Donnelley (R.R.) & Sons Co.*#        4,500        133,605
  Dow Chemical Co.                    34,600      1,168,788
  Du Pont (Ei) de Nemours & Co.       39,355      1,672,981
  Eastman Chemical Co.                 3,000        117,060
  Eaton Corporation*#                  2,700        200,907
  Ecolab, Inc.*#                       4,900        197,225
  Engelhard Corporation*               5,000        138,400
  Freeport-McMoran Copper &
    Gold, Inc. Class B*#               5,500         73,645
  General Electric Co.               381,100     15,274,487
  Georgia-Pacific Corporation#         8,700        240,207

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Great Lakes Chemical
    Corporation#                       1,900   $     46,132
  Hercules, Inc.                       4,100         41,000
  Honeywell International, Inc.       31,100      1,051,802
  IIIinois Tool Works                 11,700        792,324
  Inco Ltd.*#                          6,982        118,275
  International Flavors &
    Fragrances, Inc.#                  3,700        109,927
  International Paper Co.#            18,500        746,475
  ITT Industries, Inc.                 3,400        171,700
  Louisiana-Pacific Corporation        4,000         33,760
  Masco Corporation                   17,700        433,650
  Mead Corporation                     3,800        117,382
  Minnesota Mining &
    Manufacturing Co.#                15,100      1,784,971
  Newmont Mining Corporation#          7,500        143,325
  Nucor Corporation#                   3,000        158,880
  Pactiv Corporation*                  6,100        108,275
  Phelps Dodge Corporation             3,000         97,200
  Placer Dome, Inc.#                  12,600        137,466
  PPG Industries, Inc.                 6,500        336,180
  Praxair, Inc.                        6,140        339,235
  Rohm & Haas Co.                      8,500        294,355
  Sealed Air Corporation*#             3,200        130,624
  Sherwin-Williams Co.                 6,000        165,000
  Sigma-Aldrich Corporation            2,900        114,289
  Stanley Works#                       3,300        153,681
  Temple-Inland, Inc.#                 1,900        107,787
  Textron, Inc.                        5,400        223,884
  Tyco International, Ltd.            76,584      4,510,798
  United States Steel
    Corporation                        3,400         61,574
  Vulcan Materials Co.                 3,900        186,966
  Waste Management, Inc.              24,000        765,840
  Westvaco Corporation                 3,900        110,955
  Weyerhaeuser Co.                     8,300        448,864
  Willamette Industries, Inc.          4,200        218,904
  Worthington Industries, Inc.         3,300         46,860
                                               ------------
                                                 37,809,808
                                               ------------
PRODUCER DURABLES -- 4.5%
  ADC Telecommunications, Inc.*       30,000        138,000
  Agilent Technologies, Inc.*         17,700        504,627
  American Power Conversion*           7,500        108,450
  Andrew Corporation*                  3,100         67,859
  Applied Biosystes
    Group-Applera Corporation*#        8,100        318,087
  Boeing Co.                          32,200      1,248,716
  Caterpillar, Inc.                   13,200        689,700
  Centex Corporation                   2,300        131,307
  Comverse Technology, Inc.*           7,100        158,827
  Conoco, Inc.                        24,012        679,540
  Corning, Inc.*                      36,300        323,796
  Crane Co.                            2,300         58,972
  Cummins, Inc.*#                      1,600         61,664
  Deere & Co.                          9,000        392,940
  Dover Corporation                    7,800        289,146
  Emerson Electric Co.*               16,400        936,440

                                    SHARES        VALUE
                                  ----------   ------------
  Fluor Corporation                    3,000   $    112,200
  General Dynamics Corporation         7,700        613,228
  Goodrich Corporation#                4,000        106,480
  Ingersoll-Rand Co.                   6,500        271,765
  Jabil Circuit*                       7,600        172,672
  JDS Uniphase Corporation*           50,500        440,865
  Johnson Controls, Inc.#              3,396        274,227
  KB Home#                             1,900         76,190
  Lockheed Martin Corporation         16,900        788,723
  McDermott International, Inc.        2,300         28,221
  Millipore Corporation                1,800        109,260
  Molex, Inc.                          7,550        233,673
  Motorola, Inc.                      85,400      1,282,707
  Nortel Networks Corporation        122,319        917,393
  Northrop Grumman Corporation#        4,200        423,402
  Pall Corporation                     4,700        113,082
  Parker Hannifin Corporation          4,500        206,595
  PerkinElmer, Inc.#                   4,700        164,594
  Pitney Bowes, Inc.                   9,500        357,295
  Power-One, Inc.*#                    3,000         31,230
  Pulte Homes, Inc.#                   2,252        100,597
  QUALCOMM, Inc.*                     29,300      1,479,649
  Raytheon Co.*                       15,000        487,050
  Rockwell Collins                     7,000        136,500
  Rockwell International
    Corporation                        7,000        125,020
  Sanmia-SCI Corporation*             20,000        398,000
  Scientific-Atlanta, Inc.             6,000        143,640
  Snap-On, Inc.                        2,200         74,052
  Solectron Corporation#              31,500        355,320
  Symbol Technologies, Inc.#           8,650        137,362
  Tektronix, Inc.*                     3,600         92,808
  Thermo Electron Corporation*         6,910        164,873
  United Technologies#                18,000      1,163,340
  Waters Corporation                   4,900        189,875
  Xerox Corporation#                  27,600        287,592
                                               ------------
                                                 18,167,551
                                               ------------
TECHNOLOGY -- 15.5%
  Advanced Mirco Devices, Inc.*       13,200        209,352
  Altera Corporation*                 14,800        314,056
  Analog Devices, Inc.*               13,800        612,582
  Apple Computer, Inc.*               13,400        293,460
  Applied Materials, Inc.*            31,300      1,255,130
  Applied Micro Circuits
    Corporation*                      11,500        130,180
  Autodesk, Inc.#                      2,090         77,894
  BMC Software, Inc.*                  9,400        153,878
  Broadcom Corporation Class A*#      10,000        409,800
  Cisco Systems, Inc.*               281,600      5,099,776
  Citrix Systems, Inc.*                7,100        160,886
  Compaq Computer Corporation         64,800        632,448
  Computer Associates
    International, Inc.               22,100        762,229
  Computer Science Corporation*#       6,500        318,370
  Compuware Corporation*              14,100        166,239
  Conexant Systems, Inc.*#             9,500        136,420

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Dell Computer Corporation*         100,200   $  2,723,436
  Electronic Data Systems
    Corporation#                      18,200      1,247,610
  EMC Corporation*                    85,100      1,143,744
  Fiserv, Inc.*                        7,200        304,704
  Gateway, Inc.*#                     12,400         99,696
  Hewlett-Packard Co.                 74,600      1,532,284
  IBM Corporation                     66,100      7,995,456
  Intel Corporation                  257,700      8,104,665
  Intuit, Inc.*                        8,100        346,356
  KLA-Tencor Corporation*#             7,100        351,876
  Lexmark International Group,
    Inc.*                              5,000        295,000
  Linear Technology Corporation       12,200        476,288
  LSI Logic Corporation*              13,900        219,342
  Lucent Technologies, Inc.          130,776        822,581
  Maxim Integrated Products,
    Inc.*                             12,400        651,124
  Mercury Interactive
    Corporation*#                      3,200        108,736
  Micron Technology, Inc.*            22,900        709,900
  Microsoft Corporation*             206,800     13,704,636
  National Semiconductor
    Corporation*                       6,700        206,293
  NCR Corporation*#                    3,700        136,382
  Network Appliance, Inc.*            12,700        277,749
  Novell, Inc.*                       13,800         63,342
  Novellus Systems, Inc.*              5,500        216,975
  Nvidia Corporation*                  5,600        374,640
  Oracle Corporation*                213,500      2,948,435
  Palm, Inc.*                         21,793         84,557
  Parametric Technology
    Corporation*                      10,100         78,881
  PeopleSoft, Inc.*                   11,600        466,320
  PMC-Sierra, Inc.*#                   6,300        133,938
  Qlogic Corporation*#                 3,500        155,785
  Siebel Systems, Inc.                17,800        498,044
  Sun Microsystems, Inc.             124,400      1,535,096
  Teradyne, Inc.*#                     6,900        207,966
  Texas Instruments, Inc.             66,600      1,864,800
  Thomas & Betts Corporation*#         2,200         46,530
  Unisys Corporation*                 12,200        152,988
  Veritas Software Corporation*       15,375        689,108
  Vitesse Semiconductor
    Corporation*                       7,000         87,220
  Xilinx, Inc.*                       12,800        499,840
                                               ------------
                                                 62,295,023
                                               ------------
UTILITIES -- 8.8%
  AES Corporation*                    20,400        333,540
  Allegheny Energy, Inc.               4,800        173,856
  Alltel Corporation*                 12,000        740,760
  Ameren Corporation*                  5,300        224,190
  American Electric Power             12,400        539,772
  AT&T Corporation                   135,825      2,463,866
  AT&T Wireless Services, Inc.        97,164      1,396,247
  Avaya, Inc.*                        10,848        131,803

                                    SHARES        VALUE
                                  ----------   ------------
  BellSouth Corporation               72,000   $  2,746,800
  Calpine Corporation*                11,500        193,085
  CenturyTel, Inc.                     5,400        177,120
  Cinergy Corporation                  6,100        203,923
  Citizens Communications Co.         11,000        117,260
  CMS Energy Corporation*#             5,100        122,553
  Comcast Corporation Class A*        36,300      1,306,800
  Consolidated Edison, Inc.            8,100        326,916
  Constellation Energy Group,
    Inc.                               6,300        167,265
  Dominion Resources, Inc.            10,100        607,010
  DTE Energy Co.#                      6,300        264,222
  Duke Energy Corporation             29,800      1,169,948
  Edison International                12,500        188,750
  Entergy Corporation*                 8,452        330,558
  Exelon Corporation                  12,312        589,499
  Firstenergy Corporation             11,384        398,212
  FPL Group, Inc.                      6,800        383,520
  Mirant Corporation*                 15,331        245,603
  Nextel Communications, Inc.
    Class A*                          30,600        335,376
  Niagara Mohawk Holdings, Inc.*       6,200        109,926
  Nicor, Inc.                          1,700         70,788
  NiSource, Inc.#                      7,900        182,174
  PG&E Corporation                    14,900        286,676
  Pinnacle West Capital
    Corporation                        3,300        138,105
  PPL Corporation                      5,600        195,160
  Progress Energy, Inc.*               8,400        378,252
  Public Service Enterprise
    Group, Inc.                        8,000        337,520
  Qwest Communications
    International, Inc.*              63,800        901,494
  Reliant Energy, Inc.                11,400        302,328
  SBC Communications, Inc.           129,034      5,054,261
  Schlumberger, Ltd.                  22,100      1,214,395
  Sempra Energy, Inc.#                 7,900        193,945
  Southern Co.#                       26,700        676,845
  Sprint Corporation                  34,000        682,720
  Sprint Corporation (PCS
    Group)*#                          37,800        922,698
  Teco Energy, Inc.                    5,400        141,696
  Tellabs, Inc.*#                     15,700        235,971
  TXU Corporation#                    10,200        480,930
  Verizon Communications, Inc.       104,234      4,946,945
  WorldCom, Inc.-WorldCom Group*     113,236      1,594,363
  XCEL Energy, Inc.*#                 13,200        366,168
                                               ------------
                                                 35,291,814
                                               ------------
TOTAL COMMON STOCK
  (Cost $355,172,466)                           390,371,989
                                               ------------
SHORT-TERM INVESTMENTS -- 6.7%
SHORT-TERM INVESTMENTS
  AB Funds Trust -- Money Market Fund
    (Cost $26,781,554)            26,781,554     26,781,554
                                               ------------

                       See Notes to Financial Statements.

                                     PAR          VALUE
                                  ----------   ------------
U.S. TREASURY OBLIGATIONS -- 0.4%
  U.S. Treasury Bills
    1.55%, 01/17/02++++           $  540,000   $    539,627
    1.58%, 01/17/02++++               40,000         39,972
    1.61%, 01/17/02++++               10,000          9,993
    1.67%, 01/17/02++++               20,000         19,985
    2.10%, 01/17/02++++               20,000         19,984
    2.13%, 01/17/02++++               20,000         19,984
    2.15%, 01/17/02++++               20,000         19,984
    2.16%, 01/17/02++++              325,000        324,739
    2.18%, 01/17/02++++              580,000        579,533
    2.22%, 01/17/02++++               40,000         39,968
                                               ------------
      (Cost $1,613,607)                           1,613,769
                                               ------------
TOTAL INVESTMENTS -- 104.2%
  (Cost $383,567,627)                           418,767,312
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (4.2%)                        (16,901,642)
                                               ------------
NET ASSETS -- 100.0%                           $401,865,670
                                               ============

                       See Notes to Financial Statements.

VALUE EQUITY FUND

The environment for the equity markets remained both difficult and volatile during the reporting period. Concerns over the economy were many including -- contracting GDP, severe pressure on corporate earnings, increasing unemployment, and declining consumer confidence -- all of which were augmented following the September 11 terrorist attack. In spite of this climate, the equity markets remained resilient and rebounded during the fourth quarter of the year reflecting some optimism for economic recovery in nearby future periods.

The Value Equity Fund is comprised of domestic, large-cap value oriented stocks. Value stocks significantly outpaced growth stocks during the calendar year 2001 as the Russell 1000(R) Value Index returned -5.6%, while its growth counterpart, the Russell 1000(R) Growth Index, generated a loss of -20.4%. Although value oriented stocks experienced hard times during August and September 2001, the Fund rebounded and generated a strong positive quarterly return for the fourth quarter. The fourth quarter provided an environment where the market rewarded sectors such as technology, consumer discretionary and producer durables. Domestic, large-cap value oriented equities rebounded strongly during the fourth quarter as the Russell 1000(R) Value Index gained 7.4%

The reporting period ended with the Fund performing in a positive trend evidencing the potential early stages of an economic recovery.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                                                         RUSSELL 1000(R) VALUE
                                            RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS              INDEX
                                            ----------------    -------------------    ------------      ---------------------
  Since Inception (8/27/01 -- 12/31/01)        (3.79%)**             (2.88%)**          (3.23%)**               (3.16)%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS             RUSSELL 1000(R) VALUE INDEX*
                                                                      ----------------             ----------------------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  9026.96                            9019.45
Oct 2001                                                                  8948.06                            8941.79
Nov 2001                                                                  9408.28                            9461.67
Dec 2001                                                                  9621.42                            9684.49

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Value Index.

*The Russell 1000(R) Value Index is a large-cap index consisting of those Russell 1000(R) index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS

      DECEMBER 31, 2001           SHARES         VALUE
      -----------------         ----------   --------------
COMMON STOCK -- 96.1%
AUTO & TRANSPORTATION -- 3.1%
  AMR Corporation*                   8,900   $      197,314
  Arvin Industries, Inc.#           28,000          549,920
  Autoliv, Inc.*#                    5,700          115,767
  AutoNation, Inc.*#                44,900          553,617
  Autozone, Inc.*                    2,800          201,040
  Burlington Northern Santa Fe
    Corporation                    282,600        8,062,578
  CNF, Inc.                          2,800           93,940
  Continental Airlines, Inc.*        3,200           83,872
  CSX Corporation                   12,400          434,620
  Dana Corporation*                  8,600          119,368
  Delphi Automotive Systems         32,700          446,682
  Delta Air Lines, Inc.            222,900        6,522,054
  FedEx Corporation*                17,400          902,712
  Ford Motor Co.                   105,595        1,659,953
  Gatx Corporation#                  2,400           78,048
  General Motors Corporation        40,100        1,948,860
  Goodyear Tire & Rubber Co.#        8,200          195,242
  Lear Corporation*                 16,700          636,938
  Navistar International
    Corporation*                     3,400          134,300
  Norfolk Southern Corporation      22,500          412,425
  Northwest Airlines
    Corporation*#                    1,400           21,980
  Paccar, Inc.                       3,700          242,794
  Ryder System, Inc.                37,300          826,195
  Skywest, Inc.                        600           15,270
  Southwest Airlines Co.            44,650          825,132
  TRW, Inc.                          6,100          225,944
  U.S. Airways Group, Inc.*#         3,000           19,020
  UAL Corporation                    3,100           41,850
  Union Pacific Corporation        118,500        6,754,500
  United Parcel Service, Inc.
    Class B#                         2,800          152,600
  Visteon Corporation*             265,800        3,997,632
                                             --------------
                                                 36,472,167
                                             --------------
CONSUMER DISCRETIONARY --10.9%
  Accenture, Ltd.                    6,800          183,056
  ACXiom Corporation*                4,300           75,121
  Alberto-Culver Co.#                2,100           93,954
  AOL Time Warner, Inc.*           133,000        4,269,300
  Avon Products                     13,000          604,500
  Barnes & Noble, Inc.*#             2,400           71,040
  Belo Corporation#                  4,500           84,375
  Big Lots, Inc.*                    6,200           64,480
  Block (H&R), Inc.#                24,600        1,099,620
  Blockbuster, Inc. Class A*         1,400           35,280
  Borders Group, Inc.*#              4,700           93,248
  Brinker International,
    Inc.*#                           4,600          136,896
  Brunswick Corporation              5,100          110,976
  Cablevision Systems
    Corporation-Rainbow Media
    Group*#                          2,350           58,045
  Callaway Golf Co.#                 3,000           57,450

                                  SHARES         VALUE
                                ----------   --------------
  Cendant Corporation*              28,030   $      549,668
  Certegy, Inc.*                       300           10,266
  Circuit City Stores               11,300          293,235
  Clear Channel
    Communications, Inc.*           16,425          836,197
  Clorox Co.                        22,600          893,830
  Colgate-Palmolive Co.              7,900          456,225
  Costco Wholesale
    Corporation*                    23,500        1,042,930
  COX Communications, Inc.*#        11,100          465,201
  Darden Restaurants, Inc.          16,100          569,940
  Dow Jones & Co., Inc.              1,400           76,622
  Dun & Bradstreet
    Corporation*                     4,650          164,145
  Eastman Kodak Co.*                17,000          500,310
  Emmis Communications
    Corporation*#                    1,700           40,188
  Energizer Holdings, Inc.*          5,300          100,965
  Entercom Communications
    Corporation*                     1,500           75,000
  Entravision Communications
    Corporation Class A*#            1,300           15,535
  Estee Lauder Co., Inc. Class
    A#                                 900           28,854
  Ethan Allen Interiors, Inc.#       1,800           74,862
  Extended Stay America,
    Inc.*#                           3,600           59,040
  Federated Department Stores,
    Inc.*#                         265,900       10,875,310
  Foot Locker, Inc.*                 7,700          120,505
  Gannett Co., Inc.                 15,400        1,035,342
  Gemstar-TV Guide
    International, Inc.*             6,100          168,970
  Genuine Parts Co.                 10,100          370,670
  Gillette Co.                      30,300        1,012,020
  Grainger (W.W.), Inc.              4,400          211,200
  Harte-Hanks, Inc.*#                2,300           64,791
  Hasbro, Inc.                       8,225          133,492
  Hearst-Argyle Television,
    Inc.*#                           1,000           21,560
  Hilton Hotels Corporation        381,600        4,167,072
  Hispanic Broadcasting
    Corporation*#                    2,500           63,750
  Hollinger International,
    Inc#                             2,300           26,910
  Insight Communications Co.,
    Inc.*#                           2,200           53,152
  International Speedway
    Corporation Class A#             1,200           46,920
  Interpublic Group Cos., Inc.       2,200           64,988
  Iron Mountain, Inc.*#                800           35,040
  JC Penny Co., Inc.                57,700        1,552,130
  Jones Apparel Group, Inc.*         1,800           59,706
  Kmart Corporation*#              736,200        4,019,652
  Kimberly-Clark Corporation        25,700        1,536,860
  Knight Ridder, Inc.                2,800          181,804
  Lamar Advertising Co.*#            3,400          143,956
  Leggett & Platt, Inc.             11,400          262,200
  Liberty Media Corporation*       195,200        2,732,800
  Limited, Inc.                     20,000          294,400

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Liz Claiborne, Inc.#               3,100   $      154,225
  Manpower, Inc.                     4,400          148,324
  Marriott International, Inc.
    Class A                          9,400          382,110
  Mattel, Inc.                      25,125          432,150
  May Department Stores Co.         17,400          643,452
  Maytag Corporation                 1,500           46,545
  Mcclatchy Co.#                     1,300           61,100
  McDonald's Corporation           301,900        7,991,293
  McGraw Hill Co., Inc.             22,300        1,359,854
  Meredith Corporation               2,200           78,430
  Metro-Goldwyn-Mayer, Inc.*#        1,400           30,660
  Mohawk Industries, Inc.*#          2,300          126,224
  Neiman-Marcus Group, Inc.*#        2,100           65,247
  Networks Associates, Inc.*#        3,300           85,305
  New York Times Co.               127,000        5,492,750
  Newell Rubbermaid, Inc.          165,500        4,562,835
  Nike, Inc. Class B                 4,100          230,584
  Nordstrom, Inc.                    6,100          123,403
  NTL, Inc.*#                        9,800            9,212
  Office Depot, Inc.*               17,900          331,866
  Outback Steakhouse, Inc.*#         3,500          119,875
  Payless Shoesource, Inc.*          1,300           72,995
  Polo Ralph Lauren
    Corporation#                     3,000           80,280
  Polycom, Inc.*#                      500           17,200
  Procter & Gamble Co.             261,975       20,730,082
  Quanta Services, Inc.*#              800           12,344
  Quintiles Transnational
    Corporation*                     3,300           53,064
  Radio One, Inc.*#                  4,000           72,040
  Reader's Digest Association
    (The), Inc. Class A#             5,500          126,940
  Reebok International, Ltd.*#       2,900           76,850
  Ross Stores, Inc.#                 4,600          147,568
  Royal Caribbean Cruises,
    Ltd.#                           98,400        1,594,080
  Saks, Inc.*#                       7,000           65,380
  Scripps Co.#                       1,800          118,800
  Sears Roebuck & Co.              296,400       14,120,496
  Service Corporation
    International*#                 16,800           83,832
  Servicemaster Co.*#               17,300          238,740
  Six Flags, Inc.*#                  5,000           76,900
  Staples, Inc.*                     6,300          117,810
  Starwood Hotels & Resorts
    Worldwide, Inc.                 11,500          343,275
  Talbots, Inc.*#                      100            3,625
  Target Corporation                23,500          964,675
  Tech Data Corporation*#            2,400          103,872
  Ticketmaster Class B*#               900           14,751
  Tommy Hilfiger Corporation        45,600          627,000
  Toys R US, Inc*#                 162,000        3,359,880
  Tribune Co.                       11,000          411,730
  Tricon Global Restaurants,
    Inc.*                          120,100        5,908,920
  United Rentals, Inc.*#             1,900           43,130

                                  SHARES         VALUE
                                ----------   --------------
  USA Networks, Inc.*                3,100   $       84,661
  VF Corporation                     5,100          198,951
  Viad Corporation                   4,100           97,088
  Washington Post Co.                  200          106,000
  WebMD Corporation*#                8,300           58,598
  Wendy's International, Inc.      376,100       10,970,837
  Westwood One, Inc.*#               4,000          120,200
  Whirlpool Corporation              3,300          241,989
                                             --------------
                                                126,485,581
                                             --------------
CONSUMER STAPLES -- 3.3%
  Albertson's, Inc.                 23,600          743,164
  Archer-Daniels-Midland Co.        33,889          486,307
  Campbell Soup Co.#                 7,000          209,090
  Coca-Cola Co.                     19,700          928,855
  Coca-Cola Enterprises, Inc.        9,300          176,142
  Conagra Foods, Inc.              494,800       11,761,396
  CVS Corporation                  136,900        4,052,240
  General Mills, Inc.               21,200        1,102,612
  Heinz (The) Co.                   12,800          526,336
  Hershey Foods Corporation          4,500          304,650
  Hormel Foods Corporation           4,300          115,541
  Kellogg Co.                      165,800        4,990,580
  McCormick & Co., Inc.              2,800          117,516
  Pepsi Bottling Group, Inc.         1,000           23,500
  PepsiAmericas, Inc.#               4,900           67,620
  Pepsico, Inc.                     33,300        1,621,377
  Rite Aid Corporation*#             8,600           43,516
  Safeway, Inc.*                    82,300        3,436,025
  Sara Lee Corporation             152,915        3,399,300
  Smithfield Foods, Inc.*           21,900          482,676
  Supervalu, Inc.                   95,900        2,121,308
  Sysco Corporation                 10,500          275,310
  Tootsie Roll Industries,
    Inc.*#                             333           13,014
  Tyson Foods, Inc.                 95,781        1,106,271
  Weis Markets, Inc.*                  600           16,776
  Winn-Dixie Stores, Inc.#           4,400           62,700
  Wrigley (WM.) JR Co.               5,300          272,261
                                             --------------
                                                 38,456,083
                                             --------------
ENERGY -- 10.6%
  Amerada Hess Corporation          28,600        1,787,500
  Apache Corporation                 5,830          290,800
  Aquila, Inc.*#                       700           11,970
  Arch Coal, Inc.                    1,200           27,240
  Baker Hughes, Inc.               130,600        4,762,982
  BP Amoco PLC                     146,468        6,812,227
  Burlington Resources, Inc.*        7,000          262,780
  Chevron Texaco Corporation       249,798       22,384,399
  Devon Energy Corporation#         32,436        1,253,651
  Diamond Offshore Drilling,
    Inc.#                            1,200           36,480
  Dynegy, Inc. Class A               1,000           25,500
  El Paso Corporation*             155,640        6,943,100
  Enron Corporation                 24,300           14,580
  Ensco International, Inc.          1,700           42,245
  Eog Resources, Inc.#               1,700           66,487

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Exxon Mobil Corporation          725,100   $   28,496,431
  Forest Oil Corporation*              700           19,747
  Global Industries, Ltd.*#          3,700           32,930
  Grant Prideco, Inc.*               5,100           58,650
  Helmerich & Payne, Inc.#           2,900           96,802
  Kerr-McGee Corporation            12,400          679,520
  KeySpan Corporation               23,700          821,205
  Kinder Morgan, Inc.#               3,300          183,777
  Marathon Oil Corporation          81,800        2,454,000
  Massey Energy Co.*#                4,300           89,139
  Murphy Oil Corporation#              300           25,212
  National Fuel Gas Co.#             4,600          113,620
  Newfield Exploration Co.*            200            7,102
  Noble Affiliates, Inc.             3,300          116,457
  Noble Drilling Corporation*        1,100           37,444
  Occidental Petroleum
    Corporation*                   503,500       13,357,855
  Ocean Energy, Inc.                 4,100           78,720
  Peabody Energy Corporation*#         400           11,276
  Phillips Petroleum Co.           302,700       18,240,702
  Pioneer Natural Resources
    Co.*                            22,400          431,424
  Pogo Producing Co.#                2,000           52,540
  Pride International, Inc.*#        3,400           51,340
  Questar Corporation#               9,500          237,975
  Rowan Cos, Inc.*                   1,000           19,370
  Sunoco, Inc.#                     54,600        2,038,764
  Tidewater, Inc.#                   1,800           61,020
  Transocean Sedco Forex, Inc.       7,000          236,740
  Ultramar Diamond Shamrock
    Corporation                      4,300          212,764
  Unocal Corporation                14,200          512,194
  Valero Energy Corporation#        52,100        1,986,052
  Varco International, Inc.*#        1,300           19,474
  Vectren Corporation*#              3,900           93,522
  Weatherford International,
    Inc.*                            1,700           63,342
  Williams Cos., Inc.              305,800        7,804,016
                                             --------------
                                                123,463,067
                                             --------------
FINANCIAL SERVICES -- 27.9%
  21st Century Insurance
    Group#                           1,800           35,010
  AFLAC, Inc.                       15,700          385,592
  AG Edwards, Inc#                   4,600          203,182
  Alleghany Corporation*               300           57,735
  Allied Capital Corporation#        3,000           78,000
  Allmerica Financial
    Corporation                      3,100          138,105
  Allstate Corporation             344,200       11,599,540
  AMB Property Corporation
    REIT                             4,100          106,600
  AMBAC Financial Group, Inc.        5,250          303,765
  American Express Co.              71,800        2,562,542
  American Financial Group,
    Inc.#                            2,500           61,375
  American International
    Group, Inc.                     41,133        3,265,960
  American National Insurance#         600           50,460
  Amsouth Bancorporation*          119,100        2,250,990
  AON Corporation                  318,000       11,295,360

                                  SHARES         VALUE
                                ----------   --------------
  Apartment Investment &
    Management Co. REIT              3,900   $      178,347
  Archstone-Smith Trust REIT         7,000          184,100
  Arden Realty, Inc. REIT            3,300           87,450
  Associated Banc-Corporation        3,800          134,102
  Astoria Financial
    Corporation*                    31,700          838,782
  Avalonbay Communities, Inc.
    REIT#                            3,600          170,316
  Bank of America Corporation      476,124       29,972,006
  Bank of New York Co., Inc.        26,200        1,068,960
  Bank One Corporation             330,600       12,909,930
  Banknorth Group, Inc.              8,900          200,428
  BB&T Corporation*                 48,900        1,765,779
  Bear Stearns Cos., Inc.            4,500          263,880
  Boston Properties, Inc. REIT       4,100          155,800
  Carramerica Realty
    Corporation REIT                 3,400          102,340
  Charter One Financial, Inc.       64,386        1,748,080
  Chubb Corporation                 10,000          690,000
  Cigna Corporation                 92,100        8,533,065
  Cincinnati Financial
    Corporation                      7,900          301,385
  Citigroup, Inc.                  561,100       28,324,328
  City National Corporation#         2,200          103,070
  CNA Financial Corporation*#        1,700           49,589
  Comerica, Inc.                    10,400          595,920
  Commerce Bancorp, Inc.*#           2,600          102,284
  Commerce Bancshares, Inc.*#        3,780          147,382
  Compass Bancshares, Inc.          49,800        1,409,340
  Conseco, Inc.*#                   16,900           75,374
  Countrywide Credit
    Industries, Inc.                20,400          835,788
  Crescent Real Estate
    Equities Co. REIT              249,600        4,520,256
  Cullen Frost Bankers, Inc.#        3,000           92,640
  Deluxe Corporation                 3,900          162,162
  Dime Bancorporation, Inc.          5,000          180,400
  Duke Realty Corporation
    REIT#                            7,500          182,475
  E*trade Group, Inc.*#              9,500           97,375
  Equity Office Properties
    Trust REIT*                     24,185          727,485
  Equity Residential
    Properties Trust REIT           19,600          583,084
  Erie Indemnity Co.                 1,100           42,339
  Fannie Mae                       108,400        8,617,800
  Fidelity National Financial,
    Inc.#                           62,640        1,553,472
  Fifth Third Bancorporation*        6,154          378,963
  First Tennessee National
    Corporation*                     7,400          268,324
  First Virginia Banks, Inc.#        2,800          142,128
  FirstMerit Corporation#            4,500          121,905
  FleetBoston Financial
    Corporation                     89,816        3,278,284
  Franklin Resources, Inc.          10,000          352,700
  Freddie Mac                        9,900          647,460

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Fulton Financial
    Corporation#                     4,800   $      104,784
  General Growth Properties,
    Inc. REIT                        3,000          116,400
  Golden State Bancorp, Inc.*#      87,100        2,277,665
  Golden West Financial
    Corporation                      7,500          441,375
  Goldman Sachs Group, Inc.         54,600        5,064,150
  Greenpoint Financial
    Corporation#                    73,100        2,613,325
  Hartford Financial Services
    Group                          310,000       19,477,300
  HCC Insurance Holdings, Inc.       3,000           82,650
  Health Care Property
    Investors, Inc.#                 3,000          108,630
  Hibernia Corporation               9,200          163,668
  Hospitality Properties Trust
    REIT#                            3,600          106,200
  Host Marriott Corporation
    REIT#                           13,200          118,800
  Household International,
    Inc.                            18,600        1,077,684
  Hudson City Bancorp, Inc.#         2,500           65,875
  Huntington Bancshares, Inc.       14,500          249,255
  IndyMac Bancorp, Inc.*#           27,500          642,950
  Instinet Group, Inc.*#             1,100           11,055
  iStar Financial, Inc. REIT         5,100          127,245
  Jefferson-Pilot Corporation        8,900          411,803
  John Hancock Financial
    Services                        17,400          718,620
  John Nuveen Co. Class A              400           21,392
  JP Morgan Chase & Co.            728,322       26,474,505
  Keycorp                          327,150        7,962,831
  Kimco Realty Corporation
    REIT                             4,800          156,912
  Knight Trading Group, Inc.*#       1,900           20,938
  KPMG Consulting, Inc.*             2,400           39,768
  Legg Mason, Inc.#                  3,700          184,926
  Lehman Brothers Holdings,
    Inc.                            13,900          928,520
  Leucadia National
    Corporation#                     2,100           60,627
  Liberty Property Trust
    REIT*#                           4,200          125,370
  Lincoln National Corporation      19,400          942,258
  M & T Bank Corporation#            4,800          349,680
  Mack-Cali Realty Corporation
    REIT                             2,500           77,550
  Markel Corporation*                  500           89,825
  Marsh & McLennan Cos., Inc.        7,600          816,620
  Marshall & Ilsley
    Corporation                      6,200          392,336
  MBIA, Inc.                        51,050        2,737,812
  Mellon Financial Corporation      27,300        1,027,026
  Mercantile Bankshares
    Corporation                      4,100          176,464
  Mercury General Corporation#       1,500           65,490
  Merrill Lynch & Co., Inc.         86,900        4,529,228
  Metlife, Inc.#                    67,900        2,151,072
  Metris Cos., Inc.#                10,200          262,242
  MGIC Investment Corporation       91,100        5,622,692

                                  SHARES         VALUE
                                ----------   --------------
  Mony Group, Inc.#                  2,900   $      100,253
  Moody's Corporation                1,200           47,832
  Morgan Stanley Dean Witter &
    Co.                             60,500        3,384,370
  National City Corporation        143,100        4,184,244
  National Commerce Financial
    Corporation                     11,900          301,070
  Nationwide Financial
    Services#                        1,400           58,044
  Neuberger Berman, Inc.#            1,200           52,680
  New Plan Excel Realty Trust#       5,000           95,250
  North Fork Bancorporation,
    Inc.#                            9,400          300,706
  Northern Trust Corporation         5,700          343,254
  Old National Bancorp               3,495           88,249
  Old Republic International
    Corporation                     76,500        2,142,765
  Pacific Century Financial
    Corporation                      4,700          121,683
  Peoples Bank Bridgeport            1,400           29,764
  PMI (The) Group, Inc.              2,600          174,226
  Popular, Inc.#                     7,900          229,732
  Principal Financial Group*#       14,000          336,000
  Progressive Corporation
    (The)                            3,700          552,410
  Prologis Trust REIT                7,200          154,872
  Protective Life Corporation        3,600          104,148
  Provident Bancorp Inc.*#           1,700           44,676
  Prudential Financial, Inc.*#      11,000          365,090
  Public Storage, Inc. REIT          5,200          173,680
  Radian Group, Inc.                 4,700          201,865
  Regions Financial
    Corporation                     13,400          402,536
  Reinsurance Group of
    America#                         1,000           33,280
  Roslyn Bancorp, Inc.               5,400           94,500
  Rouse Co. REIT                     3,300           96,657
  Safeco Corporation               254,400        7,924,560
  Security Capital Group,
    Inc.*#                           4,300          109,091
  Simon Property Group, Inc.
    REIT                             7,400          217,042
  Sky Financial Group, Inc.*#        4,800           97,632
  SouthTrust Corporation            43,400        1,070,678
  Sovereign Bancorp, Inc.*#         14,300          175,032
  St. Paul Cos., Inc.               12,100          532,037
  State Street Corporation          10,500          548,625
  Stilwell Financial, Inc.*         12,100          329,362
  Suntrust Banks, Inc.              14,500          909,150
  Synovus Financial
    Corporation                      3,200           80,160
  T Rowe Price Group, Inc.*          6,100          211,853
  TCF Financial Corporation#         4,600          220,708
  Torchmark Corporation              7,300          287,109
  Transatlantic Holdings,
    Inc.#                            1,200          109,200
  Trustmark Corporation#             2,700           65,421
  Union Planters Corporation         8,000          361,040
  UnionBanCal Corporation            3,100          117,800
  Unitrin, Inc.                      2,700          106,704
  UnumProvident Corporation         12,500          331,375
  US Bancorp                       509,126       10,656,007

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  USA Education, Inc.               91,700   $    7,704,634
  Valley National Bancorp#           4,500          148,275
  Vornado Realty Trust REIT          4,300          178,880
  Wachovia Corporation             452,450       14,188,832
  Washington Federal, Inc.*          3,300           85,074
  Washington Mutual, Inc.#         441,650       14,441,955
  Webster Financial
    Corporation*                     2,900           91,437
  Wells Fargo & Co.                 98,872        4,295,988
  Wesco Financial Corporation#         100           31,500
  Wilmington Trust
    Corporation#                     1,700          107,627
  XL Capital, Ltd.#                 86,700        7,920,912
  Zions Bancorporation               5,400          283,932
                                             --------------
                                                322,640,279
                                             --------------
HEALTHCARE -- 5.0%
  Abbott Laboratories               36,100        2,012,575
  Aetna, Inc.*                       8,300          273,817
  Amerisourcebergen
    Corporation                      2,146          136,378
  Apogent Technologies, Inc.*#       4,000          103,200
  Aviron*                              200            9,946
  Bard (C.R.), Inc.                  2,800          180,600
  Bausch & Lomb, Inc.                3,100          116,746
  Baxter International, Inc.         2,600          139,438
  Beckman Coulter, Inc.                800           35,440
  Becton Dickinson & Co.            15,000          497,250
  Boston Scientific
    Corporation*                    15,300          369,036
  Bristol-Myers Squibb Co.         307,600       15,687,600
  Caremark RX, Inc.*#               40,700          663,817
  Celera Genomics Group-
    Applera Corporation*#            3,900          104,091
  Cephalon, Inc.*#                     300           22,676
  DaVita, Inc.*#                     1,400           34,230
  Dentsply International,
    Inc.#                              900           45,180
  HCA, Inc.#                        25,800          994,332
  Health Management
    Associates, Inc. Class A*        7,900          145,360
  Health Net, Inc.*                 69,500        1,513,710
  Healthsouth Corporation*          22,900          339,378
  Henry Schein, Inc.*               16,900          625,807
  Hillenbrand Industries,
    Inc.#                           25,100        1,387,277
  Humana, Inc.*                      9,800          115,542
  ICN Pharmaceuticals, Inc.#         2,300           77,050
  Johnson & Johnson                104,184        6,157,274
  Lilly (Eli) & Co.                  9,800          769,692
  Manor Care, Inc.*                  6,000          142,260
  McKesson Corporation              14,400          538,560
  Medicis Pharmaceutical
    Corporation Class A*#              500           32,295
  Merck & Co., Inc.                164,100        9,649,080
  Mylan Laboratories, Inc.           4,300          161,250
  Omnicare, Inc.                     4,100          102,008
  Pfizer, Inc.                      24,300          968,355
  Pharmacia Corporation             55,700        2,375,605
  Schering-Plough Corporation      191,500        6,857,615
  Sepracor, Inc.*#                     400           22,824
  St. Jude Medical, Inc.*              400           31,060
  Tenet Healthcare Corporation      52,800        3,100,416

                                  SHARES         VALUE
                                ----------   --------------
  Triad Hospitals, Inc.*#            3,100   $       90,985
  Trigon Healthcare, Inc.*#          2,000          138,900
  UnitedHealth Group, Inc.           4,000          283,080
  Universal Health Services,
    Inc. Class B*                    1,200           51,336
  Viasys Healthcare, Inc.*             534           10,792
  Wellpoint Health Networks,
    Inc.*                            3,000          350,550
  Zimmer Holdings, Inc.*             3,990          121,855
                                             --------------
                                                 57,586,268
                                             --------------
MATERIALS & PROCESSING -- 9.5%
  Air Products & Chemicals,
    Inc.                           140,500        6,590,855
  AK Steel Holding
    Corporation#                     5,500           62,590
  Alcoa, Inc.                      204,600        7,273,530
  Allegheny Technologies, Inc.       4,300           72,025
  Allied Waste Industries,
    Inc.*                            4,500           63,270
  American Standard Cos.,
    Inc.*                          111,300        7,593,999
  Ashland, Inc.                     23,600        1,087,488
  Avery Dennison Corporation         3,200          180,896
  Barrick Gold Corporation           4,240           67,628
  Bemis Co.*                         2,900          142,622
  Black & Decker Corporation*        3,600          135,828
  Boise Cascade Corporation*         2,800           95,228
  Bowater, Inc.                      3,000          143,100
  Cabot Corporation*                 3,600          128,520
  Catellus Development
    Corporation*#                    5,500          101,200
  Cooper Industries, Inc.*           5,100          178,092
  Danaher Corporation                  800           48,248
  Donnelley (R.R.) & Sons Co.*       6,300          187,047
  Dow Chemical Co.                 298,982       10,099,612
  Du Pont (Ei) de Nemours &
    Co.                             60,600        2,576,106
  Eastman Chemical Co.              96,800        3,777,136
  Eaton Corporation*                 2,400          178,584
  Ecolab, Inc.*                        600           24,150
  Engelhard Corporation*            41,700        1,154,256
  FMC Corporation*                   1,300           77,350
  Georgia-Pacific Corporation#     319,571        8,823,355
  Great Lakes Chemical
    Corporation#                     2,200           53,416
  Hercules, Inc.                     6,300           63,000
  Honeywell International,
    Inc.                            43,000        1,454,260
  Illinois Tool Works              117,400        7,950,328
  Ingram Micro, Inc. Class A*#       3,900           67,548
  International Flavors &
    Fragrances, Inc.                 4,600          136,666
  International Paper Co.#         323,300       13,045,155
  ITT Industries, Inc.               4,500          227,250
  Lafarge North America, Inc.#       1,800           67,626
  Lubrizol (The) Corporation         3,000          105,270
  Lyondell Chemical Co.#           267,500        3,833,275
  Martin Marietta Materials          2,800          130,480
  Masco Corporation                 26,700          654,150
  Mead Corporation                  22,700          701,203

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Minnesota Mining &
    Manufacturing Co.               15,300   $    1,808,613
  Monsanto Co.                       2,200           74,360
  Newmont Mining Corporation#        5,700          108,927
  Nucor Corporation                  4,500          238,320
  O.M. Group, Inc.#                  1,400           92,666
  Packaging Corporation of
    America*                         2,600           47,190
  Pactiv Corporation*                9,200          163,300
  Pentair, Inc.                      2,500           91,275
  Phelps Dodge Corporation          63,300        2,050,920
  Plum Creek Timber Co.*             6,662          188,868
  PPG Industries, Inc.               9,800          506,856
  Praxair, Inc.                      9,400          519,350
  Precision Castparts
    Corporation#                    36,500        1,031,125
  Rohm & Haas Co.                    9,000          311,670
  RPM, Inc.#                        33,800          488,748
  Sealed Air Corporation*#             300           12,246
  Sherwin-Williams Co.               7,600          209,000
  Sigma-Aldrich Corporation          4,400          173,404
  Smurfit-Stone Container
    Corporation*                     9,900          158,103
  Solutia, Inc.#                     3,300           46,266
  Sonoco Products Co.                5,500          146,190
  SPX Corporation*                   1,700          232,730
  St. Joe Co.                        1,600           44,400
  Stanley Works#                     4,700          218,879
  Teleflex, Inc.                     2,000           94,620
  Temple-Inland, Inc.                2,700          153,171
  Textron, Inc.                      7,000          290,220
  Tyco International, Ltd.         153,187        9,022,714
  United States Steel
    Corporation#                     5,100           92,361
  Valassis Communications,
    Inc.#                            3,100          110,422
  Valhi, Inc.#                         400            5,080
  Valspar Corporation#               2,900          114,840
  Vulcan Materials Co.               4,900          234,906
  Waste Management, Inc.           307,557        9,814,144
  Westvaco Corporation              37,600        1,069,720
  Weyerhaeuser Co.                  12,600          681,408
  Willamette Industries, Inc.        5,400          281,448
                                             --------------
                                                110,280,802
                                             --------------
PRODUCER DURABLES -- 6.2%
  Acterna Corporation*#              3,900           15,405
  ADC Telecommunications,
    Inc.*                           31,100          143,060
  Advanced Fibre
    Communications, Inc.*#           2,400           42,408
  Agilent Technologies, Inc.*       17,600          501,776
  American Power Conversion*         9,500          137,370
  American Tower Corporation
    Class A*#                        5,400           51,138
  Arrow Electronics, Inc.*#          5,800          173,420
  Avx Corporation#                   2,800           66,052
  Boeing Co.                       213,700        8,287,286

                                  SHARES         VALUE
                                ----------   --------------
  Capstone Turbine
    Corporation*#                    1,600   $        8,656
  Caterpillar, Inc.                 20,000        1,045,000
  Centex Corporation                 3,500          199,815
  Clayton Homes, Inc.#               5,700           97,470
  Conoco, Inc.                      36,500        1,032,950
  Corning, Inc.*#                   55,200          492,384
  Crane Co.                          3,000           76,920
  Crown Castle International
    Corporation*#                    6,100           65,148
  Cummins, Inc.*                     2,000           77,080
  Deere & Co.                       13,700          598,142
  Dover Corporation                 10,900          404,063
  DR Horton, Inc.*#                  3,300          107,118
  Emerson Electric Co.*            148,400        8,473,640
  Fluor Corporation                  4,600          172,040
  General Dynamics Corporation      11,800          939,752
  Global Power Equipment
    Group, Inc.*#                      200            3,010
  Goodrich Corporation#             21,900          582,978
  Harris Corporation                 3,100           94,581
  HON Industries, Inc.               3,400           94,010
  Hubbell, Inc.#                     2,800           82,264
  Ikon Office Solutions, Inc.#     895,600       10,469,564
  Imagistics International,
    Inc.*                            1,024           12,646
  Ingersoll-Rand Co.                 9,200          384,652
  Jacobs Engineering Group,
    Inc.*#                           1,100           72,600
  JDS Uniphase Corporation*         37,700          329,121
  Johnson Controls, Inc.             5,100          411,825
  Lennar Corporation#               24,900        1,165,818
  Lockheed Martin Corporation       21,100          984,737
  Molex, Inc.                        5,800          179,510
  Motorola, Inc.                   121,400        1,823,428
  Newport News Shipbuilding,
    Inc.                             1,400           99,750
  Northrop Grumman Corporation      42,100        4,244,101
  Pall Corporation                   6,200          149,172
  Parker Hannifin Corporation        6,800          312,188
  Pitney Bowes, Inc.                32,200        1,211,042
  Pulte Homes, Inc.#                 9,200          410,964
  Raytheon Co.*                    277,700        9,016,919
  Republic Services, Inc.*           9,900          197,703
  Rockwell Collins                   7,300          142,350
  Rockwell International
    Corporation                      9,000          160,740
  Sanmia-SCI Corporation*            5,576          110,962
  Snap-On, Inc.#                     3,400          114,444
  Solectron Corporation            227,500        2,566,200
  Steelcase, Inc.#                   4,300           63,296
  Sycamore Networks, Inc.#           4,400           23,584
  Tektronix, Inc.*                   5,100          131,478
  TeleCorp PCS, Inc. Class A*#       2,052           25,588
  Thermo Electron Corporation*      10,500          250,530
  United Technologies              180,150       11,643,096
  Utstarcom, Inc.*#                  2,200           62,700

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Vishay Intertechnology, Inc.       6,900   $      134,550
  Williams Communications
    Group*                          26,578           62,458
  Xerox Corporation#                42,000          437,640
                                             --------------
                                                 71,470,292
                                             --------------
TECHNOLOGY -- 3.7%
  3Com Corporation*                 12,800           81,664
  Advanced Mirco Devices,
    Inc.*                           76,300        1,210,118
  Agere Systems, Inc. Class A*       6,700           38,123
  Amkor Technology, Inc.*#           1,800           28,854
  Apple Computer, Inc.*             20,500          448,950
  Ariba, Inc.*                       6,900           42,504
  At Home Corporation*               6,900               40
  Atmel Corporation*                11,700           92,664
  Autodesk, Inc.                     2,700          100,629
  Avnet, Inc.*                       6,800          173,196
  BMC Software, Inc.*                4,700           76,939
  Ceridian Corporation*              7,400          138,750
  Cerner Corporation*#                 200            9,986
  Cirrus Logic, Inc.*                  700            9,254
  CMGI, Inc.*#                      15,000           24,450
  Cnet Networks, Inc.*#              3,600           32,292
  Compaq Computer Corporation       99,100          967,216
  Computer Associates
    International, Inc.            114,700        3,956,003
  Computer Science
    Corporation*                     9,400          460,412
  Compuware Corporation*             9,200          108,468
  Conexant Systems, Inc.*#           8,300          119,188
  Cypress Semiconductor
    Corporation*                     2,600           51,818
  Diebold, Inc.                      4,100          165,804
  Doubleclick, Inc.*#                  400            4,536
  Dst Systems, Inc.*                   300           14,955
  Earthlink, Inc.*#                  2,300           27,991
  Electronic Data Systems
    Corporation                     41,900        2,872,245
  Enterasys Networks, Inc.*          7,800           69,030
  Gateway, Inc.*                     9,800           78,792
  Hewlett-Packard Co.              381,100        7,827,794
  IBM Corporation                   72,000        8,709,120
  Inrange Technologies
    Corporation Class B*#              200            2,470
  Integrated Device
    Technology, Inc.*                  300            7,977
  Intel Corporation                152,700        4,802,415
  Intuit, Inc.*                      3,100          132,556
  Kemet Corporation*#                5,000           88,750
  LSI Logic Corporation*            12,700          200,406
  Lucent Technologies, Inc.#       215,200        1,353,608
  Maxtor Corporation*#               8,200           51,988
  Micron Technology, Inc.*          16,300          505,300
  National Semiconductor
    Corporation*                     6,700          206,293
  NCR Corporation*                   4,600          169,556
  Oni Systems Corporation*#          2,100           13,167
  Openwave Systems, Inc.*#           5,400           52,866

                                  SHARES         VALUE
                                ----------   --------------
  Palm, Inc.*                        9,900   $       38,412
  Quantum Corporation-DLT &
    Storage*#                        9,300           91,605
  Reynolds and Reynolds Co.         15,900          385,575
  Riverstone Networks, Inc.#         2,397           39,790
  RSA Security, Inc.*                1,300           22,698
  Sandisk Corporation*#              1,700           24,480
  Seagate Technology, Inc.*          4,600                0
  Storage Technology
    Corporation*                    26,000          537,420
  Sybase, Inc.*                     16,400          258,464
  Tellium, Inc.*#                      200            1,246
  Texas Instruments, Inc.          199,150        5,576,200
  Tibco Software, Inc*#                400            5,972
  Unisys Corporation*               17,400          218,196
  Veritas Software
    Corporation*                         1               45
  Vignette Corporation*#             7,800           41,886
  Vitesse Semiconductor
    Corporation*                       700            8,722
                                             --------------
                                                 42,779,848
                                             --------------
UTILITIES -- 15.9%
  Adelphia Communications*#          4,900          152,782
  Allegheny Energy, Inc.            44,200        1,600,924
  Allegiance Telecom, Inc.*#         1,000            8,290
  Allete, Inc.#                      4,800          120,960
  Alliant Energy Corporation         4,600          139,656
  Alltel Corporation*               18,200        1,123,486
  Ameren Corporation*                8,000          338,400
  American Electric Power          170,500        7,421,865
  American Water Works Co.,
    Inc.                             4,500          187,875
  AT&T Corporation                 746,473       13,541,020
  BellSouth Corporation            109,500        4,177,425
  Black Hills Corporation#           1,400           47,376
  Broadwing, Inc.*                  12,600          119,700
  Cablevision Systems
    Corporation*                     5,100          241,995
  CenturyTel, Inc.                   8,200          268,960
  Charter Communications,
    Inc.*#                           6,500          106,795
  Cinergy Corporation                9,200          307,556
  Citizens Communications Co.#       8,600           91,676
  CMS Energy Corporation*            7,700          185,031
  Comcast Corporation Class A*     138,400        4,982,400
  Conectiv*                          5,100          124,899
  Consolidated Edison, Inc.         12,300          496,428
  Constellation Energy Group,
    Inc.                             9,500          252,225
  Dominion Resources, Inc.          15,319          920,672
  DPL, Inc.                          7,300          175,784
  DTE Energy Co.                     9,600          402,624
  Duke Energy Corporation           45,300        1,778,478
  Edison International              18,900          285,390
  Energy East Corporation#          41,500          788,085
  Entergy Corporation*             296,700       11,603,937
  Exelon Corporation#              182,587        8,742,266

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Firstenergy Corporation          360,412   $   12,607,212
  FPL Group, Inc.                   10,300          580,920
  General Motors Class H
    (Hughes Electronics
    Corporation)*                   21,100          325,995
  Great Plains Energy, Inc.#         3,600           90,720
  Idacorp, Inc.#                     2,200           89,320
  Infonet Services
    Corporation*                     2,600            6,370
  Level 3 Communications,
    Inc.*#                           9,500           47,500
  McLeodUSA, Inc.*#                 31,400           11,618
  MDU Resources Group, Inc.#         4,000          112,600
  Mediacom Communications
    Corporation*                     1,600           29,216
  Metromedia Fiber Network,
    Inc.*                           30,900           13,596
  Mirant Corporation *             247,908        3,971,486
  Nextel Partners, Inc. Class
    A*#                              1,600           19,200
  Niagara Mohawk Holdings,
    Inc.*                            8,700          154,251
  Nicor, Inc.                        2,600          108,264
  NiSource, Inc.                    12,000          276,720
  Northeast Utilities              231,600        4,083,108
  NRG Energy, Inc.*#                   500            7,750
  NSTAR#                             3,100          139,035
  Oklahoma Gas & Electric Co.#       4,500          103,860
  PanAmSat Corporation*#             1,200           26,256
  PG&E Corporation                  64,800        1,246,752
  Pinnacle West Capital
    Corporation                      4,900          205,065
  PNM Resources, Inc.               20,300          567,385
  Potomac Electric Power Co.#       44,200          997,594
  PPL Corporation                  245,700        8,562,645
  Progress Energy, Inc.*            21,100          810,540
  Public Service Enterprise
    Group, Inc.                     12,100          510,499
  Puget Energy, Inc.#                5,000          109,450
  Qwest Communications
    International, Inc.*            43,400          613,242
  Reliant Energy, Inc.             328,400        8,709,168

                                  SHARES         VALUE
                                ----------   --------------
  Reliant Resources, Inc.*         421,200   $    6,954,012
  SBC Communications, Inc.         695,400       27,238,818
  Scana Corporation#                12,900          359,007
  Schlumberger, Ltd.                75,700        4,159,715
  Sempra Energy, Inc.              114,200        2,803,610
  Southern Co.                      39,800        1,008,930
  Sprint Corporation               132,100        2,652,568
  Teco Energy, Inc.#                 8,100          212,544
  Telephone & Data Systems,
    Inc.#                            1,300          116,675
  TXU Corporation                   15,400          726,110
  US Cellular Corporation*#            600           27,150
  Utilicorp United, Inc.#            6,700          168,639
  Verizon Communications, Inc.     581,044       27,576,346
  Western Resources#                 4,100           70,520
  Wisconsin Energy Corporation      32,000          721,920
  WorldCom, Inc.-MCI Group*        247,980        3,487,722
  XCEL Energy, Inc.*                20,190          560,071
                                             --------------
                                                184,716,654
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,079,956,814)                       1,114,351,041
                                             --------------
SHORT-TERM INVESTMENTS -- 4.6%
SHORT-TERM INVESTMENTS
  AB Funds Trust -- Money
  Market Fund
  (Cost $53,469,685)            53,469,685       53,469,685
                                             --------------

                                 PAR
                              ----------
U.S. TREASURY OBLIGATIONS -- 0.3%
    U.S. Treasury Bills
      2.16%, 01/17/02++
      (Cost $3,401,739)       $3,405,000         3,402,263
                                            --------------
TOTAL INVESTMENTS -- 101.0%
  (Cost $1,136,828,238)                      1,171,222,989
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.0%)                       (11,768,952)
                                            --------------
NET ASSETS -- 100.0%                        $1,159,454,037
                                            ==============

                       See Notes to Financial Statements.

GROWTH EQUITY FUND

The environment for the equity markets remained both difficult and volatile during the reporting period. Concerns over the economy were many, including -- contracting GDP, severe pressure on corporate earnings, increasing unemployment, and declining consumer confidence -- all of which were augmented following the September 11 terrorist attack. In spite of this climate, the equity markets remained resilient and rebounded during the fourth quarter of the year reflecting some optimism for economic recovery in nearby future periods.

The Growth Equity Fund is comprised of domestic, large-cap growth oriented stocks. For the calendar year 2001, value stocks significantly outpaced growth stocks as the Russell 1000(R) Value Index returned -5.6%, while its growth counterpart, the Russell 1000(R) Growth Index, performed -20.4%. Although growth oriented stocks experienced hard times during August and September 2001, the Fund rebounded and generated a strong positive quarterly return for the fourth quarter. The fourth quarter provided an environment where the market rewarded sectors such as technology, consumer discretionary and producer durables. Domestic large-cap growth oriented equities rebounded very strongly during the fourth quarter as the Russell 1000(R) Growth Index gained 15.1%.

The reporting period ended with the Fund performing in a positive trend evidencing the potential early stages of an economic recovery.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                                                         RUSSELL 1000(R) GROWTH
                                            RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS              INDEX
                                            ----------------    -------------------    ------------    --------------------------
  Since Inception (8/27/01 -- 12/31/01)        (1.88%)**             (1.70%)**          (1.90%)**               (1.73)%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS            RUSSELL 1000(R) GROWTH INDEX*
                                                                      ----------------            -----------------------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  8505.96                            8534.69
Oct 2001                                                                  8945.38                            8982.42
Nov 2001                                                                  9836.78                            9845.36
Dec 2001                                                                  9811.67                            9826.85

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index is a large-cap index consisting of those Russell 1000(R) Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001                 SHARES         VALUE
-----------------               ----------   --------------
COMMON STOCK -- 95.0%
AUTO & TRANSPORTATION -- 1.1%
  Autozone, Inc.*                    1,400   $      100,520
  C.H. Robinson Worldwide,
    Inc.*                            2,600           75,179
  Expeditors International of
    Washington, Inc.*                1,900          108,205
  Harley-Davidson, Inc.             12,000          651,720
  Northwest Airlines
    Corporation*                       900           14,130
  Skywest, Inc.#                     1,500           38,175
  Southwest Airlines Co.           402,200        7,432,656
  U.S. Airways Group, Inc.*#           600            3,804
  United Parcel Service, Inc.
    Class B#                       117,100        6,381,950
                                             --------------
                                                 14,806,339
                                             --------------
CONSUMER DISCRETIONARY --12.2%
  Abercrombie & Fitch Co.
    Class A*#                        3,700           98,161
  ACXiom Corporation*                  600           10,482
  Amazon.com, Inc.*#                 7,500           81,150
  American Eagle Outfitters,
    Inc.*                            2,000           52,340
  AOL Time Warner, Inc.*           619,100       19,873,109
  Apollo Group, Inc. Class A*        3,450          155,285
  Automatic Data Processing,
    Inc.*                           24,500        1,443,050
  Barnes & Noble, Inc.*#               300            8,880
  Bed Bath & Beyond, Inc.*          11,500          389,850
  Best Buy Co., Inc.*                6,600          491,568
  Big Lots, Inc.*                      300            3,120
  BJ's Wholesale Club, Inc.*         2,900          127,890
  Block (H&R), Inc.#                 3,200          143,040
  Blockbuster, Inc. Class A*#          300            7,560
  Brinker International,
    Inc.*#                             800           23,808
  Cablevision Systems
    Corporation-Rainbow Media
    Group*#                            250            6,175
  Callaway Golf Co.#                 1,100           21,065
  Catalina Marketing
    Corporation*#                    1,400           48,580
  CDW Computer Centers, Inc.*#       1,700           91,307
  Cendant Corporation*              19,031          373,202
  Certegy, Inc.*                     2,550           87,261
  Choicepoint, Inc.*#                2,500          126,725
  Ciena Corporation*                13,000          186,030
  Clear Channel
    Communications, Inc.*            8,225          418,735
  Coach, Inc.*#                      1,700           66,266
  Colgate-Palmolive Co.            141,600        8,177,400
  Columbia Sportswear Co.*#            400           13,320
  Convergys Corporation*             6,800          254,932
  Costco Wholesale
    Corporation*                   120,500        5,347,790
  Cox Radio, Inc. Class A*#          1,500           38,220
  CSG Systems International,
    Inc.*                            1,900           76,855
  Darden Restaurants, Inc.             500           17,700
  Devry, Inc.*#                      2,300           65,435

                                  SHARES         VALUE
                                ----------   --------------
  Dollar General Corporation*       10,643   $      158,581
  Dollar Tree Stores, Inc.*#         3,850          119,004
  Dow Jones & Co., Inc.                900           49,257
  eBay, Inc.*#                       5,700          381,330
  Entravision Communications
    Corporation Class A*#              600            7,170
  Estee Lauder Co., Inc. Class
    A#                               3,500          112,210
  Expedia, Inc. Class A*               300           12,183
  Extreme Networks, Inc.*            4,000           51,600
  Exult, Inc*#                       3,200           51,360
  Family Dollar Stores, Inc.*        5,900          176,882
  Fastenal Co.                       1,200           79,716
  First Data Corporation            72,700        5,703,315
  Foot Locker, Inc.*                   300            4,695
  Gap, Inc.                         24,200          337,348
  Gemstar-TV Guide
    International, Inc.*             3,400           94,180
  Gillette Co.                     121,300        4,051,420
  Harte-Hanks, Inc.*                   100            2,817
  Hispanic Broadcasting
    Corporation*#                    2,100           53,550
  Home Depot (The), Inc.           748,750       38,193,737
  Homestore.com, Inc.*#              2,900           10,440
  Hotel Reservations Network,
    Inc. Class A*#                     300           13,800
  i2 Technologies, Inc.*            11,100           87,690
  International Speedway
    Corporation Class A#               300           11,730
  Interpublic Group Cos., Inc.      13,428          396,663
  Intimate Brands, Inc.#             3,100           46,066
  Iron Mountain, Inc.*#                900           39,420
  Jones Apparel Group, Inc.*         3,200          106,144
  Kimberly-Clark Corporation        48,300        2,888,340
  Knight Ridder, Inc.                1,400           90,902
  Kohl's Corporation*               79,300        5,585,892
  Krispy Kreme Doughnuts,
    Inc.*#                           1,600           70,720
  Lowe's Cos., Inc.                249,700       11,588,577
  Macrovision Corporation*#          1,600           56,352
  Marriott International, Inc.
    Class A                          1,200           48,780
  Maytag Corporation                 2,000           62,060
  McGraw Hill Co., Inc.              2,800          170,744
  Metro-Goldwyn-Mayer, Inc.*           600           13,140
  Networks Associates, Inc.*#        3,200           82,720
  Nike, Inc. Class B               100,200        5,635,248
  Omnicom Group, Inc.                7,400          661,190
  Outback Steakhouse, Inc.*            400           13,700
  Polycom, Inc.*#                    3,200          110,080
  Preview Travel*#                     400           11,484
  Primedia, Inc.*#                   8,900           38,715
  Procter & Gamble Co.              70,000        5,539,100
  Quanta Services, Inc.*#              400            6,172
  Quintiles Transnational
    Corporation*                     2,100           33,768

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Radioshack Corporation             7,100   $      213,710
  Reader's Digest Association
    (The), Inc. Class A                300            6,924
  Robert Half International,
    Inc.*                            6,100          162,870
  Sabre Group Holdings               5,300          224,455
  SEI Corporation#                   2,800          126,308
  Staples, Inc.*                    14,000          261,800
  Starbucks Corporation*#           15,100          287,655
  Talbots, Inc.*                     1,000           36,250
  Target Corporation                79,800        3,275,790
  Tech Data Corporation*               400           17,312
  Ticketmaster Class B*#               400            6,556
  Tiffany & Co.                      5,800          182,526
  Timberland Co. Class A*#             800           29,664
  TJX Companies, Inc.               10,900          434,474
  TMP Worldwide, Inc.*#              3,200          137,280
  Total System Services, Inc.#       1,500           31,770
  United Rentals, Inc.*#               300            6,810
  University of Phoenix
    Online*#                           300            9,777
  Univision Communications,
    Inc. Class A*#                   6,700          271,082
  USA Networks, Inc.*                2,500           68,275
  Viad Corporation                     500           11,840
  Wal-Mart Stores, Inc.            661,700       38,080,834
  WebMD Corporation*                 4,000           28,240
  Williams-Sonoma, Inc.*#            1,800           77,220
  Yahoo!, Inc.#                     13,344          236,723
                                             --------------
                                                165,612,428
                                             --------------
CONSUMER STAPLES -- 3.5%
  Campbell Soup Co.#                 3,900          116,493
  Coca-Cola Co.                    206,900        9,755,335
  Coca-Cola Enterprises, Inc.        2,200           41,668
  CVS Corporation                   13,700          405,520
  Heinz (The) Co.                    5,200          213,824
  Hershey Foods Corporation            600           40,620
  Kellogg Co.                        3,900          117,390
  Kraft Foods, Inc. Class A*       100,000        3,403,000
  Kroger Co.*                       31,900          665,753
  McCormick & Co., Inc.                800           33,576
  Pepsi Bottling Group, Inc.         6,200          145,700
  Pepsico, Inc.                    316,880       15,428,887
  Rite Aid Corporation*              9,200           46,552
  Safeway, Inc.*                   118,900        4,964,075
  Sara Lee Corporation              13,300          295,659
  Sonus Networks, Inc.*              6,100           28,182
  Sysco Corporation                244,300        6,405,546
  Tootsie Roll Industries,
    Inc.*#                             600           23,448
  Walgreen Co.                     165,600        5,574,096
  Whole Foods Market, Inc.*#         1,900           82,764
  Winn-Dixie Stores, Inc.#             300            4,275
  Wrigley (WM.) JR Co.               2,600          133,562
                                             --------------
                                                 47,925,925
                                             --------------

                                  SHARES         VALUE
                                ----------   --------------
ENERGY -- 1.2%
  Anadarko Petroleum
    Corporation*                     9,900   $      562,815
  Apache Corporation                 1,430           71,328
  Aquila, Inc.*                        200            3,420
  Arch Coal, Inc.#                     600           13,620
  Baker Hughes, Inc.                13,300          485,051
  BJ Services Co.*                   6,500          210,925
  Burlington Resources, Inc.*        3,300          123,882
  Consol Energy Inc.                   800           19,872
  Cooper Cameron Corporation*        2,000           80,720
  Corvis Corporation*               10,200           32,946
  Diamond Offshore Drilling,
    Inc.#                            1,400           42,560
  Dynegy, Inc. Class A               8,852          225,726
  El Paso Corporation*               4,700          209,667
  Enron Corporation                 13,000            7,800
  Ensco International, Inc.          4,200          104,370
  Eog Resources, Inc.#               3,000          117,330
  Exxon Mobil Corporation          300,000       11,790,001
  Forest Oil Corporation*              600           16,926
  Grant Prideco, Inc.*                 600            6,900
  Halliburton Co.                   17,100          224,010
  Hanover Compressor Co.*#           3,100           78,306
  Kerr-McGee Corporation               300           16,440
  Kinder Morgan, Inc.#               1,000           55,690
  Mitchell Energy &
    Development Corporation
    Class A                            900           47,970
  Murphy Oil Corporation             1,200          100,848
  Nabors Industries, Inc.*#          5,000          171,650
  National-Oilwell, Inc.*#           3,200           65,952
  Newfield Exploration Co.*#         1,400           49,714
  Noble Drilling Corporation*        4,500          153,180
  Ocean Energy, Inc.                 4,000           76,800
  Patterson-UTI Energy, Inc.*        2,700           62,937
  Peabody Energy Corporation*#         400           11,276
  Pogo Producing Co.#                  700           18,389
  Pride International, Inc.*#        3,000           45,300
  Rowan Cos, Inc.*                   3,000           58,110
  Smith International, Inc.*#        2,000          107,240
  Tidewater, Inc.                    1,100           37,290
  Varco International, Inc.*#        2,100           31,458
  Weatherford International,
    Inc.*                            3,100          115,506
  Williams Cos., Inc.                1,920           48,998
  XTO Energy, Inc.#                  4,700           82,250
                                             --------------
                                                 15,785,173
                                             --------------
FINANCIAL SERVICES -- 14.6%
  AFLAC, Inc.                       10,000          245,600
  Allied Capital Corporation         1,800           46,800
  American Express Co.               4,100          146,329
  American International
    Group, Inc.                    533,200       42,336,079
  AmeriCredit Corporation*           3,000           94,650
  Ameritrade Holding
    Corporation Class A*#            4,400           26,048
  Archstone-Smith Trust REIT         1,700           44,710

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Arthur J. Gallagher & Co.          3,400   $      117,266
  Bank of New York Co., Inc.#       61,400        2,505,120
  BB&T Corporation*                  1,200           43,332
  Capital One Financial
    Corporation                     73,500        3,965,325
  Citigroup, Inc.                  131,100        6,617,928
  Commerce Bancorp, Inc.*              600           23,604
  Concord EFS, Inc.*               227,000        7,441,060
  E*trade Group, Inc.*#              5,200           53,300
  Eaton Vance Corporation#           2,300           81,765
  Equifax, Inc.*                     5,800          140,070
  Fannie Mae                       205,700       16,353,150
  Federated Investors, Inc.
    Class B                          3,150          100,422
  Fifth Third Bancorporation*       15,350          945,253
  Freddie Mac                      187,600       12,269,040
  Goldman Sachs Group, Inc.         67,200        6,232,800
  Household International,
    Inc.                             5,600          324,464
  Instinet Group, Inc.*#               500            5,025
  Investment Technology Group*       1,950           76,187
  Investors Financial Services
    Corporation                      1,300           86,073
  John Nuveen Co. Class A#             150            8,022
  Knight Trading Group, Inc.*        2,200           24,244
  KPMG Consulting, Inc.*             2,800           46,396
  Labranche & Co., Inc.*#            1,700           58,582
  Lehman Brothers Holdings,
    Inc.                            47,100        3,146,280
  Marsh & McLennan Cos., Inc.       30,800        3,309,460
  MBNA Corporation                  28,400          999,680
  Metris Cos., Inc.#                 1,300           33,423
  Moody's Corporation                5,400          215,244
  Morgan Stanley Dean Witter &
    Co.                              2,400          134,256
  Neuberger Berman, Inc.             1,300           57,070
  Northern Trust Corporation         4,100          246,902
  Paychex, Inc.                    348,225       12,201,804
  Progressive Corporation
    (The)#                         256,100       38,235,730
  Providian Financial
    Corporation#                    11,300           40,115
  Radian Group, Inc.               143,300        6,154,735
  Schwab, (Charles)
    Corporation                    686,776       10,624,425
  State Street Corporation           5,800          303,050
  Stilwell Financial, Inc.*        520,500       14,168,010
  Synovus Financial
    Corporation                      7,600          190,380
  USA Education, Inc.               62,500        5,251,250
  Waddell & Reed Financial,
    Inc. Class A#                    2,800           90,160
  Wells Fargo & Co.                 50,000        2,172,500
                                             --------------
                                                198,033,118
                                             --------------
HEALTHCARE -- 24.2%
  Abbott Laboratories              137,100        7,643,325
  Abgenix, Inc.*#                    3,100          104,284
  AdvancePCS*#                       3,700          108,595
  Affymetrix, Inc.*                  1,500           56,625
  Alkermes, Inc.*#                   2,600           68,536
  Allergan, Inc.                    76,800        5,763,840

                                  SHARES         VALUE
                                ----------   --------------
  American Home Products
    Corporation                    390,900   $   23,985,624
  Amerisourcebergen
    Corporation                      2,455          156,015
  Amgen, Inc.*                     647,000       36,516,680
  Andrx Corp-Andrx Group*#           2,300          161,943
  Apogent Technologies, Inc.*#       1,500           38,700
  Aviron*                            1,000           49,730
  Barr Laboratories, Inc.*#          1,000           79,360
  Baxter International, Inc.       176,025        9,440,221
  Beckman Coulter, Inc.              1,700           75,310
  Biogen, Inc.*                    280,200       16,069,470
  Biomet, Inc.                      10,700          330,630
  Boston Scientific
    Corporation*                     2,100           50,652
  Bristol-Myers Squibb Co.         293,700       14,978,700
  Cardinal Health, Inc.             17,900        1,157,414
  Caremark RX, Inc.*#                9,000          146,790
  Celgene Corporation*               3,000           95,760
  Cephalon, Inc.*#                   1,600          120,936
  Chiron Corporation*                3,500          153,440
  Community Health Systems,
    Inc.*#                           1,800           45,900
  Cor Therapeutics*#                 2,100           50,253
  Curagen Corporation*#              1,600           35,792
  Cytyc Corporation*#                4,600          120,060
  DaVita, Inc.*#                     2,400           58,680
  Dentsply International, Inc.       1,200           60,240
  Elan Corp. PLC ADR*#              92,200        4,154,532
  Enzon, Inc.*#                      1,700           95,676
  Express Scripts, Inc.*#            3,100          144,956
  First Health Group
    Corporation*#                    3,500           86,590
  Forest Laboratories, Inc.*       103,300        8,465,435
  Genentech, Inc.*                 366,400       19,877,200
  Genzyme Corporation*               7,900          472,894
  Gilead Sciences, Inc.*#            3,800          249,736
  GlaxoSmithKline PLC ADR#         150,000        7,473,000
  Guidant Corporation*              12,100          602,580
  HCA, Inc.                          2,900          111,766
  Health Management
    Associates, Inc. Class A*        4,300           79,120
  Henry Schein, Inc.*                  200            7,406
  Human Genome Sciences,
    Inc.*#                          45,100        1,520,772
  ICN Pharmaceuticals, Inc.#         1,700           56,950
  Icos Corporation*#                 2,000          114,880
  Idec Pharmaceutical
    Corporation*#                   73,900        5,093,927
  ImClone Systems, Inc.*#            1,964           91,247
  Immunex Corporation*              12,700          351,917
  IMS Health, Inc.                 136,700        2,667,017
  Inhale Therape*                    1,700           31,535
  Invitrogen Corporation*#           2,100          130,053
  IVAX Corporation*#                 6,150          123,861
  Johnson & Johnson                419,192       24,774,247
  King Pharmaceuticals, Inc.*        7,466          314,542

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Laboratory Corporation of
    America*                         1,900   $      153,615
  Lilly (Eli) & Co.                208,100       16,344,174
  Lincare Holdings, Inc.*#           3,700          106,005
  McKesson Corporation               1,559           58,307
  Medarex, Inc.*                     2,900           52,084
  Medicis Pharmaceutical
    Corporation Class A*#              900           58,131
  MedImmune, Inc.*#                 68,500        3,174,975
  Medtronic, Inc.                   48,046        2,460,436
  Merck & Co., Inc.                200,900       11,812,920
  Millennium Pharmeceuticals,
    Inc.*#                          83,800        2,053,938
  Mylan Laboratories, Inc.           2,000           75,000
  Myriad Genetics, Inc.*#              900           47,376
  Oakley, Inc.*#                     1,000           16,260
  Omnicare, Inc.                       500           12,440
  Oncogene Science, Inc.*#           1,400           64,036
  Orthodontic Centers of
    America, Inc.*#                  1,500           45,750
  Oxford Health Plans, Inc.*         3,700          111,518
  Patterson Dental Co.*              2,000           81,860
  Pfizer, Inc.                   1,655,850       65,985,623
  Pharmaceutical Product
    Development, Inc.*#              1,500           48,465
  Pharmacia Corporation            281,200       11,993,180
  Priority Healthcare
    Corporation Class B*#              800           28,152
  Protein Design Labs, Inc.*         3,500          115,255
  Quest Diagnostic
    Incorporated*#                  69,100        4,955,161
  Resmed, Inc.*#                     1,300           70,096
  Schering-Plough Corporation      298,200       10,678,542
  Sepracor, Inc.*#                   2,800          159,768
  Sicor, Inc.*                       2,000           31,360
  St. Jude Medical, Inc.*            3,200          248,480
  Stryker Corporation                5,400          315,198
  Tenet Healthcare Corporation         900           52,848
  Triad Hospitals, Inc.*               700           20,545
  Trigon Healthcare, Inc.*             100            6,945
  UnitedHealth Group, Inc.           9,700          686,469
  Universal Health Services,
    Inc. Class B*                    1,000           42,780
  Varian Medical Systems,
    Inc.*#                           1,300           92,638
  Vertex Pharmaceuticals I*#         2,900           71,311
  Viasys Healthcare, Inc.*             700           14,147
  Watson Pharmaceuticals,
    Inc.*                            4,200          131,838
  Wellpoint Health Networks,
    Inc.*                              500           58,425
  West Corporation#                    700           17,458
  Zimmer Holdings, Inc.*             4,950          151,173
                                             --------------
                                                327,520,026
                                             --------------
MATERIALS & PROCESSING -- 6.8%
  Adobe Systems, Inc.                9,400          291,870
  Alcoa, Inc.                        3,100          110,205
  Allied Waste Industries,
    Inc.*                            2,300           32,338

                                  SHARES         VALUE
                                ----------   --------------
  American Standard Cos.,
    Inc.*                            2,200   $      150,106
  Avery Dennison Corporation         1,700           96,101
  Barrick Gold Corporation           2,756           43,958
  Black & Decker Corporation*          700           26,411
  Cabot Microelectronics*#           1,000           79,250
  Catellus Development
    Corporation*#                      200            3,680
  Cintas Corporation                 4,600          222,594
  Danaher Corporation                3,200          192,992
  Eaton Corporation*                 1,100           81,851
  Ecolab, Inc.*                      4,700          189,175
  Freeport-McMoran Copper &
    Gold, Inc. Class B*#             3,200           42,848
  General Electric Co.           1,563,400       62,661,072
  Honeywell International,
    Inc.                             3,000          101,460
  Ingram Micro, Inc. Class A*          200            3,464
  Minnesota Mining &
    Manufacturing Co.                5,200          614,692
  Newmont Mining Corporation#        3,900           74,529
  Packaging Corporation of
    America*                           300            5,445
  Plum Creek Timber Co.*             1,955           55,424
  Sealed Air Corporation*#           3,100          126,542
  Shaw Group, Inc.*#                 1,600           37,600
  Solutia, Inc.#                     1,900           26,638
  SPX Corporation*                  18,550        2,539,495
  Tyco International, Ltd.         413,600       24,361,040
  Vulcan Materials Co.                 400           19,176
  Willamette Industries, Inc.          300           15,636
                                             --------------
                                                 92,205,592
                                             --------------
PRODUCER DURABLES -- 3.4%
  Acterna Corporation*#              4,900           19,355
  ADC Telecommunications,
    Inc.*                           10,000           46,000
  Advanced Fibre
    Communications, Inc.*#           1,600           28,272
  Agilent Technologies, Inc.*        6,323          180,269
  American Tower Corporation
    Class A*#                        3,100           29,357
  Applied Biosystes Group-
    Applera Corporation*             8,400          329,868
  Avx Corporation                      200            4,718
  Boeing Co.                        15,500          601,090
  Capstone Turbine
    Corporation*#                    1,500            8,115
  Comverse Technology, Inc.*         7,400          165,538
  Corning, Inc.*                    16,200          144,504
  Crown Castle International
    Corporation*#                    3,400           36,312
  Dover Corporation                    600           22,242
  Finisar Corporation*#              4,900           49,833
  General Dynamics Corporation     110,000        8,760,400
  Gentex Corp.*                      3,000           80,190
  Global Power Equipment
    Group, Inc.*#                      200            3,010
  Harris Corporation                   500           15,255

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Herman Miller, Inc.                3,000   $       70,980
  Imagistics International,
    Inc.*                               88            1,087
  Jabil Circuit*                     6,100          138,592
  Jacobs Engineering Group,
    Inc.*                              100            6,600
  JDS Uniphase Corporation*        454,680        3,969,356
  L-3 Communications Holdings,
    Inc.*                              900           81,000
  Mettler-Toledo
    International, Inc.*#            1,200           62,220
  Millipore Corporation              1,900          115,330
  Molex, Inc.                        1,550           47,973
  Motorola, Inc.                     5,721           85,929
  Newport News Shipbuilding,
    Inc.                               400           28,500
  Nokia Corporation ADR            150,000        3,679,500
  Pall Corporation                     300            7,218
  PerkinElmer, Inc.#                 4,600          161,092
  Pitney Bowes, Inc.                 1,000           37,610
  Power-One, Inc.*                   2,300           23,943
  QUALCOMM, Inc.*                  407,700       20,588,850
  RF Micro Devices, Inc.*#           5,300          101,919
  Rockwell Collins                   1,200           23,400
  Sanmia-SCI Corporation*           16,508          328,509
  Scientific-Atlanta, Inc.           6,200          148,428
  Solectron Corporation             20,400          230,112
  Sycamore Networks, Inc.#           2,500           13,400
  Symbol Technologies, Inc.          9,100          144,508
  Tekelec*#                          1,800           32,598
  TeleCorp PCS, Inc. Class A*#         928           11,572
  United Technologies               36,500        2,358,995
  Vishay Intertechnology, Inc.         800           15,600
  Waters Corporation#               75,200        2,914,000
                                             --------------
                                                 45,953,149
                                             --------------
TECHNOLOGY -- 25.4%
  3Com Corporation*                  5,000           31,900
  Advanced Mirco Devices,
    Inc.*                            9,700          153,842
  Advent Software, Inc.*#            1,200           59,940
  Affiliated Computer
    Services, Inc. Class A*#         1,800          191,034
  Agere Systems, Inc. Class A*      19,200          109,248
  Altera Corporation*               14,400          305,568
  Amkor Technology, Inc.*#           3,900           62,517
  Amphenol Corporation Class
    A*#                              1,700           81,685
  Analog Devices, Inc.*             13,700          608,143
  Applied Materials, Inc.*         614,925       24,658,493
  Applied Micro Circuits
    Corporation*                    11,200          126,784
  Ariba, Inc.*#                      3,900           24,024
  Atmel Corporation*                 8,100           64,152
  Autodesk, Inc.                       300           11,181
  Axcelis Technologies, Inc.*        3,900           50,271
  BEA Systems, Inc.*                12,100          186,461
  BISYS Group, Inc.#                 2,200          140,778
  BMC Software, Inc.*                6,000           98,220
  Broadcom Corporation Class
    A*                               7,600          311,448

                                  SHARES         VALUE
                                ----------   --------------
  BroadVision, Inc.*#                8,600   $       23,564
  Brocade Communications
    Systems, Inc.*                   8,600          284,832
  Cadence Design Systems,
    Inc.*                            9,700          212,624
  Cerner Corporation*#                 900           44,937
  Check Point Software
    Technologies, Ltd.*#            50,000        1,994,500
  Checkfree Corporation*             2,400           43,200
  Cirrus Logic, Inc.*#               2,000           26,440
  Cisco Systems, Inc.*           1,473,600       26,686,896
  Citrix Systems, Inc.*              7,500          169,950
  Cnet Networks, Inc.*#              2,000           17,940
  Compuware Corporation*             6,900           81,351
  Conexant Systems, Inc.*            4,300           61,748
  Cree Resh, Inc.*#                  2,900           85,434
  Cybear Group                          70               23
  Cypress Semiconductor
    Corporation*                     2,700           53,811
  Dell Computer Corporation*       897,800       24,402,204
  Doubleclick, Inc.*#                4,300           48,762
  Dst Systems, Inc.*                 2,500          124,625
  Earthline, Inc.*                   1,315           16,004
  Electronic Arts, Inc.*             5,000          299,750
  Electronic Data Systems
    Corporation                     42,000        2,879,100
  EMC Corporation*                 163,000        2,190,720
  Emulex Corporation*#               3,200          126,432
  Enterasys Networks, Inc.*          2,500           22,125
  Fairchild Semicoductor
    International, Inc. Class
    A*#                              4,000          112,800
  Fiserv, Inc.*                      7,425          314,226
  Foundry Networks, Inc.*#           3,400           27,710
  Gateway, Inc.*#                      400            3,216
  Henry (Jack) & Associates,
    Inc.*#                           2,600           56,784
  IBM Corporation                  112,200       13,571,712
  Informatica Corporation*#          2,600           37,726
  Inrange Technologies
    Corporation Class B*               200            2,470
  Integrated Device
    Technology, Inc.*                3,900          103,701
  Intel Corporation#             1,383,440       43,509,187
  International Rectifier
    Corporation*#                    2,500           87,200
  Internet Security Systems,
    Inc.*#                           1,500           48,090
  Intersil Corporation Class
    A*                               4,100          132,225
  Interwoven, Inc.*                  3,500           34,090
  Intuit, Inc.*                      4,800          205,248
  Juniper Networks, Inc.*#         157,000        2,975,150
  KLA-Tencor Corporation*            7,400          366,744
  Lam Research Corporation*          5,000          116,100
  Lattice Semiconductor
    Corporation*                     3,600           74,052
  Lexmark International Group,
    Inc.*                            5,200          306,800

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Linear Technology
    Corporation                     12,600   $      491,904
  LSI Logic Corporation*             5,000           78,900
  Manugistics Group, Inc.*#          2,000           42,160
  Maxim Integrated Products,
    Inc.*                          460,759       24,194,458
  Maxtor Corporation*                1,800           11,412
  McData Corporation Class A*          795           19,478
  Mentor Graphics
    Corporation*#                    2,600           61,282
  Mercury Interactive
    Corporation*                   187,400        6,367,852
  Micrel, Inc.*                      2,600           68,198
  Microchip Technology, Inc.*        5,275          204,354
  Micromuse, Inc.*#                  2,900           43,500
  Micron Technology, Inc.*          10,400          322,400
  Microsoft Corporation*         1,033,900       68,516,552
  National Instruments
    Corporation*#                    1,100           41,206
  National Semiconductor
    Corporation*                     2,400           73,896
  NCR Corporation*                     500           18,430
  Network Appliance, Inc.*#        481,600       10,532,592
  Novellus Systems, Inc.*            5,400          213,030
  Nvidia Corporation*                4,100          274,290
  Oni Systems Corporation*#          2,600           16,302
  Openwave Systems, Inc.*#           3,121           30,555
  Oracle Corporation*              415,300        5,735,293
  Palm, Inc.*                       15,705           60,935
  Parametric Technology
    Corporation*                    10,400           81,224
  PeopleSoft, Inc.*                 10,400          418,080
  Peregrine Systems, Inc.*#          6,700           99,361
  Pixar, Inc.*#                    164,600        5,919,016
  PMC-Sierra, Inc.*#                 6,600          140,316
  Qlogic Corporation*#               3,700          164,687
  Quest Software, Inc.*#             1,300           28,743
  Rational Software
    Corporation*                     7,700          150,150
  RealNetworks, Inc.*#               3,500           20,790
  Redback Networks, Inc.*#           5,200           20,540
  Retek, Inc.*                       1,900           56,753
  Riverstone Networks, Inc.#         2,882           47,841
  RSA Security, Inc.*#               1,250           21,825
  Sandisk Corporation*#              1,500           21,600
  Seagate Technology, Inc.*+         5,600                0
  Semtech Corporation*               2,500           89,225
  Siebel Systems, Inc.             693,940       19,416,441
  Storage Networks, Inc.*            2,300           14,214
  Storage Technology
    Corporation*                     1,700           35,139
  Sun Microsystems, Inc.           308,800        3,810,592
  Sungard Data Systems, Inc.        11,100          321,123
  Sybase, Inc.*                      3,400           53,584
  Symantec Corp.#                    2,800          185,724
  Synopsys, Inc.*#                   2,400          141,768
  Taiwan Semiconductor
    Manufacturing Co., Ltd.
    ADR*#                          754,260       12,950,644

                                  SHARES         VALUE
                                ----------   --------------
  Tellium, Inc.*#                      200   $        1,246
  Teradyne, Inc.*#                   7,200          217,008
  Texas Instruments, Inc.          439,100       12,294,800
  Tibco Software, Inc*#              2,100           31,353
  Transmeta Corporation*             3,800            8,702
  Unisys Corporation*                  700            8,778
  VeriSign, Inc.*#                   8,290          315,352
  Veritas Software
    Corporation*#                  168,925        7,571,219
  Vignette Corporation*#             4,400           23,628
  Vitesse Semiconductor
    Corporation*                     7,000           87,220
  Wind River Systems, Inc.*#         2,500           44,775
  Xilinx, Inc.*                    330,700       12,913,835
                                             --------------
                                                344,404,167
                                             --------------
UTILITIES -- 2.6%
  AES Corporation*                  17,000          277,950
  Allegiance Telecom, Inc.*#         2,650           21,969
  AT&T Wireless Services, Inc.      84,100        1,208,517
  Avaya, Inc.*                      11,383          138,303
  Black Hills Corporation#             100            3,384
  Calpine Corporation*              12,100          203,159
  Citizens Communications Co.        5,400           57,564
  Comcast Corporation Class A*     215,300        7,750,800
  EchoStar Communications
    Corporation Class A*             8,500          233,495
  General Motors Class H
    (Hughes Electronics
    Corporation)*                   20,400          315,180
  Level 3 Communications,
    Inc.*#                           5,500           27,500
  Mediacom Communications
    Corporation*#                      200            3,652
  Mirant Corporation*                8,700          139,374
  Nextel Communications, Inc.
    Class A*#                      121,400        1,330,544
  Nextel Partners, Inc. Class
    A*#                                700            8,400
  NRG Energy, Inc.*                  1,700           26,350
  Orion Power Holdings, Inc*#        1,200           31,320
  PanAmSat Corporation*#               300            6,564
  Plug Power, Inc.*#                   500            4,370
  Qwest Communications
    International, Inc.*           114,057        1,611,625
  SBC Communications, Inc.         179,600        7,034,932
  Sprint Corporation (PCS
    Group)*#                       318,400        7,772,145
  Telephone & Data Systems,
    Inc.                             1,100           98,725
  Tellabs, Inc.*                    16,300          244,989
  Time Warner Telecom, Inc.
    Class A*#                        2,300           40,687
  Triton PCS Holdings, Inc.
    Class A*#                        1,400           41,090
  US Cellular Corporation*#            200            9,050
  Vodafone Airtouch PLC ADR#       100,000        2,568,000
  Western Wireless Corporation
    Class A*#                        2,400           67,800

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  WorldCom, Inc.-MCI Group*#         2,759   $       35,039
  WorldCom, Inc.-WorldCom
    Group*                         250,000        3,520,000
                                             --------------
                                                 34,832,477
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,312,357,319)                       1,287,078,394
                                             --------------
WARRANTS -- 0.0%
TECHNOLOGY
  Orbital Science Warrants,
    Strike Price $4.82,
    08/31/04 (Cost $0)                 328              279
                                             --------------
SHORT-TERM INVESTMENTS -- 6.6%
SHORT-TERM INVESTMENTS
  AB Funds Trust -- Money
    Market Fund (Cost
    $89,244,599)                89,244,599       89,244,599
                                             --------------

                                 PAR            VALUE
                              ----------    --------------
U.S. TREASURY OBLIGATIONS -- 0.6%
  U.S. Treasury Bills
    2.16%, 01/17/02++++
  (Cost $8,177,161)           $8,185,000         8,178,420
                                            --------------
TOTAL INVESTMENTS -- 102.2%
  (Cost $1,409,779,079)                      1,384,501,692
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (2.2%)                       (29,862,683)
                                            --------------
NET ASSETS -- 100.0%                        $1,354,639,009
                                            ==============

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND

The environment for the equity markets remained both difficult and volatile during the reporting period. Concerns over the economy were many including -- contracting GDP, severe pressure on corporate earnings, increasing unemployment, and declining consumer confidence -- all of which were augmented following the September 11 terrorist attack. In spite of this climate, the equity markets remained resilient and rebounded during the fourth quarter of the year reflecting some optimism for economic recovery in nearby future periods.

The Small Cap Equity Fund is comprised of domestic, small-cap core equity stocks with both value and growth style orientations. Small cap stocks significantly outpaced large cap stocks during the calendar year 2001 as the Russell 2000(R) Index returned 2.5%, while its large cap counterpart, the Russell 1000(R) Index, generated a return of -12.5%. Small cap value oriented stocks, as measured by the Russell 2000(R) Value Index, were the top-performing segment of the equity market during 2001, generating an annual return of 14.0%. Although small cap market oriented stocks experienced difficult times during August and September 2001, the Fund rebounded and generated very strong performance during the fourth quarter. The fourth quarter provided a very conducive environment for small cap stocks, which tend to perform well in the early stages of an economic recovery. Led by the technology sector, the Russell 2000(R) Index gained 21.1% for the fourth quarter.

The reporting period ended with the Fund performing in a positive trend evidencing a potential early stage of an economic recovery.

SMALL CAP EQUITY FUND

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                                                                RUSSELL 2000(R)
                                                   RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS           INDEX
                                                   ----------------    -------------------    ------------      ---------------
  Since Inception (8/27/01 -- 12/31/01)                0.84%**               1.20%**            0.90%**              2.14%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                RUSSELL 2000(R) INDEX*
                                                                      ----------------                ----------------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  8316.76                            8435.65
Oct 2001                                                                  8844.69                            8929.30
Nov 2001                                                                  9540.94                            9620.61
Dec 2001                                                                 10084.20                           10214.40

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000(R) Index.

*The Russell 2000(R) Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

        DECEMBER 31, 2001           SHARES        VALUE
        -----------------          ---------   ------------
COMMON STOCK -- 94.4%
AUTO & TRANSPORTATION -- 3.6%
  ACLN, Ltd.#                          8,500   $     78,795
  Airborne, Inc.#                     65,800        975,814
  Atlas Air Worldwide Holdings,       17,500        256,375
    Inc.*
  Autozone, Inc.*                      8,500        610,300
  Bandag, Inc.#                        9,700        337,172
  Bandag, Inc. Class A                 4,300        129,000
  CNF, Inc.                           14,200        476,410
  Copart, Inc.*                       11,100        403,707
  Dura Automotive Systems, Inc.       26,300        289,300
  EGL, Inc.*#                         34,500        481,275
  Group 1 Automotive, Inc.*           11,800        336,418
  Knightsbridge Tankers, Ltd.#        20,300        326,830
  Lear Corporation*                   10,300        392,842
  Midwest Express Holdings,           16,600        242,360
    Inc.*#
  O'Reilly Automotive, Inc.*           4,800        175,056
  Offshore Logistics, Inc.            52,100        925,296
  Overseas Shipholding Group,         16,000        360,000
    Inc.
  Pennzoil-Quaker State Co.           23,500        339,575
  Railamerica, Inc.*#                 23,400        338,130
  Ryder System, Inc.                  30,100        666,715
  Skywest, Inc.                       27,400        697,330
  Sonic Automotive, Inc.*#            24,100        564,904
  Stolt-Nielsen S.A. ADR              33,600        523,824
  The Pep Boys-Manny, Moe & Jack      26,400        452,760
  Tower Automotive, Inc.*#            28,900        260,967
  Trico Marine Services, Inc.*#       17,400        131,370
  United Auto Group, Inc.*#           15,800        407,798
  Westcast Industries, Inc.#           3,500        105,000
  Yellow Corporation*                  7,100        178,210
                                               ------------
                                                 11,463,533
                                               ------------
CONSUMER DISCRETIONARY -- 14.5%
  1-800 Contacts, Inc.*#               8,100        100,764
  1-800-Flowers.Com, Inc.*#           22,800        355,680
  7-Eleven, Inc.*                     12,600        147,546
  99 Cents Only Stores*#              36,999      1,409,662
  Alberto-Culver Co.                  18,000        703,620
  American Greetings Corporation      34,900        480,922
  American Woodmark Corporation        8,000        430,000
  Bally Total Fitness Holding         25,500        549,780
    Corporation*#
  Beasley Broadcast Group, Inc.*      15,500        201,655
  Belo Corporation                    19,900        373,125
  Blockbuster, Inc. Class A*          21,500        541,800
  Blyth, Inc.*#                        4,200         97,650
  Bob Evans Farms, Inc.               12,200        299,754
  Boron Lepore & Associates,          16,900        233,051
    Inc.*
  Brown Shoe Co., Inc.                33,600        545,664
  California Pizza Kitchen,           24,050        595,238
    Inc.*#
  Career Education Corporation*        6,900        236,532
  Cato Corporation                    11,000        207,900
  CBRL Group, Inc.                    19,400        571,136
  Central Garden & Pet Co.*#          20,000        169,200
  Central Parking Corporation#         9,200        180,688

                                    SHARES        VALUE
                                   ---------   ------------
  Charming Shoppes, Inc.*             46,000   $    244,260
  Chico's FAS, Inc.*#                 11,500        456,550
  Christopher & Banks                 13,575        464,944
    Corporation*
  Circuit City Stores                 13,400        347,730
  Circuit City Stores-CarMax          29,400        668,556
    Group*
  Claires Stores, Inc.                22,800        344,280
  CoStar Group, Inc.*#                17,050        409,371
  Darden Restaurants, Inc.            11,800        417,720
  Department 56, Inc.*#               22,900        196,940
  Direct Focus, Inc.*#                16,650        519,480
  Dollar Thrifty Automotive           54,100        838,550
    Group, Inc.*#
  Donnelley (R.R.) & Sons Co.          9,100        270,179
  Electronics Boutique Holdings       29,900      1,194,206
    Corporation*#
  Emmis Communications                86,700      2,049,593
    Corporation*
  Entercom Communications             18,900        945,000
    Corporation*
  Entravision Communications          18,500        221,075
    Corporation Class A*
  Finish Line, Inc.*                  39,500        603,955
  Footstar, Inc.*                     10,300        322,390
  Gildan Activewear, Inc.*#           28,800        412,992
  Haverty Furniture Cos., Inc.        10,600        175,430
  Hispanic Broadcasting               20,300        517,650
    Corporation*
  Icon PLC ADR*#                      10,300        307,043
  IHOP Corporation*                   10,000        293,000
  Information Holdings, Inc.*#         9,800        277,438
  Insight Communications Co.,         31,600        763,456
    Inc.*#
  Intrawest Corporation#              24,500        428,750
  Jack in the Box, Inc.*#             14,600        402,084
  John H. Harland Co.                 24,300        537,030
  Key3Media Group, Inc.*#              9,800         52,234
  Kimball International, Inc.         16,100        243,915
  Kroll, Inc.*                        17,400        262,740
  Landry's Restaurants, Inc.#         54,300      1,012,695
  Lands' End, Inc.*#                   4,200        210,672
  Linens 'N Things, Inc.*#             9,300        237,150
  Lone Star Steakhouse & Saloon,      60,500        897,215
    Inc.#
  Michaels Stores, Inc.*              31,100      1,024,745
  Mohawk Industries, Inc.*#            5,800        318,304
  Neiman Marcus Group, Inc.*#         10,100        299,970
  Office Depot, Inc.*                 24,800        459,792
  OfficeMax, Inc.#                    24,600        110,700
  Papa John's International,          16,800        461,664
    Inc.*
  Pegasus Communications              53,100        552,771
    Corporation*#
  Penton Media, Inc.#                 39,400        246,644
  Playtex Products, Inc.*#            24,700        240,825
  Plexus Corporation*#                37,700      1,001,312
  Polaris Industries, Inc.*#           9,800        565,950

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Primedia, Inc.*#                    72,100   $    313,635
  Pulitzer, Inc.#                      8,000        408,000
  Quanta Services, Inc.*#              9,000        138,870
  R.H. Donnelley Corporation*          9,500        275,975
  Rare Hospitality International,     45,150      1,017,681
    Inc.*#
  Resources Connection, Inc.*          5,700        150,081
  Right Management Consultants,       16,750        289,775
    Inc.*#
  Russell Corporation#                60,400        906,604
  Ryan's Family Steak Houses,         12,700        274,955
    Inc.*
  Saks, Inc.                          49,900        466,066
  Salton, Inc.*#                      29,000        547,520
  School Specialty, Inc.*#            14,800        338,624
  Scotts (The) Co.*#                  11,200        533,120
  Six Flags, Inc.*#                   54,000        830,520
  Sonic Corporation*                   9,800        352,800
  Sotheby's Holdings, Inc.*#          39,700        659,417
  Spherion Corporation*               16,400        160,064
  Stewart Enterprises, Inc.*          75,800        454,042
  Strayer Education, Inc.#             5,700        277,704
  Sylvan Learning Systems, Inc.*      12,300        271,461
  Tech Data Corporation*               6,600        285,648
  Thor Industries, Inc.#               6,100        226,005
  Ticketmaster Class B*               47,700        781,803
  Topps (The), Co.*                   18,800        228,420
  Toro Co.                            11,900        535,500
  Tupperware Corporation              33,000        635,250
  United Rentals, Inc.*               24,500        556,150
  University of Phoenix Online*#      40,975      1,335,375
  Valuevision International, Inc.     26,500        519,135
  Vans, Inc.*#                        17,600        224,224
  Ventiv Health, Inc.*                13,100         47,946
  Vitro S.A. de C.V. ADR              54,300        116,745
  Wallace Computer Services, Inc.     31,900        605,781
  Whirlpool Corporation                7,400        542,642
                                               ------------
                                                 46,567,855
                                               ------------
CONSUMER STAPLES -- 3.0%
  Aurora Foods, Inc.*#                15,000         75,750
  Coca-Cola Bottling Co.               3,800        143,868
  Del Monte Foods Co.*                62,200        529,322
  Dole Food Co., Inc.                 23,200        622,456
  Duane Reade, Inc.*#                 26,500        804,275
  Fleming Cos., Inc.*#                80,100      1,481,850
  Great Atlantic & Pacific Tea        12,000        285,360
    Co., Inc.#
  Green Mountain Coffee, Inc.*#        9,900        271,161
  Hain Celestial Group, Inc.*#        19,500        535,470
  Ingles Markets, Inc.#               19,200        229,440
  Interstate Bakeries Corporation     14,700        355,446
  Nash Finch Co.#                      7,400        230,140
  Performance Food Group Co.*#        43,500      1,529,895
  Pilgrim's Pride Corporation-         2,700         25,920
    Class A
  Pilgrim's Pride Corporation-        35,500        481,025
    Class B#

                                    SHARES        VALUE
                                   ---------   ------------
  Ralcorp Holdings, Inc.*             16,600   $    376,820
  Sensient Technologies               16,600        345,446
    Corporation
  Smithfield Foods, Inc.*             15,400        339,416
  Spartan Stores, Inc.*#              15,400        184,184
  Supervalu, Inc.                     30,600        676,872
  Weis Markets, Inc.                   3,600        100,656
                                               ------------
                                                  9,624,772
                                               ------------
ENERGY -- 4.8%
  Atwood Oceanics, Inc.*#              9,800        341,530
  Cabot Oil & Gas Corporation         13,300        319,865
  Carbo Ceramics, Inc.#               13,000        509,080
  Comstock Resources, Inc.*           23,800        166,600
  Core Laboratories N.V.*             33,900        475,278
  Dril-Quip, Inc.*#                   18,800        453,080
  Global Industries, Ltd.*            37,300        331,970
  Houston Exploration Co.*#           11,900        399,602
  Input/Output, Inc.*#                15,400        126,434
  Key Energy Services, Inc.*          53,600        493,120
  Key Production Co., Inc.*           26,000        442,000
  Lone Star Technologies, Inc.*#      23,400        411,840
  Massey Energy Co.*                  36,300        752,499
  Newfield Exploration Co.*           19,700        699,547
  Nuevo Energy Co.*                   13,200        198,000
  Oil States International,           19,400        176,540
    Inc.*#
  Patterson-UTI Energy, Inc.*         27,400        638,694
  Peabody Energy Corporation          10,200        287,538
  Penn Virginia Corporation            3,500        119,350
  Pride International, Inc.*#        118,400      1,787,840
  Rowan Cos, Inc.*                    10,700        207,259
  St. Mary Land & Exploration Co.     23,900        506,441
  Stone Energy Corporation*           11,253        444,494
  Sunoco, Inc.                        18,600        694,524
  Tesoro Petroleum Corporation*       97,400      1,276,914
  Tetra Technologies, Inc.*            8,000        167,600
  Ultramar Diamond Shamrock           14,400        712,512
    Corporation
  Unit Corporation*                   12,900        166,410
  Valero Energy Corporation#           6,000        228,720
  Varco International, Inc.*#         32,600        488,348
  Veritas DGC, Inc.*#                 68,700      1,270,950
  W-H Energy Services, Inc.*          12,000        228,600
                                               ------------
                                                 15,523,179
                                               ------------
FINANCIAL SERVICES -- 15.1%
  Actrade Financial Technologies,     17,800        524,210
    Ltd.*#
  Advanta Corporation#                12,500        124,250
  Advisory Board (The) Co.*            1,300         36,010
  AmeriCredit Corporation*            24,150        761,933
  AmerUs Group Co.                    11,300        404,992
  Annaly Mortgage Management,         21,400        342,400
    Inc.
  Anthracite Capital, Inc.#           15,100        165,949
  Associated Banc-Corporation         11,300        398,777
  Astoria Financial Corporation       23,000        608,580

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  Banco Latinoamericano de            14,700   $    412,335
    Exportaciones S.A.#
  Bankunited Financial                27,700        411,345
    Corporation*
  BBVA Banco Frances S.A. ADR#        11,500         75,670
  Capital Automotive REIT             49,257        979,722
  Capitol Federal Financial#          29,900        623,116
  Cash America International,         19,300        164,050
    Inc.
  CDI Corporation*                     5,600        106,400
  City National Corporation            8,100        379,485
  Coastal Bancorp, Inc.                  400         11,560
  Commerce Bancorp, Inc.              20,600        810,404
  Commercial Federal Corporation      22,300        524,050
  CompuCredit Corporation*#           30,400        357,504
  Corporate Executive Board Co.*#     14,400        528,480
  Corus Bankshares, Inc.               9,200        417,680
  Countrywide Credit Industries,      10,600        434,282
    Inc.
  Deluxe Corporation                  19,000        790,020
  Dime Community Bancshares#          30,750        862,845
  Doral Financial Corporation         15,000        468,150
  Downey Financial Corporation         9,500        391,875
  Entertainment Properties Trust      22,100        427,635
  Espirito Santo Financial Group      21,200        371,212
    S.A. ADR#
  Federated Investors, Inc. Class     18,500        589,780
    B
  Fidelity Bankshares, Inc.           11,000        175,670
  Fidelity National Financial,        29,700        736,560
    Inc.
  First American Corporation          26,200        490,988
  First Bancorp                        4,500        128,250
  First Bancorp North Carolina#        4,200         94,710
  First Citizens Bancshares            3,700        361,675
  First Community Bancshares,          4,000        117,880
    Inc.
  First Federal Capital                8,000        125,600
    Corporation
  First Merchants Corporation#         2,310         55,486
  Firstfed Financial Corporation      53,700      1,376,331
  Flagstar Bancorp, Inc.               6,800        136,884
  Flushing Financial Corporation       3,260         58,028
  Friedman, Billings, Ramsey          33,500        173,865
    Group, Inc.*#
  FTI Consulting, Inc.*#               9,500        311,600
  Gartner, Inc.*                      36,000        403,200
  Golden State Bancorp, Inc.          19,500        509,925
  Greenpoint Financial                14,900        532,675
    Corporation
  HCC Insurance Holdings, Inc.        48,800      1,344,440
  Healthcare Realty Trust, Inc.        8,000        224,000
  Hibernia Corporation                42,500        756,075
  Hiedrick & Struggles                40,800        740,520
    International, Inc.*#
  Hilb, Rogal & Hamilton Co.           5,800        325,090
  Hospitality Properties Trust        18,722        552,299
  HRPT Properties Trust#              23,500        203,510
  Independence Community Bank         83,000      1,889,079
    Corporation#
  Independent Bank Corporation         3,290         91,462
  IndyMac Bancorp, Inc.*#             22,700        530,726
  Innkeepers USA Trust                20,800        203,840

                                    SHARES        VALUE
                                   ---------   ------------
  Investors Financial Services         9,300   $    615,753
    Corporation#
  IPC Holdings, Ltd.                  13,300        393,680
  Jefferies Group, Inc.#              35,600      1,506,236
  Landamerica Financial Group,        25,600        734,720
    Inc.#
  Local Financial Corporation*        11,700        163,683
  LNR Property Corporation            18,800        586,184
  Main Street Banks, Inc.#             6,900        113,160
  MCG Capital Corporation*#           16,500        293,700
  Metris Cos., Inc.#                  48,700      1,252,077
  MicroFinancial, Inc.                12,200        125,050
  MIIX Group, Inc.                    14,900        181,780
  Mississippi Valley Bancshares*#      3,300        129,360
  OceanFirst Financial                 5,500        132,880
    Corporation#
  Odyssey Re Holdings Corporation     20,400        361,080
  Old Republic International          30,000        840,300
    Corporation
  On Assignment, Inc.*                13,700        314,689
  Parkway Properties, Inc.#            3,100        102,920
  PartnerRe, Ltd.#                     5,100        275,400
  Pennsylvania Real Estate             7,100        164,720
    Investment Trust#
  PFF Bancorp, Inc.                   14,200        391,920
  Phoenix Cos., Inc.*                 28,500        527,250
  PMA Capital Corporation             21,100        407,230
  PMI (The) Group, Inc.               22,800      1,527,828
  Port Financial Corporation           8,000        208,560
  Profit Recovery Group               93,100        758,765
    International, Inc.*#
  Quaker City Bancorp, Inc.*           3,300         98,505
  R&G Financial Corporation           26,400        452,496
  Redwood Trust, Inc.#                 5,700        138,111
  RenaissanceRe Holdings, Ltd.         6,000        572,400
  Scottish Annuity & Life             27,350        529,223
    Holdings, Ltd.
  Seacoast Financial Services         20,300        348,145
    Corporation
  Senior Housing Properties Trust     29,200        406,172
  Sovereign Bancorp, Inc.#            65,500        801,720
  St. Francis Capital Corporation      5,800        134,154
  Stancorp Financial Group, Inc.      12,900        609,525
  Staten Island Bancorp, Inc.         33,000        538,230
  Sterling Bancorp                     6,870        200,604
  Stewart Information Services        12,400        244,900
    Corporation*
  SWS Group, Inc.#                    15,600        397,020
  Thornburg Mortgage, Inc.#            8,700        171,390
  Trust Co. of New Jersey              4,500        113,400
  UCBH Holdings, Inc.                 32,400        921,456
  UICI*                                9,000        121,500
  Uniao de Bancos Brasileiros         13,200        294,360
    S.A. ADR
  United National Bancorp#             8,600        206,486
  Universal Health Realty Income      13,500        317,250
    Trust#

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Volt Information Sciences,           5,000   $     85,500
    Inc.*
  W Holding Co., Inc.                 12,400        200,880
  W.R. Berkley Corporation            13,300        714,210
  Walter Industries, Inc.              8,300         93,873
  Washington Federal, Inc.            12,650        326,117
  Watson Wyatt & Co. Holdings*#       13,400        292,120
  Waypoint Financial Corporation      10,600        159,848
  Webster Financial Corporation       17,400        548,622
  Wesbanco, Inc.#                     14,600        308,498
  Wintrust Financial Corporation#      4,400        134,508
                                               ------------
                                                 48,745,217
                                               ------------
HEALTHCARE -- 10.8%
  Accredo Health, Inc.*               25,200      1,000,440
  AdvancePCS*                         21,000        616,350
  Affymetrix, Inc.*                   20,300        766,325
  Alpharma, Inc.                       9,200        243,340
  Amsurg Corporation*#                15,500        421,290
  Angiotech Pharmaceuticals,           5,650        314,818
    Inc.*#
  Apria Healthcare Group, Inc.*       23,700        592,263
  Arthrocare Corporation*#            19,300        346,049
  Barr Laboratories, Inc.*             5,400        428,544
  Beverly Enterprises, Inc.*          28,200        242,520
  Bio-Rad Laboratories, Inc.*          3,500        221,550
  Bio-Technology General              72,100        593,383
    Corporation*#
  Biosite, Inc.*#                      4,600         84,502
  Cell Therapeutics, Inc.*#           27,500        663,850
  Centene Corporation*#               22,900        502,655
  Charles River Laboratories          23,900        800,172
    International, Inc.*
  Community Health Systems, Inc.*     19,400        494,700
  Conmed Corporation*#                 5,200        103,792
  Cooper Cos., Inc.                   18,700        934,626
  Covance, Inc.*                      23,800        540,260
  Cryolife, Inc.*#                     6,800        204,000
  Cubist Pharmaceuticals, Inc.*#      13,800        496,248
  Cytyc Corporation*#                 24,600        642,060
  Datascope Corporation                2,300         78,016
  DaVita, Inc.*                       11,400        278,730
  Diagnostic Products Corporation     12,000        527,400
  Dianon Systems, Inc.*#               3,500        212,800
  Digene Corporation*                 29,500        870,250
  Diversa Corporation*#               17,800        251,870
  Durect Corporation*#                27,050        313,510
  Dynacq International, Inc.*#         6,700        149,209
  Eden Bioscience Corporation*#       20,550        104,189
  Enzon, Inc.*#                       19,100      1,074,948
  First Health Group Corporation*     34,900        863,426
  First Horizon Pharmaceutical         7,700        226,303
    Corporation*#
  Health Net, Inc.*                   20,300        442,134
  IDEXX Laboratories, Inc.*#          13,900        396,289
  ILEX Oncology, Inc.*#               16,000        432,640
  Invitrogen Corporation*#            11,400        706,002
  KV Pharmaceutical Co.*              45,275      1,335,612
  Lincare Holdings, Inc.*             11,600        332,340

                                    SHARES        VALUE
                                   ---------   ------------
  Medarex, Inc.*#                     29,100   $    522,636
  Medicines (The) Co.*#               39,750        460,703
  Medicis Pharmaceutical              14,900        962,391
    Corporation Class A*#
  MedQuist, Inc.*                     23,500        687,375
  Mentor Corporation                  36,800      1,051,008
  Mid Atlantic Medical Services,      46,400      1,053,280
    Inc.*
  Mylan Laboratories, Inc.             8,400        315,000
  Myriad Genetics, Inc.*#             22,000      1,158,079
  Nature's Sunshine Products,         11,210        131,605
    Inc.
  NBTY, Inc.*#                        32,200        376,740
  Ocular Sciences, Inc.*               7,100        165,430
  Omnicare, Inc.                      21,000        522,480
  Pacificare Health Systems,          26,700        427,200
    Inc.*#
  ParExel International               17,500        251,125
    Corporation*#
  Perrigo Co.*                        13,000        153,660
  Progenics Pharmaceuticals,          14,400        265,968
    Inc.*
  Renal Care Group, Inc.*              6,300        202,230
  Respironics, Inc.*                   9,900        342,936
  Rightchoice Managed Care, Inc.*      1,600        111,984
  Scios, Inc.*#                       28,700        682,199
  Serologicals Corporation*#           6,800        146,200
  Steris Corporation*                 21,400        390,978
  Syncor International                28,100        804,784
    Corporation*#
  Taro Pharmaceuticals                10,700        427,465
    Industries, Ltd.*
  Theragenics Corporation*            17,200        169,592
  Transkaryotic Therapies, Inc.*#     13,200        564,960
  U.S. Oncology Resources, Inc.*#     27,400        206,596
  U.S. Physical Therapy, Inc.*#       20,250        327,240
  Unilab Corporation*                 20,350        510,785
  Varian Medical Systems, Inc.*        8,700        619,962
  West Pharmaceutical Services,       11,200        297,920
    Inc.
  Zoll Medical Corporation*#          19,425        756,410
                                               ------------
                                                 34,916,326
                                               ------------
MATERIALS & PROCESSING -- 8.0%
  Airgas, Inc.*                       41,200        622,944
  Albemarle Corporation               30,800        739,200
  Allegheny Technologies, Inc.        40,400        676,700
  Ball Corporation                     9,300        657,510
  Bowne & Co., Inc.                   12,400        158,720
  Brush Engineered Materials,         11,300        160,912
    Inc.
  Buckeye Technologies, Inc.*#        43,400        499,100
  Caraustar Industries, Inc.#         43,800        303,534
  Carpenter Technology                 8,300        220,946
    Corporation#
  Catellus Development                25,500        469,200
    Corporation
  Century Aluminum Co.#               14,700        196,392
  Chemfirst, Inc.#                    23,700        568,089
  Chesapeake Corporation              12,100        336,501
  Commercial Metals Co.#              25,700        898,986
  Crown Cork & Seal Co., Inc.         54,200        137,668

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  Cytec Industries, Inc.*              8,600   $    232,200
  Delta & Pine Land Co.#              48,800      1,104,338
  Florida Rock Industries, Inc.        7,200        263,376
  Freeport-McMoran Copper & Gold,     37,800        506,142
    Inc. Class B*#
  Great Lakes Chemical                12,300        298,644
    Corporation
  Hercules, Inc.                      52,300        523,000
  Hughes Supply, Inc.                 10,300        317,961
  IMC Global, Inc.#                   51,300        666,900
  Ingram Micro, Inc. Class A*         22,000        381,040
  Intertape Polymer Group, Inc.       26,400        219,120
  Jakks Pacific, Inc.#                21,000        397,950
  Ladish Co., Inc.*                   17,100        186,732
  Landauer, Inc.                       7,000        236,950
  Lennox International, Inc.           1,500         14,550
  Longview Fibre Co.                  23,400        276,354
  Louisiana-Pacific Corporation       30,200        254,888
  Lubrizol (The) Corporation          18,300        642,147
  MacDermid, Inc.#                    17,000        288,150
  Maverick Tube Corporation*#         27,000        349,650
  Millennium Chemicals, Inc.          15,400        194,040
  Mine Safety Appliances Co.           2,100         84,315
  Minerals Technologies, Inc.         13,700        638,968
  Mueller Industries, Inc.*#           9,300        309,225
  NL Industries, Inc.                 15,400        235,158
  Nortek, Inc.*#                       9,700        270,630
  NS Group, Inc.*#                    15,600        116,688
  Nucor Corporation                    5,700        301,872
  Olin Corporation                    35,400        571,356
  Owens-Illinois, Inc.*               38,400        383,616
  Packaging Corporation of            24,200        439,230
    America*
  Pactiv Corporation*                 20,300        360,325
  PolyOne Corporation                 31,900        312,620
  Pope & Talbot, Inc.                 20,900        297,825
  Potlatch Corporation#                7,500        219,900
  Precision Castparts Corporation     28,100        793,825
  Reliance Steel & Aluminum Co.        7,100        186,375
  RPM, Inc.                           42,100        608,766
  RTI International Metals, Inc.*      8,700         86,565
  Scansource, Inc.*#                  12,600        599,760
  Schulman (A.), Inc.                 39,400        537,810
  Shaw Group, Inc.*#                   6,500        152,750
  Siliconix, Inc.*                     2,900         79,518
  Steel Dynamics, Inc.*#               6,300         73,143
  Timken (The) Co.                    43,200        698,976
  TRC Cos., Inc.*#                     2,800        140,000
  United Stationers, Inc.*            30,200      1,016,230
  Universal Forest Products,          12,000        251,160
    Inc.*
  USEC, Inc.                          81,700        584,972
  Waste Connections, Inc.*#           34,600      1,072,254
  Watsco, Inc.                        13,200        187,440
  Wellman, Inc.                       14,600        226,154
                                               ------------
                                                 25,837,960
                                               ------------

                                    SHARES        VALUE
                                   ---------   ------------
PRODUCER DURABLES -- 9.3%
  Advanced Energy Industries,          4,000   $    106,560
    Inc.*#
  Allen Telecom, Inc.*#               37,800        321,300
  Anixter International, Inc.*#       25,800        748,458
  Applied Industrial                  13,300        248,045
    Technologies, Inc.#
  Arris Group, Inc.*#                 39,000        380,640
  Artesyn Technologies, Inc.*         42,200        392,882
  Audiovox Corporation*               18,700        139,502
  BE Aerospace, Inc.*#                18,700        171,479
  Beazer Homes USA, Inc.*              5,400        395,118
  Briggs & Stratton Corporation#      27,100      1,157,170
  Brooks Automation, Inc.*#           13,800        561,246
  C-COR.net Corporation*#             10,700        155,899
  Cable Design Technologies           74,000      1,012,320
    Corporation*
  CNH Global N.V.                     79,200        482,328
  Commerce Group (The), Inc.          13,800        520,122
  Crane Co.                           25,400        651,256
  Cummins, Inc.                       20,200        778,508
  Curtiss-Wright Corporation           1,700         79,050
  Ditech Communications               43,400        261,268
    Corporation*
  DRS Technologies, Inc.*             12,300        438,495
  EDO Corporation#                    15,100        399,395
  Emulex Corporation*                 26,900      1,062,819
  ESCO Technologies, Inc.*#           13,400        462,166
  Esterline Technologies              27,100        433,871
    Corporation*#
  F.Y.I., Inc.*                          400         13,400
  Federal Signal Corporation           5,600        124,712
  Finisar Corporation*#               71,600        728,172
  Fleetwood Enterprises, Inc.         22,200        251,526
  General Cable Corporation           33,500        438,850
  Global Power Equipment Group,       18,100        272,405
    Inc.*#
  Goodrich Corporation                22,600        601,612
  GSI Lumonics, Inc.*#                17,700        149,919
  Harsco Corporation                  10,100        346,430
  HON Industries, Inc.                19,100        528,115
  Hovnanian Enterprises, Inc.*#       13,900        295,792
  Identix, Inc.*#                      8,500        124,015
  Ikon Office Solutions, Inc.#        58,300        681,527
  Imation Corporation*                 8,900        192,062
  Interface, Inc.                     31,400        176,154
  Joy Global, Inc.*                   29,700        498,960
  Kaman Corporation                    8,600        134,160
  KB Home                             15,900        637,590
  Kennametal, Inc.                    10,100        406,727
  Lantronix, Inc.*#                   23,900        151,048
  Lennar Corporation                   6,200        290,284
  Lincoln Electric Holdings, Inc.      5,400        131,976
  M/I Schottenstein Homes, Inc.#       2,800        139,356
  Meritage Corporation*#               6,100        312,930
  Moog, Inc.*#                         5,900        128,620

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Nacco Industries, Inc.#              7,500   $    425,925
  National Service Industries,        33,500         67,670
    Inc.#
  NCH Corporation                      2,400        125,160
  NMS Communications                  69,700        335,954
    Corporation*#
  NVR, Inc.*                           2,700        550,800
  Pittston Brink's Group               9,100        201,110
  Plantronics, Inc.*#                 10,400        266,656
  Quixote Corporation                  5,500        104,500
  Ryland Group (The), Inc.            18,700      1,368,840
  Sauer-Danfoss, Inc.#                11,900         95,200
  Snap-On, Inc.                       21,600        727,056
  Spectralink Corporation*#           17,200        294,636
  Standard-Pacific Corporation         7,500        182,400
  Standex International               11,800        256,650
    Corporation
  Steelcase, Inc.#                    25,700        378,304
  Sturm Ruger & Co., Inc.#            18,300        219,234
  Symmetricom, Inc.*                  38,700        294,507
  Tecumseh Products Co. Class A        3,900        197,457
  Tecumseh Products Co. Class B        6,400        311,360
  Tekelec*#                           50,000        905,500
  Teledyne Technologies, Inc.*        21,600        351,864
  Tennant Co.#                        11,200        415,520
  Terex Corporation*#                 38,700        678,798
  Toll Brothers, Inc.*#                5,800        254,620
  Tredegar Corporation                25,500        484,500
  United Defense Industries,          15,000        315,750
    Inc.*#
  Wilson Greatbatch Technologies,     26,000        938,600
    Inc.*#
                                               ------------
                                                 29,864,810
                                               ------------
TECHNOLOGY -- 21.1%
  3D Systems Corporation*#            12,900        183,825
  Actel Corporation*                   9,800        195,118
  Activision, Inc.*                   37,050        963,671
  Actuate Corporation*#               26,150        137,811
  Acuity Brands, Inc.*#               22,300        269,830
  Adaptec, Inc.*                      42,500        616,250
  Albany Molecular Research,           4,900        129,801
    Inc.*#
  Alliance Semiconductor              13,800        166,704
    Corporation*
  Alpha Industries, Inc.*#            23,500        512,300
  Alvarion, Ltd.*                     37,429        138,113
  Anadigics, Inc.*                    81,800      1,247,450
  Ansoft Corporation*                 11,800        172,280
  Art Technology Group, Inc.*#        17,500         60,900
  ASE Test, Ltd.#                     19,800        275,814
  Asiainfo Holdings, Inc.*#           24,200        421,564
  ASM International N.V.*#            39,500        770,645
  Aspen Technology, Inc.*#            41,400        695,520
  Autodesk, Inc.                      13,600        506,872
  Avid Technology, Inc.*              49,300        598,995
  Axcelis Technologies, Inc.*         33,600        433,104
  AXT, Inc.*#                         28,800        415,584
  Barra, Inc.*#                        8,900        419,101

                                    SHARES        VALUE
                                   ---------   ------------
  Bel Fuse, Inc.*                      9,800   $    234,710
  Benchmark Electronics, Inc.*#       29,500        559,320
  Borland Software Corporation*       37,800        591,948
  Business Objects S.A. ADR*#         29,450        995,410
  CACI International, Inc.*           33,900      1,338,542
  Carreker Corporation*#              18,100        106,790
  Catapult Communications             14,500        377,870
    Corporation*#
  Centillium Communications,          11,600         91,176
    Inc.*#
  Centra Software, Inc.*#             17,900        143,200
  Cerner Corporation*#                10,600        529,258
  Checkpoint Systems, Inc.*#           9,300        124,620
  ChipPAC, Inc.*#                     16,300        120,946
  Cirrus Logic, Inc.*                 87,600      1,158,072
  Coherent, Inc.*#                    20,000        618,400
  Cohu, Inc.                          20,500        404,875
  Credence Systems Corporation*#      30,700        570,099
  CTS Corporation                     42,700        678,930
  Cymer, Inc.*                        10,800        288,684
  Daisytek International              13,700        180,429
    Corporation*#
  Digital Insight Corporation*        29,900        668,564
  Digitalthink, Inc.*#                53,900        582,120
  Dupont Photomasks, Inc.*             5,600        243,320
  eFunds Corporation*                 17,000        233,750
  Elantec Semiconductor, Inc.*         6,850        263,040
  Electronics For Imaging, Inc.*#     17,700        394,887
  Exar Corporation*                   30,900        644,265
  Expedia, Inc. Class A*              12,800        519,808
  F5 Networks, Inc.*#                 43,200        930,528
  FEI Co.*#                           13,300        419,083
  Filenet Corporation*                 7,500        152,175
  Fisher Scientific                   11,400        332,880
    International, Inc.*
  FLIR Systems, Inc.*#                 9,200        348,864
  Freemarkets, Inc.*#                 64,400      1,543,667
  Genesis Microchip, Inc.*#            9,400        621,528
  Henry (Jack) & Associates, Inc.     30,500        666,120
  HNC Software, Inc.*                 11,300        232,780
  InFocus Corporation*#               82,700      1,821,053
  Informatica Corporation*#           31,800        461,418
  Information Resources, Inc.*#        1,800         14,940
  infoUSA, Inc.*#                     40,600        281,764
  Integrated Circuit Systems,         51,500      1,163,385
    Inc.*#
  Interwoven, Inc.*#                  49,600        483,104
  Itron, Inc.*#                       13,500        409,050
  J.D. Edwards & Co.*#                35,500        583,975
  JDA Software Group, Inc.*           52,600      1,175,610
  Keane, Inc.*                        24,300        438,129
  Keithley Instruments, Inc.          18,300        309,270
  Kemet Corporation*                   4,900         86,975
  Keynote Systems, Inc.*#             57,100        533,885
  Kopin Corporation*                  62,500        875,000
  Kronos, Inc.*                       12,150        587,817

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  Lattice Semiconductor               38,600   $    794,002
    Corporation*
  Lawson Software, Inc.*              46,300        729,225
  LeCroy Corporation*#                20,100        365,820
  LTX Corporation*#                   21,700        454,398
  Manugistics Group, Inc.*#           17,200        362,576
  Marvell Technology Group,           11,400        408,348
    Ltd.*#
  McData Corporation Class A*         23,550        576,975
  Mercury Computer Systems, Inc.*     15,200        594,472
  Micromuse, Inc.*                    28,700        430,500
  Microsemi Corporation*              17,600        522,720
  Microtune, Inc.*                    19,600        459,816
  Molecular Devices Corporation*#     22,600        471,662
  MRO Software, Inc.*                  7,100        165,998
  MTS Systems Corporation             13,800        139,518
  Multex.com, Inc.*#                  29,800        134,100
  Nanometrics, Inc.*#                 20,900        405,460
  National Instruments                15,325        574,075
    Corporation*
  NETIQ Corporation*#                 11,650        410,779
  NU Horizons Electronics             38,350        394,238
    Corporation*
  O2Micro International, Ltd.*        38,200        918,710
  Oceaneering International,          33,100        732,172
    Inc.*
  Optimal Robotics Corporation*#      19,200        680,640
  Overture Services, Inc.*            23,800        843,234
  Park Electrochemical                29,700        784,080
    Corporation
  Paxar Corporation*                  20,900        296,780
  PC-Tel, Inc.*#                      23,200        225,272
  Pec Solutions, Inc.*#                5,200        195,572
  Pemstar, Inc.*#                     13,900        166,800
  Pericom Semiconductor                9,900        143,550
    Corporation*
  Perot Systems Corporation*          16,700        341,014
  Photronics, Inc.*#                  41,900      1,313,565
  Pioneer Standard Electronics,       81,600      1,036,320
    Inc.#
  Pixelworks, Inc.*#                  13,400        215,204
  Planar Systems, Inc.*#               5,400        113,940
  Pomeroy Computer Resources*#        12,600        170,100
  Procurenet, Inc.*#                   7,600              0
  Progress Software Corporation*      10,900        188,352
  Quest Software, Inc.*#              22,700        501,897
  Read-Rite Corporation*              10,000         66,100
  Register.com, Inc.*#                66,200        761,300
  Research In Motion, Ltd.*#          36,800        872,896
  Reynolds and Reynolds Co.           25,900        628,075
  Rudolph Technologies, Inc.*#        15,700        538,824
  SBS Technologies, Inc.*             17,700        257,889
  Semtech Corporation*                23,700        845,853
  Serena Software, Inc.*              23,900        519,586
  Silicon Laboratories, Inc.*#        11,200        377,552
  SonicWall, Inc.*#                   34,000        660,960
  Standard Microsystems               12,300        190,896
    Corporation*#
  Storage Technology Corporation*     89,800      1,856,165
  Supertex, Inc.*                      7,800        136,578
  Sybase, Inc.*                       16,700        263,192

                                    SHARES        VALUE
                                   ---------   ------------
  SYKES Enterprises, Inc.*#           42,600   $    397,884
  Synopsys, Inc.*#                     4,500        265,815
  Systems & Computer Technology       27,600        285,384
    Corporation*
  Talx Corporation#                   14,000        349,720
  Therma-Wave, Inc.*#                 19,500        290,940
  THQ, Inc.*#                         21,150      1,025,141
  Triquint Semiconductor, Inc.*       62,616        767,672
  Trizetto Group, Inc.*                7,000         91,840
  Varian Semiconductor Equipment      15,000        518,850
    Associates, Inc.*
  Veeco Instruments, Inc.*#           10,300        371,315
  Viasystems Group, Inc.*             46,600         29,358
  Vignette Corporation*#              29,300        157,341
  Websense, Inc.*                     35,200      1,128,864
  Xicor, Inc.*                        36,100        400,710
                                               ------------
                                                 67,785,869
                                               ------------
UTILITIES -- 4.2%
  AirGate PCS, Inc.*                  18,650        849,508
  American States Water Co.            2,200         76,890
  Avista Corporation                  91,200      1,209,312
  Black Hills Corporation#             5,900        199,656
  Boston Communications Group,        33,200        376,820
    Inc.*
  CH Energy Group, Inc.               13,300        578,151
  Commonwealth Telephone              10,100        459,550
    Enterprises, Inc.
  Companhia Paranaense de Energia     42,000        329,700
    ADR#
  Conectiv                            11,100        271,839
  CoSine Communications, Inc.         26,400         40,920
  CT Communications, Inc.              7,500        123,825
  Dobson Communications               18,300        156,282
    Corporation*
  El Paso Electric Co.*                5,500         79,750
  Energy East Corporation             24,800        470,952
  General Communication, Inc.*        60,100        512,653
  Huaneng Power International,        25,700        619,370
    Inc. ADR#
  IDT Corporation*#                   29,300        571,643
  Intrado, Inc.*#                      2,900         77,720
  Leap Wireless International,         4,000         83,880
    Inc.*#
  Lightbridge, Inc.*                  34,300        416,745
  Madison Gas & Electric Co.           3,400         89,930
  Metro One Telecommunications*#       5,500        166,375
  Montana Power (The) Co.*#           20,400        117,300
  New Jersey Resources                 9,200        430,560
    Corporation*
  Oneok, Inc.                         22,000        392,480
  Pinnacle West Capital               10,400        435,240
    Corporation
  PNM Resources, Inc.                 33,200        927,940
  PPL Corporation                      4,900        170,765
  Puget Energy, Inc.#                 13,200        288,948

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Tele Norte Leste Participacoes      25,300   $    395,439
    S.A. ADR#
  Telecom Argentina S.A. ADR#         20,200        131,704
  Triton PCS Holdings, Inc. Class     19,300        566,455
    A*#
  U.S. Unwired, Inc.*                 12,800        130,304
  UGI Corporation                     14,200        428,840
  Unisource Energy Corporation#       22,300        405,637
  Utilicorp United, Inc.#             20,300        510,951
  Wisconsin Energy Corporation        11,000        248,160
                                               ------------
                                                 13,342,194
                                               ------------
TOTAL COMMON STOCK
  (Cost $283,444,940)                           303,671,715
                                               ------------
SHORT-TERM INVESTMENTS -- 11.9%
  AB Funds Trust -- Money Market
    Fund
    (Cost $38,337,709)             38,337,709    38,337,709
                                               ------------

                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 0.8%
U.S. Treasury Bills
  1.55%, 01/17/02++++          $    80,000          79,938
  1.58%, 01/17/02++++               30,000          29,979
  1.61%, 01/17/02++++               90,000          89,935
  1.62%, 01/17/02++++              160,000         159,884
  1.67%, 01/17/02++++               40,000          39,970
  1.85%, 01/17/02++++               40,000          39,970
  2.15%, 01/17/02++++            2,265,000       2,263,180
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,702,508)                              2,702,856
                                              ------------
TOTAL INVESTMENTS -- 107.1% (Cost
  $324,485,157)                                344,712,280
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (7.1%)                             (22,772,995)
                                              ------------
NET ASSETS -- 100.0%                          $321,939,285
                                              ============

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

The reporting period began in the midst of a global recession, the first in approximately 30 years. The U.S. economy, the major financial engine of the world, was ailing in concert with the other major economies in Europe as well as Japan. In step with the Federal Reserve, other central banks, although not nearly as aggressive, were in an easing mode in an attempt to produce some type of economic stimulus. This economic environment was further intensified, as well as accelerated, following the terrorist attack on September 11 as further economic and geopolitical uncertainty abounded. However, as signs of the domestic economy began to improve, the fourth quarter hinted at some signs of improvement on a global basis, especially in Europe and within the emerging markets. During this time of economic uncertainty, the U.S. dollar, seen as a safe haven, remained strong relative to other major currencies, which placed negative pressure on the returns of domestic investors investing abroad.

The International Equity Fund is primarily comprised of international stocks located in developed countries, and to a much lesser extent, in international stocks located in emerging markets (economies not deemed to be developed). Developed international stocks materially underperformed U.S. stocks for the calendar year 2001 as the MSCI EAFE Index returned -21.4%, while its domestic equity counterpart, the S&P 500(R) Index, generated a return of -11.9%. Emerging market stocks, as measured by the MSCI Emerging Markets Free, outpaced both developed U.S. and international stocks with an annual return of -2.4%. While international stocks struggled during both August and September 2001, the Fund rebounded and generated positive returns during the fourth quarter. Led by cyclical sensitive sectors, primarily technology and manufacturing, the MSCI All Country World Free Ex-US Index generated a fourth quarter return of 8.9%.

INTERNATIONAL EQUITY FUND

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                      RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    MSCI AC WORLD FREE EX-U.S. INDEX
                                      ----------------    -------------------    ------------    --------------------------------
  Since Inception
     (8/27/01 -- 12/31/01)               (4.61%)**             (4.69%)**          (5.40%)**                  (5.52%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                                                 MSCI ALL COUNTRY WORLD FREE EX-
                                                                      RETIREMENT CLASS                     U.S. INDEX*
                                                                      ----------------           -------------------------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  8730.70                            8677.18
Oct 2001                                                                  9013.72                            8920.30
Nov 2001                                                                  9459.69                            9328.30
Dec 2001                                                                  9538.60                            9448.48

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

*The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

      DECEMBER 31, 2001              PAR            VALUE
      -----------------         --------------   ------------
FOREIGN BONDS -- 0.0%
LUXEMBOURG
  Hellenic Exchangeable
    Finance SCA
    (Convertible)(E)
    2.00%, 08/02/05
  (Cost $160,865)                 $  165,000     $    157,847
                                                 ------------
                                    SHARES
                                --------------
FOREIGN COMMON STOCK -- 95.7%
AUSTRALIA -- 4.3%
  Amcor, Ltd.                      1,096,600     $  4,013,555
  Australia and New Zealand
    Banking Group, Ltd.              102,900          938,058
  BHP Billiton, Ltd.#              1,030,449        5,538,482
  Commonwealth Bank of
    Australia                         94,000        1,440,637
  CSR, Ltd.                          393,100        1,366,305
  Goodman Fielder, Ltd.#           6,593,900        4,657,967
  Lend Lease Corporation, Ltd.       453,281        3,027,980
  National Australia Bank,
    Ltd.#                            296,846        4,841,188
  Orica, Ltd                         325,400        1,200,958
  QBE Insurance Group, Ltd.#         126,136          495,878
  Singapore
    Telecommunications, Ltd.*        252,800          238,235
  WMC, Ltd.                          111,000          543,934
  Woodside Petroleum, Ltd.           850,000        5,826,489
                                                 ------------
                                                   34,129,666
                                                 ------------
BELGIUM -- 0.4%
  Electrabel S.A.*                     7,700        1,604,281
  Fortis                              63,000        1,635,132
                                                 ------------
                                                    3,239,413
                                                 ------------
BERMUDA -- 0.0%
  Sanwa International Finance
    Bermuda Trust                 30,000,000           85,839
  UFJ International Finance
    Trust                         39,000,000          142,835
                                                 ------------
                                                      228,674
                                                 ------------
BRAZIL -- 0.6%
  Banco Itau S.A.                  8,492,000          646,836
  Brasil Telecom Participacoes
    S.A. ADR                          18,000          746,640
  Centrais Eltricas
    Brasileiras S.A.              11,400,000          153,941
  Cia de Tecidos do Norte de
    Minas -- Coteminas             4,065,100          267,430
  Cia Energetica de Minas
    Gerais                        10,800,000          154,253
  Cia Paranaense de Energia
    ADR                               40,600          318,710
  Companhia Brasileira de
    Distribuicao Grupo Pao de
    Acucar ADR#                       38,000          836,000
  Investmentos Itau S.A.             293,000          275,184
  Petroleo Brasileiro S.A.             8,200          181,533
  Tele Centro Oest Celular
    Participacoes S.A.#               46,500          325,500

                                    SHARES          VALUE
                                --------------   ------------
  Tele Norte Leste
    Participacoes S.A.            19,697,325     $    311,169
  Telecomunicacoes de Sao
    Paulo S.A.                             4                0
  Telecomunicacoes Brasileiras
    S.A.*                                 24                1
  Telefonica Data Brasil
    Holding S.A.*                          4                2
  Telemig Celular
    Participacoes S.A.#                7,300          274,626
  Telesp Celular Participacoes
    S.A.                          46,206,000          147,988
  Uniao de Bancos Brasileiros
    S.A. GDR                           9,100          202,930
  Usinas Siderurgicas de Minas
    Gerais S.A.*                     106,570          300,270
                                                 ------------
                                                    5,143,013
                                                 ------------
CANADA -- 1.6%
  Alcan, Inc.#                         8,800          315,061
  Bank of Nova Scotia                 13,000          398,732
  Bombardier, Inc.                   107,700        1,113,258
  Celestica, Inc.#                    28,202        1,139,079
  Magna International, Inc.#          17,100        1,083,038
  Manulife Financial
    Corporation                      170,000        4,430,357
  MDS, Inc.                            2,500           29,600
  Nortel Networks Corporation         65,300          489,750
  Suncor Energy, Inc.                  4,000          131,307
  Talisman Energy, Inc.               36,000        1,363,312
  Thomson Corporation                 46,000        1,393,320
  Zarlink Semiconductor, Inc.*        45,000          500,388
                                                 ------------
                                                   12,387,202
                                                 ------------
CHILE -- 0.3%
  AFP Provida S.A. ADR                40,000        1,100,000
  Distribucion y Servicio S.A.
    ADR                               14,200          186,020
  Embotelladora Andina S.A.
    ADR#                              70,100          609,475
  Lan Chile S.A. ADR#                 42,000          317,940
  Santa Isabel S.A.                  125,000          500,000
                                                 ------------
                                                    2,713,435
                                                 ------------
CHINA -- 0.2%
  Aluminum Corporation of
    China, Ltd.*                     225,000           39,242
  China Petroleum and Chemical
    Corporation                    3,500,000          480,261
  Jiangsu Expressway Co., Ltd.     2,000,000          438,582
  PetroChina Co., Ltd.               680,000          120,341
  Travelsky Technology, Ltd.*#       601,000          462,435
                                                 ------------
                                                    1,540,861
                                                 ------------
CROATIA -- 0.1%
  Pliva D.D.#                         57,700          591,425
                                                 ------------
CZECH REPUBLIC -- 0.1%
  Komercni Banka A.S.*                24,300          707,955
                                                 ------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES          VALUE
                                --------------   ------------
DENMARK -- 0.7%
  Novo-Nordisk A.S.                   95,000     $  3,885,139
  TDC A.S.                            57,600        2,052,115
                                                 ------------
                                                    5,937,254
                                                 ------------
ECUADOR -- 0.0%
  La Cemento Nacional Ecuador
    GDR                                1,750          218,750
                                                 ------------
EGYPT -- 0.1%
  Mobinil-Egyptian Mobile
    Network*                          10,330           75,166
  Orascom Construction
    Industries                        52,800          355,806
                                                 ------------
                                                      430,972
                                                 ------------
ESTONIA -- 0.1%
  Hansabank, Ltd.                     52,000          478,536
                                                 ------------
FINLAND -- 1.9%
  Nokia OYJ                          430,122       11,090,832
  Nokia OYJ ADR                        9,600          235,488
  Stora Enso OYJ*                     98,846        1,265,586
  Upm-Kymmene OYJ                     75,400        2,500,757
                                                 ------------
                                                   15,092,663
                                                 ------------
FRANCE -- 8.4%
  L'Air Liquide S.A.                   5,200          728,756
  Alcatel S.A.                       131,386        2,246,075
  Aventis S.A.                        49,904        3,543,561
  AXA                                 67,700        1,414,737
  Bouygues S.A.                       69,200        2,267,398
  Carrefour S.A.#                    111,493        5,797,413
  Castorama Dubois
    Investissement S.A.               88,000        4,532,729
  Cie de Saint-Gobain                 32,100        4,844,495
  Compagnie Generale Des
    Etablissements Michelin*          33,500        1,105,113
  European Aeronautic Defence
    and Space Co.#                   115,074        1,397,544
  Groupe Danone                        5,700          695,295
  Lafarge S.A.                        16,500        1,541,109
  Pechiney S.A.                       11,000          567,081
  Peugeot S.A.                         8,100          344,375
  Sanofi-Synthelabo S.A.#             85,159        6,354,017
  Schneider Electric SA               44,900        2,158,808
  Societe Assurances Generales
    de France*                        32,500        1,559,718
  Societe Generale*                   75,300        4,213,801
  Societe Television Francaise
    1                                125,000        3,159,725
  Suez S.A.                           69,845        2,114,405
  TotalFinaElf S.A.                   65,463        9,349,192
  Usinor S.A.                         83,818        1,048,546
  Valeo S.A.#                         43,534        1,736,523
  Vivendi Universal S.A.#             68,379        3,744,309
                                                 ------------
                                                   66,464,725
                                                 ------------
GERMANY -- 5.0%
  Aixtron AG                          21,200          480,394
  Allianz AG#                         11,523        2,729,110

                                    SHARES          VALUE
                                --------------   ------------
  Bayer AG                           144,600     $  4,609,195
  Bayerische Hype-und
    Vereinsbank AG                    96,400        2,945,765
  Bayerische Motoren Werke AG         20,700          721,566
  Continental AG                      53,000          700,771
  DaimlerChrysler AG                  50,600        2,178,316
  Deutsche Bank AG*                    6,300          445,384
  E.ON AG*                            62,720        3,249,029
  Epcos AG#                           19,600          968,552
  Infineon Technologies AG#           27,508          562,103
  Metro AG                            39,300        1,394,424
  Muenchener
    Rueckversicherungs AG#             7,447        2,022,012
  Preussag AG                        125,000        3,071,800
  RWE AG                              94,772        3,560,954
  SAP AG                              15,017        1,956,146
  Schering AG                         34,000        1,804,260
  Siemens AG                          47,047        3,114,488
  Volkswagen AG                       65,000        3,038,411
                                                 ------------
                                                   39,552,680
                                                 ------------
GHANA -- 0.1%
  Ashanti Goldfields Co., Ltd.
    144A                             200,000          850,000
                                                 ------------
GREECE -- 0.3%
  Bank of Piraeus S.A.                50,000          444,298
  Hellenic Tellecommunication
    Organization S.A.                125,700        2,048,143
                                                 ------------
                                                    2,492,441
                                                 ------------
HONG KONG -- 4.7%
  New World Infrastructure,
    Ltd.*                            176,200           64,399
  Cheung Kong Holdings, Ltd.#        275,000        2,856,557
  China Mobile, Ltd.#              1,550,800        5,459,128
  China Mobile, Ltd. ADR*#            16,300          284,924
  China Unicom, Ltd.*                264,000          291,157
  CLP Holdings, Ltd.#              1,150,000        4,387,427
  CNOOC, Ltd.#                       199,000          187,571
  Hang Lung Properties, Ltd.*#       423,000          436,678
  Hong Kong & China Gas Co.,
    Ltd.                           5,100,000        6,245,953
  Hong Kong Electric Holdings,
    Ltd.                             637,000        2,368,986
  Hong Kong Land Holdings,
    Ltd.#                            283,000          534,870
  Hutchinson Whampoa, Ltd.#          420,000        4,053,040
  Jardine Matheson Holdings,
    Ltd.                             263,600        1,555,240
  Johnson Electric Holdings,
    Ltd.                             542,000          569,952
  Li & Fung, Ltd.*                   516,000          579,006
  New World China Land, Ltd.*#       549,100          176,042
  Shangri-La Asia, Ltd.              694,000          542,893
  Sun Hung Kai Properties,
    Ltd.                             330,485        2,670,038

                       See Notes to Financial Statements.

                                    SHARES          VALUE
                                --------------   ------------
  Swire Pacific, Ltd.                192,000     $  1,046,442
  Wharf Holdings, Ltd.             1,308,000        3,195,419
                                                 ------------
                                                   37,505,722
                                                 ------------
HUNGARY -- 0.4%
  Delmagyarorszgi Aramszol GDR        35,000          241,500
  Gedeon Richter Rt. GDR               8,400          457,800
  Magyar Rt.                         117,200          385,982
  Matav Rt. ADR                       43,300          694,965
  Mol Magyar Olaj-es Gazipari
    Rt.                                3,419           61,837
  Mol Magyar Olaj-es Gazipari
    Rt. GDR                           35,881          678,151
  OTP Bank Rt.*                        8,600          516,385
                                                 ------------
                                                    3,036,620
                                                 ------------
INDIA -- 0.5%
  Gas Authority of India, Ltd.       175,000        1,371,843
  Hindalco Industries, Ltd.
    144A                              47,400          663,600
  Infosys Technologies, Ltd.           2,400          148,800
  Mahanagar Telephone Nigam,
    Ltd.*                             80,000          480,800
  Ranbaxy Laboratories, Ltd.#         25,000          392,500
  Reliance Industries, Ltd.#
    144A                              27,100          379,400
  Videsh Sanchar Nigam, Ltd.          62,200          597,120
                                                 ------------
                                                    4,034,063
                                                 ------------
INDONESIA -- 0.3%
  Gulf Indonesia Resources,
    Ltd.*                             61,201          550,809
  PT Ramayana Lestari Sentosa      1,474,700          379,310
  PT Telekomunikasi                2,952,000          908,307
  PT Unilever Indonesia              300,000          471,634
                                                 ------------
                                                    2,310,060
                                                 ------------
IRELAND -- 0.6%
  Allied Irish Banks PLC*            232,000        2,685,376
  CRH PLC                             85,100        1,502,540
  Irish Life & Permanent PLC          46,400          470,974
                                                 ------------
                                                    4,658,890
                                                 ------------
ISRAEL -- 0.2%
  Bank Hapoalim, Ltd.                 97,000          208,860
  Check Point Software
    Technologies, Ltd.*#               7,700          307,153
  Orbotech, Ltd.#                     24,000          747,600
  Teva Pharmaceutical
    Industries, Ltd.                   4,300          265,009
                                                 ------------
                                                    1,528,622
                                                 ------------
ITALY -- 1.9%
  Assicurazioni Generali
    S.P.A.                            47,100        1,308,427
  ENI S.P.A.#                        357,586        4,482,879
  Fiat S.P.A.#                        68,763        1,103,274
  IntesaBci S.P.A.#                1,326,750        3,319,474

                                    SHARES          VALUE
                                --------------   ------------
  Mediaset S.P.A.                    413,487     $  3,022,587
  Telecomm Italia Mobile
    S.P.A.                           293,033        1,635,904
                                                 ------------
                                                   14,872,545
                                                 ------------
JAPAN -- 22.0%
  Acom Co., Ltd.*                     28,100        2,047,574
  Advantest Corporation*              41,500        2,349,535
  Aeon Co., Ltd.                      61,000        1,377,690
  Aiful Corporation                   13,050          844,377
  Asahi Glass Co., Ltd.*             190,000        1,123,531
  Bridgestone Corporation            217,000        2,296,498
  Canon, Inc.                        311,000       10,702,045
  Chubu Electric Power Co.,
    Inc.*#                            25,000          450,176
  Chudenko Corporation                48,000          622,249
  Chugai Pharmaceutical Co.,
    Ltd.#                             40,000          463,605
  Dai Nippon Printing Co.,
    Ltd.                              82,000          819,625
  Daiichi Pharmaceutical Co.,
    Ltd.*                             75,000        1,459,256
  Daiwa Securities Group, Inc.        76,000          399,542
  Denso Corporation                  208,200        2,757,785
  Eisai Co., Ltd.*                   127,000        3,159,012
  Fanuc, Ltd.                         40,000        1,703,037
  Fuji Heavy Industries, Ltd.        180,000          771,860
  Fuji Machine Manufacturing
    Co., Ltd.                         65,000          848,085
  Fuji Photo Film Co., Ltd.*         143,000        5,106,364
  Fuji Soft ABC, Inc.                  9,500          378,376
  Fujisawa Pharmaceutical
    Company, Ltd.                    140,000        3,226,004
  Furukawa Electric Co., Ltd.         17,000           90,279
  Futaba Corporation                  65,000        1,468,030
  Hirose Electric Co., Ltd.            3,900          265,733
  Hitachi, Ltd.                      366,000        2,680,910
  Honda Motor Co., Ltd.              110,000        4,389,593
  Hoya Corporation                     9,500          567,565
  Ito-Yokado Co., Ltd.                85,000        3,839,463
  Japan Air Lines Co., Ltd.          234,000          560,629
  Kao Corporation                    114,590        2,382,556
  Keyence Corporation                 16,500        2,743,286
  Kubota Corporation                 399,000        1,047,276
  Kyocera Corporation                 14,000          913,322
  Mabuchi Motor Co., Ltd.              4,500          370,823
  Matsushita Communication
    Industrial Co., Ltd.               7,000          189,608
  Matsushita Electric
    Industrial Co., Ltd.             316,686        4,066,707
  Mitsubishi Estate Co., Ltd.        611,000        4,470,846
  Mitsubishi Heavy Industries,
    Ltd.                             184,000          491,378
  Mitsubishi Motors
    Corporation*                     180,000          304,899
  Mitsubishi Tokyo Financial
    Group, Inc.                          370        2,481,536
  Mitsui Fudosan Co., Ltd.           157,000        1,197,925
  Mitsui Sumitomo Insurance
    Co., Ltd.*                       284,490        1,334,972

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES          VALUE
                                --------------   ------------
  Murata Manufacturing Co.,
    Ltd.                             106,600     $  6,393,073
  NEC Corporation                    213,000        2,172,906
  Nichido (The) Fire & Marine
    Insurance Co., Ltd.              226,000        1,089,822
  Nikko Cordial Corporation*         568,000        2,535,328
  Nintendo Co., Ltd.                  15,700        2,749,237
  Nippon Telegraph & Telephone
    Corporation                          584        1,902,701
  Nippon Television Network
    Corporation                       17,000        3,620,251
  Nissan Motor Co., Ltd.             826,400        4,382,329
  Nomura Holdings, Inc.              171,000        2,191,973
  NTT Docomo, Inc.                       649        7,625,973
  ORIX Corporation                    18,500        1,657,180
  Promise Co., Ltd.                   66,700        3,608,294
  Rohm Co., Ltd.                      43,110        5,595,157
  Secom Co., Ltd.*                    70,000        3,514,421
  Sekisui House, Ltd.                 91,000          659,622
  Sharp Corporation                  348,000        4,070,533
  Shimanura Co., Ltd.                    400           23,501
  Shin-Etsu Chemical Co., Ltd.       189,000        6,792,233
  Shionogi & Co., Ltd.                87,000        1,486,953
  Shohkoh Fund & Co., Ltd.#            3,460          274,561
  Sony Corporation                    93,500        4,273,349
  Sumitomo Electric
    Industries, Ltd.                 214,000        1,494,049
  Sumitomo Mitsui Banking
    Corporation                       54,000          228,674
  Suzuki Motor Corporation            80,000          875,324
  Takeda Chemical Industries,
    Ltd.                             114,000        5,158,096
  Takefuji Corporation                50,190        3,630,408
  TDK Corporation                     13,000          613,002
  THK Co., Ltd.                       30,000          437,662
  Tokio Marine & Fire
    Insurance Co., Limited           380,000        2,777,660
  Tokyo Electric Power                16,600          353,380
  Tokyo Electron, Ltd.                82,200        4,032,856
  Tokyo Seimitsu Co., Ltd.            14,400          488,936
  Tokyu Corporation#                 161,000          485,236
  Toray Industries, Inc.             210,000          507,935
  Toshiba Corporation                275,000          944,224
  Toyota Motor Corporation            31,000          785,289
  UFJ Holdings, Inc.#                    188          414,558
  Uni-Charm Corporation#               9,000          188,158
  Ushio, Inc.                         46,000          519,808
  West Japan Railway Co.*                483        2,159,607
  Yamanouchi Pharmaceutical
    Co., Ltd.                        125,000        3,300,016
                                                 ------------
                                                  174,777,837
                                                 ------------
JORDAN -- 0.0%
  Arab Bank Group PLC                  1,050          296,275
                                                 ------------

                                    SHARES          VALUE
                                --------------   ------------
LUXEMBOURG -- 0.0%
  Millicom International
    Cellular S.A.*#                   32,700     $    397,305
                                                 ------------
MALAYSIA -- 0.3%
  Malaysian Oxygen BHD               167,000          448,257
  O.Y.L. Industries BHD              109,000          456,073
  Public Bank BHD                  1,191,100          799,907
  Telecom Malaysia BHD                86,000          233,102
  Tenaga Nasional BHD                 85,000          239,339
  Transmile Group BHD                300,000          189,471
                                                 ------------
                                                    2,366,149
                                                 ------------
MEXICO -- 1.2%
  America Movil S.A. de C.V.
    ADR                               63,500        1,236,980
  Apasco S.A. de C.V.                 75,800          383,607
  Cemex S.A. de C.V.                 195,300          977,082
  Coca Cola Femsa S.A. de C.V.
    ADR#                              50,300        1,009,521
  Corporacion Geo S.A. de
    C.V.*                            190,000          302,556
  Grupo Financiero Bancomer
    S.A. de C.V.*                    694,700          636,468
  Grupo Iusacell S.A. de C.V.*        84,801          336,660
  Grupo Televisa S.A. ADR*#           17,300          747,014
  Kimberly-Clark de Mexico
    S.A. de C.V. ADR                 225,000          659,647
  Telefonos de Mexico S.A. de
    C.V. ADR                          69,400        2,430,388
  Walmart de Mexico S.A. de
    C.V.                             186,500          508,532
                                                 ------------
                                                    9,228,455
                                                 ------------
MOROCCO -- 0.0%
  Banque Marocaine du Commerce
    Exterieur GDR 144A                     1               13
                                                 ------------
NETHERLANDS -- 7.3%
  ABN AMRO Holding NV                135,429        2,181,344
  Aegon NV#                          134,807        3,648,882
  Akzo Nobel NV                       41,000        1,830,748
  ASML Holding NV*#                   43,000          747,347
  CSM NV                             160,000        3,319,325
  Elsevier NV                        251,400        2,972,605
  Gucci Group NV#                     23,775        2,018,498
  Hagemeyer NV                       281,000        5,254,114
  IHC Caland NV                       55,000        2,570,963
  ING Groep NV                       154,100        3,929,610
  Koninklijke Ahold NV#              148,997        4,335,442
  Koninklijke Numico NV               40,000          932,403
  Koninklijke Philips
    Electronics NV#                  206,981        6,150,170
  Royal Dutch Petroleum Co.#         132,000        6,685,470
  Royal KPN NV                       211,007        1,072,770
  TPG NV                              60,000        1,298,169
  Unilever NV#                        47,741        2,799,118

                       See Notes to Financial Statements.

                                    SHARES          VALUE
                                --------------   ------------
  VNU NV#                            122,527     $  3,764,875
  Wolters Kluwer NV                  118,571        2,702,665
                                                 ------------
                                                   58,214,518
                                                 ------------
NEW ZEALAND -- 0.3%
  Carter Holt Harvey, Ltd.*#       1,029,200          728,552
  Telecom Corporation of New
    Zealand, Ltd.                    967,100        2,013,507
                                                 ------------
                                                    2,742,059
                                                 ------------
NORWAY -- 0.2%
  Norsk Hydro ASA#                    15,300          641,389
  Statoil ASA*                       144,000          987,370
                                                 ------------
                                                    1,628,759
                                                 ------------
PANAMA -- 0.1%
  Banco Latinoamericano de
    Exportaciones S.A.*               23,000          645,151
  Panamerican Beverages, Inc.         15,250          226,615
                                                 ------------
                                                      871,766
                                                 ------------
PERU -- 0.1%
  Buenaventura S.A.                   70,000          715,547
  Buenaventura S.A. ADR#              11,900          246,687
                                                 ------------
                                                      962,234
                                                 ------------
PHILIPPINES -- 0.0%
  ABS-CBN Broadcasting
    Corporation PDR                   65,200           30,010
  Bank of Philippine Islands         105,000          117,005
  Manila Electric Co.                130,000           74,322
                                                 ------------
                                                      221,337
                                                 ------------
POLAND -- 0.1%
  Bank Pekao S.A.*                     1,200           24,260
  Bank Pekao S.A. GDR                  7,500          151,625
  Polski Koncern Naftowy Orlen
    S.A. GDR                          48,000          453,600
  Telekomunikacja Polska S.A.*        70,400          249,382
                                                 ------------
                                                      878,867
                                                 ------------
PORTUGAL -- 0.1%
  Portugal Telecom S.A.               52,530          409,251
                                                 ------------
RUSSIA -- 0.3%
  Lukoil ADR*                         14,000          685,911
  Mobile Telesystems ADR*             34,300        1,223,138
  Vimpel-Communications ADR*#         16,400          427,220
                                                 ------------
                                                    2,336,269
                                                 ------------
SINGAPORE -- 0.9%
  DBS Group Holdings, Ltd.           233,000        1,741,348
  Oversea-Chinese Banking
    Corporation, Ltd.                410,000        2,442,458
  Singapore Airlines, Ltd.            78,000          464,663
  Singapore
    Telecommunications, Ltd.       2,179,000        2,076,924
  United Overseas Bank, Ltd.          69,000          474,574
                                                 ------------
                                                    7,199,967
                                                 ------------

                                    SHARES          VALUE
                                --------------   ------------
SOUTH AFRICA -- 1.2%
  African Bank Investments,
    Ltd.                             302,500     $    219,404
  Alexander Forbes, Ltd.             400,000          523,552
  Anglo American Platinum
    Corporation, Ltd.                 10,330          384,781
  Anglo American PLC                  60,536          924,570
  Gold Fields, Ltd.                   45,800          219,550
  Impala Platinum Holdings,
    Ltd.#                             35,520        1,665,118
  Sappi, Ltd.                         24,900          249,104
  Sasol, Ltd.                        541,900        4,761,681
  Standard Bank Investment
    Corporation, Ltd.                116,800          303,807
                                                 ------------
                                                    9,251,567
                                                 ------------
SOUTH KOREA -- 2.3%
  Hyundai Motor Co., Ltd.             11,420          233,877
  Kookmin Bank                        47,520        1,797,891
  Kookmin Credit Card Co.,
    Ltd.*                             14,000          532,927
  Korea Electric Power
    Corporation#                      69,590        1,149,679
  Korea Electric Power
    Corporation ADR                   19,183          175,524
  Korea Telecom Corporation           15,710          597,423
  Korea Telecom Corporation
    ADR                               77,382        1,573,176
  KT Freetel*                         21,000          684,279
  LG Chemical Investment,
    Ltd.*                                  9               56
  LG Chemical, Ltd.*                  25,482          421,952
  Pohang Iron & Steel Co.,
    Ltd. ADR                           1,600          148,611
  Pohang Iron & Steel Co.,
    Ltd.                              67,283        1,547,509
  S1 Corporation                      39,984          538,802
  S-Oil Corporation                   45,200          753,620
  Samsung Electronics Co.,
    Ltd.# 144A                        31,490        2,502,837
  Samsung Electronics Co.,
    Ltd. GDR#                         31,674        3,664,682
  Shinhan Financial Group Co.,
    Ltd.*                             14,960          199,884
  Shinsegae Co., Ltd.                  1,930          204,241
  SK Telecom Co., Ltd.                 2,610          532,531
  SK Telecom Co., Ltd. ADR            56,891        1,229,983
  Tae Young Corporation               10,000          300,723
                                                 ------------
                                                   18,790,207
                                                 ------------
SPAIN -- 2.9%
  Banco Bilbao Vizcaya Argenta
    S.A.                             115,100        1,424,505
  Banco Popular Espanol S.A.          49,800        1,635,287
  Banco Santander Central
    Hispano S.A.                     327,800        2,746,455
  Centros Comerciales
    Carrefour S.A.*                   97,000        1,167,676
  Endesa S.A.                         75,000        1,173,294

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES          VALUE
                                --------------   ------------
  Grupo Dragados S.A.                100,000     $  1,338,236
  Iberdrola S.A.                     205,800        2,678,962
  Inditex S.A.*                       61,100        1,164,747
  Repsol YPF S.A.                    176,427        2,573,077
  Telefonica S.A.*                   506,490        6,778,034
                                                 ------------
                                                   22,680,273
                                                 ------------
SRI LANKA -- 0.0%
  Development Finance
    Corporation of Ceylon            168,000          207,385
                                                 ------------
SWEDEN -- 1.1%
  Assa Abloy AB                       58,374          840,299
  Electrolux AB                       91,900        1,371,094
  Foreningssparbanken AB              81,600        1,011,279
  Nordea AB*                         400,000        2,112,471
  SKF AB                              49,800          977,989
  Telefonaktiebolaget LM
    Ericsson                         197,700        1,074,283
  Volvo AB                            69,500        1,166,097
                                                 ------------
                                                    8,553,512
                                                 ------------
SWITZERLAND -- 3.3%
  Compagnie Financiere
    Richemont AG                      76,969        1,430,168
  Credit Suisse Group                124,425        5,305,876
  Holcim, Ltd.                         6,491        1,399,622
  Nestle S.A.                         23,100        4,925,284
  Novartis AG                         58,651        2,119,545
  Roche Holding AG#                   38,358        2,737,728
  STMicroelectronics N.V.             31,700        1,003,939
  Swiss Reinsurance                   42,328        4,257,555
  Swisscom AG                          7,975        2,209,554
  UBS AG                               9,180          463,343
                                                 ------------
                                                   25,852,614
                                                 ------------
TAIWAN -- 1.1%
  Asustek Computer, Inc.              67,000          292,969
  Cathay Financial Holding
    Co., Ltd.                        107,726          175,489
  China Steel Corporation            501,000          195,445
  Compal Electronics, Inc.           235,750          297,803
  Faraday Technology
    Corporation*                      87,800          414,032
  Hon Hai Precision Industry
    Co., Ltd.                         85,000          388,682
  Phoenixtec Power Co., Ltd.         514,402          385,176
  Sunplus Technology Co., Ltd.       183,555          566,560
  Synnex Technology
    International Corporation        182,000          242,389
  Taiwan Semiconductor
    Manufacturing Co., Ltd.*       1,078,954        3,589,694
  United Microelectronics
    Corporation                      475,930          693,696
  United Microelectronics
    Corporation ADR*#                141,876        1,362,010
  Yageo Corporation                  201,000          148,208
                                                 ------------
                                                    8,752,153
                                                 ------------

                                    SHARES          VALUE
                                --------------   ------------
THAILAND -- 0.2%
  Advanced Info Service Public
    Co., Ltd.                        205,800     $    189,607
  Bangkok Bank PLC*                  241,300          268,687
  BEC World Public Co., Ltd.          62,500          285,440
  PTT Exploration and
    Production Public Co.,
    Ltd.                             197,900          501,125
  PTT PCL*                           151,400          118,094
  Thai Farmers Bank PLC*             414,600          204,347
                                                 ------------
                                                    1,567,300
                                                 ------------
TURKEY -- 0.1%
  Migros Turk T.A.S.               8,015,000          688,574
  Turkcell Iletisim
    Hizmetleri# A.S. ADR               6,893          141,513
                                                 ------------
                                                      830,087
                                                 ------------
UNITED KINGDOM -- 17.8%
  Antofagasta PLC                    175,000        1,342,255
  AstraZeneca PLC#                   231,160       10,552,896
  BAE Systems PLC                  1,251,866        5,639,034
  BG Group PLC                     2,288,000        9,323,957
  BHP Billiton PLC                    40,000          203,176
  BOC Group PLC*                     105,000        1,619,875
  Boots Company PLC                  554,500        4,717,070
  BP PLC                             200,000        1,554,381
  Brambles Industries PLC*           518,700        2,566,737
  British Airways PLC*             1,259,400        3,574,247
  BT Group PLC*                      263,796          971,348
  Cable & Wireless PLC               942,500        4,533,557
  Cadbury Schweppes PLC              300,000        1,912,413
  Centrica PLC                       122,500          395,800
  Colt Telecom Group PLC*            213,237          353,797
  Compass Group PLC*                  81,500          610,873
  CRH PLC*                            25,000          439,624
  Dimension Data Holdings PLC*       159,600          192,796
  Elan Corporation PLC*#               9,100          410,046
  Enterprise Oil PLC                 440,000        2,984,179
  GKN PLC                            518,700        2,000,545
  GlaxoSmithKline PLC*               300,462        7,534,615
  Granada PLC                        230,687          481,794
  GUS PLC                            428,518        4,022,676
  Hays PLC                           638,700        1,933,510
  HBOS PLC                           385,100        4,461,417
  HSBC Holdings PLC                  180,139        2,113,144
  Johnson Matthey PLC*               125,000        1,735,580
  Kingfisher PLC                     236,363        1,379,463
  Lloyds TSB Group PLC               685,800        7,445,992
  Marks & Spencer PLC                585,075        3,074,008
  mmO2 PLC*                          263,796          332,101
  National Grid Group PLC             60,000          373,750
  P & O Princess Cruises PLC         550,000        3,201,909
  Pearson PLC*                        95,200        1,095,973
  Peninsular & Oriental Steam
    Navigation Company               500,000        1,730,122
  Prudential PLC                      97,700        1,131,863

                       See Notes to Financial Statements.

                                    SHARES          VALUE
                                --------------   ------------
  Reckitt Benckiser PLC              225,000     $  3,274,679
  Reed International PLC             486,089        4,032,523
  Reuters Group PLC                  105,000        1,039,165
  Rio Tinto PLC                      233,900        4,479,942
  Royal & Sun Alliance
    Insurance Group PLC              274,600        1,577,644
  Royal Bank of Scotland Group
    PLC                              111,600        2,715,731
  Safeway PLC                        268,000        1,248,162
  Scottish Power PLC                 250,000        1,382,642
  Shell Transport & Trading
    Company PLC                      779,300        5,353,440
  Smiths Group PLC                   125,100        1,232,629
  Trinity Mirror PLC*                310,000        1,843,062
  Unilever PLC                       491,000        4,030,388
  Vodafone Group PLC               4,330,976       11,330,286
                                                 ------------
                                                  141,486,816
                                                 ------------
VENEZUELA -- 0.0%
  Compania Anonima Nacional
    Telefonos de Venezuela ADR        17,275          242,714
                                                 ------------
TOTAL FOREIGN COMMON STOCK
  (Cost $836,734,674)                             760,891,876
                                                 ------------
FOREIGN PREFERRED STOCK -- 0.1%
BRAZIL -- 0.1%
  Petroleo Brasileiros S.A.           24,800          563,409
  Telemar Norte Leste S.A.*        6,900,000          179,153
                                                 ------------
TOTAL FOREIGN PREFERRED STOCK
  (Cost $803,784)                                     742,562
                                                 ------------
SHORT-TERM INVESTMENTS -- 3.5%
  AB Funds Trust -- Money
    Market Fund
  (Cost $27,765,279)              27,765,279       27,765,279
                                                 ------------
TOTAL INVESTMENTS -- 99.3%
  (Cost $865,464,602)                             789,557,564
OTHER ASSETS LESS LIABILITIES -- 0.7%               5,883,658
                                                 ------------
NET ASSETS -- 100.0%                             $795,441,222
                                                 ============

                       See Notes to Financial Statements.

MONEY MARKET FUND

Money market funds were impacted during the reporting period by the decline in rates on the short end of the yield curve in response to the aggressive Federal Reserve campaign to lower interest rates for the purpose of stimulating an ailing economy. Furthermore, demand for money market type funds also increased subsequent to the terrorist attack on September 11, as investors sought safety and protection of principal. In general, as short-term rates decline, returns on money market instruments follow suit.

The Fund is comprised of a broad range of high quality short-term money market instruments and utilizes a disciplined approach for the purpose of maintaining a constant $1.00 net asset value. During the reporting period, the portfolio was structured in anticipation of lower rates. For the majority of the fourth quarter, investments maturing in January were minimized in an attempt to reduce reinvestment pressures at the beginning of 2002. Early during the fourth quarter, an average weighted maturity in the range of 50 to 60 days was typically targeted in an effort to manage the Fund's appreciation level in the event the money market curve continued to shift downward. A slightly longer average weighted maturity of 60-65 days was maintained as the period progressed. At period end, liquidity was increased in anticipation of a rise in rates on overnight securities and in an effort to meet a possible increase in redemptions. The increase in liquidity drove the average weighted maturity at period end to 56 days. At the end of the fourth quarter, major sector holdings included commercial paper and variable rate obligations.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                    RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS
                                    ----------------    -------------------    ------------
  Since Inception (8/27/01 --
     12/31/01)                          0.94%**               0.66%**            0.81%**

                                  SALOMON BROTHERS 90 DAY TREASURY BILL INDEX
                                  -------------------------------------------
  Since Inception (8/27/01 --
     12/31/01)                                       1.02%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                                                 SALOMON BROTHERS 90 DAY TREASURY
                                                                      RETIREMENT CLASS                     BILL INDEX*
                                                                      ----------------           --------------------------------
Aug 27 2001                                                               10000.00                           10000.00
Sep 2001                                                                  10033.10                           10036.30
Oct 2001                                                                  10056.60                           10062.60
Nov 2001                                                                  10078.60                           10084.00
Dec 2001                                                                  10094.00                           10101.70

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Salomon Brothers 90-Day Treasury Bill Index.

*The Salomon Brothers 90-Day Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001                  PAR           VALUE
-----------------              -----------   --------------
AGENCY OBLIGATIONS -- 5.7%
  Federal Home Loan Mortgage
    Corporation
    3.46%, 04/17/02            $ 4,500,000   $    4,454,155
    1.88%, 11/07/02              5,000,000        4,919,056
  Federal National Mortgage
    Association
    4.25%, 03/04/02             35,000,000       34,743,819
    6.75%, 08/15/02 #           12,500,000       12,722,781
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $56,839,811)                             56,839,811
                                             --------------
CERTIFICATES OF DEPOSIT -- 15.2%
  Canadian Imperial Bank of
    Commerce N.Y.
    4.27%, 04/23/02             13,000,000       12,999,980
    4.30%, 04/23/02             15,000,000       14,999,553
    3.60%, 09/20/02              5,000,000        4,999,650
  Citibank N.A.
    2.09%, 02/04/02             16,000,000       16,000,000
  Foreningssparbanken
    (Swedbank)
    3.67%, 10/04/02              5,000,000        4,999,631
  Natexis Banques Populaire
    N.Y.
    2.07%, 02/06/02             30,000,000       30,000,000
  Royal Bank of Canada
    3.81%, 07/26/02             11,000,000       10,998,188
  Svenska Handelsbanken
    4.04%, 07/12/02              5,000,000        5,000,255
  Toronto Dominion Bank N.Y.
    3.88%, 07/26/02             10,000,000        9,990,584
    4.05%, 07/30/02              5,000,000        4,997,057
    2.05%, 11/13/02             12,000,000       11,974,237
  Washington Mutual Bank
    1.90%, 03/18/02             20,000,000       20,000,000
  Westdeutsche Landesbank
    N.Y.
    2.65%, 11/29/02              5,000,000        5,000,000
                                             --------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $151,959,135)                           151,959,135
                                             --------------
COMMERCIAL PAPER -- 49.8%
  AB Spintab
    1.81%, 03/19/02             40,000,000       39,845,144
  American Home Products
    1.85%, 02/22/02             35,000,000       34,906,472
  American Home Products
    Corporation
    1.95%, 03/08/02             12,000,000       11,957,100
  Amstel Funding Corporation
    1.95%, 02/13/02             48,000,000       47,888,200
  Amsterdam Funding
    Corporation
    1.88%, 01/17/02             15,000,000       14,987,467

                                   PAR           VALUE
                               -----------   --------------
  Bear Stearns Companies,
    Inc.
    1.89%, 01/18/02            $25,000,000   $   24,977,687
    1.91%, 02/08/02             20,000,000       19,959,678
  Countrywide Home Loans,
    Inc.
    1.85%, 01/02/02             50,000,000       49,997,431
  Crown Point Capital Co. LLC
    2.11%, 01/11/02             30,202,000       30,184,298
  DEPFA Bank Europe PLC
    1.93%, 03/06/02              5,000,000        4,982,844
  Emerald Corporation
    2.01%, 01/24/02             25,000,000       24,967,896
    2.07%, 02/22/02             12,000,000       11,964,120
  Fairway Finance Corporation
    2.00%, 01/18/02             30,000,000       29,971,667
  Four Winds Funding
    Corporation
    2.04%, 01/10/02             35,000,000       34,982,150
  General Electric Capital
    Corporation
    2.00%, 05/07/02             20,000,000       19,860,000
  Landesbank Schleswig-
    Holstein Girozentrale
    1.80%, 03/12/02             45,000,000       44,842,500
  Tyco International Group
    S.A.
    2.25%, 01/02/02             50,000,000       49,996,875
                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $496,271,529)                           496,271,529
                                             --------------
CORPORATE BONDS -- 3.7%
  American Express Credit
    Corporation
    6.50%, 08/12/02              4,000,000        4,062,270
  Goldman Sachs Group, Inc.
    3.59%, 05/06/02@            10,000,000       10,000,000
    3.61%, 05/31/02@            15,000,000       15,000,000
  Merrill Lynch & Co., Inc.
    4.30%, 04/24/02              8,000,000        8,000,000
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $37,062,270)                             37,062,270
                                             --------------
TIME DEPOSITS -- 4.5%
  National City Bank Indiana
    1.50%, 01/02/02
    (Cost $45,110,000)          45,110,000       45,110,000
                                             --------------
VARIABLE RATE OBLIGATIONS -- 22.8%
  American Express Centurion
    Bank
    1.87%, 01/16/02++           30,000,000       30,000,000
  American Honda Finance
    Corporation
    2.01%, 02/15/02 144A++      20,000,000       20,000,474
  Citigroup, Inc.
    1.91%, 01/14/02++           25,000,000       25,000,000
  First Union Corporation
    2.15%, 02/11/02++           44,990,000       45,011,004
  Fleetboston Financial Corp
    2.37%, 02/01/02++           10,000,000       10,006,105

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  J.P. Morgan Chase & Co.
    2.55%, 01/25/02++          $12,500,000   $   12,500,000
  Merrill Lynch & Co., Inc.
    2.64%, 01/02/02++           25,000,000       25,010,258
  Natexis Banque N.Y.
    1.88%, 01/28/02++           18,000,000       17,997,594
  Salomon Smith Barney
    Holdings
    2.49%, 01/24/02++            8,500,000        8,509,638
  Washington Mutual Bank F.A.
    1.92%, 05/15/02++           25,000,000       25,000,273
  Westpac Trust Securities
    N.Z.
    2.03%, 02/14/02++            8,000,000        8,001,197
                                             --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $227,036,543)                           227,036,543
                                             --------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $1,014,279,288)                       1,014,279,288
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.7)%                              (17,086,647)
                                             --------------
NET ASSETS -- 100.0%                         $  997,192,641
                                             ==============

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND

Although the financial markets were in a volatile and tumultuous state, the reporting period opened within an opportunistic climate for fixed income investors. Bond prices rallied for much of 2001 in the course of the Federal Reserve's easing efforts to stimulate an economy bound for recession. Higher demand for bonds was also advantageous as investors sought safety within this asset class. While the Federal Reserve continued their expansionary policy through year-end, bond yields across the intermediate segment of the yield curve rose in November amid positive economic news and a rallying equity market. Short-term yields continued their decline, staying in step with the federal funds rate, while longer-term yields remained relatively unchanged. Within the fixed income market, this period will be remembered for several notable points -- the lowest federal funds rate in roughly 40 years and the U.S. Treasury suspending the sale of the bellwether 30-year Treasury bond.

The Fund, comprised of high quality, fixed income securities primarily with shorter maturities, benefited greatly during the reporting period in response to an aggressive funds easing campaign implemented by the Federal Reserve. Short-term yields continuously declined, which given the inverse relationship between yields and bond prices, pushed bond prices to higher levels. Higher bond prices coupled with the collection of interest income from coupon payments resulted in favorable returns for the reporting period. For the calendar year 2001, short-term bonds, as measured by the Merrill Lynch 1-3 Year Treasury Index, generated a return of 8.3%, a level well above its long-term average.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                                                               MERRILL LYNCH 1-3
                                                   RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    YEAR TREASURY INDEX
                                                   ----------------    -------------------    ------------    -------------------
  Since Inception (8/27/01 -- 12/31/01)                1.96%**               1.54%**            1.54%**               2.68%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                                      RETIREMENT CLASS                        INDEX*
                                                                      ----------------           -------------------------------
Aug 27 2001                                                               10000.00                           10000.00
Sep 2001                                                                  10150.40                           10189.90
Oct 2001                                                                  10256.40                           10286.20
Nov 2001                                                                  10217.10                           10264.00
Dec 2001                                                                  10196.00                           10267.60

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

      DECEMBER 31, 2001            PAR           VALUE
      -----------------        -----------    ------------
AGENCY OBLIGATIONS -- 4.0%
  Federal Home Loan Bank
    System
    4.88%, 04/16/04            $ 7,000,000    $  7,206,262
  Federal Home Loan Mortgage
    Corporation
    2.28%, 01/10/02++++             55,000          54,968
    1.94%, 03/27/02              2,600,000       2,587,982
    7.00%, 07/15/05#             3,600,000       3,915,208
  Federal National Mortgage
    Association
    7.00%, 07/15/05#             6,900,000       7,507,676
    5.50%, 02/15/06              2,100,000       2,165,012
  Government National
    Mortgage Association
    7.50%, 01/23/31              9,000,000       9,267,188
                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $32,704,082)                            32,704,296
                                              ------------
ASSET-BACKED SECURITIES -- 21.1%
  Aames Mortgage Trust
    2.35%, 01/15/02 STEP++       1,060,906       1,062,317
  Aerco Limited
    2.36%, 01/15/02++            2,000,000       2,001,800
  American Express Credit
    Account Master Trust
    2.21%, 01/15/02++            4,100,000       4,103,450
  AmeriCredit Automobile
    Receivables Trust
    5.37%, 06/12/08              3,000,000       3,061,018
  Bayview Financial
    Acquisition Trust
    2.32%, 01/25/02 144A++       2,000,000       2,006,875
    7.01%, 05/25/29 144A         1,482,722       1,535,260
  Business Loan Express
    7.34%, 01/15/25 144A++       1,596,455       1,592,464
  Capital One Auto Finance
    Trust
    5.40%, 05/15/08              2,000,000       2,053,789
  Capital One Master Trust
    3.85%, 08/15/07              5,000,000       4,951,358
  Captec Franchise Trust
    6.50%, 05/25/05 144A         1,983,594       2,014,224
  Chase Commercial Mortgage
    Securities Corporation
    7.03%, 10/15/08              1,050,972       1,112,303
  Chase Manhattan Auto Owner
    Trust
    3.99%, 01/15/04              4,000,000       4,040,617
  Chevy Chase Auto
    Receivables Trust
    6.20%, 03/20/04                225,772         226,268
  CNH Equipment Trust
    7.14%, 08/15/04                352,569         358,077
  Conseco Finance
    2.27%, 01/15/02++            1,324,459       1,328,384

                                   PAR           VALUE
                               -----------    ------------
  Conseco Finance
    Securitizations
    Corporation
    8.07%, 12/01/30            $ 3,100,000    $  3,288,006
    7.30%, 05/01/31              3,400,000       3,510,880
  Copelco Capital Funding
    Corporation
    6.61%, 12/18/02                608,982         613,859
  Credit Card Master Trust
    5.95%, 10/07/04              3,164,000       3,291,773
  Daimler Chrysler Auto Trust
    6.11%, 11/08/04              1,700,000       1,762,042
    6.66%, 01/08/05              4,000,000       4,146,872
  Dealer Auto Receivables
    Trust
    7.07%, 05/17/04              1,100,000       1,130,218
  Equity One ABS, Inc.
    7.55%, 02/25/32              1,400,000       1,471,547
  FFCA Secured Lending
    Corporation
    7.27%, 02/18/11 144A         3,642,146       4,077,222
  First Bank Corporate Card
    Master Trust
    6.55%, 02/15/03              2,150,000       2,161,527
  First Security Auto Owner
    Trust
    7.30%, 07/15/04              1,782,383       1,824,140
  First USA Credit Card
    Master Trust
    6.42%, 03/17/05              4,000,000       4,092,103
    2.01%, 04/18/06++            7,600,000       7,604,346
  FMAC Loan Receivables Trust
    5.99%, 11/15/04 144A         1,181,113       1,191,683
  Ford Credit Auto Owner
    Trust
    6.62%, 07/15/04              1,490,000       1,547,844
    7.32%, 08/15/04              3,000,000       3,162,116
    4.83%, 02/15/05              4,400,000       4,496,085
  GMAC Mortgage Corporation
    Loan Trust
    7.17%, 08/25/15              3,500,000       3,606,172
  Green Tree Financial
    Corporation
    6.06%, 04/01/18              2,500,000       2,577,276
    6.04%, 11/01/29              2,292,885       2,346,206
  Honda Auto Receivables
    Owner Trust
    4.11%, 10/20/03              4,500,000       4,548,434
  Household Finance
    Corporation
    2.38%, 02/01/02++            2,250,000       2,246,558
  Huntington Auto Trust
    7.33%, 07/15/04              4,097,892       4,206,654
  MBNA Master Credit Card
    Trust
    6.35%, 12/15/06#             4,100,000       4,321,765

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
  Mellon Auto Grantor Trust
    7.18%, 10/15/06            $ 2,107,368    $  2,194,958
    6.39%, 07/15/07              3,498,031       3,639,689
  MMCA Automobile Trust
    7.55%, 04/15/06              3,000,000       3,153,002
  Newcourt, Inc.
    5.24%, 12/20/02                  3,905           3,905
  Nissan Auto Receivables
    Owner Trust
    7.27%, 11/15/04              3,175,000       3,360,057
    4.99%, 02/15/05              3,150,000       3,222,866
    4.31%, 05/16/05              3,100,000       3,136,813
    5.35%, 10/15/06              3,275,000       3,377,562
    4.80%, 02/15/07              4,225,000       4,254,047
  NPF XII, Inc.
    7.05%, 06/01/03 144A         4,700,000       4,790,122
  PBG Equipment Trust
    6.27%, 01/20/12 144A         2,166,055       2,257,020
  Peoplefirst.com Auto
    Receivables Owner Trust
    7.41%, 12/15/06              4,000,000       4,221,616
  Sequoia Mortgage Trust
    5.25%, 01/25/02++            1,877,899       1,858,533
  SLM Student Loan Trust
    4.57%, 01/25/07++            2,710,891       2,713,789
    4.54%, 01/25/09++            6,884,509       6,885,806
  Small Business
    Administration
    5.13%, 06/25/13++              288,619         293,115
    6.95%, 11/10/16              3,257,451       3,436,139
  SVO Timeshare Mortgage
    Corporation
    5.47%, 12/15/11 144A         3,944,704       4,015,816
  The Money Store Business
    Loan Backed Certificates
    2.90%, 01/15/02++            1,025,354       1,017,264
  The Money Store Home Equity
    Trust
    7.50%, 01/15/26              1,744,032       1,795,823
  TMS SBA Loan Trust
    4.62%, 01/02/02++            1,364,820       1,338,984
    5.21%, 01/02/02++              818,892         808,770
    5.83%, 01/02/02++            1,077,534       1,059,905
  USAA Auto Owner Trust
    3.20%, 02/15/06              4,850,000       4,817,400
                                              ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $169,723,377)                          172,326,533
                                              ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 32.9%
  Bank One Mortgage-Backed
    Pass-Through
    6.69%, 01/02/02++            1,672,250       1,704,364
  Bayview Financial
    Acquisition Trust
    2.32%, 01/25/02 144A++       1,424,953       1,424,953
  Bear Stearns Adjustable
    Rate Mortgage Trust
    6.91%, 01/01/02++            1,710,780       1,714,710

                                   PAR           VALUE
                               -----------    ------------
    6.96%, 01/01/02++          $ 2,791,928    $  2,804,511
    7.48%, 01/02/02++            2,602,386       2,638,555
    6.67%, 09/25/31++            6,087,980       6,153,773
    6.56%, 01/25/32              2,763,591       2,771,672
  Chase Mortgage Finance
    Corporation
    6.50%, 07/25/28              3,046,544       3,095,807
  Countrywide Funding
    Corporation
    6.50%, 11/25/08              3,000,000       3,091,260
  Countrywide Home Loans
    7.25%, 12/25/27              3,000,000       2,936,144
    6.05%, 04/25/29              6,000,000       6,132,239
    7.75%, 04/25/30                743,370         748,678
    6.05%, 06/19/31++            2,094,705       2,110,415
  Credit-Based Asset
    Servicing and
    Securitization
    2.42%, 01/25/02++            2,878,602       2,879,651
  Federal Home Loan Mortgage
    Corporation
    6.87%, 01/01/02++            3,234,413       3,288,375
    6.89%, 01/01/02                466,472         476,828
    7.59%, 01/01/02++            2,312,281       2,361,683
    10.00%, 10/01/02                 6,462           6,579
    9.50%, 10/01/04                 87,386          91,592
    9.50%, 12/01/04                 77,479          81,207
    9.50%, 01/01/05                 78,552          82,333
    9.50%, 06/01/05                 59,764          63,051
    10.00%, 12/01/05                20,848          21,226
    8.00%, 03/01/06                 25,652          26,854
    7.00%, 05/01/06                 10,327          10,646
    8.75%, 08/01/06                 26,793          28,233
    6.50%, 08/15/07              2,621,981       2,706,042
    8.50%, 12/01/07                 52,155          55,138
    8.50%, 01/01/08                 37,784          39,945
    8.00%, 05/01/08                 76,891          80,351
    8.50%, 06/01/08                 56,434          59,679
    8.25%, 07/01/08                 90,762          96,293
    8.75%, 07/01/08                 40,867          44,124
    8.00%, 01/01/09                 25,660          27,023
    7.50%, 03/01/09                191,685         199,413
    5.50%, 04/01/09              3,848,073       3,875,730
    6.00%, 06/01/09              1,602,432       1,633,979
    6.00%, 07/01/10              3,609,691       3,667,220
    6.50%, 06/01/11              4,210,033       4,319,230
    16.25%, 07/01/11                 4,542           5,567
    15.25%, 08/01/11                 5,513           6,624
    13.25%, 05/01/14                 3,255           3,762
    6.50%, 12/01/16              3,100,000       3,204,831
    10.75%, 02/01/19               321,188         357,622
    2.60%, 09/20/25++            3,041,836       3,063,650
  Federal Home Loan Mortgage
    Corporation STRIP
    6.93%, 06/01/28              1,391,206       1,391,206
  Federal Housing Authority
    7.43%, 09/01/22                641,651         630,931

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------    ------------
  Federal National Mortgage
    Association
    5.64%, 01/01/02++          $   357,916    $    364,200
    7.04%, 01/01/02++            3,305,882       3,402,288
    7.07%, 01/02/02++            1,585,776       1,635,214
    7.12%, 01/02/02++              696,416         705,687
    7.00%, 06/01/04                 50,641          51,702
    7.50%, 07/01/07              1,350,852       1,414,595
    6.00%, 08/01/08              1,689,086       1,732,896
    6.50%, 11/01/08              2,509,878       2,599,293
    8.50%, 02/01/09              1,947,646       2,086,415
    7.50%, 05/01/09                803,313         835,947
    5.50%, 06/01/09              2,541,097       2,556,184
    5.50%, 07/01/09              1,874,025       1,885,152
    8.00%, 10/01/09                348,463         366,322
    6.00%, 11/01/10              4,106,851       4,183,855
    6.00%, 03/01/11              1,166,325       1,186,372
    6.00%, 08/01/11              2,008,664       2,043,188
    5.50%, 04/01/13              2,003,215       1,984,435
    6.00%, 05/01/13              1,850,123       1,881,922
    5.50%, 12/01/14              2,981,085       2,957,795
    5.50%, 04/01/16              1,353,655       1,332,082
    6.80%, 03/01/24                408,920         415,879
    9.00%, 05/01/25              1,144,357       1,246,991
    9.00%, 07/01/25              1,522,142       1,658,659
  First Republic Mortgage
    Loan Trust
    6.23%, 06/25/30++            3,124,497       3,097,295
  GE Capital Mortgage
    Services, Inc.
    7.50%, 11/25/30                430,064         432,475
  Government National
    Mortgage Association
    6.75%, 01/01/02++            2,224,075       2,293,716
    7.63%, 01/01/02++            1,048,811       1,078,779
    2.50%, 01/16/02++            3,343,563       3,379,290
    7.25%, 11/15/03                 13,797          14,155
    8.25%, 08/15/04                 11,767          12,341
    8.25%, 03/15/06                 13,789          14,668
    8.25%, 04/15/06                  1,194           1,271
    8.25%, 05/15/06                 33,425          35,556
    7.00%, 10/15/07                 12,958          13,578
    7.00%, 11/15/07                270,045         282,957
    7.00%, 12/15/07                159,913         167,560
    7.00%, 01/15/08                  8,725           9,169
    7.00%, 05/15/08                130,905         137,574
    7.00%, 06/15/08                 23,549          24,748
    7.00%, 07/15/08                500,284         525,767
    7.00%, 08/15/08                309,633         325,406
    7.00%, 09/15/08                619,801         651,372
    7.00%, 09/18/08                334,338         351,368
    7.00%, 11/15/08                621,949         653,630
    6.00%, 12/15/08              1,421,592       1,458,465
    7.00%, 04/15/09                135,070         141,866
    7.00%, 10/15/09              1,909,668       2,005,748
    6.00%, 02/15/11              2,125,277       2,169,111

                                   PAR           VALUE
                               -----------    ------------
    13.50%, 02/15/11           $     5,027    $      5,844
    7.00%, 05/12/12                315,136         329,317
    7.00%, 05/15/12              1,156,754       1,208,808
    6.75%, 07/20/27++              425,219         437,154
    8.50%, 10/15/29                440,364         471,052
    8.50%, 01/15/30                424,241         449,297
    8.50%, 03/15/30                361,452         382,800
    8.50%, 04/15/30              1,344,626       1,424,043
    8.50%, 05/15/30              2,235,749       2,367,798
    8.50%, 06/15/30              2,038,711       2,159,122
    8.50%, 07/15/30              4,914,651       5,204,924
    8.50%, 08/15/30              1,335,406       1,414,278
    8.50%, 09/15/30                 92,134          97,576
    8.50%, 10/15/30              1,958,068       2,073,716
    8.50%, 11/15/30              2,617,991       2,772,616
    8.50%, 12/15/30              2,646,440       2,802,745
    8.50%, 01/15/31                845,799         895,226
    8.00%, 01/23/31             50,000,000      52,343,999
    8.50%, 02/15/31              2,096,810       2,219,342
    6.75%, 10/16/40              3,121,086       3,050,292
  GS Mortgage Securities
    Corporation II
    6.04%, 08/16/31 144A         2,931,799       2,908,411
  IFC SBA Loan-Backed ADJ
    Rate Certificate
    4.78%, 01/15/02 144A++       1,495,883       1,476,249
  Mellon Residential Funding
    Corporation
    6.75%, 01/25/13              2,030,064       2,093,666
  MLCC Mortgage Investors,
    Inc.
    2.28%, 01/15/02 STEP++       2,442,702       2,450,583
  Morgan Stanley Capital I
    6.22%, 06/03/30              2,929,074       3,043,299
  PNC Mortgage Securities
    Corporation
    2.56%, 01/25/02++            2,063,967       2,066,134
    7.75%, 07/25/30                499,523         502,929
    7.50%, 02/25/31              4,424,547       4,572,061
  Prudential Home Mortgage
    Securities
    7.30%, 06/25/24                762,335         765,606
  Residential Accredit Loans,
    Inc.
    7.75%, 10/25/30              2,286,600       2,360,594
  Residential Asset
    Securitization Trust
    8.00%, 02/25/30              2,116,351       2,189,831
  Residential Funding
    Mortgage Security I
    6.30%, 06/25/31++            3,703,664       3,708,914
  Resolution Trust
    Corporation
    6.56%, 01/01/02++            1,774,041       1,814,299
  Ryder Vehicle Lease Trust
    6.68%, 04/15/04              2,142,822       2,165,074
    6.10%, 09/15/08 144A           571,181         581,534

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
  Security National Mortgage
    Loan Trust
    5.79%, 01/25/02 144A@++    $ 2,355,662    $  2,378,271
  Structured Asset Mortgage
    Investments, Inc.
    6.13%, 11/25/13              2,403,540       2,460,287
  Structured Asset Securities
    Corporation
    7.50%, 06/28/31              3,175,375       3,261,736
  United Mortgage Securities
    Corporation
    6.73%, 01/01/02++            1,786,104       1,818,164
  Washington Mutual
    5.72%, 01/01/02++            3,802,227       3,770,845
    2.39%, 01/25/02++            3,104,532       3,108,443
  Washington Mutual Mortgage
    Securities Corporation
    6.76%, 07/25/31              2,278,100       2,306,577
  Wells Fargo Mortgage Backed
    Securities Trust
    6.13%, 07/25/31              3,200,000       3,209,984
  Wilshire Funding
    Corporation
    7.00%, 12/28/37                761,087         774,406
                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $264,706,534)                          267,916,483
                                              ------------
COMMERCIAL PAPER -- 4.9%
  Danske Corporation
    1.80%, 03/22/02                300,000         298,785
  ForeningsSparbanken AB
    2.05%, 03/28/02              6,500,000       6,467,798
  GE Capital, Inc.
    1.77%, 01/03/02              4,600,000       4,599,548
    3.01%, 01/22/02              3,000,000       2,994,646
    1.80%, 03/27/02              4,300,000       4,281,510
  Lloyd's Bank
    1.80%, 03/21/02              1,500,000       1,494,000
  Nestle Capital Corporation
    1.80%, 03/26/02             10,500,000      10,455,375
  Nestle Finance France S.A.
    1.79%, 03/26/02              4,000,000       3,983,094
  UBS Finance (DE) LLC
    2.02%, 03/28/02              4,400,000       4,378,521
  UBS Finance, Inc.
    1.80%, 03/27/02              1,400,000       1,393,980
                                              ------------
TOTAL COMMERCIAL PAPER
  (Cost $40,349,161)                            40,347,257
                                              ------------
CORPORATE BONDS -- 22.2%
  AIF, Inc.
    8.00%, 06/15/26++            2,185,010       2,178,193
  Associates Corporation of
    North America
    5.75%, 11/01/03              2,500,000       2,606,363

                                   PAR           VALUE
                               -----------    ------------
  AT&T Corporation
    4.88%, 11/21/03            $ 3,000,000    $  2,663,157
    5.63%, 03/15/04              5,000,000       5,066,760
    6.50%, 11/15/06 144A++       2,180,000       2,218,948
  Bear Stearns Co., Inc.
    6.79%, 03/29/02++            5,000,000       4,999,944
  Capital One Bank
    6.62%, 08/04/03              5,770,000       5,884,483
  Carolina Power & Light Co.
    2.83%, 01/28/02++            1,000,000         996,637
  Central Power & Light
    3.98%, 02/22/02++            1,000,000       1,000,542
  Citigroup, Inc.
    5.70%, 02/06/04              3,000,000       3,120,114
  Clear Channel
    Communications
    2.42%, 03/15/02++            2,500,000       2,503,483
  Countrywide Home Loans,
    Inc.
    5.25%, 06/15/04              3,200,000       3,249,626
  DaimlerChrysler NA Holding
    Corporation
    2.64%, 03/15/02++            4,600,000       4,578,785
  Deutsche Telekom
    International Finance BV
    7.75%, 06/15/05#             3,000,000       3,250,974
  Dominion Resources, Inc.
    7.60%, 07/15/03              6,000,000       6,320,693
  Duke Energy Field Services
    LLC
    7.50%, 08/16/05#             1,800,000       1,882,719
  El Paso CGP Co.
    2.53%, 03/01/02 144A++       3,000,000       3,000,771
  Ford Motor Credit Co.
    4.20%, 01/18/02++            1,500,000       1,417,649
    4.16%, 04/01/02++            2,000,000       1,891,670
    2.42%, 06/23/03++            1,000,000         980,204
    6.70%, 07/16/04              3,000,000       3,044,235
    7.50%, 03/15/05              1,975,000       2,045,851
    6.88%, 02/01/06              6,910,000       6,926,024
  Fred Meyer Holding Co.,
    Inc.
    7.38%, 03/01/05              2,000,000       2,113,392
  GATX Financial Corporation
    4.68%, 02/01/02++            2,300,000       2,205,463
  General Electric Capital
    Corporation
    1.82%, 03/26/02              5,200,000       5,177,654
  General Electric Capital
    Corporation
    6.75%, 09/11/03#             3,100,000       3,269,452

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------    ------------
  General Motors Acceptance
    Corporation
    4.07%, 01/05/02++          $ 1,800,000    $  1,737,380
    4.48%, 01/22/02++           11,400,000      11,157,089
    6.38%, 01/30/04              3,000,000       3,091,584
    7.63%, 06/15/04                800,000         849,094
    6.75%, 01/15/06#             3,300,000       3,357,265
  Golden West Financial
    Corporation
    5.50%, 08/08/06              3,000,000       2,967,900
  GTE California, Inc.
    6.75%, 03/15/04              3,150,000       3,316,622
  Heller Financial, Inc.
    7.50%, 08/23/02              1,800,000       1,861,641
  International Bank
    6.02%, 06/21/04              1,200,000       1,262,064
  International Lease Finance
    Corporation
    5.25%, 05/03/04              3,000,000       3,045,672
  Kellogg Co.
    5.50%, 04/01/03              6,800,000       6,968,898
  Lehman Brothers, Inc.
    7.25%, 04/15/03#             1,020,000       1,069,747
  Merrill Lynch & Co., Inc.
    5.46%, 05/07/04              3,000,000       3,093,900
  New York Telephone Co.
    6.50%, 03/01/05#             2,300,000       2,401,757
  Niagara Mohawk Power
    Corporation
    7.75%, 05/15/06              5,000,000       5,359,270
  Paine Webber Group, Inc.
    7.88%, 02/15/03              2,300,000       2,430,794
  Premium Asset Trust
    2.48%, 02/27/02 144A++       4,000,000       4,008,828
  Procter & Gamble Co.
    6.60%, 12/15/04#             3,200,000       3,414,054
  Prudential Insurance Co. of
    America
    6.88%, 04/15/03 144A++++     1,400,000       1,445,112
  Public Service Enterprise
    Group
    4.42%, 02/21/02++            4,000,000       3,989,568
  Qwest Capital Funding, Inc.
    5.88%, 08/03/04 144A         3,000,000       2,971,443
  Safeway, Inc.
    7.00%, 09/15/02              3,000,000       3,086,526
  SPARC International Paper,
    Inc.
    5.09%, 06/20/04 144A         3,000,000       2,961,000
  Turner Broadcasting System,
    Inc.
    7.40%, 02/01/04              3,000,000       3,193,887
  TXU Electrical Co.
    3.75%, 03/15/02 144A++       3,000,000       3,003,057
  Virginia Electric & Power
    Co.
    5.75%, 03/31/06#             3,000,000       3,033,195

                                   PAR           VALUE
                               -----------    ------------
  Washington Mutual Bank FA
    2.40%, 02/19/02++          $ 1,500,000    $  1,499,162
  Wells Fargo Financial, Inc.
    5.45%, 05/03/04#             3,000,000       3,101,232
  Worldcom, Inc.
    7.38%, 01/15/03 144A++       3,900,000       4,037,690
    7.88%, 05/15/03              3,000,000       3,137,406
                                              ------------
TOTAL CORPORATE BONDS
  (Cost $179,626,948)                          181,446,623
                                              ------------
FOREIGN BONDS -- 2.0%
CROATIA -- 0.2%
  Croatia Government
    International Bond
    6.25%, 01/31/02++            1,227,273       1,211,932
                                              ------------
FRANCE -- 0.6%
  France Telecom
    4.41%, 03/14/02 144A#++      4,700,000       4,737,370
                                              ------------
GERMANY -- 1.2%
  European Investment Bank
    5.63%, 02/03/05              4,300,000       4,456,492
    5.63%, 01/24/06              1,850,000       1,910,680
  MBNA America Bank
    2.40%, 03/10/02++            2,800,000       2,788,380
  Tyco International Group
    S.A.
    6.38%, 06/15/05                860,000         886,632
                                              ------------
                                                10,042,184
                                              ------------
TOTAL FOREIGN BONDS
  (Cost $15,953,767)                            15,991,486
                                              ------------
MUNICIPAL BONDS -- 0.2%
  Missouri Higher Education
    Loan Authority
    2.82%, 01/25/02++
    (Cost $1,543,711)            1,572,133       1,563,290
                                              ------------
                                 SHARES
                               -----------
SHORT-TERM INVESTMENTS -- 2.8%
  AB Funds Trust -- Money
    Market Fund
    (Cost $22,428,862)          22,428,862      22,428,862
                                              ------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 17.8%
  U.S. Treasury Bills
    0.00%, 02/07/02++++            185,000         184,702
                                              ------------
  U.S. Treasury Inflationary
    Index Bonds
    3.63%, 01/15/08             15,500,000      17,242,770
                                              ------------
  U.S. Treasury Notes
    5.75%, 10/31/02#++++        18,700,000      19,290,229
    4.25%, 03/31/03#             3,300,000       3,380,051
    5.50%, 03/31/03#            13,900,000      14,447,869
    6.00%, 08/15/04#            11,800,000      12,528,284
    5.88%, 11/15/04#            63,365,000      67,112,469

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
    6.75%, 05/15/05#           $   460,000    $    500,286
    5.75%, 11/15/05#             6,010,000       6,351,116
    8.75%, 11/15/08#             3,835,000       4,226,592
                                              ------------
                                               127,836,896
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $144,623,393)                          145,264,368
                                              ------------
TOTAL INVESTMENTS -- 107.9%
  (Cost $871,659,835)                          879,989,198
                                              ------------
                                NUMBER OF
                                CONTRACTS
                               -----------
WRITTEN OPTIONS -- (0.0%)
PUT OPTIONS -- 0.0%
  90-Day Eurodollar Futures,
    Strike Price 96.00,
    Expires 06/17/02
    (Cost $(13,403))                    18          (3,375)
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (7.9%)                       (64,115,251)
                                              ------------
NET ASSETS -- 100.0%                          $815,870,572
                                              ============

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

Although the financial markets were in a volatile and tumultuous state, the reporting period opened within an opportunistic climate for fixed income investors. Bond prices rallied for much of 2001 in the course of the Federal Reserve's easing efforts to stimulate an economy bound for recession. Higher demand for bonds was also advantageous as investors sought safety within this asset class. While the Federal Reserve continued their expansionary policy through year-end, bond yields across the intermediate segment of the yield curve rose in November amid positive economic news and a rallying equity market. Short-term yields continued their decline, staying in step with the federal funds rate, while longer-term yields remained relatively unchanged. Within the fixed income market, this period will be remembered for several notable points -- the lowest federal funds rate in roughly 40 years and the U.S. Treasury suspending the sale of the bellwether 30-year Treasury bond.

The Fund, a high quality, core fixed income portfolio, benefited greatly over the first three months of the reporting period in response to aggressive monetary policy and continued fears and uncertainty associated with an ailing economy. However, the climate shifted during the last two months of the year as intermediate-term yields increased, reflecting thoughts of a recovering economy that would eventually lead to future Federal Reserve tightenings and higher interest rates. The core fixed income market, as measured by the Lehman Brothers Aggregate Bond Index, generated a calendar year return of 8.4%, but was basically flat for the fourth quarter reflecting the diminishing favorable environment. Although investors maintained concerns over credit quality and future credit downgrades, the top-performing fixed income segment during the fourth quarter was the corporate sector evidencing a tightening in credit spreads.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                                                                               LEHMAN BROTHERS
                                                  RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    AGGREGATE BOND INDEX
                                                  ----------------    -------------------    ------------    --------------------
  Since Inception (8/27/01 -- 12/31/01)               1.49%**               0.89%**            1.30%**               1.77%

Performance is historical and is not indicative of future results

[LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                      RETIREMENT CLASS                        INDEX*
                                                                      ----------------            ------------------------------
Aug 27 2001                                                               10000.00                           10000.00
Sep 2001                                                                  10123.30                           10172.80
Oct 2001                                                                  10364.10                           10385.70
Nov 2001                                                                  10222.90                           10242.50
Dec 2001                                                                  10149.90                           10177.40

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

                                   PAR           VALUE
                               -----------   --------------
AGENCY OBLIGATIONS -- 3.1%
  Federal Home Loan Bank
    7.54%, 02/15/02++          $ 2,600,000   $    2,602,574
    3.63%, 10/15/04#               910,000          904,897
  Federal Home Loan Mortgage
    Corporation
    2.28%, 01/10/02++++            510,000          509,705
    5.25%, 01/15/06              1,230,000        1,256,803
    5.63%, 03/15/11#             2,180,000        2,164,532
    5.88%, 03/21/11              1,489,000        1,482,107
    5.50%, 09/15/11#               701,000          688,517
    6.75%, 03/15/31              5,000,000        5,333,445
  Federal National Mortgage
    Association
    0.00%, 02/21/02++++          3,200,000        3,192,579
  Funding Corporation
    Principle STRIPS
    0.00%, 11/30/17              1,130,000          388,569
    0.00%, 04/05/19                620,000          194,358
  Government National
    Mortgage Association
    8.00%, 01/24/32              5,000,000        5,207,812
  Resolution Funding
    Corporation STRIPS
    0.00%, 01/15/17              5,176,000        1,988,547
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $24,544,565)                             25,914,445
                                             --------------
ASSET-BACKED SECURITIES -- 10.6%
  AmeriCredit Automobile
    Receivables Trust
    7.15%, 08/12/04              2,097,273        2,163,506
    5.96%, 03/12/06              2,825,000        2,899,329
  Associates Automobile
    Receivables Trust
    6.82%, 02/15/05              5,000,000        5,145,659
  Bayview Financial
    Acquisition Trust
    3.041%, 11/25/30 144A++      3,700,000        3,712,719
    2.42%, 11/25/31 144A++       4,114,280        4,114,280
  Bear Stearns Asset Backed
    Securities, Inc.
    5.29%, 06/15/16              2,296,404        2,328,335
    2.43%, 06/01/31++            2,556,671        2,561,098
  Case Equipment Loan Trust
    5.77%, 08/15/05              5,350,202        5,460,898
  Conseco Finance
    Securitizations
    Corporation
    6.77%, 09/01/32              1,500,000        1,567,024
    11.02%, 02/01/33 IO         17,766,000        1,550,794
  CS First Boston Mortgage
    Securities Corporations
    2.16%, 01/15/02++            1,021,181        1,021,642
  Daimler-Benz Vehicle Trust
    5.22%, 12/22/03              4,524,554        4,574,019

                                   PAR           VALUE
                               -----------   --------------
  Delta Funding Home Equity
    Loan Trust
    2.33%, 01/15/02 STEP       $         1   $            1
  Embarcadero Aircraft
    Securitization Trust 144A
    2.38%, 08/15/25              2,600,000        2,340,000
  First USA Credit Card
    Master Trust
    6.42%, 03/17/05              2,500,000        2,557,565
  Fleet Home Equity Loan
    Trust
    2.31%, 05/30/31++            3,011,181        3,007,094
  Ford Credit Auto Owner
    Trust
    6.56%, 05/15/04              5,500,000        5,737,785
  Green Tree Home Improvement
    Loan Trust
    2.07%, 01/15/02 STEP           656,245          655,707
  MBNA Master Credit Card
    Trust
    6.40%, 01/18/05              2,500,000        2,563,541
  Mellon Residential Funding
    Corporation
    2.24%, 01/25/08++            2,394,237        2,393,363
  Metropolitan Asset Funding,
    Inc.
    2.57%, 01/25/02 STEP
      144A@                        979,562          976,231
  Option One Mortgage Loan
    Trust
    2.35%, 08/25/31++            3,086,854        3,088,116
  PPT Home Loan Trust
    5.26%, 07/15/30 144A         1,164,330        1,169,371
  Provident Bank Home Equity
    Loan Trust
    2.69%, 08/25/31++            1,714,248        1,715,105
  Residential Asset
    Securities Corporation
    2.34%, 05/25/08++            3,046,775        3,042,844
    7.21%, 08/25/16                891,623          896,439
    2.35%, 04/25/28++              396,494          396,561
  Residential Funding
    Mortgage Securities II
    5.42%, 07/25/09              2,102,162        2,121,081
    2.21%, 10/25/12++            2,088,796        2,087,950
    8.09%, 03/25/20              1,700,000        1,816,160
    7.18%, 12/25/22              1,140,513        1,179,415
  Salomon Brothers Mortgage
    Securities VII
    2.35%, 01/25/02 STEP           193,149          192,375
  Saxon Asset Securities
    Trust
    7.55%, 10/25/26              1,000,000        1,058,930
  Sears Credit Account Master
    Trust
    6.45%, 10/16/06              2,333,334        2,375,375
  Spiegel Credit Card Master
    Note Trust
    2.38%, 03/15/10++            6,000,000        6,001,928

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Student Loan Marketing
    Association
    3.69%, 01/25/02++          $   243,614   $      244,057
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A         1,217,233        1,239,176
  World Financial Network
    Credit Card Master
    2.32%, 01/15/02++            1,000,000          995,876
  Xerox Equipment Lease Owner
    Trust
    4.53%, 02/15/08 144A++         516,456          518,232
                                             --------------
TOTAL ASSET-BACKED SECURITIES
    (Cost $86,513,538)                           87,469,581
                                             --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 57.9%
  Bank of America Corporation
    3.32%, 09/17/25              3,610,000        3,591,371
  Bear Stearns Adjustable
    Rate Mortgage Trust
    6.40%, 01/01/02              2,434,014        2,442,843
    7.49%, 01/01/02                747,812          758,205
  Cento Trust
    3.62%, 03/01/02 144A@           49,577           49,833
  COMM
    2.31%, 04/15/13 144A++         560,000          558,393
    2.34%, 04/15/13 144A++       1,110,000        1,103,419
  Commercial Mortgage Asset
    Trust
    7.55%, 01/17/10                440,000          476,157
  Countrywide Alternative
    Loan Trust
    6.75%, 08/25/28 STEP         1,799,124        1,825,391
  Countrywide Funding
    Corporation
    6.63%, 02/25/24                180,000          171,027
  Countrywide Home Loans
    7.75%, 04/25/30                331,862          334,231
  Credit-Based Asset
    Servicing and
    Securitization
    2.71%, 08/25/33++            2,897,084        2,898,687
  CS First Boston Mortgage
    Securities Corporation
    2.47%, 01/15/02 144A++       2,300,000        2,300,000
    3.01%, 01/25/02++            1,059,947        1,062,539
  Federal Home Loan Bank
    6.50%, 01/01/32             22,900,000       22,928,625
  Federal Home Loan Mortgage
    Corporation
    8.00%, 10/01/07                  7,172            7,437
    6.90%, 12/01/10              4,415,000        4,647,612
    8.00%, 06/01/15                 45,954           47,648
    8.50%, 06/01/16                 90,496           96,774
    8.50%, 06/01/18                 90,637           96,925
    5.00%, 02/15/21              1,630,000        1,650,179
    7.00%, 03/15/21              5,000,000        5,136,201

                                   PAR           VALUE
                               -----------   --------------
    6.50%, 12/15/21            $ 7,130,773   $    7,292,286
    9.81%, 04/15/22 PO             341,877          305,609
    26.34%, 03/15/24 IO          4,658,874          353,202
    8.00%, 08/01/24                103,753          109,881
    6.50%, 01/15/25              1,393,649        1,424,212
    7.50%, 11/01/29                549,308          567,847
    7.50%, 12/01/29                909,572          940,270
    7.50%, 02/01/30                358,294          369,827
    7.50%, 10/01/30              3,540,934        3,654,908
    7.50%, 12/01/30                990,492        1,022,374
    7.50%, 02/01/31              1,861,973        1,921,005
    7.50%, 11/01/31                999,229        1,030,455
    6.00%, 01/14/32              3,000,000        2,937,180
  Federal National Mortgage
    Association
    2.96%, 01/18/02++            1,411,394        1,419,070
    6.50%, 05/25/08                500,000          518,280
    5.50%, 09/17/13              8,000,000        7,875,040
    8.00%, 06/01/15                635,522          667,099
    8.00%, 06/15/15                559,765          587,578
    8.00%, 07/01/15                647,879          680,071
    8.00%, 09/01/15                988,165        1,037,264
    6.00%, 02/19/16             25,000,000       24,961,000
    6.00%, 06/01/16                415,020          416,317
    5.50%, 01/17/17             15,000,000       14,746,950
    6.00%, 01/17/17             56,000,000       56,140,000
    6.50%, 01/17/17             10,000,000       10,193,800
    8.00%, 09/25/19              3,157,100        3,306,017
    11.35%, 08/25/21 IO              2,433           57,382
    3.85%, 10/25/21++            6,000,000        6,105,365
    9.97%, 10/25/21 IO               3,981           83,958
    5.01%, 03/25/22++            4,426,855        4,397,569
    9.50%, 05/01/22                 49,449           54,950
    9.50%, 07/01/24                 98,185          109,046
    7.50%, 06/25/27              2,147,464        2,176,842
    6.50%, 01/31/31              5,000,000        5,000,000
    6.50%, 06/01/31                 34,608           34,662
    6.00%, 01/01/32              9,040,000        8,839,402
    8.00%, 01/01/32              1,700,000        1,781,821
    7.50%, 01/14/32             41,000,000       42,307,081
    6.17%, 05/01/36              2,299,225        2,336,283
  FFCA Secured Lending
    Corporation
    12.83%, 07/18/20 IO 144A     2,723,270          219,169
  FHA Fifth Federal Reilly
    7.43%, 10/01/18                847,760          849,880
  First Nationwide Trust
    8.50%, 09/25/31              2,622,982        2,795,198
  First Union Commercial
    Mortgage Securities
    7.38%, 04/18/07              6,500,000        6,979,163
  GE Capital Mortgage
    Services, Inc.
    2.00%, 03/28/02              6,700,000        6,667,617
    7.50%, 11/25/30                183,006          184,032

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  General Motors Acceptance
    Corporation
    4.08%, 09/15/15 144A       $ 2,500,000   $    2,431,250
  GMAC Commercial Mortgage
    Securities, Inc.
    6.87%, 08/15/07                600,000          627,966
  GMACCM Mortgage Trust I
    2.87%, 01/20/02 144A++       2,786,231        2,782,609
  Government National
    Mortgage Association
    7.00%, 10/15/25                416,052          427,883
    7.00%, 01/15/26                511,474          524,740
    7.00%, 07/15/27              2,758,708        2,825,952
    7.00%, 12/15/27                 33,334           34,147
    7.00%, 01/15/28                333,920          341,642
    7.00%, 03/15/28              4,251,364        4,349,676
    7.00%, 07/15/28                571,643          584,863
    7.50%, 07/15/28                350,195          363,656
    6.50%, 08/15/28                602,471          605,860
    7.00%, 08/15/28                612,317          626,477
    7.50%, 08/15/28                556,358          577,743
    6.50%, 09/15/28              1,464,171        1,472,407
    7.00%, 10/15/28                656,608          671,792
    6.50%, 12/15/28              7,487,199        7,529,313
    7.50%, 12/15/28                271,791          282,238
    6.00%, 01/15/29                286,241          281,231
    7.50%, 03/15/29              1,047,166        1,086,108
    6.00%, 05/15/29                620,126          609,274
    7.50%, 09/15/29                982,327        1,019,165
    8.50%, 11/15/29                372,871          398,855
    7.00%, 11/20/29              1,905,041        1,935,608
    7.50%, 12/15/29              2,913,911        3,023,183
    6.50%, 01/25/30             35,350,000       35,471,604
    8.50%, 02/15/30                403,292          427,111
    8.50%, 04/15/30                349,334          369,967
    8.50%, 05/15/30                 19,578           20,734
    8.50%, 06/15/30                 31,192           33,034
    8.50%, 07/15/30                699,786          741,118
    8.50%, 08/15/30              1,394,057        1,476,394
    7.50%, 11/15/30              2,756,858        2,854,210
    8.50%, 11/15/30                460,698          487,909
    8.50%, 11/20/30              2,046,007        2,159,177
    7.50%, 01/15/31              2,727,081        2,821,676
    6.00%, 01/23/31              7,340,000        7,204,650
    7.50%, 01/23/31             15,850,000       16,394,922
    7.50%, 02/15/31              3,691,262        3,818,130
    7.00%, 09/20/31              3,931,064        4,012,142
    6.50%, 11/15/31              1,374,187        1,380,629
    6.00%, 01/24/32              3,000,000        2,944,680
    8.00%, 01/24/32             22,000,000       23,031,360
    8.50%, 01/24/32             10,000,000       10,603,100
  Impac CMB Trust
    2.38%, 07/25/31++            3,320,292        3,324,068
  Indymac ARM Trust
    6.49%, 09/28/31              2,368,973        2,378,131

                                   PAR           VALUE
                               -----------   --------------
  LB-UBS Commercial Mortgage
    Trust
    7.95%, 01/15/10            $ 2,300,000   $    2,554,359
    0.99%, 06/15/36 IO 144A      5,500,000          335,060
  Lehman Brothers Floating
    Rate Commercial Mortgage
    Trust
    2.13%, 05/17/03 144A++       2,504,945        2,500,328
  Lomas & Nettle
    9.50%, 03/01/02                  8,967            8,980
  Nomura Asset Securities
    Corporation
    7.07%, 04/13/36              1,570,302        1,652,540
    7.12%, 04/13/36              2,000,000        2,122,979
  PNC Mortgage Securities
    Corporation
    3.14%, 01/25/02++              631,827          632,490
    7.50%, 02/25/31              1,474,849        1,524,020
  Residential Asset
    Securitization Trust
    8.25%, 08/25/30                679,419          691,249
  Residential Funding
    Mortgage Securities
    6.50%, 12/25/08              1,679,139        1,702,982
  Residential Funding
    Mortgage Securities I
    7.50%, 11/25/30                360,074          365,605
  Salomon Brothers Mortgage
    Securities VII
    2.80%, 01/25/02 STEP           519,487          521,120
    0.00%, 10/25/23 IO           1,264,195            6,700
    0.00%, 06/25/24 IO           1,019,702            2,702
    7.60%, 08/25/30                380,746          388,332
  Securitized Asset Sales,
    Inc.
    7.25%, 11/25/25              4,152,323        4,257,211
  Structured Asset Securities
    Corporation
    7.50%, 07/25/16              3,175,375        3,261,737
  Trizechahn Office
    Properties Trust
    2.55%, 04/15/11 144A++       3,200,000        3,157,920
  Washington Mutual
    6.25%, 01/01/02              2,660,162        2,638,206
    6.60%, 01/01/02              3,901,208        3,920,705
  Washington Mutual Mortgage
    Securities Corporation
    6.75%, 05/25/31              2,514,827        2,573,624
                                             --------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $476,747,807)               479,827,692
                                             --------------
COMMERCIAL PAPER -- 1.9%
  Abbey National N.A.
    2.02%, 03/20/02                800,000          796,454
  American Electric Power
    Co., Inc.
    4.26%, 02/13/02              3,000,000        2,984,480

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  ForeningsSparbanken AB
    2.50%, 03/28/02            $ 5,200,000   $    5,174,238
  GE Capital, Inc.
    1.77%, 01/03/02              1,700,000        1,699,833
  General Mills, Inc.
    2.44%, 01/22/02              2,600,000        2,595,360
  UBS Finance (DE) LLC
    1.80%, 03/27/02              1,300,000        1,294,410
    2.02%, 03/28/02                100,000           99,512
  Williams Co., Inc.
    3.48%, 04/17/02              1,000,000          989,657
                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $15,634,781)                             15,633,944
                                             --------------
CORPORATE BONDS -- 29.6%
  Ace Capital Trust II
    9.70%, 04/01/30                730,000          868,777
  Ace INA Holdings, Inc.
    8.20%, 08/15/04                550,000          597,899
  Adelphia Communications
    9.25%, 10/01/02                250,000          252,813
    9.38%, 11/15/09                250,000          241,563
    10.88%, 10/01/10               167,000          171,384
  AES Corporation
    10.25%, 07/15/06               330,000          292,050
    9.50%, 06/01/09                 88,000           80,520
    9.38%, 09/15/10                 40,000           36,200
  Agco Corporation
    9.50%, 05/01/08                 67,000           70,350
  AK Steel Corporation
    9.13%, 12/15/06                 79,000           81,173
    7.88%, 02/15/09                239,000          235,415
  Allied Waste North America
    8.88%, 04/01/08                449,000          464,715
    10.00%, 08/01/09               500,000          517,500
  Allstate Financial Global
    Funding
    6.50%, 06/14/11 144A           500,000          507,190
  American Air Equipment
    10.19%, 05/26/16               700,000          595,070
  American Axle &
    Manufacturing, Inc.
    9.75%, 03/01/09                133,000          137,988
  American General Finance
    Corporation
    5.88%, 07/14/06              1,360,000        1,381,345
  American Standard, Inc.
    7.38%, 04/15/05                101,000          102,515
    8.25%, 06/01/09                 72,000           75,240
    7.63%, 02/15/10                 28,000           28,280
  American Tower Corporation
    9.38%, 02/01/09                250,000          202,500
  AmerisourceBergen
    Corporation
    8.13%, 09/01/08                500,000          515,000

                                   PAR           VALUE
                               -----------   --------------
  AMFM, Inc.
    8.13%, 12/15/07            $   408,000   $      424,320
    8.00%, 11/01/08                 17,000           17,723
  AMR Corporation
    8.47%, 02/20/02              1,300,000        1,293,400
  AOL Time Warner, Inc.
    6.13%, 04/15/06                900,000          920,147
  AT&T Capital Corporation
    3.08%, 02/06/02 144A           500,000          500,198
  AT&T Corporation
    7.30%, 11/15/11 144A         1,050,000        1,077,905
  AT&T Wireless Services,
    Inc.
    7.88%, 03/01/11 144A           735,000          787,012
  Avis Group Holdings, Inc.
    11.00%, 05/01/09               275,000          292,875
  AXA Financial, Inc.
    7.75%, 08/01/10                500,000          544,067
  Bank of America Corporation
    2.90%, 02/18/02++            6,500,000        6,502,339
    7.40%, 01/15/11              1,670,000        1,793,573
  BB&T Corporation
    6.50%, 08/01/11                290,000          293,377
  BE Aerospace, Inc.
    8.88%, 05/01/11                250,000          213,750
  Bear Stearns Co., Inc.
    4.06%, 03/28/03++            1,700,000        1,699,980
    4.11%, 05/24/04++            1,500,000        1,498,788
  BellSouth Capital Funding
    7.88%, 02/15/30                360,000          413,163
  BellSouth Corporation
    6.00%, 10/15/11                210,000          209,661
  Boeing Co.
    6.63%, 02/15/38                210,000          198,297
  Bristol-Myers Squibb Co.
    6.88%, 08/01/47                190,000          196,284
  Calpine Corporation
    7.75%, 04/15/09                 96,000           84,840
  Capital One Bank
    8.25%, 06/15/05              1,030,000        1,068,974
  Cendant Corporation
    6.88%, 08/15/06 144A           685,000          662,307
  Century Communications
    8.88%, 01/15/07                 78,000           73,320
  Charter Communications
    Holdings LLC
    8.25%, 04/01/07                500,000          483,125
    8.63%, 04/01/09                532,000          514,710
    10.75%, 10/01/09               210,000          222,600
  Chesapeake Corporation
    9.88%, 05/01/03                500,000          527,285
  Chrysler Corporation
    7.45%, 02/01/49                320,000          288,858
  Citigroup, Inc.
    6.75%, 12/01/05                710,000          755,515
    5.50%, 08/09/06              2,200,000        2,233,592

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Citizens Communications Co.
    7.63%, 08/15/08 144A       $   500,000   $      511,974
  Clear Channel
    Communications
    7.65%, 09/15/10              1,000,000        1,034,595
  Cleveland Electric
    Illuminating
    7.88%, 11/01/17              2,050,000        2,164,722
  CMS Energy Corporation
    9.88%, 10/15/07                 61,000           64,793
    7.50%, 01/15/09                236,000          231,381
    8.50%, 04/15/11                290,000          290,268
  CMS Panhandle Holding Co.
    6.13%, 03/15/04                720,000          733,390
    7.00%, 07/15/29                900,000          778,157
  Collins and Aikman Products
    10.75%, 12/31/11 144A          500,000          503,750
  Comcast Cable
    Communications
    8.38%, 05/01/07              1,230,000        1,357,662
    6.75%, 01/30/11                740,000          744,467
  Commonwealth Edison Co.
    5.53%, 09/30/03 144A++         500,000          500,704
  Congra Foods, Inc.
    6.00%, 09/15/06                940,000          962,881
  Consolidated Rail
    Corporation
    7.88%, 05/15/43                330,000          340,495
  Continental Airlines, Inc.
    6.70%, 06/15/21                470,208          409,933
  Cox Communications, Inc.
    7.75%, 11/01/10              1,120,000        1,197,884
  Cox Enterprises, Inc.
    7.88%, 09/15/10 144A           330,000          341,636
  Credit Suisse First Boston
    USA, Inc.
    6.13%, 11/15/11                810,000          792,037
  Crown Castle International
    Corporation
    0.00%, 05/15/11 STEP++         175,000          109,375
    10.75%, 08/01/11               220,000          216,150
  CSC Holdings, Inc.
    8.13%, 07/15/09                413,000          425,074
    7.63%, 04/01/11                370,000          371,118
  Daimlerchrysler Financial
    Services North America
    LLC
    3.52%, 08/08/02++            1,000,000          993,814
  Daimlerchrysler N.A.
    Holding Corporation
    7.13%, 03/01/02              3,000,000        3,017,567
  Delhaize America, Inc.
    8.13%, 04/15/11 144A           365,000          401,287
  Devon Energy Corporation
    ULC
    6.88%, 09/30/11 144A           840,000          822,776
  Dryden Investor Trust
    7.16%, 07/23/08 144A         2,272,932        2,311,890

                                   PAR           VALUE
                               -----------   --------------
  Echostar DBS Corporation
    9.38%, 02/01/09            $   508,000   $      525,780
  El Paso CGP Co.
    4.45%, 03/01/02 144A++       2,000,000        2,000,513
    7.75%, 06/15/10              1,100,000        1,122,275
  El Paso Corporation
    7.00%, 05/15/11                 90,000           89,267
    0.00%, 02/28/21              2,750,000        1,117,188
    7.80%, 08/01/31              1,010,000        1,022,208
  Entergy Mississippi, Inc.
    2.88%, 02/01/02++            2,100,000        2,103,385
  EOP Operating LP
    6.38%, 02/15/02              1,510,000        1,516,173
    6.50%, 01/15/04                300,000          310,860
    7.00%, 07/15/11                700,000          705,984
  ERP Operating LP
    7.10%, 06/23/04                555,000          583,599
  Fairchild Semicondustor
    International, Inc.
    10.50%, 02/01/09               250,000          266,875
  Federated Department Stores
    6.63%, 09/01/08                295,000          294,423
  Firstar Bank N.A
    7.13%, 12/01/09                170,000          178,659
  Firstenergy Corporation
    6.45%, 11/15/11                420,000          409,778
    7.38%, 11/15/31                390,000          380,750
  Fisher Scientific
    International
    7.13%, 12/15/05                500,000          495,000
  Ford Motor Co.
    7.45%, 07/16/31              9,300,000        8,544,495
    8.90%, 01/15/32              1,180,000        1,271,793
    7.70%, 05/15/49              2,020,000        1,791,677
  Ford Motor Credit Co.
    2.20%, 06/20/03++            3,000,000        2,931,204
    4.37%, 06/23/03++            3,200,000        3,136,653
    7.60%, 08/01/05                500,000          513,650
    7.38%, 10/28/09              2,400,000        2,367,947
    7.88%, 06/15/10                590,000          599,266
    7.38%, 02/01/11                420,000          413,471
    7.25%, 10/25/11              1,500,000        1,462,204
  Fred Meyer Inc. Holding
    Corporation
    7.45%, 03/01/08                675,000          725,852
  Fresenius Medical Care
    Capital Trust
    9.00%, 12/01/06                375,000          387,188
  General Motors Acceptance
    Corporation
    3.01%, 02/04/02++            2,500,000        2,444,105
    4.48%, 01/20/02++            4,000,000        3,914,768
    2.67%, 01/23/02++            1,600,000        1,571,790
    7.25%, 03/02/11                310,000          311,787
  General Motors Corporation
    7.20%, 01/15/11              1,685,000        1,690,891

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Georgia Gulf Corporation
    10.38%, 11/01/07           $   123,000   $      129,150
  Hartford Financial Services
    Group
    7.75%, 06/15/05                600,000          643,618
  HCA, Inc.
    8.02%, 08/05/02              2,300,000        2,372,088
    6.87%, 09/15/03                250,000          259,926
    7.88%, 02/01/11                500,000          512,500
  Healthsouth Corporation
    3.25%, 04/01/03                500,000          477,500
  Hercules, Inc.
    11.13%, 11/15/07 144A           13,000           13,585
  Hitachi Credit America
    Corporation
    2.27%, 01/15/02 144A++       1,000,000        1,000,734
  Hormel Foods Corporation
    6.63%, 06/01/11 144A           370,000          373,109
  Host Marriott LP
    9.50%, 01/15/07 144A           500,000          503,125
    9.25%, 10/01/07                 32,000           31,880
  Household Finance
    Corporation
    8.00%, 05/09/05                700,000          751,196
    5.88%, 02/01/09              1,000,000          952,543
    6.38%, 10/15/11                480,000          465,237
  Huntsman International, LLC
    10.13%, 07/01/09               500,000          482,500
  ICN Pharmaceuticals, Inc.
    8.75%, 11/15/08 144A           150,000          168,750
  IMC Global, Inc.
    10.88%, 06/01/08 144A          110,000          117,700
  Indiana Michigan Power Co.
    6.88%, 07/01/04              2,000,000        2,094,434
  Insight Midwest LP
    10.50%, 11/01/10               179,000          194,215
  International Flavors and
    Fragrances
    6.45%, 05/15/06                320,000          323,929
  International Paper Co.
    8.00%, 07/08/03                460,000          484,996
  JPM Capital Trust II
    7.95%, 02/01/27                700,000          704,337
  Kansas City Southern
    Railway
    9.50%, 10/01/08                 79,000           86,110
  Keyspan Corporation
    7.25%, 11/15/05                370,000          393,407
  Kinder Morgan Energy
    Partners LP
    6.75%, 03/15/11                750,000          751,187
  Kroger Co.
    4.35%, 02/19/02++            2,800,000        2,801,744
  Lamar Advertising Co.
    8.63%, 09/15/07                555,000          581,363
  Lear Corporation
    7.96%, 05/15/05                530,000          537,877

                                   PAR           VALUE
                               -----------   --------------
  Lehman Brothers Holdings,
    Inc.
    4.34%, 01/01/02++          $ 2,000,000   $    2,003,744
    4.01%, 01/06/02++            2,600,000        2,602,974
    6.13%, 07/15/03                290,000          300,504
    6.63%, 04/01/04                550,000          580,936
    6.25%, 05/15/06                250,000          256,339
  Lockheed Martin Corporation
    8.50%, 12/01/29                840,000        1,005,826
  Lyondell Chemical Co.
    9.63%, 05/01/07 144A           232,000          234,900
    9.88%, 05/01/07                570,000          574,275
  Manor Care, Inc
    8.00%, 03/01/08                160,000          166,400
  Mediacom LLC
    9.50%, 01/15/13                729,000          759,983
  Midamerican Energy Holdings
    Co.
    7.52%, 09/15/08              1,075,000        1,113,486
  Mirant Americas Generation,
    Inc.
    8.30%, 05/01/11              1,150,000        1,065,317
  News America Holdings
    8.88%, 04/26/23              2,730,000        2,959,184
  Nextcard Credit
    6.00%, 12/15/06 144A           910,000          910,000
  Nextel Communications, Inc.
    9.38%, 11/15/09                944,000          748,120
    9.50%, 02/01/11                160,000          125,200
  Niagara Mohawk Power
    Corporation
    7.25%, 10/01/02              1,217,317        1,241,123
    7.75%, 10/01/08              1,340,000        1,434,809
  Niagra Mohawk Power
    Corporation
    8.00%, 06/01/04                500,000          537,252
  Nortek, Inc.
    9.25%, 03/15/07                605,000          620,125
    8.88%, 08/01/08                490,000          493,675
  Northwest Airlines
    Corporation
    7.58%, 03/01/19                852,003          789,121
  NRG Energy, Inc.
    7.75%, 04/01/11                300,000          282,644
  NTL Communications
    Corporation
    11.88%, 10/01/10               550,000          195,250
  Occidental Petroluem
    Corporation
    7.65%, 02/15/06                500,000          532,245
  Ocean Energy, Inc.
    8.88%, 07/15/07                190,000          199,500
    8.38%, 07/01/08                120,000          126,000
  Omnicare, Inc.
    8.13%, 03/15/11                180,000          187,200
  Orion Power Holdings, Inc.
    12.00%, 05/01/10               257,000          309,685

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Panamsat Corporation
    6.00%, 01/15/03            $   500,000   $      497,875
  Peabody Energy Corporation
    9.63%, 05/15/08                177,000          190,718
  Pepsi Bottling Group, Inc.
    7.00%, 03/01/29                910,000          961,825
  Phillips Petroleum Co.
    8.50%, 05/25/05                360,000          398,411
    8.75%, 05/25/10              2,200,000        2,564,586
  Pioneer Natural Resources
    Co.
    9.63%, 04/01/10                 53,000           58,131
  PNC Funding Corporation
    7.50%, 11/01/09              1,000,000        1,074,434
  Popular North America, Inc.
    6.13%, 10/15/06                410,000          403,646
  PP&L Capital Funding, Inc.
    2.88%, 03/04/02++            2,000,000        2,002,478
  Premium Asset Trust
    2.48%, 02/27/02 144A++       3,000,000        3,006,621
  Public Service Enterprise
    Group
    4.42%, 02/21/02++            1,700,000        1,695,566
  Puerto Quetzal Power LLC
    6.47%, 06/15/12              4,565,205        4,762,299
  Pulte Homes, Inc.
    7.88%, 08/01/11 144A           167,000          165,787
  PVNGS II Funding
    Corporation, Inc.
    8.00%, 12/30/15              4,800,000        4,960,224
  Qwest Capital Funding, Inc.
    7.25%, 02/15/11              1,060,000        1,034,632
  Raytheon Co.
    4.63%, 03/01/02++            1,500,000        1,500,239
    8.30%, 03/01/10              1,700,000        1,888,957
  Reed Elsevier Capital
    6.13%, 08/01/06                205,000          208,853
  Reliant Energy Resources
    Corporation
    6.38%, 05/01/02++            2,000,000        2,030,666
  Resolution Funding
    Corporation
    8.88%, 04/15/30              8,285,000       11,179,893
  Rohm & Haas Co.
    6.95%, 07/15/04                470,000          497,974
  Ryland Group, Inc.
    9.75%, 09/01/10                 26,000           28,080
  Safeway, Inc.
    6.05%, 11/15/03                325,000          337,322
    6.15%, 03/01/06                350,000          359,660
  Salomon, Inc.
    6.75%, 01/15/06                200,000          211,232
  Scana Corporation
    3.08%, 01/16/02              3,000,000        3,002,784
    2.64%, 02/08/02 144A++       1,500,000        1,500,002

                                   PAR           VALUE
                               -----------   --------------
  Six Flags, Inc.
    9.75%, 06/15/07            $   250,000   $      255,000
    0.00%, 04/01/08 STEP           250,000          214,375
    9.50%, 02/01/09                130,000          131,463
  Sonat, Inc.
    7.63%, 07/15/11                420,000          427,023
  SPARC International Paper,
    Inc.
    5.09%, 06/20/04 144A         2,500,000        2,467,500
  Sprint Capital Corporation
    2.25%, 03/22/02++            2,000,000        2,001,904
    6.00%, 01/15/07 144A           440,000          437,337
    7.63%, 01/30/11                290,000          305,100
    6.90%, 05/01/19                280,000          262,913
  System Energy Rescouces,
    Inc.
    7.43%, 01/15/11              1,447,996        1,516,171
  Systems 2001 Asset Trust
    LLC
    6.66%, 09/15/13 144A         1,341,474        1,383,012
  TCI Communications
    Financing III
    9.65%, 03/31/27              6,000,000        6,567,029
  TCI Communications, Inc.
    3.75%, 03/19/02++            2,000,000        2,003,568
    6.38%, 05/01/03              1,610,000        1,654,956
  Telecorp PCS, Inc.
    10.63%, 07/15/10                58,000           67,570
  Tenet Healthcare
    Corporation
    5.38%, 11/15/06 144A           600,000          587,486
  Tennessee Valley Authority
    5.38%, 11/13/08              1,470,000        1,470,589
    6.75%, 11/01/25              1,920,000        2,020,251
    7.13%, 05/01/30              3,360,000        3,712,595
  Terex Corporation
    8.88%, 04/01/08                316,000          312,840
    10.38%, 04/01/11               220,000          229,900
  Textron Financial
    Corporation
    2.66%, 01/17/02++              900,000          898,130
  The Williams Cos., Inc.
    3.15%, 01/31/02 144A++       1,300,000        1,301,309
    7.13%, 09/01/11                245,000          241,012
  Time Warner, Inc.
    7.98%, 08/15/04                825,000          897,338
  Transocean Sedco Forex,
    Inc.
    6.63%, 04/15/11                500,000          491,435
  TRW, Inc.
    3.05%, 03/25/02++            2,580,000        2,577,141
    7.63%, 03/15/06                815,000          840,115
  TXU Corporation
    6.50%, 02/16/02++            1,600,000        1,633,482
    6.38%, 06/15/06                235,000          236,926
  Tyco Capital Corporation
    2.05%, 03/13/02++            3,412,000        3,413,845
  Tyson Foods, Inc.
    8.25%, 10/01/11 144A           570,000          604,659
  Unilever Capital
    Corporation
    7.13%, 11/01/10                990,000        1,072,248

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Union Pacific Corporation
    6.65%, 01/15/11            $   260,000   $      265,113
    6.63%, 02/01/29                200,000          192,894
  United Air Lines, Inc.
    9.21%, 01/21/17                700,000          490,070
    9.56%, 10/19/18                300,000          210,030
  Verizon Global Funding
    Corporation
    4.25%, 09/15/05              2,320,000        2,324,245
    7.25%, 12/01/10              1,000,000        1,069,490
  Verizon Wireless, Inc.
    5.38%, 12/15/06 144A           550,000          548,068
  Vintage Petroleum, Inc.
    9.00%, 12/15/05                250,000          257,500
  Voicestream Wireless
    Corporation
    10.38%, 11/15/09                72,000           82,080
  Wal-Mart Stores, Inc.
    7.55%, 02/15/30              1,200,000        1,381,686
  Washington Mutual Bank FA
    6.88%, 06/15/11                545,000          560,211
  Wellpoint Health Networks
    6.38%, 06/15/06                265,000          270,504
  Wells Fargo & Co.
    7.55%, 06/21/10                770,000          844,165
  Wells Fargo Bank N.A.
    6.45%, 02/01/11              2,160,000        2,209,242
  Wisconsin Energy
    Corporation
    5.88%, 04/01/06                910,000          923,857
  Worldcom, Inc.
    7.50%, 05/15/11                700,000          721,279
    8.25%, 05/15/31                800,000          848,063
  Xerox Capital (Europe) PLC
    5.75%, 05/15/02                375,000          369,211
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $240,103,669)                           244,970,092
                                             --------------
FOREIGN BONDS -- 8.6%
ARGENTINA -- 0.1%
  Republic of Argentina
    0.00%, 10/15/02                320,000          314,400
    0.00%, 10/15/04              1,080,000          456,300
                                             --------------
                                                    770,700
                                             --------------
AUSTRALIA -- 0.0%
  Cortecs International Ltd.
    7.37%, 01/07/03 144A++         300,000          297,000
                                             --------------
BRAZIL -- 0.7%
  Federal Republic of Brazil
    3.25%, 04/15/02++            1,880,000        1,334,800
  Republic of Brazil
    8.00%, 04/15/14              3,811,214        2,918,424
    11.00%, 08/17/40             2,095,000        1,618,388
                                             --------------
                                                  5,871,612
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
BULGARIA -- 0.1%
  Bulgarian Government Bond
    7.75%, 07/28/11++          $   158,400   $      138,996
    4.54%, 07/28/12++              830,000          684,086
                                             --------------
                                                    823,082
                                             --------------
CANADA -- 0.8%
  Alliance Atlantis
    Communications, Inc.
    13.00%, 12/15/09                74,000           80,290
  Burlington Resources
    Finance Co.
    6.50%, 12/01/11 144A           250,000          243,905
    7.40%, 12/01/31 144A         1,970,000        1,952,248
  General Motors Nova Scotia
    Finance Corporation
    6.85%, 10/15/08              1,670,000        1,662,006
  Hydro Quebec
    6.30%, 05/11/11                400,000          409,836
  Province of Quebec
    7.50%, 09/15/29              1,532,000        1,714,144
  Tembec Finance Corporation
    9.88%, 09/30/05                540,000          558,900
  Tembec Industries, Inc.
    8.50%, 02/01/11                145,000          150,800
                                             --------------
                                                  6,772,129
                                             --------------
CAYMAN ISLANDS -- 1.4%
  Alpine Partners LP
    4.27%, 01/08/02 144A++       5,850,000        5,850,000
  Enhanced Mortgage-Backed
    Securities
    4.50%, 05/31/05 144A++       1,000,000          999,766
  G-Wing Limited
    2.36%, 11/06/11 144A@++      3,000,000        3,000,000
  PDVSA Finance Ltd.
    8.50%, 11/16/12                730,000          664,300
  Triton Energy Ltd.
    9.25%, 04/15/05                 68,000           75,140
    8.88%, 10/01/07                 66,000           73,590
  Triton PCS, Inc.
    8.75%, 11/15/11 144A           500,000          502,500
                                             --------------
                                                 11,165,296
                                             --------------
COLOMBIA -- 0.1%
  Republic of Colombia
    11.75%, 02/25/20               805,000          802,988
                                             --------------
FRANCE -- 0.4%
  Compagnie Generale de
    Geophysique S.A.
    10.63%, 11/15/07               148,000          150,960
  France Telecom
    7.75%, 03/01/11 STEP 144A    2,650,000        2,843,963
    8.50%, 03/01/31 STEP 144A      620,000          710,196
                                             --------------
                                                  3,705,119
                                             --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
GERMANY -- 1.0%
  Deutsche Bundesrepublik
    6.25%, 01/04/30(E)         $ 6,400,000   $    6,375,383
  Tyco International Group
    S.A.
    6.38%, 06/15/05              1,330,000        1,371,185
    6.38%, 10/15/11                600,000          587,207
                                             --------------
                                                  8,333,775
                                             --------------
KENYA -- 0.0%
  Prime Capital
    12.90%, 01/07/04               290,000          287,651
                                             --------------
KOREA -- 0.1%
  Korea Asset Funding Ltd.
    5.59%, 02/11/02 144A++         623,433          624,836
                                             --------------
MEXICO -- 1.1%
  United Mexican States
    9.88%, 02/01/10                865,000          968,800
    11.38%, 09/15/16               410,000          506,555
    6.25%, 12/31/19                600,000          555,375
    11.50%, 05/15/26             3,845,000        4,908,143
    8.30%, 08/15/31              2,000,000        1,970,000
                                             --------------
                                                  8,908,873
                                             --------------
NETHERLANDS -- 0.1%
  Deutsche Telekom
    International Finance BV
    8.00%, 06/15/10                620,000          679,575
  Royal Kpn NV
    8.38%, 10/01/30                500,000          498,975
                                             --------------
                                                  1,178,550
                                             --------------
NORWAY -- 0.1%
  Petroleum Geo-Services ASA
    7.50%, 03/31/07                100,000           95,233
    7.13%, 03/30/28                850,000          615,817
                                             --------------
                                                    711,050
                                             --------------
PANAMA -- 0.6%
  Panama
    10.75%, 05/15/20             1,170,000        1,248,975
  Republic of Panama
    4.63%, 01/17/02++              830,437          688,225
    8.25%, 04/22/08              2,800,000        2,786,000
  Republic of Panama
    Brady Debenture
    4.75%, 01/17/02 STEP           481,481          428,519
                                             --------------
                                                  5,151,719
                                             --------------
PERU -- 0.1%
  Republic of Peru
    4.00%, 03/07/02++              580,000          408,900
    4.50%, 03/07/02 144A++         660,000          508,200
                                             --------------
                                                    917,100
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
PHILIPPINES -- 0.1%
  Philippine Government
    9.88%, 01/15/19            $   485,000   $      462,569
    9.50%, 10/21/24                430,000          448,275
                                             --------------
                                                    910,844
                                             --------------
POLAND -- 0.3%
  Republic of Poland
    6.00%, 10/27/14 STEP         1,485,000        1,472,006
    3.75%, 10/27/24 STEP         1,500,000        1,095,000
                                             --------------
                                                  2,567,006
                                             --------------
RUSSIA -- 0.2%
  Russian Federation
    12.75%, 06/24/08               450,000          487,969
    5.00%, 03/31/30 STEP++       1,840,000        1,056,850
                                             --------------
                                                  1,544,819
                                             --------------
SINGAPORE -- 0.0%
  Flextronics International
    Ltd.
    9.88%, 07/01/10                 92,000           97,060
                                             --------------
UNITED KINGDOM -- 1.3%
  Avecia Group
    11.00%, 07/01/09               250,000          240,000
  British Telecommunications
    PLC
    3.17%, 12/15/03++            4,500,000        4,549,545
    8.38%, 12/15/10 STEP++       2,220,000        2,462,048
    8.88%, 12/15/30 STEP++         870,000        1,005,664
  HSBC Holdings PLC
    7.50%, 07/15/09                325,000          351,865
  National Westminster Bank
    PLC
    7.38%, 10/01/09                650,000          704,424
  Telewest Communication PLC
    9.88%, 02/01/10                145,000          102,225
  Xerox Corporation
    5.25%, 12/15/03                310,000          285,975
                                             --------------
                                                  9,701,746
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $69,756,535)                             71,142,955
                                             --------------

MUNICIPAL BONDS -- 0.4%
  Massachusetts State
    Turnpike Authority
    Metropolitan Highway
    System Revenue Bonds
    5.00%, 01/01/37 144A++       1,872,500       1,566,758
  New York State Dormitory
    Authority Lease
    Revenue Bonds
    4.75%, 01/15/29 144A++         550,000         443,157

                       See Notes to Financial Statements.

                                 PAR             VALUE
                            --------------    ------------
  Virginia State Housing
    Development Authority
  Commonwealth Mortgage
    Revenue Bonds
    5.38%, 07/01/36         $    1,000,000    $  1,001,840
                                              ------------
TOTAL MUNICIPAL BONDS
  (Cost $3,003,566)                              3,011,755
                                              ------------

                              NUMBER OF
                              CONTRACTS
                              ----------
OPTIONS -- 0.0%
Put Options
  90-Day Eurodollar Futures,
    Strike Price 92.50,
    Expires 06/17/02                 325             2,031
  Federal National Mortgage
    Association TBA
    Eurodollar, Strike Price
    93.90625, Expires
    01/07/02                         600               703
                                            --------------
TOTAL OPTIONS
    (Cost $4,480)                                    2,734
                                            --------------

                                  SHARES
                                -----------
SHORT-TERM INVESTMENTS -- 6.4%
  AB Funds Trust -- Money
    Market Fund
    (Cost $53,103,787)           53,103,787     53,103,787
                                               -----------

                                 PAR
                             -----------
U.S. TREASURY OBLIGATIONS -- 17.6%
  U.S. Treasury Bills
    1.63%, 02/07/02++++      $    30,000            29,952
    1.65%, 02/07/02++++          200,000           199,661
    1.67%, 02/07/02              250,000           249,571
    1.69%, 02/07/02++++          125,000           124,783
    2.15%, 02/07/02              500,000           499,199
    2.16%, 02/07/02++++          200,000           199,680
    2.18%, 02/07/02              250,000           249,600
    2.29%, 02/07/02++++           70,000            69,888
                                            --------------
                                                 1,622,334
                                            --------------

                                 PAR            VALUE
                             -----------    --------------
  U.S. Treasury Bonds
    8.88%, 02/15/19          $   400,000    $      536,750
    8.13%, 08/15/19           10,000,000        12,628,910
    8.75%, 08/15/20              600,000           805,360
    8.13%, 05/15/21            8,900,000        11,350,633
    8.00%, 11/15/21              700,000           886,020
    6.25%, 08/15/23            7,950,000         8,418,311
    6.88%, 08/15/25            2,400,000         2,739,002
    6.75%, 08/15/26            7,740,000         8,740,758
    6.25%, 05/15/30              520,000           563,449
                                            --------------
                                                46,669,193
                                            --------------
  U.S. Treasury
    Inflationary Index
    Bonds
    3.38%, 01/15/07++++          850,000           957,179
    3.63%, 01/15/08            5,500,000         6,118,402
    4.25%, 01/15/10            3,000,000         3,325,399
    3.63%, 04/15/28           15,140,000        16,973,756
    3.88%, 04/15/29            4,810,000         5,545,208
    3.38%, 04/15/32           15,000,000        14,821,481
                                            --------------
                                                47,741,425
                                            --------------
  U.S. Treasury Notes
    4.63%, 05/15/06           21,810,000        22,120,967
    6.50%, 10/15/06           10,000,000        10,894,150
    3.50%, 11/15/06            7,000,000         6,750,079
    6.00%, 08/15/09              400,000           426,547
    5.00%, 08/15/11            1,830,000         1,825,998
                                            --------------
                                                42,017,741
                                            --------------
  U.S. Treasury STRIPS
    0.00%, 05/15/17            1,300,000           520,031
    0.00%, 08/15/20            9,050,000         2,971,920
    0.00%, 11/15/21            5,680,000         1,744,322
    0.00%, 11/15/24            2,360,000           610,492
    0.00%, 11/15/26            1,500,000           348,944
    0.00%, 11/15/27            6,310,000         1,401,798
                                            --------------
                                                 7,597,507
                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $144,986,855)                          145,648,200
                                            --------------
TOTAL INVESTMENTS -- 136.1%
  (Cost $1,114,399,582)                      1,126,725,185
                                            --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                              NUMBER OF
                              CONTRACTS         VALUE
                             -----------    --------------
WRITTEN OPTIONS -- (0.2)%
CALL OPTIONS -- (0.1)%
    3-Month LIBOR, Strike
      Price 5.97, Expires
      10/04/04                       890          (239,357)
    3-Month LIBOR, Strike
      Price 6.00, Expires
      10/19/04                       520          (226,668)
                                            --------------
                                                  (466,025)
                                            --------------
PUT OPTIONS -- (0.1)%
    3-Month LIBOR, Strike
      Price 5.97, Expires
      10/04/04                       890          (536,110)
    90-Day Eurodollar
      Futures, Strike Price
      95.75, Expires
      06/17/02                        10           (47,875)
    90-Day Eurodollar
      Futures, Strike Price
      96.50, Expires
      09/16/02                        26           (14,625)
    90-Day Eurodollar
      Futures, Strike Price
      97.00, Expires
      06/17/02                        26            (6,175)
    Federal National
      Mortgage Association
      TBA Eurodollar,
      Strike Price 98.245,
      Expires 01/10/02               730           (27,375)
    Federal National
      Mortgage Association
      TBA Eurodollar,
      Strike Price
      98.828125, Expires
      01/10/02                       380           (14,547)
    U.S. Treasury Bond
      Futures, Strike Price
      100.00, Expires
      02/23/02                        16           (19,500)
    U.S. Treasury Note
      Futures, Strike Price
      102.00, Expires
      02/23/02                        41           (19,859)
    U.S. Treasury Note
      Futures, Strike Price
      103.00, Expires
      02/23/02                       122           (87,687)
    U.S. Treasury Note
      Futures, Strike Price
      112.00, Expires
      02/23/02                        35           (26,797)
                                            --------------
                                                  (800,550)
                                            --------------
                                                VALUE
                                            --------------
TOTAL WRITTEN OPTIONS
    (Cost $(1,145,578))                     $   (1,266,575)
                                            --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (35.9%)                     (297,536,164)
                                            --------------
NET ASSETS -- 100.0%                        $  827,922,446
                                            ==============

Interest rate swap agreements outstanding at December 31, 2001:

                                                         UNREALIZED
                       EXPIRATION                      APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    --------------
BRITISH POUNDS
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(a)             03/15/04     $    6,700,000            (2,801)
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(b)             03/15/04         15,000,000           (32,315)
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(a)             03/19/06          9,100,000          (172,990)
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(c)             03/19/06         17,100,000          (325,069)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.20%(a)            06/16/02         12,800,000           (94,303)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.25%(a)            09/19/02          9,100,000           (77,923)

                       See Notes to Financial Statements.

                                                         UNREALIZED
                       EXPIRATION                      APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    --------------
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.50%(d)            06/15/06     $   10,700,000            44,342
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments on
    5.25%(c)            09/19/02         17,100,000          (146,426)
                                                       --------------
                                                             (807,485)
                                                       --------------
EURODOLLARS
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.50%(e)            12/15/31          7,000,000            88,331
                                                       --------------
JAPANESE YEN
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    0.20%(c)            03/17/03      3,010,000,000           (20,020)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    0.2375%(d)          05/17/04      2,660,000,000           (28,197)
                                                       --------------
                                                              (48,217)
                                                       --------------

                                                         UNREALIZED
                       EXPIRATION                      APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    --------------
U.S. DOLLARS
  Receive fixed rate
    payments of
    0.6285% and pay
    variable rate
    payments on the
    three month LIBOR
    floating rate(d)    02/15/02     $   29,000,000          (185,043)
  Receive fixed rate
    payments of 1.16%
    and pay floating
    par in event of
    default(c)          12/17/02          3,400,000                 0
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(d)             06/17/05         20,000,000           570,675
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(f)             06/17/07          5,900,000           122,065
  Receive variable
    rate payments on
    the three month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    6.00%(f)            06/17/22         11,900,000           468,881
                                                       --------------
                                                              976,578
                                                       --------------
                                                       $      209,207
                                                       ==============

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

Although the financial markets were in a volatile and tumultuous state, the reporting period opened within an opportunistic climate for fixed income investors. Bond prices rallied for much of 2001 in the course of the Federal Reserve's easing efforts to stimulate an economy bound for recession. Higher demand for bonds was also advantageous as investors sought safety within this asset class. While the Federal Reserve continued their expansionary policy through year-end, bond yields across the intermediate segment of the yield curve rose in November amid positive economic news and a rallying equity market. Short-term yields continued their decline, staying in step with the federal funds rate, while longer-term yields remained relatively unchanged. Within the fixed income market, this period will be remembered for several notable points -- the lowest federal funds rate in roughly 40 years and the U.S. Treasury suspending the sale of the bellwether 30-year Treasury bond.

The Fund, comprised of fixed income securities with longer maturities, was heavily weighted in corporate bonds during the reporting period as the sector appeared inexpensive on a relative basis. Although investors maintained concerns over credit quality and future credit downgrades, this sector exposure benefited the Fund, as the corporate sector was the top-performing segment within the fixed income markets for the fourth quarter as well as calendar year 2001.

                          TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------

                                                      RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                      ----------------    -------------------    ------------    ----------------
  Since Inception (8/27/01 -- 12/31/01)                   2.48%**               2.13%**            1.91%**           (0.61%)

Performance is historical and is not indicative of future results

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  9943.22                            9903.02
Oct 2001                                                                 10364.00                           10386.40
Nov 2001                                                                 10281.10                           10076.10
Dec 2001                                                                 10247.90                            9938.64

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2001                    PAR            VALUE
-----------------               --------------   ------------
AGENCY OBLIGATIONS -- 3.9%
  Federal National Mortgage
    Association
    5.12%, 02/13/04              $ 3,000,000     $  3,103,896
    0.00%, 10/29/07                4,815,000        1,331,587
    5.50%, 03/15/11#               7,500,000        7,383,675
    5.00%, 07/25/23                2,000,000        1,895,720
    6.25%, 05/15/29#               2,500,000        2,501,365
                                                 ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $16,321,986)                               16,216,243
                                                 ------------
ASSET-BACKED SECURITIES -- 6.6%
  California Infrastructure
    PG&E-1
    6.48%, 12/26/09                4,405,000        4,574,368
  Community Program Loan Trust
    4.50%, 04/01/29                1,000,000          826,870
  Consumer Energy
    5.43%, 04/20/15                2,550,000        2,402,100
  PP&L Transition Bond Co. LLC
    7.15%, 06/25/09               10,000,000       10,853,834
  PSE&G Transition Funding LLC
    6.45%, 03/15/13                8,325,000        8,619,627
                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $26,909,513)                               27,276,799
                                                 ------------
CORPORATE BONDS -- 56.9%
  AIG Sunamerica Global
    Finance
    6.30%, 05/10/11# 144A          9,000,000        9,162,504
  American Airlines
    8.60%, 10/01/11 144A           1,000,000        1,020,990
  Ameritech Capital Funding
    6.55%, 01/15/28                2,000,000        1,980,860
  Anadarko Petroleum
    Corporation
    7.15%, 05/15/28                  250,000          241,132
  Analog Devices, Inc.
    (Convertible)
    4.75%, 10/01/05                  250,000          237,813
    4.75%, 10/01/05# 144A          2,350,000        2,235,438
  AT&T Corporation
    6.50%, 03/15/29                7,235,000        6,252,501
    8.00%, 11/15/31                5,000,000        5,251,175
  Bank of America Corporation
    6.80%, 03/15/28                3,175,000        3,106,235
  Bank One Corporation
    8.00%, 04/29/27               11,000,000       12,229,293
  Bausch & Lomb, Inc.
    7.12%, 08/01/28                1,500,000        1,147,473
  BellSouth Capital Funding
    7.87%, 02/15/30                9,000,000       10,329,084

                                     PAR            VALUE
                                --------------   ------------
  BellSouth Corporation
    6.87%, 10/15/31              $ 2,250,000     $  2,320,751
  Boeing Co.
    6.87%, 10/15/43                5,925,000        5,776,649
  Borden, Inc.
    7.87%, 02/15/23                1,200,000          747,000
  Boston Edison Corporation
    7.80%, 03/15/23                  500,000          493,943
  Camden Property Trust
    7.25%, 11/15/06                2,000,000        2,072,714
  Charter Communications
    Holdings LLC
    0.00%, 04/01/11# STEP            500,000          364,375
  Chesapeake Energy
    Corporation
    7.87%, 03/15/04                  150,000          151,125
    8.50%, 03/15/12                  700,000          691,250
  Coastal Corp.
    6.37%, 02/01/09                  250,000          236,246
  Coastal Corporation
    6.95%, 06/02/28                  750,000          660,605
  Commonwealth Edison
    4.75%, 12/01/11                  740,000          743,730
  Continental Airlines, Inc.
    6.70%, 06/15/21                  489,800          427,014
  Covanta Energy Corporation
    (Convertible)
    5.75%, 10/20/02                  555,000          459,263
  Dana Corporation
    6.50%, 03/01/09#                 500,000          424,391
  Delphi Auto Systems
    Corporation
    7.12%, 05/01/29#               2,500,000        2,260,078
  Delta Air Lines
    8.30%, 12/15/29                  500,000          402,726
  Devon Energy Corporation
    (Convertible)
    4.95%, 08/15/08#                 963,000          975,038
  DR Structured Finance
    8.37%, 08/15/15                  600,000          380,700
  Dresdner Funding Trust I
    8.15%, 06/30/31 144A           9,250,000        9,899,164
  El Paso Corporation
    7.00%, 05/15/11#                 400,000          396,741
  El Paso Energy Corporation
    6.75%, 05/15/09                  500,000          489,952
  Eop Operating LP
    7.25%, 06/15/28                  500,000          451,208
  Federal Realty Investment
    Trust (Convertible)
    5.25%, 10/28/03                  500,000          421,250
  First Industrial LP
    7.60%, 07/15/28                1,000,000          951,595
  First Union National Bank
    6.50%, 12/01/28               10,075,000        9,462,681

                       See Notes to Financial Statements.

                                     PAR            VALUE
                                --------------   ------------
  Ford Motor Co.
    6.63%, 10/01/28              $ 3,500,000     $  2,911,234
    6.37%, 02/01/29                1,500,000        1,207,217
    9.98%, 02/15/47                5,000,000        5,778,214
  Ford Motor Corporation
    6.62%, 02/15/28                6,600,000        5,505,179
  Ford Motor Credit Co.
    5.80%, 01/12/09                  500,000          455,630
  Georgia-Pacific Corporation
    7.75%, 11/15/29                2,950,000        2,561,311
  GMAC
    8.00%, 11/01/31               10,340,000       10,554,047
  Columbia/HCA, Inc.
    7.58%, 09/15/25                1,000,000          949,510
    7.05%, 12/01/27                  500,000          443,809
  Highwoods Realty LP
    7.50%, 04/15/18                1,000,000          901,600
  Hvb Funding Trust III
    9.00%, 10/22/31 144A           8,300,000        9,172,312
  International Paper Co.
    6.87%, 11/01/23                  500,000          474,026
    6.87%, 04/15/29                1,250,000        1,202,451
  Kmart Corporation
    7.95%, 02/01/23#               1,000,000          640,236
  Kmart Funding Corporation
    8.80%, 07/01/10                  205,621          175,678
  Kinder Morgan, Inc.
    7.25%, 03/01/28                  500,000          488,378
  Lockheed Martin Corporation
    7.75%, 05/01/26                   50,000           54,084
  Lucent Technologies
    6.45%, 03/15/29                  250,000          171,250
  Maxtor Corporation
    5.75%, 03/01/12                  180,000          128,700
  May Department Stores Co.
    8.75%, 05/15/29                4,750,000        5,732,551
    7.87%, 03/01/30                5,675,000        6,281,889
  Missouri Pacific Railroad
    4.25%, 01/01/05                   90,000           88,530
  Motorola, Inc.
    5.80%, 10/15/08                  500,000          458,424
    7.62%, 11/15/10#                 500,000          493,193
    6.50%, 11/15/28#                 500,000          399,115
  Murphy Oil Corp
    7.05%, 05/01/29                7,500,000        7,234,298
  Penney (JC) Co., Inc.
    7.60%, 04/01/07#                 250,000          245,260
    7.95%, 04/01/17                  500,000          441,703
    7.12%, 11/15/23#                 500,000          411,077
  Pennzoil-Quaker State
    7.37%, 04/01/29                  250,000          190,184
  Phillips Petroleum Co.
    7.00%, 03/30/29#                 500,000          510,471
  Phillips Van-Huesen
    7.75%, 11/15/23                  450,000          384,750

                                     PAR            VALUE
                                --------------   ------------
  Pioneer Natural Resource
    7.20%, 01/15/28              $ 2,500,000     $  2,223,283
  Pioneer-Standard
    Electronics, Inc.
    9.50%, 08/01/06                  500,000          501,040
  Preston Corporation
    (Convertible)
    7.00%, 05/01/11                  250,000          203,750
  Prologis Trust
    7.62%, 07/01/17                1,000,000          962,568
  Pulte Corporation
    7.30%, 10/24/05                1,000,000        1,001,979
  Pulte Homes, Inc.
    7.62%, 10/15/17                2,500,000        2,175,570
  Qwest Capital Funding
    6.87%, 07/15/28                1,750,000        1,520,173
  R&B Falcon Corporation
    7.37%, 04/15/18                1,000,000          948,535
  Raytheon Co.
    6.40%, 12/15/18                2,500,000        2,367,155
    7.20%, 08/15/27                  350,000          358,118
    7.00%, 11/01/28                  750,000          745,667
  Sears
    6.50%, 12/01/28                6,500,000        5,790,278
  Sears Roebuck Acceptance
    6.75%, 01/15/28#                 500,000          460,216
  Security Capital Group
    7.70%, 06/15/28                2,000,000        2,001,064
  Solutia, Inc.
    7.375%, 10/15/27                 250,000          195,104
  Southern Natural Gas
    7.35%, 02/15/31#               1,500,000        1,423,805
  Sprint Capital Corporation
    6.87%, 11/15/28                3,200,000        2,949,449
  Starwood Financial, Inc.
    7.70%, 07/15/17                1,000,000          774,013
  Susa Partnership LP
    7.50%, 12/01/27                  875,000          859,686
  Tennessee Gas Pipeline
    7.00%, 10/15/28                  750,000          653,114
  Thermo Electron
    (Convertible)
    4.25%, 01/01/03 144A           3,125,000        3,109,375
  Thermo Terratech
    (Convertible)
    4.62%, 05/01/03 144A             375,000          368,906
  Tosco Corporation
    7.80%, 01/01/27                1,000,000        1,103,244
  TRW, Inc.
    7.12%, 06/01/09#                 500,000          494,023
    6.65%, 01/15/28                2,000,000        1,688,804
    7.75%, 06/01/29                  500,000          480,927
  UNUMprovident Corporation
    6.75%, 12/15/28                1,500,000        1,347,588
  Venator Group, Inc.
    8.50%, 01/15/22                1,000,000          833,381

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                     PAR            VALUE
                                --------------   ------------
  Verizon Global Funding
    Corporation
    7.75%, 12/01/30              $12,000,000     $ 13,396,931
  Wisconsin Electric Power
    6.87%, 12/01/49                6,295,000        6,021,388
  Worldcom, Inc.
    6.95%, 08/15/28#               2,675,000        2,424,032
  Worldcom, Inc.#
    8.25%, 05/15/31               12,000,000       12,720,936
  Xerox Corporation
    (Convertible)
    0.57%, 04/21/18#               2,750,000        1,467,813
                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $228,387,310)                             235,072,913
                                                 ------------
FOREIGN BONDS -- 23.2%
AUSTRALIA -- 0.1%
  European Bank of
    Reconstruction &
    Development
    0.00%, 02/10/28(A)             5,000,000          446,123
                                                 ------------
BRAZIL -- 0.6%
  Republic of Brazil
    8.00%, 04/15/14#               3,447,948        2,639,835
                                                 ------------
CANADA -- 7.2%
  British Columbia Generic
    Residual STRIP
    0.00%, 06/09/14(C)            11,500,000        3,360,825
    0.00%, 08/23/13(C)             2,500,000          772,117
    0.00%, 09/05/20(C)             1,750,000          333,827
  Canada Generic Residual
    STRIP
    0.00%, 06/01/22(C)            26,400,000        5,151,793
    0.00%, 06/01/25(C)            15,650,000        2,607,908
  Hydro-Quebec
    8.50%, 12/01/29#               9,923,000       12,324,097
  Ontario Residual STRIP
    0.00%, 07/13/22(C)             3,900,000          675,548
    0.00%, 03/08/29(C)             7,000,000          846,353
  Saskatchewan Generic
    Residual STRIP
    0.00%, 04/10/14(C)             7,500,000        2,187,144
    0.00%, 02/04/22(C)             3,000,000          516,175
  Weyerhaeuser Co.
    7.70%, 02/15/26                  500,000          470,748
                                                 ------------
                                                   29,246,535
                                                 ------------
COLOMBIA -- 0.1%
  Transgas de Occidente S.A.
    9.79%, 11/01/10 144A             487,600          447,373
                                                 ------------

                                     PAR            VALUE
                                --------------   ------------
FRANCE -- 2.2%
  France Telecom
    8.50%, 03/01/31# STEP 144A   $ 8,000,000     $  9,163,824
                                                 ------------
GERMANY -- 2.6%
  Landesbank Rheinland-Pfalz
    6.87%, 02/23/28 STEP 144A     10,500,000       10,776,570
                                                 ------------
HONG KONG -- 0.8%
  Bangkok Bank Public
    Corporation
    9.02%, 03/15/29 144A           4,000,000        3,284,944
                                                 ------------
MALAYSIA -- 0.7%
  Telekom Malaysia BHD
    7.87%, 08/01/25 144A             225,000          209,853
  Tenaga Nasional BHD
    7.50%, 11/01/25 144A           3,500,000        2,804,246
                                                 ------------
                                                    3,014,099
                                                 ------------
MEXICO -- 0.1%
  TFM S.A. de C.V.
    0.00%, 06/15/09 STEP             250,000          220,625
                                                 ------------
NETHERLANDS -- 1.9%
  Burns, Philp Treasury
    (Europe) BV
    5.50%, 04/30/04                1,500,000        1,245,000
  Deutsche Telekom
    International Finance
    8.25%, 06/15/30                2,500,000        2,782,798
  Telefonica Europe BV
    8.25%, 09/15/30                3,000,000        3,314,543
                                                 ------------
                                                    7,342,341
                                                 ------------
NEW ZEALAND -- 0.9%
  International Bank of
    Reconstruction &
    Development
    0.00%, 08/20/07(N)            13,625,000        3,888,025
                                                 ------------
NORWAY -- 1.7%
  Der Norske Statoil
    6.50%, 12/01/28 144A           3,500,000        3,155,975
  Norsk Hydro ASA
    7.15%, 11/15/25                4,000,000        4,003,143
                                                 ------------
                                                    7,159,118
                                                 ------------
PHILIPPINES -- 0.4%
  Bangko Sentral Pilipinas
    8.60%, 06/15/27                1,000,000          752,500
  Quezon Power (Philippines)
    Ltd.
    8.86%, 06/15/17                  495,000          355,477
  Republic of Philippines
    9.87%, 01/15/19                  450,000          428,344
    10.62%, 03/16/25#                250,000          245,625
                                                 ------------
                                                    1,781,946
                                                 ------------

                       See Notes to Financial Statements.

                                     PAR            VALUE
                                --------------   ------------
UNITED KINGDOM -- 3.8%
  Abbey National PLC
    7.95%, 10/26/29              $10,800,000     $ 12,277,980
  Vodafone Group PLC
    7.87%, 02/15/30                3,000,000        3,394,812
                                                 ------------
                                                   15,672,792
                                                 ------------
VENEZUELA -- 0.1%
  Petrozuata Finance, Inc.
    8.37%, 10/01/22 144A             450,000          311,625
                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $90,199,394)                               95,395,775
                                                 ------------
MUNICIPAL BONDS -- 3.7%
  Coppell, Texas Independent
    School District General
    Obligation Bonds
    0.00%, 08/15/18                4,165,000        1,671,914
    0.00%, 08/15/23                2,195,000          647,349
  Granbury, Texas Independent
    School District General
    Obligation Bonds
    0.00%, 08/01/20                1,000,000          354,610
  Houston, Texas Independent
    School District General
    Obligation Bonds
    0.00%, 08/15/15                6,355,000        3,080,713
  Mchenry & Kane Community
    Consolidated School
    District, Illinois No. 158
    General Obligation Bonds
    0.00%, 01/01/12                3,340,000        2,001,462
  Northern Illinois University
    Revenue Bonds
    0.00%, 10/01/13                1,225,000          675,061

                                     PAR            VALUE
                                --------------   ------------
  Union Elementary School
    District California
    General Obligation Bonds
    0.00%, 09/01/19              $ 1,750,000     $    671,335
  University of Illinois
    Revenue Bonds
    0.00%, 04/01/17               12,270,000        5,398,432
  Weatherford, Texas
    Independent School
    District General
    Obligation Bonds
    0.00%, 02/15/20                2,250,000          818,663
                                                 ------------
TOTAL MUNICIPAL BONDS
  (Cost $11,393,781)                               15,319,539
                                                 ------------
                                    SHARES
                                --------------
PREFERRED STOCKS -- 0.3%
  EVI, Inc. (Convertible)
    (Cost $1,371,591)                 31,250        1,441,406
                                                 ------------
SHORT-TERM INVESTMENTS -- 2.6%
  AB Funds Trust -- Money
    Market Fund
    (Cost $10,892,074)            10,892,074       10,892,074
                                                 ------------
                                     PAR
                                --------------
U.S. TREASURY OBLIGATIONS -- 1.8%
  U.S. Treasury Bonds
    5.25%, 11/15/28#
    (Cost $7,472,455)            $ 7,750,000        7,261,394
                                                 ------------
TOTAL INVESTMENTS -- 99.0% (Cost $392,908,104)    408,876,143
OTHER ASSETS LESS LIABILITIES -- 1.0%               3,980,872
                                                 ------------
NET ASSETS -- 100.0%                             $412,857,015
                                                 ============

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS DEFINITIONS AND ABBREVIATIONS

ADR    --   American Depository Receipt
GDR    --   Global Depository Receipt
IO     --   Interest Only
PO     --   Principal Only
REIT   --   Real Estate Investment Trust
STEP   --   Stepped Coupon Bonds(1)
*      --   Non-income producing security.
#      --   All or a portion of the security was on
            loan.
++     --   Variable rate security(1)
++++   --   All or a portion of the security was
            held as collateral for open futures
            and/or options contracts.
@      --   Illiquid
+      --   Security is a non-transferable tax
            refund right.
(A)    --   Par is denominated in Australian
            dollars.
(C)    --   Par is denominated in Canadian dollars.
(E)    --   Par is denominated in European Euros.
(N)    --   Par is denominated in New Zealand
            dollars.
144A   --   Security was purchased pursuant to Rule
            144A under the Securities Act of 1933
            and may not be resold subject to that
            rule except to qualified institutional
            buyers.
(a)    --   Counterparty to contract is Goldman
            Sachs Capital Markets, LP.
(b)    --   Counterparty to contract is UBS AG.
(c)    --   Counterparty to contract is Morgan
            Guaranty Trust Co. of NY.
(d)    --   Counterparty to contract is Morgan
            Stanley Capital Services, Inc.
(e)    --   Counterparty to contract is Lehman
            Brothers Special Financing, Inc.
(f)    --   Counterparty to contract is Bank of
            America, N.A.

(1) Interest rates shown reflect the rates currently in effect.

                     [This page intentionally left blank.]

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 EQUITY          VALUE            GROWTH
                     DECEMBER 31, 2001                         INDEX FUND     EQUITY FUND      EQUITY FUND
                     -----------------                        ------------   --------------   --------------
ASSETS
Investments at value (1)                                      $418,767,312   $1,171,222,989   $1,384,501,692
Options purchased at value (2)                                          --               --               --
Collateral held for securities on loan at value                 28,281,352       38,870,837       59,544,180
Cash                                                                    --              250               --
Foreign currency (3)                                                    --               --               --
Receivables:
  Dividends and reclaims                                           363,722        1,414,436          692,728
  Interest                                                          26,243           80,634          135,464
  Investment securities sold                                        71,404        3,933,626               --
  Fund shares sold                                                 299,042          217,152          310,388
  Variation margin                                                      --               --               --
  Securities lending                                                 6,052           21,572           29,719
  Reimbursement receivable                                          42,665          111,423          126,171
  Unrealized appreciation on foreign currency exchange
    contracts                                                           --               --               --
  Unrealized appreciation on swap agreements                            --               --               --
Prepaid expenses and other assets                                   11,324           15,205           16,050
                                                              ------------   --------------   --------------
  Total Assets                                                 447,869,116    1,215,888,124    1,445,356,392
                                                              ------------   --------------   --------------
LIABILITIES
Cash overdraft                                                      39,129               --               --
Options written at value (4)                                            --               --               --
Unrealized depreciation on foreign currency exchange
  contracts                                                             --               --               --
Collateral held for securities on loan at value                 28,281,352       38,870,837       59,544,180
Payables:
  Investment securities purchased                                  368,689        4,203,989        4,865,740
  Fund shares purchased                                         17,076,461       12,057,163       24,575,641
  Variation margin                                                  63,125          286,225          490,525
  Distributions                                                         --               --               --
  Securities lending                                                 1,816            6,472            8,916
Accrued expenses:
  Advisory fee payable                                              13,679          383,489          453,292
  Distribution fee payable                                              27               12               20
  Registration fee payable                                          42,665          111,423          126,171
  Other accrued expenses                                           116,503          514,477          652,898
Other liabilities                                                       --               --               --
                                                              ------------   --------------   --------------
  Total Liabilities                                             46,003,446       56,434,087       90,717,383
                                                              ------------   --------------   --------------
NET ASSETS                                                    $401,865,670   $1,159,454,037   $1,354,639,009
                                                              ============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-in-capital                                               $367,079,901   $1,151,048,185   $1,457,396,212
Undistributed net investment income (loss)                          37,562           72,867               --
Accumulated net realized gain (loss) on investments, foreign
  currency related items and derivative transactions              (475,378)     (26,405,694)     (78,149,114)
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and derivative transactions     35,223,585       34,738,679      (24,608,089)
                                                              ------------   --------------   --------------
NET ASSETS                                                    $401,865,670   $1,159,454,037   $1,354,639,009
                                                              ============   ==============   ==============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class                     $    367,131   $      168,224   $      309,022
                                                              ------------   --------------   --------------
Retail shares outstanding                                           38,122           17,501           31,495
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    retail share                                              $       9.63   $         9.61   $         9.81
                                                              ============   ==============   ==============
Net assets applicable to the Retirement Class                 $401,470,897   $1,159,208,546   $1,354,301,134
                                                              ------------   --------------   --------------
Retirement shares outstanding                                   25,669,208       79,551,716       86,633,951
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    retirement share                                          $      15.64   $        14.57   $        15.63
                                                              ============   ==============   ==============
Net assets applicable to the Institutional class              $     27,642   $       77,267   $       28,853
                                                              ------------   --------------   --------------
Institutional shares outstanding                                     2,886            8,012            2,935
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    institutional share                                       $       9.58   $         9.64   $         9.83
                                                              ============   ==============   ==============
---------------
(1) Investments at cost                                       $383,567,627   $1,136,828,238   $1,409,779,079
                                                              ============   ==============   ==============
(2) Premiums paid on options purchased                                  --               --               --
                                                              ============   ==============   ==============
(3) Foreign currency at cost                                            --               --               --
                                                              ============   ==============   ==============
(4) Premiums received on options written                                --               --               --
                                                              ============   ==============   ==============

                       See Notes to Financial Statements.

     SMALL CAP     INTERNATIONAL       MONEY         LOW-DURATION    MEDIUM-DURATION   EXTENDED-DURATION
    EQUITY FUND     EQUITY FUND     MARKET FUND       BOND FUND         BOND FUND          BOND FUND
    ------------   -------------   --------------   --------------   ---------------   -----------------
    $344,712,280   $789,557,564    $1,014,279,288   $  879,989,198   $1,126,722,451      $408,876,143
              --             --                --               --            2,734                --
      88,143,319     73,157,036                --      136,174,592       98,920,894        41,280,765
           7,635        466,066                --        1,931,244        3,470,685                --
              --      3,757,468                --           81,404          925,072                --
         142,115        964,569                --               --               --                --
          38,363         82,584         3,373,587        6,693,653        8,253,427         5,805,320
       4,103,595        224,561        10,252,409       32,878,672       82,263,438         2,894,860
           1,547      8,300,120         3,162,973        3,425,263            1,678         8,875,623
              --             --                --          138,594          624,933                --
          49,831         43,146             1,414           53,621           67,945            22,139
          30,428         76,762            98,078           76,387           76,069            37,387
              --      1,516,137                --               --               --                --
              --             --                --               --          209,207                --
          10,233         12,981            15,822           13,416          121,018            11,028
    ------------   ------------    --------------   --------------   --------------      ------------
     437,239,346    878,158,994     1,031,183,571    1,061,456,044    1,321,659,551       467,803,265
    ------------   ------------    --------------   --------------   --------------      ------------
              --             --            52,967               --               --                --
              --             --                --            3,375        1,266,575                --
              --        489,437                --           29,248          108,923                --
      88,143,319     73,157,036                --      136,174,592       98,920,894        41,280,765
       7,010,021        380,128                --      105,273,701      388,374,573         4,599,484
      19,565,156      7,698,641        32,925,187        3,604,517        4,580,740         8,771,617
         170,100             --                --               --            4,875                --
              --             --           547,616               --               --                --
          14,949         12,944               424           16,086           20,383             6,642
          34,917        225,856           105,335           76,222          115,951            65,383
               6              3                51                8                9                20
          30,428         76,762            98,078           76,387           76,069            37,387
         331,165        672,354           261,272          331,336          268,113           184,952
              --          4,611                --               --               --                --
    ------------   ------------    --------------   --------------   --------------      ------------
     115,300,061     82,717,772        33,990,930      245,585,472      493,737,105        54,946,250
    ------------   ------------    --------------   --------------   --------------      ------------
    $321,939,285   $795,441,222    $  997,192,641   $  815,870,572   $  827,922,446      $412,857,015
    ============   ============    ==============   ==============   ==============      ============
    $311,213,822   $897,622,594    $  997,066,464   $  806,967,660   $  820,075,395      $395,361,326
              --       (861,749)            1,110           38,998          (94,423)               --
      (9,565,700)   (26,350,686)          125,067          688,776       (4,068,929)        1,527,650
      20,291,163    (74,968,937)               --        8,175,138       12,010,403        15,968,039
    ------------   ------------    --------------   --------------   --------------      ------------
    $321,939,285   $795,441,222    $  997,192,641   $  815,870,572   $  827,922,446      $412,857,015
    ============   ============    ==============   ==============   ==============      ============
    $    114,906   $     50,755    $      787,944   $    3,458,096   $      122,717      $  8,553,497
    ------------   ------------    --------------   --------------   --------------      ------------
          11,387          5,382           787,864          350,714           12,654           870,131
    ------------   ------------    --------------   --------------   --------------      ------------
    $      10.09   $       9.43    $         1.00   $         9.86   $         9.70      $       9.83
    ============   ============    ==============   ==============   ==============      ============
    $321,743,465   $795,363,098    $  996,379,522   $  812,387,363   $  827,774,622      $404,277,741
    ------------   ------------    --------------   --------------   --------------      ------------
      24,403,174     71,688,771       996,218,921       62,212,163       61,922,716        28,141,272
    ------------   ------------    --------------   --------------   --------------      ------------
    $      13.18   $      11.09    $         1.00   $        13.06   $        13.37      $      14.37
    ============   ============    ==============   ==============   ==============      ============
    $     80,914   $     27,369    $       25,175   $       25,113   $       25,107      $     25,777
    ------------   ------------    --------------   --------------   --------------      ------------
           7,994          2,881            25,173            2,550            2,602             2,619
    ------------   ------------    --------------   --------------   --------------      ------------
    $      10.12   $       9.50    $         1.00   $         9.85   $         9.65      $       9.84
    ============   ============    ==============   ==============   ==============      ============
    $324,485,157   $865,464,602    $1,014,279,288   $  871,659,835   $1,114,395,102      $392,908,104
    ============   ============    ==============   ==============   ==============      ============
              --             --                --               --            4,480                --
    ============   ============    ==============   ==============   ==============      ============
              --      3,847,053                --           81,036          886,683                --
    ============   ============    ==============   ==============   ==============      ============
              --             --                --          (13,403)      (1,145,578)               --
    ============   ============    ==============   ==============   ==============      ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

                                                                  EQUITY          VALUE           GROWTH
        AUGUST 27, 2001* THROUGH DECEMBER 31, 2001              INDEX FUND     EQUITY FUND     EQUITY FUND
        ------------------------------------------             ------------    ------------    ------------
INVESTMENT INCOME
  Dividends                                                    $  1,847,020    $  8,083,342    $  2,630,274
  Interest                                                          121,083         583,751         935,351
  Securities Lending                                                 25,103          79,240         102,902
     Less foreign taxes withheld                                    (11,350)         (5,577)         (5,402)
                                                               ------------    ------------    ------------
Total Investment Income                                           1,981,856       8,740,756       3,663,125
                                                               ------------    ------------    ------------
EXPENSES
  Investment advisory fees                                          236,924       2,729,870       3,471,852
  Transfer agent fees                                                22,580          23,145          23,330
  Custodian fees                                                     17,424          33,597          44,661
  Distribution fees                                                      45              23              36
  Shareholders servicing fees:
     Retail shares                                                       66              35              53
     Retirement shares                                              273,232         758,050         885,443
  Accounting and administration fees                                153,053         291,191         306,932
  Professional fees                                                  31,549          31,549          31,549
  Registration fees                                                  43,021         112,334         127,224
  Shareholder reporting fees                                          3,774          10,957          13,663
  Trustee fees                                                          271             685             800
  Line of credit facility fees                                        2,197           6,146           6,793
  Other expenses                                                      5,727           5,727           5,727
                                                               ------------    ------------    ------------
Total expenses                                                      789,863       4,003,309       4,918,063
Expenses waived and reimbursed                                     (250,226)       (398,945)       (728,635)
                                                               ------------    ------------    ------------
Net expenses                                                        539,637       3,604,364       4,189,428
                                                               ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)                                      1,442,219       5,136,392        (526,303)
                                                               ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investment securities                                              99,100     (22,156,917)    (75,047,824)
  Futures transactions                                              639,525      (4,248,777)     (3,101,290)
  Swap agreements                                                        --              --              --
  Option contracts                                                       --              --              --
  Foreign currency transactions                                          --              --              --
                                                               ------------    ------------    ------------
Net realized gain (loss)                                            738,625     (26,405,694)    (78,149,114)
Net change in unrealized appreciation (depreciation) on:
  Investment securities                                         (16,076,198)    (26,707,049)     52,443,339
  Futures transactions                                               78,962       2,567,678       3,199,629
  Swap agreements                                                        --              --              --
  Option contracts                                                       --              --              --
  Foreign currency transactions                                          --              --              --
                                                               ------------    ------------    ------------
Net change in unrealized appreciation (depreciation)            (15,997,236)    (24,139,371)     55,642,968
                                                               ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (15,258,611)    (50,545,065)    (22,506,146)
                                                               ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $(13,816,392)   $(45,408,673)   $(23,032,449)
                                                               ============    ============    ============

---------------

* Commencement of operations

                       See Notes to Financial Statements.

     SMALL CAP    INTERNATIONAL      MONEY      LOW-DURATION   MEDIUM-DURATION   EXTENDED-DURATION
    EQUITY FUND    EQUITY FUND    MARKET FUND    BOND FUND        BOND FUND          BOND FUND
    -----------   -------------   -----------   ------------   ---------------   -----------------
    $   907,375   $  3,513,926    $        --   $        --      $        --        $    12,553
        178,912        434,168     11,167,126    14,617,774       15,290,386         10,051,125
        134,332        186,816          5,867       157,130          157,916             53,202
         (1,997)      (246,253)            --            --               --                 --
    -----------   ------------    -----------   -----------      -----------        -----------
      1,218,622      3,888,657     11,172,993    14,774,904       15,448,302         10,116,880
    -----------   ------------    -----------   -----------      -----------        -----------
      1,193,278      2,628,323        729,696     1,186,452        1,296,059            712,499
         21,863         19,862         25,914        24,009           22,151             23,498
         47,847        222,652         10,293        24,551           45,156             10,782
             10              5            101            20               22                 47
             15              7            152            30               34                 71
        206,369        518,203        676,096       552,879          562,902            273,017
        129,182        265,149        259,437       265,621          272,142            152,563
         31,549         31,549         31,486        31,549           31,549             31,549
         30,682         77,385         99,013        77,012           76,694             37,686
          3,601          6,913          9,843        10,247            8,474              3,875
            201            467            633           470              470                225
          1,620          4,176          5,584         4,617            4,617              2,219
          5,727         55,825          5,727         5,849            5,727              5,727
    -----------   ------------    -----------   -----------      -----------        -----------
      1,671,944      3,830,516      1,853,975     2,183,306        2,325,997          1,253,758
       (314,401)      (693,499)      (308,032)     (408,300)        (533,905)          (221,451)
    -----------   ------------    -----------   -----------      -----------        -----------
      1,357,543      3,137,017      1,545,943     1,775,006        1,792,092          1,032,307
    -----------   ------------    -----------   -----------      -----------        -----------
       (138,921)       751,640      9,627,050    12,999,898       13,656,210          9,084,573
    -----------   ------------    -----------   -----------      -----------        -----------
    $(9,122,789)  $(26,342,946)   $   125,067   $ 5,045,207      $ 5,744,257        $ 2,621,200
       (442,911)            --             --     1,029,561        1,376,270                 --
             --             --             --            --          158,635                 --
             --             --             --            --          985,616                 --
             --        620,873             --        29,223          200,410                 69
    -----------   ------------    -----------   -----------      -----------        -----------
     (9,565,700)   (25,722,073)       125,067     6,103,991        8,465,188          2,621,269
     13,165,116    (13,293,220)            --    (2,863,893)      (8,824,097)        (1,860,964)
        119,565             --             --      (431,748)        (785,700)                --
             --             --             --            --          (63,827)                --
             --             --             --        10,028          174,410                 --
             --        238,499             --       (27,282)         849,561                 (5)
    -----------   ------------    -----------   -----------      -----------        -----------
     13,284,681    (13,054,721)            --    (3,312,895)      (8,649,653)        (1,860,969)
    -----------   ------------    -----------   -----------      -----------        -----------
      3,718,981    (38,776,794)       125,067     2,791,096         (184,465)           760,300
    -----------   ------------    -----------   -----------      -----------        -----------
    $ 3,580,060   $(38,025,154)   $ 9,752,117   $15,790,994      $13,471,745        $ 9,844,873
    ===========   ============    ===========   ===========      ===========        ===========

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                               EQUITY           VALUE             GROWTH
       AUGUST 27, 2001* THROUGH DECEMBER 31, 2001            INDEX FUND      EQUITY FUND       EQUITY FUND
       ------------------------------------------           ------------    --------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                              $  1,442,219    $    5,136,392    $     (526,303)
  Net realized gain (loss) on investment securities and
     futures transactions                                        738,625       (26,405,694)      (78,149,114)
  Net change in unrealized appreciation (depreciation)
     on investment securities and futures transactions       (15,997,236)      (24,139,371)       55,642,968
                                                            ------------    --------------    --------------
Net increase (decrease) in net assets resulting from
  operations                                                 (13,816,392)      (45,408,673)      (23,032,449)
                                                            ------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                   (2,070)           (1,028)               --
  Retirement shares                                           (1,402,825)       (5,063,466)               --
  Institutional shares                                              (174)             (195)               --
DISTRIBUTIONS TO SHAREHOLDERS FROM NET SHORT-TERM
  CAPITAL GAINS
  Retail shares                                                   (1,700)               --                --
  Retirement shares                                           (1,212,172)               --                --
  Institutional shares                                              (131)               --                --
DISTRIBUTIONS TO SHAREHOLDERS FROM NET LONG-TERM CAPITAL
  GAINS
  Retail shares                                                       --                --                --
  Retirement shares                                                   --                --                --
  Institutional shares                                                --                --                --
RETURN OF CAPITAL
  Retail shares                                                       --                --                --
  Retirement shares                                                   --                --                --
  Institutional shares                                                --                --                --
                                                            ------------    --------------    --------------
Total dividends and distributions                             (2,619,072)       (5,064,689)               --
                                                            ------------    --------------    --------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS                 418,301,134     1,209,927,399     1,377,671,458
                                                            ------------    --------------    --------------
Total increase in net assets                                 401,865,670     1,159,454,037     1,354,639,009
                                                            ------------    --------------    --------------
NET ASSETS:
  Beginning of the Period                                   $         --    $           --    $           --
                                                            ------------    --------------    --------------
  End of the Period                                         $401,865,670    $1,159,454,037    $1,354,639,009
                                                            ============    ==============    ==============

---------------

* Commencement of operations

                       See Notes to Financial Statements.

     SMALL CAP     INTERNATIONAL      MONEY       LOW-DURATION   MEDIUM-DURATION   EXTENDED-DURATION
    EQUITY FUND     EQUITY FUND    MARKET FUND     BOND FUND        BOND FUND          BOND FUND
    ------------   -------------   ------------   ------------   ---------------   -----------------
    $   (138,921)  $    751,640    $  9,627,050   $ 12,999,898    $ 13,656,210       $  9,084,573
      (9,565,700)   (25,722,073)        125,067      6,103,991       8,465,188          2,621,269
      13,284,681    (13,054,721)             --     (3,312,895)     (8,649,653)        (1,860,969)
    ------------   ------------    ------------   ------------    ------------       ------------
       3,580,060    (38,025,154)      9,752,117     15,790,994      13,471,745          9,844,873
    ------------   ------------    ------------   ------------    ------------       ------------
              --           (127)         (1,994)        (1,482)         (1,671)            (4,837)
              --     (2,242,578)     (9,624,892)   (13,521,823)    (14,176,685)        (9,079,567)
              --            (86)           (165)          (441)           (475)              (666)
              --             --              --           (753)         (1,760)              (829)
              --             --              --     (3,995,277)    (10,642,394)        (1,092,622)
              --             --              --           (163)           (442)               (99)
              --             --              --           (162)           (242)                --
              --             --              --       (856,838)     (1,461,903)                --
              --             --              --            (35)            (61)                --
              --             --              --             --             (22)                --
              --             --              --             --        (133,095)                --
              --             --              --             --              (6)                --
    ------------   ------------    ------------   ------------    ------------       ------------
              --     (2,242,791)     (9,627,051)   (18,376,974)    (26,418,756)       (10,178,620)
    ------------   ------------    ------------   ------------    ------------       ------------
     318,359,225    835,709,167     997,067,575    818,456,552     840,869,457        413,190,762
    ------------   ------------    ------------   ------------    ------------       ------------
     321,939,285    795,441,222     997,192,641    815,870,572     827,922,446        412,857,015
    ------------   ------------    ------------   ------------    ------------       ------------
    $         --   $         --    $         --   $         --    $         --       $         --
    ------------   ------------    ------------   ------------    ------------       ------------
    $321,939,285   $795,441,222    $997,192,641   $815,870,572    $827,922,446       $412,857,015
    ============   ============    ============   ============    ============       ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                          EQUITY INDEX FUND
                                                                --------------------------------------
                                                                RETAIL     RETIREMENT    INSTITUTIONAL
                                                                 CLASS       CLASS           CLASS
                                                                -------    ----------    -------------
                                                                         8/27/01* TO 12/31/01
                                                                --------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                          $ 10.00     $  16.15        $ 10.00
                                                                -------     --------        -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                     0.02         0.05           0.03
  Realized and unrealized gain (loss) on investments -- net       (0.28)       (0.46)         (0.34)
                                                                -------     --------        -------
    Total from investment operations                              (0.26)       (0.41)         (0.31)
                                                                -------     --------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                            (0.06)       (0.05)         (0.06)
  Distributions from capital gains                                (0.05)       (0.05)         (0.05)
  Return of capital                                                  --           --             --
                                                                -------     --------        -------
    Total dividends and distributions                             (0.11)       (0.10)         (0.11)
                                                                -------     --------        -------
NET ASSET VALUE -- END OF THE PERIOD                            $  9.63     $  15.64        $  9.58
                                                                =======     ========        =======
Total Return (1)                                                  (2.65)%      (2.55)%        (3.14)%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                                             0.45%        0.40%          0.25%
  Expenses -- before waivers and reimbursements (2)               28.52%        0.53%         86.25%
  Investment income -- net (2)                                     0.95%        0.98%          1.19%
  Portfolio turnover rate (1)                                      2.81%        2.81%          2.81%
Net Assets -- End of the period (000's)                         $   367     $401,471        $    28
                                                                =======     ========        =======

---------------

 *  Commencement of operations.

(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.
  #   Calculated using the average shares outstanding method.
  @ Interest earned on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.

                       See Notes to Financial Statements.

             VALUE EQUITY FUND                      GROWTH EQUITY FUND                   SMALL CAP EQUITY FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    RETAIL    RETIREMENT   INSTITUTIONAL   RETAIL    RETIREMENT   INSTITUTIONAL   RETAIL    RETIREMENT   INSTITUTIONAL
     CLASS      CLASS          CLASS        CLASS      CLASS          CLASS        CLASS      CLASS          CLASS
    -------   ----------   -------------   -------   ----------   -------------   -------   ----------   -------------
            8/27/01* TO 12/31/01                   8/27/01* TO 12/31/01                   8/27/01* TO 12/31/01
    ------------------------------------   ------------------------------------   ------------------------------------
    $ 10.00   $    15.21      $ 10.00      $ 10.00   $    15.93      $ 10.00      $ 10.00    $  13.07       $ 10.00
    -------   ----------      -------      -------   ----------      -------      -------    --------       -------
       0.03         0.06         0.06         --++        (0.01)        --++         --++       (0.01)         --++
      (0.35)       (0.64)       (0.35)       (0.19)       (0.29)       (0.17)        0.09        0.12          0.12
    -------   ----------      -------      -------   ----------      -------      -------    --------       -------
      (0.32)       (0.58)       (0.29)       (0.19)       (0.30)       (0.17)        0.09        0.11          0.12
    -------   ----------      -------      -------   ----------      -------      -------    --------       -------
      (0.07)       (0.06)       (0.07)          --           --           --           --          --            --
         --           --           --           --           --           --           --          --            --
         --           --           --           --           --           --           --          --            --
    -------   ----------      -------      -------   ----------      -------      -------    --------       -------
      (0.07)       (0.06)       (0.07)          --           --           --           --          --            --
    -------   ----------      -------      -------   ----------      -------      -------    --------       -------
    $  9.61   $    14.57      $  9.64      $  9.81   $    15.63      $  9.83      $ 10.09    $  13.18       $ 10.12
    =======   ==========      =======      =======   ==========      =======      =======    ========       =======
      (3.23)%      (3.79)%      (2.88)%      (1.90)%      (1.88)%      (1.70)%       0.90%       0.84%         1.20%
       1.15%        0.90%        0.76%        1.15%        0.90%        0.78%        1.50%       1.25%         1.18%
      65.50%        1.00%       81.37%       47.77%        1.05%       83.19%      123.38%       1.52%        76.30%
       1.12%        1.29%        1.60%       (0.32)%      (0.11)%       0.02%       (0.28)%     (0.13)%        0.12%
      21.09%       21.09%       21.09%        8.71%        8.71%        8.71%       91.89%      91.89%        91.89%
    $   168   $1,159,209      $    77      $   309   $1,354,301      $    29      $   115    $321,743       $    81
    =======   ==========      =======      =======   ==========      =======      =======    ========       =======

          INTERNATIONAL EQUITY FUND
     ------------------------------------
     RETAIL    RETIREMENT   INSTITUTIONAL
      CLASS      CLASS          CLASS
     -------   ----------   -------------
             8/27/01* TO 12/31/01
     ------------------------------------
     $ 10.00    $  11.66       $ 10.00
     -------    --------       -------
       (0.01)#      0.01          --++
       (0.53)      (0.55)        (0.47)
     -------    --------       -------
       (0.54)      (0.54)        (0.47)
     -------    --------       -------
       (0.03)      (0.03)        (0.03)
          --          --            --
          --          --            --
     -------    --------       -------
       (0.03)      (0.03)        (0.03)
     -------    --------       -------
     $  9.43    $  11.09       $  9.50
     =======    ========       =======
       (5.40)%     (4.61)%       (4.69)%
        1.45%       1.15%         0.96%
      256.83%       1.37%        88.97%
       (0.32)%      0.28%         0.11%
       20.05%      20.05%        20.05%
     $    51    $795,363       $    27
     =======    ========       =======

                       See Notes to Financial Statements.

                                                                        MONEY MARKET FUND
                                                              -------------------------------------
                                                              RETAIL    RETIREMENT    INSTITUTIONAL
                                                              CLASS       CLASS           CLASS
                                                              ------    ----------    -------------
                                                                      8/27/01* TO 12/31/01
                                                              -------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF PERIOD                        $ 1.00     $   1.00        $ 1.00
                                                              ------     --------        ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.01         0.01          0.01
  Realized and unrealized gain (loss) on investments -- net       --           --            --
                                                              ------     --------        ------
     Total from investment operations                           0.01         0.01          0.01
                                                              ------     --------        ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.01)       (0.01)        (0.01)
  Distributions from capital gains                                --           --            --
  Return of capital                                               --           --            --
                                                              ------     --------        ------
     Total dividends and distributions                         (0.01)       (0.01)        (0.01)
                                                              ------     --------        ------
NET ASSET VALUE -- END OF THE PERIOD                          $ 1.00     $   1.00        $ 1.00
                                                              ======     ========        ======
Total Return (1)                                                0.81%        0.94%         0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                                          0.75%        0.44%         0.25%
  Expenses -- before waivers and reimbursements (2)            16.37%        0.49%        90.37%
  Investment income -- net (2)                                  1.98%        2.72%         2.60%
  Portfolio turnover rate (1)                                    N/A          N/A           N/A
Net Assets -- end of the period (000's)                       $  788     $996,380        $   25
                                                              ======     ========        ======

---------------
 *  Commencement of operations.

(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.
 @ Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements resulted in a reduction to the expense ratios of the Medium-Duration Bond and Extended-Duration Bond Funds of .02% and .01%, respectively, for the period ended December 31, 2001. The operating expense ratios of the Funds after reflecting these arrangements for the period ending December 31, 2001 were as follows:

                                                             RETAIL    RETIREMENT    INSTITUTIONAL
FUND                                                         CLASS       CLASS           CLASS
----                                                         ------    ----------    -------------
Medium-Duration Bond                                          0.90%       0.62%          0.50%
Extended-Duration Bond                                        1.05%       0.73%          0.65%

                       See Notes to Financial Statements.

           LOW-DURATION BOND FUND               MEDIUM-DURATION BOND FUND             EXTENDED-DURATION BOND FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    RETAIL    RETIREMENT   INSTITUTIONAL   RETAIL    RETIREMENT   INSTITUTIONAL   RETAIL    RETIREMENT   INSTITUTIONAL
     CLASS      CLASS          CLASS        CLASS      CLASS          CLASS        CLASS      CLASS          CLASS
    -------   ----------   -------------   -------   ----------   -------------   -------   ----------   -------------
            8/27/01* TO 12/31/01                   8/27/01* TO 12/31/01                   8/27/01* TO 12/31/01
    ------------------------------------   ------------------------------------   ------------------------------------
    $ 10.00    $  13.10       $ 10.00      $ 10.00    $  13.60       $ 10.00      $ 10.00    $  14.38       $ 10.00
    -------    --------       -------      -------    --------       -------      -------    --------       -------
       0.22        0.21          0.15         0.17        0.22          0.16         0.32        0.32          0.24
      (0.06)       0.05            --        (0.04)      (0.02)        (0.08)       (0.13)       0.03         (0.03)
    -------    --------       -------      -------    --------       -------      -------    --------       -------
       0.16        0.26          0.15         0.13        0.20          0.08         0.19        0.35          0.21
    -------    --------       -------      -------    --------       -------      -------    --------       -------
      (0.22)      (0.22)        (0.22)       (0.23)      (0.23)        (0.23)       (0.32)      (0.32)        (0.33)
      (0.08)      (0.08)        (0.08)       (0.20)      (0.20)        (0.20)       (0.04)      (0.04)        (0.04)
         --          --            --         --++        --++          --++           --          --            --
    -------    --------       -------      -------    --------       -------      -------    --------       -------
      (0.30)      (0.30)        (0.30)       (0.43)      (0.43)        (0.43)       (0.36)      (0.36)        (0.37)
    -------    --------       -------      -------    --------       -------      -------    --------       -------
    $  9.86    $  13.06       $  9.85      $  9.70    $  13.37       $  9.65      $  9.83    $  14.37       $  9.84
    =======    ========       =======      =======    ========       =======      =======    ========       =======
       1.54%       1.96%         1.54%        1.30%       1.49%         0.89%        1.91%       2.48%         2.13%
       0.85%       0.61%         0.45%        0.92%       0.64%         0.52%        1.06%       0.74%         0.66%
      74.57%       0.72%        57.60%       58.62%       0.75%        92.26%       28.95%       0.83%        90.74%
       4.18%       4.47%         4.73%        4.48%       4.61%         4.98%        6.14%       6.32%         6.62%
      79.53%      79.53%        79.53%      247.20%     247.20%       247.20%       21.95%      21.95%        21.95%
    $ 3,458    $812,387       $    25      $   123    $827,774       $    25      $ 8,553    $404,278       $    26
    =======    ========       =======      =======    ========       =======      =======    ========       =======

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS

AB Funds Trust (the "Trust") was organized as a Delaware business trust on March 2, 2000. The Trust has established thirteen series (each a "Fund" and together, the "Funds"). Each Fund is a diversified, open-end management investment company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and together are referred to as the "Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." There are three classes of shares issued by the Trust -- the Retail Class, Retirement Class and Institutional Class. The Blended Funds consist of a Retail Class and Retirement Class. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments and the Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds are commonly referred to as "Fund of Funds".

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price on the principal exchange on which they were traded, or, in the absence of any sale, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, including U.S. Government obligations are valued at the mean of the last bid and asked prices available. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on an national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value.

The Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

B. REPURCHASE AGREEMENTS

Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     FINANCIAL FUTURES CONTRACTS -- The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS -- The Funds are authorized to write and purchase put and call options. The risk in writing a call option is that Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party's ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     FORWARD FOREIGN EXCHANGE CONTRACTS -- The International Equity Fund and the Bond Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The International Equity Fund and the Bond Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     FOREIGN CURRENCY OPTIONS AND FUTURES -- The International Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

     TBAS -- The Bond Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

     SWAP AGREEMENTS -- Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps. Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

D. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

E. FEDERAL INCOME TAXES

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

F. DIVIDENDS TO SHAREHOLDERS

The Money Market Fund declares a dividend daily and payable monthly equal to its net investment income for that day. The Bond Funds declare and pay dividends from net investment income monthly. The Equity Index Fund, Value Equity Fund and Growth Equity Fund declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund, International Equity Fund and the Blended Funds declare and pay dividends from net investment income annually. The Funds declare and pay distributions from capital gains, if available, annually.

G. SECURITY TRANSACTIONS, INCOME AND REALIZED GAINS AND LOSSES

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

H. EXPENSES

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES

Pursuant to a separate investment advisory agreement, SBC Financial Services, Inc. ("SBCFS" or "Investment Advisor") acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee.

SBCFS and the Trust have entered into sub-advisory agreements with various sub-advisors to manage each Select Fund's investments. Under the general supervision of SBCFS, the sub-advisors make the day-to-day investment decisions for the Select Funds and for such services each sub-advisor receives a fee.

The Advisory fees paid to SBCFS and aggregate sub-advisory fees paid to the sub-advisors are computed based upon the average daily net assets of each Fund as follows:

FUND                      ADVISORY FEES    SUB-ADVISOR FEES
----                      -------------    ----------------
Flexible Income                .10%               --
Growth & Income                .10%               --
Capital Opportunities          .10%               --
Global Equity                  .10%               --
International Equity           .47%              .49%
Small Cap Equity               .30%              .80%
Growth Equity                  .48%              .29%
Value Equity                   .43%              .32%
Equity Index                   .14%              .03%
Money Market                   .14%              .08%
Extended-Duration Bond         .27%              .28%
Medium-Duration Bond           .23%              .20%
Low-Duration Bond              .20%              .22%

B. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Board of Trustees has adopted Shareholder Service Plans for the Retirement and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Retail Class and the Retirement Class of each Select Fund are authorized to pay service fees of 0.15% and 0.19% of average daily net assets, respectively. Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the Retail Class of each Select Fund and 0.06% by the Retail Class of each Blended Fund.

C. EXPENSE LIMITATION

SBCFS has agreed, through July 15, 2002, to waive fees and reimburse expenses of the Retail Class, Retirement Class and the Institutional Class of each Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each classes' average daily net assets as follows:

                            RETAIL   RETIREMENT   INSTITUTIONAL
FUND                        CLASS      CLASS          CLASS
----                        ------   ----------   -------------
Flexible Income               .48%       .13%           --
Growth & Income               .48%       .13%           --
Capital Opportunities         .48%       .13%           --
Global Equity                 .48%       .13%           --
International Equity         1.45%      1.15%          .96%
Small Cap Equity             1.50%      1.25%         1.18%
Growth Equity                1.15%       .90%          .78%
Value Equity                 1.15%       .90%          .76%
Equity Index                  .45%       .40%          .25%
Money Market                  .75%       .46%          .25%
Extended-Duration Bond       1.05%       .73%          .65%

                            RETAIL   RETIREMENT   INSTITUTIONAL
FUND                        CLASS      CLASS          CLASS
----                        ------   ----------   -------------
Medium-Duration Bond          .90%       .62%          .50%
Low-Duration Bond             .85%       .61%          .45%

D. BROKERAGE SERVICE AND OTHER ARRANGEMENTS

The Investment Advisor directs the Sub-Advisors to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. There were no expenses paid through Brokerage Service Arrangements for the period August 27, 2001 (commencement of operations) to December 31, 2001.

In addition, the Funds have entered into arrangements with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each Funds expenses. During the period from August 27, 2001 (commencement of operations) to December 31, 2001, expenses reduced and interest credited were as follows:

                              REDUCTION TO     INCREASE TO
FUND                            EXPENSES     INTEREST INCOME
----                          ------------   ---------------
Flexible Income                 $     --        $     --
Growth & Income                       --              --
Capital Opportunities                 12              --
Global Equity                      7,443          10,941
International Equity                 329              --
Small Cap Equity                     388              --
Growth Equity                        192              --
Value Equity                          --              --
Equity Index                         135              --
Money Market                      10,293         253,059
Extended-Duration Bond            10,782          29,470
Medium-Duration Bond              45,156          80,463
Low-Duration Bond                  1,505              --

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds' custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. Cash collateral has been invested in a short-term money market fund of Northern Trust. At December 31, 2001, the market value of loaned securities and collateral received were as follows:

                           MARKET VALUE OF    MARKET VALUE OF
FUND                      SECURITIES LOANED     COLLATERAL
----                      -----------------   ---------------
International Equity        $ 71,601,476       $ 74,059,757
Small Cap Equity              84,301,787         88,431,091
Growth Equity                 57,860,357         60,772,011
Value Equity                  63,120,974         64,942,650
Equity Index                  30,056,205         31,175,838
Money Market                  13,201,118         13,460,368
Extended-Duration Bond        50,790,286         51,148,982
Medium-Duration Bond         126,927,741        128,897,210
Low-Duration Bond            141,395,282        143,510,961

5. INVESTMENT TRANSACTIONS

For the period from August 27, 2001 (commencement of operations) to December 31, 2001, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) aggregated for each Fund are as follows:

                                        SALE AND MATURITY
FUND                     PURCHASES          PROCEEDS
----                   --------------   -----------------
Flexible Income        $    7,359,361    $    3,400,000
Growth & Income            18,500,167        29,000,000
Capital Opportunities      20,909,102        18,673,928

                                        SALE AND MATURITY
FUND                     PURCHASES          PROCEEDS
----                   --------------   -----------------
Global Equity              26,850,000        20,350,000
International Equity      152,861,862       161,102,997
Small Cap Equity          274,306,574       269,863,932
Growth Equity             171,920,409       106,127,927
Value Equity              259,807,201       228,793,564
Equity Index                9,771,036        58,385,100
Extended-Duration
  Bond                    101,529,535        82,486,697
Medium-Duration Bond    1,198,160,854     1,231,153,143
Low-Duration Bond         510,908,427       536,096,443

For the period from August 27, 2001 (commencement of operations) to December 31, 2001, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations aggregated for each Fund are as follows:

                                        SALE AND MATURITY
FUND                     PURCHASES          PROCEEDS
----                   --------------   -----------------
Flexible Income        $    9,811,748    $    7,772,589
Growth & Income            29,572,857        28,622,326
Capital Opportunities      10,575,935        10,048,859
Equity Index                1,451,652         1,158,258
Extended-Duration
  Bond                      2,871,797         2,880,938
Medium-Duration Bond    1,527,398,266     1,486,477,653
Low-Duration Bond         176,609,726       235,501,173

FUTURES CONTRACTS

Investments in securities as of December 31, 2001, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
FLEXIBLE INCOME FUND
  March 2002 S&P 500                             $  179,855                7            $ 2,011,100            $  22,682
GROWTH & INCOME FUND
  March 2002 S&P 500                              1,019,180               47             13,503,100               60,174
CAPITAL OPPORTUNITIES
  March 2002 S&P 500                              1,383,887               69             19,823,700              116,373
GLOBAL EQUITY
  March 2002 S&P 500                              1,823,533               86             24,707,800              139,399
SMALL CAP EQUITY
  March 2002 Russell 2000                         1,358,964               38              9,296,700               74,296
  March 2002 S&P 500                              1,343,892               32              9,193,600              (10,256)

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
GROWTH EQUITY FUND
  March 2002 S&P 500                             $8,078,500              191            $54,874,300            $ 652,822
  March 2002 Russell 2000                            99,920                3                908,250               16,476
VALUE EQUITY FUND
  March 2002 S&P 500                              3,402,263              113             32,526,700              343,928
EQUITY INDEX FUND
  March 2002 S&P 500                              1,613,769               25              7,182,500               23,900
MEDIUM-DURATION BOND FUND
  March 2002 10-Year Euro-Bond Futures              237,650              (79)             7,511,584              176,176
  March 2002 U.S. 5-Year Note Futures               152,703               18              1,904,906                 (703)
  March 2002 U.S. 10-Year Note Futures               11,200               (8)               841,125               23,500
  March 2002 U.S. 10-Year Note Futures              353,992               42              4,415,906             (102,703)
  March 2002 U.S. Long Bond                       2,940,508              137             13,909,781              221,411
  March 2003 90-Day Euro Futures                    182,181              136             32,534,600               13,150
  June 2003 90-Day Euro Futures                     180,992              136             32,322,100              (66,075)
  September 2002 90-Day Euro Libor Futures           17,426               18              3,111,928               (3,305)
  September 2003 90-Day Euro Futures                180,106              136             32,164,000             (119,575)
  December 2002 90-Day Euro Futures                 183,429              136             32,757,300               82,400
LOW-DURATION BOND FUND
  March 2002 10-Year Swap Futures                    11,300              (11)             1,105,844              (11,559)
  March 2002 U.S. 2-Year Note Futures                66,198              (31)             6,478,515               19,347
  March 2002 U.S. 2-Year Note Futures               103,156               78             16,300,781               (4,208)
  March 2002 U.S. 5-Year Note Futures               176,261              163             17,249,984             (144,893)
  March 2002 U.S. 10-Year Note Futures                4,297                4                420,563               (6,860)
  March 2003 90-Day Euro Futures                     57,578               40              9,569,000               14,500
  June 2003 90-Day Euro Futures                      57,202               40              9,506,500               (7,500)
  September 2003 90-Day Euro Futures                 56,923               40              9,460,000              (24,000)
  December 2002 90-Day Euro Futures                  57,973               40              9,634,500               32,000

FOREIGN CURRENCY CONTRACTS

As of December 31, 2001, the following Funds have foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                            AMOUNT OF FOREIGN                          AMOUNT OF FOREIGN    NET UNREALIZED
                        CURRENCY TO BE       CURRENCY TO BE        CURRENCY TO BE       CURRENCY TO BE      APPRECIATION/
INTERNATIONAL EQUITY       DELIVERED            DELIVERED             RECEIVED             RECEIVED         (DEPRECIATION)
--------------------   -----------------    -----------------    ------------------    -----------------    --------------
Expiration Date
  01/02/2002           Canadian Dollars                   340    US Dollars                       213         $       (1)
  01/02/2002           European Euro                   23,450    US Dollars                    20,773                (99)
  01/02/2002           Hong Kong Dollars               77,180    US Dollars                     9,889                (10)
  01/02/2002           US Dollars                     108,963    South African Rand         1,287,965             (1,275)
  01/04/2002           European Euro                    7,772    US Dollars                     6,859                (58)

                                            AMOUNT OF FOREIGN                          AMOUNT OF FOREIGN    NET UNREALIZED
                        CURRENCY TO BE       CURRENCY TO BE        CURRENCY TO BE       CURRENCY TO BE      APPRECIATION/
INTERNATIONAL EQUITY       DELIVERED            DELIVERED             RECEIVED             RECEIVED         (DEPRECIATION)
--------------------   -----------------    -----------------    ------------------    -----------------    --------------
  01/04/2002           US Dollars                      66,562    Japanese Yen               8,708,917         $     (294)
  01/04/2002           Japanese Yen                 2,956,775    US Dollars                    22,598                100
  01/07/2002           US Dollars                      44,795    Japanese Yen               5,892,866                 51
  01/07/2002           Japanese Yen                 4,995,194    US Dollars                    37,972                (43)
  01/08/2002           Japanese Yen                 6,853,121    US Dollars                    52,338                181
  01/15/2002           Japanese Yen                65,454,630    European Euro                601,937             37,162
  01/18/2002           Japanese Yen               152,996,160    European Euro              1,406,085             85,723
  01/23/2002           Japanese Yen                72,528,960    European Euro                672,748             45,872
  01/23/2002           Canadian Dollars               631,212    European Euro                446,765                950
  01/28/2002           Japanese Yen               151,653,775    European Euro              1,393,313             83,484
  01/29/2002           US Dollars                   1,110,000    European Euro              1,246,351             (1,889)
  02/08/2002           US Dollars                     674,000    European Euro                753,662             (4,174)
  02/19/2002           Japanese Yen                94,005,345    European Euro                881,686             66,379
  02/20/2002           Canadian Dollars             1,346,849    European Euro                962,378              9,344
  02/21/2002           Japanese Yen               144,269,697    European Euro              1,341,564             91,414
  02/28/2002           Japanese Yen               109,395,900    US Dollars                   930,000             95,339
  02/28/2002           Japanese Yen               159,414,750    European Euro              1,487,494            104,798
  02/28/2002           Japanese Yen                76,931,861    Swiss Francs               1,034,169             36,137
  03/07/2002           Canadian Dollars               598,814    European Euro                431,298              8,082
  03/12/2002           US Dollars                   6,629,190    Japanese Yen             834,615,000           (257,434)
  03/18/2002           Japanese Yen               294,111,357    European Euro              2,841,640            284,471
  03/22/2002           Japanese Yen                31,218,635    European Euro                273,428              4,163
  03/25/2002           Swedish Krone                7,082,782    Swiss Francs               1,058,554            (36,517)
  03/26/2002           British Pounds                 189,638    European Euro                308,756               (493)
  03/27/2002           Japanese Yen                95,736,600    Swiss Francs               1,228,495              8,743
  03/28/2002           Japanese Yen               406,082,940    European Euro              3,907,913            364,023
  04/04/2002           Japanese Yen               135,608,981    US Dollars                 1,036,000               (502)
  04/26/2002           British Pounds               1,546,741    European Euro              2,489,403            (27,899)
  05/28/2002           Japanese Yen                55,475,250    European Euro                522,022             36,963
  06/20/2002           Hong Kong Dollars            2,855,605    Swiss Francs                 597,482             (5,991)
                                                                                                              ----------
                                                                                                              $1,026,700
                                                                                                              ==========
MEDIUM-DURATION BOND FUND
  01/11/2002           European Euro                6,873,000    US Dollars                 6,011,422         $ (103,938)
  01/11/2002           US Dollars                   6,122,016    European Euro              6,873,000             (4,985)
                                                                                                              ----------
                                                                                                              $ (108,923)
                                                                                                              ==========
LOW-DURATION BOND FUND
  01/11/2002           European Euro                2,995,000    US Dollars                 2,635,600         $  (29,248)
                                                                                                              ==========

OPTIONS WRITTEN

Transactions in options written for the period from August 27, 2001 (commencement of operations) to December 31, 2001 were as follows:

                                                              NUMBER OF     PREMIUMS
MEDIUM-DURATION BOND FUND                                     CONTRACTS     RECEIVED
-------------------------                                     ---------    -----------
Options written, beginning of period                            2,726      $   887,894
                                                               ------      -----------
Options written                                                 6,026        1,799,762
Options expired                                                  (566)        (229,004)
Options closed                                                 (4,500)      (1,313,074)
                                                               ------      -----------
Options written, end of period                                  3,686      $ 1,145,578
                                                               ======      ===========

                                                              NUMBER OF     PREMIUMS
LOW-DURATION BOND FUND                                        CONTRACTS     RECEIVED
----------------------                                        ---------    -----------
Options written, beginning of period                               18      $    13,403
                                                               ------      -----------
Options written                                                    --               --
Options expired                                                    --               --
Options closed                                                     --               --
                                                               ------      -----------
Options written, end of period                                 $   18      $    13,403
                                                               ======      ===========

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period from August 27, 2001 (commencement of operations) to December 31, 2001 are as follows:

                                                           RETAIL CLASS               RETIREMENT CLASS
                                                       ---------------------    ----------------------------
FLEXIBLE INCOME FUND                                   SHARES      DOLLARS        SHARES         DOLLARS
--------------------                                   -------    ----------    ----------    --------------
Sold                                                    32,681    $  324,171    23,462,107    $  311,476,166
Issued for reinvested distributions                        430         4,226       399,833         5,257,806
Redeemed                                                    --            --    (2,067,894)      (27,266,300)
                                                       -------    ----------    ----------    --------------
Net increase (decrease)                                 33,111    $  328,397    21,794,046    $  289,467,672
                                                       =======    ==========    ==========    ==============

                                                           RETAIL CLASS               RETIREMENT CLASS
                                                       ---------------------    ----------------------------
GROWTH & INCOME FUND                                   SHARES      DOLLARS        SHARES         DOLLARS
--------------------                                   -------    ----------    ----------    --------------
Sold                                                   136,021    $1,303,931    91,378,087    $1,253,171,503
Issued for reinvested distributions                      2,912        28,340     1,474,435        19,831,156
Redeemed                                                (1,629)      (16,113)   (6,822,476)      (91,088,550)
                                                       -------    ----------    ----------    --------------
Net increase (decrease)                                137,304    $1,316,158    86,030,046    $1,181,914,109
                                                       =======    ==========    ==========    ==============

                                                           RETAIL CLASS               RETIREMENT CLASS
                                                       ---------------------    ----------------------------
CAPITAL OPPORTUNITIES FUND                             SHARES      DOLLARS        SHARES         DOLLARS
--------------------------                             -------    ----------    ----------    --------------
Sold                                                    33,758    $  325,853    70,081,086    $  959,163,600
Issued for reinvested distributions                        325         3,170       536,066         7,194,005
Redeemed                                                    --            --    (4,508,067)      (59,765,166)
                                                       -------    ----------    ----------    --------------
Net increase (decrease)                                 34,083    $  329,023    66,109,085    $  906,592,439
                                                       =======    ==========    ==========    ==============

                                       RETAIL CLASS               RETIREMENT CLASS
                                   ---------------------    -----------------------------
GLOBAL EQUITY FUND                 SHARES      DOLLARS        SHARES          DOLLARS
------------------                 -------    ----------    ----------    ---------------
Sold                                21,306    $  201,726    66,069,047    $   892,935,217
Issued for reinvested
  distributions                         53           517       133,473          1,767,179
Redeemed                                --            --    (4,538,012)       (58,756,650)
                                   -------    ----------    ----------    ---------------
Net increase (decrease)             21,359    $  202,243    61,664,508    $   835,945,746
                                   =======    ==========    ==========    ===============

                                       RETAIL CLASS               RETIREMENT CLASS           INSTITUTIONAL CLASS
                                   ---------------------    -----------------------------    --------------------
INTERNATIONAL EQUITY FUND          SHARES      DOLLARS        SHARES          DOLLARS        SHARES      DOLLARS
-------------------------          -------    ----------    ----------    ---------------    -------    ---------
Sold                                 5,391    $   49,841    73,765,697    $   858,155,144     2,872      $25,010
Issued for reinvested
  distributions                         14           127       207,071          2,242,578         9           86
Redeemed                               (23)         (200)   (2,283,997)       (24,763,419)       --           --
                                   -------    ----------    ----------    ---------------     -----      -------
Net increase (decrease)              5,382    $   49,768    71,688,771    $   835,634,303     2,881      $25,096
                                   =======    ==========    ==========    ===============     =====      =======

                                       RETAIL CLASS               RETIREMENT CLASS           INSTITUTIONAL CLASS
                                   ---------------------    -----------------------------    --------------------
SMALL CAP EQUITY FUND              SHARES      DOLLARS        SHARES          DOLLARS        SHARES      DOLLARS
---------------------              -------    ----------    ----------    ---------------    -------    ---------
Sold                                11,387    $  108,700    26,809,369    $   348,635,485     7,994      $75,010
Issued for reinvested
  distributions                         --            --            --                 --        --           --
Redeemed                                --            --    (2,406,195)       (30,459,970)       --           --
                                   -------    ----------    ----------    ---------------     -----      -------
Net increase (decrease)             11,387    $  108,700    24,403,174    $   318,175,515     7,994      $75,010
                                   =======    ==========    ==========    ===============     =====      =======

                                       RETAIL CLASS               RETIREMENT CLASS           INSTITUTIONAL CLASS
                                   ---------------------    -----------------------------    --------------------
GROWTH EQUITY FUND                 SHARES      DOLLARS        SHARES          DOLLARS        SHARES      DOLLARS
------------------                 -------    ----------    ----------    ---------------    -------    ---------
Sold                                31,531    $  297,875    91,254,249    $ 1,448,096,078     2,935      $25,010
Issued for reinvested
  distributions                         --            --            --                 --        --           --
Redeemed                               (36)         (300)   (4,620,298)       (70,747,205)       --           --
                                   -------    ----------    ----------    ---------------     -----      -------
Net increase (decrease)             31,495    $  297,575    86,633,951    $ 1,377,348,873     2,935      $25,010
                                   =======    ==========    ==========    ===============     =====      =======

                                       RETAIL CLASS               RETIREMENT CLASS           INSTITUTIONAL CLASS
                                   ---------------------    -----------------------------    --------------------
VALUE EQUITY FUND                  SHARES      DOLLARS        SHARES          DOLLARS        SHARES      DOLLARS
-----------------                  -------    ----------    -----------    --------------    -------    ---------
Sold                                17,388    $  162,463     82,702,775    $1,254,555,266     7,992      $75,010
Issued for reinvested
  distributions                        113         1,028        352,364         5,063,466        20          195
Redeemed                                --            (1)    (3,503,423)      (49,930,028)       --           --
                                   -------    ----------    -----------    --------------     -----      -------
Net increase (decrease)             17,501    $  163,490     79,551,716    $1,209,688,704     8,012      $75,205
                                   =======    ==========    ===========    ==============     =====      =======

                                      RETAIL CLASS                RETIREMENT CLASS           INSTITUTIONAL CLASS
                                  ---------------------    ------------------------------    --------------------
EQUITY INDEX FUND                 SHARES      DOLLARS        SHARES           DOLLARS        SHARES      DOLLARS
-----------------                 -------    ----------    -----------    ---------------    -------    ---------
Sold                               37,845    $  357,819     30,249,421    $   486,916,130     2,855      $25,010
Issued for reinvested
  distributions                       394         3,817        166,366          2,614,997        31          305
Redeemed                             (117)         (999)    (4,746,579)       (71,615,945)       --           --
                                  -------    ----------    -----------    ---------------     -----      -------
Net increase (decrease)            38,122    $  360,637     25,669,208    $   417,915,182     2,886      $25,315
                                  =======    ==========    ===========    ===============     =====      =======

                                    RETAIL CLASS                RETIREMENT CLASS           INSTITUTIONAL CLASS
                                ---------------------    ------------------------------    -------------------
MONEY MARKET FUND                SHARES      DOLLARS        SHARES          DOLLARS        SHARES     DOLLARS
-----------------               --------    ---------    ------------    --------------    -------    --------
Sold                             961,236    $ 961,236    1,934,765,473   $1,934,801,090    25,010     $25,010
Issued for reinvested
  distributions                    1,982        1,982       7,543,463         7,543,463       163         163
Redeemed                        (175,354)    (175,354)   (946,090,015)     (946,090,015)       --          --
                                --------    ---------    ------------    --------------    ------     -------
Net increase (decrease)          787,864    $ 787,864     996,218,921    $  996,254,538    25,173     $25,173
                                ========    =========    ============    ==============    ======     =======

                                       RETAIL CLASS               RETIREMENT CLASS           INSTITUTIONAL CLASS
                                   ---------------------    -----------------------------    --------------------
EXTENDED-DURATION BOND FUND        SHARES      DOLLARS        SHARES          DOLLARS        SHARES      DOLLARS
---------------------------        -------    ----------    ----------    ---------------    -------    ---------
Sold                               893,745    $8,785,829    31,293,941    $   449,964,265     2,541      $25,010
Issued for reinvested
  distributions                        576         5,666       712,974         10,172,189        78          765
Redeemed                           (24,190)     (238,049)   (3,865,643)       (55,524,913)       --           --
                                   -------    ----------    ----------    ---------------     -----      -------
Net increase (decrease)            870,131    $8,553,446    28,141,272    $   404,611,541     2,619      $25,775
                                   =======    ==========    ==========    ===============     =====      =======

                                        RETAIL CLASS               RETIREMENT CLASS          INSTITUTIONAL CLASS
                                    ---------------------    ----------------------------    --------------------
MEDIUM-DURATION BOND FUND           SHARES      DOLLARS        SHARES         DOLLARS        SHARES      DOLLARS
-------------------------           -------    ----------    ----------    --------------    -------    ---------
Sold                                 20,268    $  202,813    63,292,088    $  859,444,272     2,501      $25,010
Issued for reinvested
  distributions                         371         3,624     1,960,327        26,414,149       101          984
Redeemed                             (7,985)      (80,329)   (3,329,699)      (45,141,066)       --           --
                                    -------    ----------    ----------    --------------     -----      -------
Net increase (decrease)              12,654    $  126,108    61,922,716    $  840,717,355     2,602      $25,994
                                    =======    ==========    ==========    ==============     =====      =======

                                        RETAIL CLASS               RETIREMENT CLASS          INSTITUTIONAL CLASS
                                    ---------------------    ----------------------------    --------------------
LOW-DURATION BOND FUND              SHARES      DOLLARS        SHARES         DOLLARS        SHARES      DOLLARS
----------------------              -------    ----------    ----------    --------------    -------    ---------
Sold                                358,357    $3,535,620    66,179,657    $  867,335,378     2,486      $25,010
Issued for reinvested
  distributions                         242         2,397     1,398,658        18,373,938        64          638
Redeemed                             (7,885)      (77,893)   (5,366,152)      (70,738,536)       --           --
                                    -------    ----------    ----------    --------------     -----      -------
Net increase (decrease)             350,714    $3,460,124    62,212,163    $  814,970,780     2,550      $25,648
                                    =======    ==========    ==========    ==============     =====      =======

Effective on the close of business of August 24, 2001, all net assets of the Retirement Class of shares of the Funds transferred from non-registered pooled assets in a tax-free exchange of shares. Included in the amount of net assets transferred was unrealized appreciation/depreciation associated with the investment holdings of each Fund. The following table presents a summary of the transaction:

                                                                                                        UNREALIZED
                                                                                      VALUE OF        APPRECIATION/
FUND                                                          RETIREMENT SHARES   RETIREMENT SHARES   (DEPRECIATION)
----                                                          -----------------   -----------------   --------------
Flexible Income                                                    21,279,410      $  282,723,431      $ 54,513,390
Growth & Income                                                    85,176,445       1,169,869,099       201,381,910
Capital Opportunities                                              65,100,015         892,819,394       119,965,206
Global Equity                                                      60,769,043         824,734,667        97,413,326
International Equity                                               71,568,875         834,365,562       (61,914,216)
Small Cap Equity                                                   25,318,917         330,738,747         7,006,482
Growth Equity                                                      86,077,502       1,371,426,311       (80,251,057)
Value Equity                                                       79,604,605       1,211,124,918        58,878,050
Equity Index                                                       28,709,794         463,750,817        51,220,821
Money Market                                                    1,066,034,403       1,066,070,021                --
Extended-Duration Bond                                             28,260,255         406,381,774        17,829,008
Medium-Duration Bond                                               60,889,711         826,841,316        20,660,056
Low-Duration Bond                                                  63,364,826         830,289,242        11,488,033

7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated October 23, 2001, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. Each Fund had no borrowings outstanding during the year ended December 31, 2001.

8. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in passive foreign investment companies and excise tax regulations.

Distributions during the period August 27, 2001 (commencement of operations) through December 31, 2001 were characterized as follows for tax purposes:

                        ORDINARY      LONG-TERM     RETURN OF      TOTAL
FUND                     INCOME      CAPITAL GAIN    CAPITAL    DISTRIBUTION
----                   -----------   ------------   ---------   ------------
Flexible Income          5,262,245            --          --      5,262,245
Growth & Income         19,859,687            --          --     19,859,687
Capital Opportunities    7,197,203            --          --      7,197,203
Global Equity            1,767,706            --          --      1,767,706
International Equity     2,242,791            --          --      2,242,791
Small Cap Equity                --            --          --             --
Growth Equity                   --            --          --             --
Value Equity             5,064,689            --          --      5,064,689
Equity Index             2,619,072            --          --      2,619,072
Money Market             9,627,051            --          --      9,627,051
Extended-Duration
  Bond                  10,178,620            --          --     10,178,620
Medium-Duration Bond    24,823,427     1,462,206     133,123     26,418,756
Low-Duration Bond       17,519,939       857,035          --     18,376,974

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

                          UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                            ORDINARY        LONG-TERM     APPRECIATION/
FUND                         INCOME       CAPITAL GAINS   (DEPRECIATION)
----                      -------------   -------------   --------------
Flexible Income                158,933         262,659       51,249,905
Growth & Income              2,500,597         246,227      172,784,069
Capital Opportunities        2,599,628              --       94,424,176
Global Equity                1,657,437              --       70,323,131
International Equity       (10,634,224)    (11,896,098)     (79,651,050)
Small Cap Equity                    --      (8,078,154)      18,803,617
Growth Equity              (12,631,587)    (61,528,631)     (28,596,985)
Value Equity                    72,867     (23,208,378)      31,541,363
Equity Index                   432,829         398,055       33,954,885
Money Market                   126,177              --               --
Extended-Duration Bond       1,661,457              --       15,834,232
Medium-Duration Bond        (2,900,072)       (463,750)      11,210,873
Low-Duration Bond              972,939        (319,201)       8,249,174

For federal income tax purposes, capital loss carryovers, expiring December 31, 2009, were as follows as of December 31, 2001:

FUND
----
International Equity                     11,896,098
Small Cap Equity                          8,078,154
Growth Equity                            65,899,400
Value Equity                             23,208,378

For federal income tax purposes, post-October loss deferrals, which will reverse in 2002, were as follows as of December 31, 2001:

FUND
----
International Equity                     11,314,347
Growth Equity                             8,260,817
Medium-Duration Bond                      3,363,822
Low-Duration Bond                           364,802

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                       NET UNREALIZED
                       APPRECIATION/    APPRECIATED     DEPRECIATED
FUND                   (DEPRECIATION)    SECURITIES      SECURITIES
----                   --------------   ------------   --------------
Flexible Income           51,249,905      51,667,047        (417,142)
Growth & Income          172,784,069     173,206,334        (422,265)
Capital Opportunities     94,424,176      94,625,468        (201,292)
Global Equity             70,323,132      70,323,132              --
International Equity     (79,562,451)     51,167,233    (130,729,684)
Small Cap Equity          18,803,617      41,717,745     (22,914,128)
Growth Equity            (28,596,986)    141,328,400    (169,925,386)
Value Equity              31,541,364      99,915,993     (68,374,629)
Equity Index              33,954,885      81,411,432     (47,456,547)
Money Market                      --              --              --
Extended-Duration
  Bond                    15,834,232      23,672,537      (7,838,305)
Medium-Duration Bond      11,489,546      19,784,792      (8,295,246)
Low-Duration Bond          8,240,978      10,886,199      (2,645,221)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

At December 31, 2001, the aggregate cost for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

FUND
----
Flexible Income                          235,973,869
Growth & Income                          983,547,693
Capital Opportunities                    787,621,451
Global Equity                            737,300,961
International Equity                     869,120,015
Small Cap Equity                         325,908,663
Growth Equity                          1,413,098,678
Value Equity                           1,139,681,625
Equity Index                             384,812,427
Money Market                           1,014,279,288
Extended-Duration Bond                   393,041,911
Medium-Duration Bond                   1,115,232,905
Low-Duration Bond                        871,748,220

At December 31, 2001, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The following amounts were reclassified within the capital accounts:

                                                     ACCUMULATED NET
                                                      REALIZED GAIN
                                                        (LOSS) ON
                                      ACCUMULATED    INVESTMENTS AND
                          PAID IN    UNDISTRIBUTED   FOREIGN CURRENCY
FUND                      CAPITAL       INCOME         TRANSACTIONS
----                     ---------   -------------   ----------------
Flexible Income               (297)          297               --
Growth & Income             (1,203)        1,203               --
Capital Opportunities         (872)          872               --
Global Equity                 (787)          787               --
International Equity          (789)      629,402         (628,613)
Small Cap Equity          (138,921)      138,921               --
Growth Equity             (526,303)      526,303               --
Value Equity                (1,164)        1,164               --
Equity Index                  (412)          412               --
Money Market                (1,111)        1,111               --
Extended-Duration Bond        (428)          497              (69)
Medium-Duration Bond      (134,006)      334,414         (200,408)
Low-Duration Bond             (859)       90,799          (89,940)

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AB Funds Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Fund, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund (constituting AB Funds Trust, hereafter referred to as the "Trust") at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period August 27, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 14, 2002

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 262-0511.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Dr. John D. Morgan (1/14/41)         Since 2000    Senior Pastor, Sagemont           13       Wild Interiors -- Chairman of
 Sagemont Baptist Church                            Baptist Church,                            Board
 11323 Hughes Road                                  1971 - Present.                            Houston Baptist University --
 Houston, TX 77089-4637                                                                        Trustee
 Trustee                                                                                       Golden Gate Seminary --
                                                                                               Chairman of Trustees
                                                                                               Baptist General Convention of
                                                                                               Texas (BGCT) -- V.P.
                                                                                               Baptist Foundation -- Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Stephen C. Reynolds (5/1/46)     Since 2000    President and CEO of Baptist      13       National Committee for
 Baptist Memorial Health Care                       Memorial Health Care                       Quality Health
 Corp.                                              Corporation, 1972 - present.               Care -- Chairman-Elect
 899 Madison Avenue                                                                            Ducks Unlimited, Inc. --
 Memphis, TN 38146                                                                             Secretary of the Board
 Trustee                                                                                       University of Memphis Board
                                                                                               of Visitors -- Member
                                                                                               Arkansas State University
                                                                                               Foundation -- Board Member
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Earl B. Patrick (6/3/44)         Since 2000    President and Chief Operating     13       Earl B. Patrick, Inc. --
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart,                      President, Director
 500 N. Valley Mills Drive                          Realtors, Inc. d/b/a Coldwell              JSR Building Partnership --
 Waco, TX 76710                                     Banker Jim Stewart, Realtors,              Managing Partner
 Trustee                                            1975 - present.                            JSR Land Partnership --
                                                                                               Managing Partner
                                                                                               Meadowlake Center -- Managing
                                                                                               Partner
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------------------------
 George Tous Van Nijkerk (8/12/39)    Since 2000    Administrative Services           13       Annuity Board -- Trustee
 Providence Baptist Church                          Director, Providence Baptist               Grace Christian School --
 Administrative Services                            Church, 1991 - Present.                    Treasurer
 6339 Glenwood Avenue                                                                          Biblical Theological Seminary
 Raleigh, NC 27612                                                                             of Poland -- Board Member
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Chairman, Jones Motorcars,        13       Annuity Board -- Trustee
 Jones Motorcars, Inc.                              Inc. 1957 - Present;
 3535 N. College Avenue                             Director, Bank of Arkansas,
 Fayetteville, AR 72703-5108                        1996 - Present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 O.S. Hawkins (8/6/47)                Since 2000    President and CEO, Annuity        N/A                   N/A
 2401 Cedar Springs Road                            Board of the Southern Baptist
 Dallas, TX 75201-1407                              Convention, 1997 - Present;
 President                                          Pastor, First Baptist Church,
                                                    1993 - 1997.
--------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and      N/A                   N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 Senior Vice President                              Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief       N/A                   N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present;
 Officer                                            Baptist Foundation of Texas
                                                    1984 - 1998.
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and             N/A                   N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Treasurer                       Convention, 1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and        N/A                   N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Secretary                       Convention, 1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Messrs. Tous Van Nijkerk and Jones serve as trustees and are to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended.

           [AB FUNDS LOGO]

           2401 Cedar Springs Rd., Dallas, TX 75201-1498
           P.O. Box 2190, Dallas, TX 75221-2190
           1.800.262.0511 - www.absbc.org



                                    Funds distributed by PFPC Distributors, Inc.
                                                              3200 Horizon Drive
                                                       King of Prussia, PA 19406

           Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72